UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Global Equity Market Neutral Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

April 30, 2024
2024 Annual Report

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents

3

Fund Summary as of April 30, 2024

BlackRock Defensive Advantage Emerging Markets Fund
Investment Objective
BlackRock Defensive Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes outperformed its primary benchmark, the MSCI  Emerging Markets Minimum Volatility Index, but underperformed its secondary benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
Emerging-market equities, while producing positive absolute returns, trailed their developed-market peers. The period was highlighted by elevated volatility that was driven by geopolitical events, persistent inflation, monetary policy changes and sector-specific trends. Performance was weak in the first half of the period, due largely to a poor showing for China. The market lagged considerably due to downbeat foreign investor sentiment and weak economic data, as well as a broader risk-off tone in the markets during the third quarter of 2023. However, India performed well as it was seen as an alternative to China by U.S. and European investors. Additionally, Poland continued its rebound from the downturn that followed the onset of the Ukraine conflict in 2022. Asian equities rebounded later in the period given signs of stabilization in China and a rally in semiconductor stocks that was driven by enthusiasm related to artificial intelligence (“AI”). There was a notable style rotation during the period, with value dominating the earlier part and momentum taking the lead thereafter.
Stock selection insights drove the Fund’s outperformance, led by those that evaluate sentiment. Trend-based insights designed to measure sentiment from monthly sales forecasts, analysts’ revisions, and informed-investor positioning were among the top contributors by correctly aligning the portfolio for the optimism surrounding AI. This was highlighted by a successful overweight in Taiwan information technology stocks. Additionally, an insight looking at policy and political risk expectations drove a successful underweight in South Korea. Certain fundamental measures also worked well. Insights that evaluate changes in balance sheet strength, such as net operating assets, contributed positively, as did those that favor more stable companies. Traditional valuation insights that track company sales, cash flow, dividends and other financial statement metrics further contributed.
Despite the Fund’s positive overall performance, select measures detracted. Macro measures detracted amid changing leadership and sentiment stemming from the shifting outlook for inflation and monetary policy. In particular, an overweight in Indonesia hurt results. Human capital quality related insights that analyze companies based on data from online job postings motivated an unsuccessful overweight in China offshore healthcare stocks, which also detracted from performance.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. It built upon its alternative data capabilities with enhanced data sets that capture informed investor positioning in specific regions. Additionally, the Fund added to its complex of consumer intent insights with a measure that looks at web activity as a gauge of potential revenue growth. It also built on country-specific employee sentiment data sets in Asia. In addition, the Fund responded to geopolitical tensions by developing a new insight that analyzes the movement of manufacturing processes across countries in Asia.
Describe portfolio positioning at period end.
The Fund maintained a largely sector- and country-neutral positioning. It had a slight overweight in energy and industrials, and it had a small underweight in information technology and consumer discretionary. At the country level, it had a narrow overweight in Brazil and a modest underweight in the Philippines.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
4
2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Defensive Advantage Emerging Markets Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on December 21, 2020.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
An index that aims to reflect the performance characteristics of a minimum variance strategy applied to large- and mid-cap equities across certain emerging markets countries. The index is calculated by optimizing the MSCI Emerging Markets Index, its parent index, for the lowest absolute risk (within a given set of constraints).
(d)
An index that captures large- and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
	Average Annual Total Returns(a)
	1 Year		Since Inception(b)
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	7.43%	N/A	2.81%	N/A
Investor A	7.19	1.56%	2.55	0.92%
Class K	7.48	N/A	2.82	N/A
MSCI Emerging Markets Minimum Volatility Index	4.75	N/A	0.77	N/A
MSCI Emerging Markets Index	9.88	N/A	(2.94)	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)	The Fund commenced operations on December 21, 2020.
N/A — Not applicable as the share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,124.10	$ 4.57	$ 1,000.00	$ 1,020.56	$ 4.35	0.87%
Investor A	1,000.00	1,122.60	5.91	1,000.00	1,019.29	5.62	1.12
Class K	1,000.00	1,124.30	4.35	1,000.00	1,020.76	4.14	0.82

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.
Fund Summary
5

Fund Summary as of April 30, 2024(continued)

BlackRock Defensive Advantage Emerging Markets Fund
Portfolio Information

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
Haier Smart Home Co. Ltd., Class H	1.6%
ICICI Bank Ltd.	1.6
Meihua Holdings Group Co. Ltd., Class A	1.5
Hon Hai Precision Industry Co. Ltd.	1.5
Bangkok Dusit Medical Services PCL	1.5
BOE Technology Group Co. Ltd., Class A	1.5
Nahdi Medical Co.	1.5
Industrial & Commercial Bank of China Ltd., Class H	1.5
Lupin Ltd.	1.5
Abu Dhabi Commercial Bank PJSC	1.5

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
China	21.6%
India	17.7
Taiwan	17.5
Saudi Arabia	7.7
Malaysia	5.5
South Korea	5.1
United Arab Emirates	3.9
Qatar	3.3
Indonesia	3.3
United States	3.2
Kuwait	3.2
Thailand	2.9
Brazil	2.4
Greece	1.5
Hungary	1.0
Other#	0.5
Liabilities in Excess of Other Assets	(0.3)

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.
6
2024 BlackRock Annual Report to Shareholders

About Fund Performance
Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager"), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower.  With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Defensive Advantage Emerging Markets Fund
About Fund Performance / Disclosure of Expenses / Derivative Financial Instruments
7

Schedule of Investments
April 30, 2024
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.4%
Ambev SA	34,203	$ 80,030
CPFL Energia SA	7,038	43,237
Telefonica Brasil SA	1,301	11,861
Telefonica Brasil SA, ADR	12,358	114,188
		249,316
China — 21.6%
Bank of China Ltd., Class H	240,000	107,638
BOE Technology Group Co. Ltd., Class A	253,300	151,783
Bosideng International Holdings Ltd.	256,000	148,190
China Construction Bank Corp., Class H	10,000	6,470
China Galaxy Securities Co. Ltd., Class H	202,000	109,417
China Merchants Bank Co. Ltd., Class H	3,500	15,158
China Petroleum & Chemical Corp., Class H	246,000	146,838
China Railway Group Ltd., Class H	11,000	5,428
Chow Tai Fook Jewellery Group Ltd.	19,400	26,397
Daqin Railway Co. Ltd., Class A	116,900	111,522
Geely Automobile Holdings Ltd.	42,000	50,549
Haier Smart Home Co. Ltd., Class H	44,400	164,459
Industrial & Commercial Bank of China Ltd., Class H	282,000	151,216
Kunlun Energy Co. Ltd.	32,000	31,020
Kweichow Moutai Co. Ltd., Class A	605	141,606
Meihua Holdings Group Co. Ltd., Class A	102,500	156,699
NetEase, Inc.	7,800	146,208
People’ s Insurance Co. Group of China Ltd., Class H	63,000	20,678
SAIC Motor Corp. Ltd., Class A	73,400	150,035
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	46,700	66,363
Tencent Holdings Ltd.	3,300	144,814
Weichai Power Co. Ltd., Class A	58,100	139,147
Zijin Mining Group Co. Ltd., Class H	10,000	21,815
		2,213,450
Greece — 1.5%
Hellenic Telecommunications Organization SA, Class R	9,822	149,212
JUMBO SA, Class R	289	9,000
		158,212
Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	12,709	104,298
India — 17.7%
Alkem Laboratories Ltd.	2,498	144,637
Birlasoft Ltd.	15,534	120,527
Cipla Ltd.	3,722	62,307
Colgate-Palmolive India Ltd.	2,894	97,938
Dr Reddy’s Laboratories Ltd.	1,029	76,360
Dr Reddy’s Laboratories Ltd., ADR	1,110	81,552
HCL Technologies Ltd.	8,400	137,046
ICICI Bank Ltd., ADR	5,773	158,931
Kotak Mahindra Bank Ltd.	4,124	80,152
Larsen & Toubro Ltd.	3,483	149,720
Lupin Ltd.	7,674	151,101
Nestle India Ltd.	1,191	35,751
Petronet LNG Ltd.	20,136	74,741
Shree Cement Ltd.	510	149,312
Tata Consultancy Services Ltd.	3,255	148,558
Zydus Lifesciences Ltd.	12,625	144,200
		1,812,833
Security	Shares	Value
Indonesia — 3.3%
Bank Mandiri Persero Tbk PT	232,100	$ 98,103
Bank Rakyat Indonesia Persero Tbk PT	396,300	119,962
Telkom Indonesia Persero Tbk PT	597,700	115,869
		333,934
Kuwait — 3.2%
Kuwait Finance House KSCP	61,199	142,764
Mobile Telecommunications Co. KSCP	27,977	44,215
National Bank of Kuwait SAKP	48,663	136,379
		323,358
Malaysia — 5.5%
CIMB Group Holdings Bhd	106,100	146,633
Hong Leong Bank Bhd	5,700	23,019
IHH Healthcare Bhd	11,100	14,723
Maxis Bhd	102,300	78,575
MISC Bhd	90,100	150,277
Petronas Gas Bhd	39,300	148,224
		561,451
Peru — 0.1%
Credicorp Ltd.	80	13,249
Qatar — 3.3%
Ooredoo QPSC	53,970	147,837
Qatar Electricity & Water Co. QSC	9,238	38,690
Qatar National Bank QPSC	39,060	148,468
		334,995
Russia(a)(b) — 0.0%
Alrosa PJSC	37,207	4
LUKOIL PJSC	1,506	—
		4
Saudi Arabia — 7.7%
Al Rajhi Bank	289	6,147
Almarai Co. JSC	6,043	91,517
BinDawood Holding Co.	16,439	41,431
Etihad Etisalat Co.	9,705	134,554
Jarir Marketing Co.	3,810	13,733
Nahdi Medical Co.	4,113	151,420
Saudi Arabian Oil Co. (c)	7,318	58,637
Saudi Basic Industries Corp.	6,444	145,185
Saudi Telecom Co.	14,313	143,621
		786,245
South Korea — 5.1%
CJ CheilJedang Corp.	606	146,886
GS Retail Co. Ltd.	139	1,993
Hugel, Inc. (b)	873	133,471
Hyundai Glovis Co. Ltd.	469	61,397
Korea Electric Power Corp. (b)	1,888	28,823
SK Telecom Co. Ltd.	2,536	93,786
SK Telecom Co. Ltd., ADR	2,615	53,424
		519,780
Taiwan — 17.5%
Cathay Financial Holding Co. Ltd.	58,000	89,688
Chunghwa Telecom Co. Ltd.	37,000	140,631
CTBC Financial Holding Co. Ltd.	130,000	135,683
E.Sun Financial Holding Co. Ltd.	175,757	147,689
Elan Microelectronics Corp.	29,000	145,964
Far EasTone Telecommunications Co. Ltd.	58,000	143,864
Gemtek Technology Corp.	121,000	122,774
8
2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd.	32,000	$ 152,331
MediaTek, Inc.	4,000	120,605
President Chain Store Corp.	17,000	142,964
Primax Electronics Ltd.	46,000	136,357
Realtek Semiconductor Corp.	9,000	141,976
Taiwan High Speed Rail Corp.	159,000	145,774
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	23,944
		1,790,244
Thailand — 2.9%
Bangkok Dusit Medical Services PCL, NVDR	194,800	152,116
PTT Exploration & Production PCL, NVDR	34,700	145,160
		297,276
Turkey — 0.4%
Turkiye Petrol Rafinerileri A/S, Class A	6,935	41,927
United Arab Emirates — 3.9%
Abu Dhabi Commercial Bank PJSC	66,507	151,016
Abu Dhabi Islamic Bank PJSC	4,597	13,968
Dubai Islamic Bank PJSC	94,456	142,987
Emirates Telecommunications Group Co. PJSC	6,215	28,766
First Abu Dhabi Bank PJSC	16,859	57,284
		394,021
United States — 0.3%
Genpact Ltd.	1,024	31,478
Total Long-Term Investments — 97.4% (Cost: $9,684,142)		9,966,071
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	300,963	$ 300,963
Total Short-Term Securities — 2.9% (Cost: $300,963)		300,963
Total Investments — 100.3% (Cost: $9,985,105)		10,267,034
Liabilities in Excess of Other Assets — (0.3)%		(29,066)
Net Assets — 100.0%		$ 10,237,968

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 6 (b)	$ —	$ (6)	$ —	$ —	—	$ 3 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	233,681	67,282 (b)	—	—	—	300,963	300,963	11,282	—
SL Liquidity Series, LLC, Money Market Series(a)	—	2 (b)	—	(2)	—	—	—	146 (c)	—
				$ (8)	$ —	$ 300,963		$ 11,431	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	06/21/24	$ 208	$ (2,534)
Schedule of Investments
9

Schedule of Investments (continued)
April 30, 2024
BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,534	$ —	$ —	$ —	$ 2,534

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,637	$ —	$ —	$ —	$ 1,637
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (6,520)	$ —	$ —	$ —	$ (6,520)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$176,065
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 249,316	$ —	$ —	$ 249,316
China	111,522	2,101,928	—	2,213,450
Greece	9,000	149,212	—	158,212
Hungary	104,298	—	—	104,298
India	240,483	1,572,350	—	1,812,833
Indonesia	—	333,934	—	333,934
Kuwait	—	323,358	—	323,358
Malaysia	313,224	248,227	—	561,451
Peru	13,249	—	—	13,249
Qatar	147,837	187,158	—	334,995
Russia	—	—	4	4
Saudi Arabia	226,071	560,174	—	786,245
South Korea	53,424	466,356	—	519,780
Taiwan	—	1,790,244	—	1,790,244
Thailand	—	297,276	—	297,276
Turkey	41,927	—	—	41,927
United Arab Emirates	243,005	151,016	—	394,021
United States	31,478	—	—	31,478
10
2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 300,963	$ —	$ —	$ 300,963
	$ 2,085,797	$ 8,181,233	$ 4	$ 10,267,034
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,534)	$ —	$ —	$ (2,534)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
11

Statement of Assets and Liabilities
April 30, 2024

BlackRock Defensive Advantage Emerging Markets Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 9,966,071
Investments, at value — affiliated(b)	300,963
Cash	2,787
Cash pledged for futures contracts	7,000
Foreign currency, at value(c)	23,655
Receivables:
Investments sold	1,553
Capital shares sold	11,934
Dividends — unaffiliated	14,679
Dividends — affiliated	1,007
From the Manager	29,947
Prepaid expenses	19,575
Total assets	10,379,171
LIABILITIES
Payables:
Accounting services fees	5,064
Administration fees	11
Capital shares redeemed	11,962
Custodian fees	24,772
Deferred foreign capital gain tax	34,400
Trustees’ and Officer’s fees	1,729
Other accrued expenses	4,205
Professional fees	56,072
Service fees	58
Transfer agent fees	74
Variation margin on futures contracts	2,856
Total liabilities	141,203
Commitments and contingent liabilities
NET ASSETS	$ 10,237,968
NET ASSETS CONSIST OF
Paid-in capital	$ 10,507,951
Accumulated loss	(269,983)
NET ASSETS	$ 10,237,968
(a)Investments, at cost—unaffiliated	$9,684,142
(b)Investments, at cost—affiliated	$300,963
(c)Foreign currency, at cost	$23,656
12
2024 BlackRock Annual Report to Shareholders

Statement of Assets and Liabilities  (continued)
April 30, 2024

BlackRock Defensive Advantage Emerging Markets Fund
NET ASSET VALUE
Institutional
Net assets	$ 103,972
Shares outstanding	10,716
Net asset value	$ 9.70
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 298,214
Shares outstanding	30,772
Net asset value	$ 9.69
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 9,835,782
Shares outstanding	1,013,509
Net asset value	$ 9.70
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Financial Statements
13

Statement of Operations
Year Ended April 30, 2024

BlackRock Defensive Advantage Emerging Markets Fund
INVESTMENT INCOME
Dividends — unaffiliated	$348,716
Dividends — affiliated	11,282
Securities lending income — affiliated — net	149
Foreign taxes withheld	(35,007)
Total investment income	325,140
EXPENSES
Professional	93,162
Investment advisory	77,743
Custodian	53,534
Registration	51,201
Printing and postage	23,530
Accounting services	15,360
Trustees and Officer	6,399
Administration	4,130
Administration — class specific	1,943
Service — class specific	407
Transfer agent — class specific	150
Miscellaneous	15,821
Total expenses excluding interest expense	343,380
Interest expense — unaffiliated	699
Total expenses	344,079
Less:
Administration fees waived	(4,130)
Administration fees waived by the Manager — class specific	(1,785)
Fees waived and/or reimbursed by the Manager	(258,140)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(41)
Total expenses after fees waived and/or reimbursed	79,983
Net investment income	245,157
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	456,574
Investments — affiliated	(8)
Foreign currency transactions	(20,473)
Futures contracts	1,637
437,730
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	39,355
Foreign currency translations	(7)
Futures contracts	(6,520)
32,828
Net realized and unrealized gain	470,558
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$715,715
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(48,690)
(b) Net of increase in deferred foreign capital gain tax of	$(29,440)
See notes to financial statements.
14
2024 BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund
	Year Ended 04/30/24	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$245,157	$298,859
Net realized gain (loss)	437,730	(661,164)
Net change in unrealized appreciation (depreciation)	32,828	406,904
Net increase in net assets resulting from operations	715,715	44,599
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,155)	(2,409)
Investor A	(2,443)	(2,382)
Class K	(210,360)	(234,803)
Decrease in net assets resulting from distributions to shareholders	(214,958)	(239,594)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	177,025	26,037
NET ASSETS
Total increase (decrease) in net assets	677,782	(168,958)
Beginning of year	9,560,186	9,729,144
End of year	$10,237,968	$9,560,186

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements
15

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.23	0.29	0.19	0.02
Net realized and unrealized gain (loss)	0.44	(0.25)	(0.80)	0.79
Net increase (decrease) from investment operations	0.67	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.20)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	(0.57)	—
Total distributions	(0.20)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	7.43%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.59%	3.75%	3.81%	3.18%(h)(i)
Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.81%	0.81%(h)
Net investment income	2.50%	3.23%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$104	$97	$97	$108
Portfolio turnover rate	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.74%.
See notes to financial statements.
16
2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.22	$9.41	$10.81	$10.00
Net investment income(b)	0.21	0.26	0.17	0.01
Net realized and unrealized gain	0.44	(0.24)	(0.82)	0.80
Net increase from investment operations	0.65	0.02	(0.65)	0.81
Distributions(c)
From net investment income	(0.18)	(0.21)	(0.18)	(0.00)(d)
From net realized gain	—	—	(0.57)	—
Total distributions	(0.18)	(0.21)	(0.75)	(0.00)
Net asset value, end of period	$9.69	$9.22	$9.41	$10.81
Total Return(e)
Based on net asset value	7.19%	0.35%	(6.43)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.86%	4.03%	4.11%	3.43%(h)(i)
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.06%	1.06%(h)
Net investment income	2.27%	2.99%	1.62%	0.27%(h)
Supplemental Data
Net assets, end of period (000)	$298	$105	$97	$108
Portfolio turnover rate	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.99%
See notes to financial statements.
Financial Highlights
17

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.24	0.29	0.19	0.02
Net realized and unrealized gain	0.44	(0.25)	(0.80)	0.79
Net increase from investment operations	0.68	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.21)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	(0.57)	—
Total distributions	(0.21)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	7.48%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.53%	3.66%	3.75%	2.84%(h)(i)
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%(h)
Net investment income	2.53%	3.27%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$9,836	$9,358	$9,535	$10,598
Portfolio turnover rate	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.40%.
See notes to financial statements.
18
2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The  Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
19

Notes to Financial Statements  (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate
20
2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Notes to Financial Statements
21

Notes to Financial Statements  (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.80%
$1 billion – $3 billion	0.75
$3 billion – $5 billion	0.72
$5 billion – $10 billion	0.70
Greater than $10 billion	0.68
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A
BlackRock Defensive Advantage Emerging Markets Fund	$ 407
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
22
2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Average Daily Net Assets	Administration Fees
$4 billion - $13 billion	0.0325%
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 19	$ 33	$ 1,891	$ 1,943
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 39	$ 22	$ 44	$ 105
For the year ended April 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 57	$ 49	$ 44	$ 150
Other Fees:  For the year ended April 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $151.
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended April 30, 2024, the amount waived was $163.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.86%
Investor A	1.11
Class K	0.81
The  Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2024, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BlackRock Defensive Advantage Emerging Markets Fund	$ 257,977

Fund Name	Administration Fees Waived
BlackRock Defensive Advantage Emerging Markets Fund	$ 4,130
Notes to Financial Statements
23

Notes to Financial Statements  (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended April 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$ 9	$ 6	$ 1,770	$ 1,785

	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 33	$ 1	$ 7	$ 41
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund  retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended April 30, 2024, the Fund paid BIM $29 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the year ended April 30, 2024, purchases and sales of investments, excluding short-term securities, were $18,388,162 and $18,167,271, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The  Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the  Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the  Fund’ s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
24
2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/24	Year Ended 04/30/23
BlackRock Defensive Advantage Emerging Markets Fund
Ordinary income	$ 214,958	$ 239,594
As of April 30, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 78,036	$ (571,384)	$ 223,365	$ (269,983)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

During the year ended April 30, 2024, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Amounts
BlackRock Defensive Advantage Emerging Markets Fund	$ 387,554
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Defensive Advantage Emerging Markets Fund	$ 10,009,127	$ 752,013	$ (494,106)	$ 257,907
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’ s prospectus provides details of the risks to which the Fund is subject.
The  Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Notes to Financial Statements
25

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The  Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
26
2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Defensive Advantage Emerging Markets Fund
Institutional
Shares sold	206	$ 1,900	171	$ 1,500
Shares issued in reinvestment of distributions	7	61	2	15
	213	$ 1,961	173	$ 1,515
Investor A
Shares sold	19,326	$ 180,245	1,046	$ 9,602
Shares issued in reinvestment of distributions	63	571	25	220
Shares redeemed	—	—	(15)	(132)
	19,389	$ 180,816	1,056	$ 9,690
Class K
Shares sold	1,859	$ 17,248	2,045	$ 17,483
Shares issued in reinvestment of distributions	39	364	31	265
Shares redeemed	(2,459)	(23,364)	(331)	(2,916)
	(561)	$ (5,752)	1,745	$ 14,832
	19,041	$ 177,025	2,974	$ 26,037
As of April 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Investor A	Class K
BlackRock Defensive Advantage Emerging Markets Fund	10,330	10,312	1,012,325
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
27

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Defensive Advantage Emerging Markets Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Defensive Advantage Emerging Markets Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from December 21, 2020 (commencement of operations) through April 30, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 21, 2020 (commencement of operations) through April 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
28
2024 BlackRock Annual Report to Shareholders

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2024:
Fund Name	Qualified Dividend Income
BlackRock Defensive Advantage Emerging Markets Fund	$ 134,779
The Fund intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
BlackRock Defensive Advantage Emerging Markets Fund	$ 259,440	$ 80,489
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2024:
Fund Name	Federal Obligation Interest
BlackRock Defensive Advantage Emerging Markets Fund	$ 1,388
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2024:
Fund Name	Interest Dividends
BlackRock Defensive Advantage Emerging Markets Fund	$ 8,853
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2024:
Fund Name	Interest- Related Dividends
BlackRock Defensive Advantage Emerging Markets Fund	$ 8,853
Important Tax Information
29

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets.  It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications.  The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
30
2024 BlackRock Annual Report to Shareholders

Trustee and Officer Information

Independent Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)
Chief Investment Officer, University of Delaware from
1999 to 2013; Trustee and Chair of the Finance and
Investment Committees, Winterthur Museum and Country
Estate from 2005 to 2016; Member of the Investment
Committee, Delaware Public Employees’ Retirement
System since 2002; Member of the Investment Committee,
Christiana Care Health System from 2009 to 2017;
Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and
Chair of the Audit Committee, SEI Private Trust Co. from
2001 to 2014.
			28 RICs consisting of 164 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)
Trustee, Financial Accounting Foundation from  2017 to
2021;  Advisory Board Member, Center for Private Equity
and Entrepreneurship at Tuck School of Business from
1997 to 2021; Director, Pacific Pension Institute from
2014 to 2018; Senior Advisor, Commonfund Capital, Inc.
(“CCI”) (investment adviser) in 2015; Chief Executive
Officer, CCI from 2013 to 2014; President & Chief
Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof  from 2018 to 2022; Advisory Board
Member, Bridges Fund Management from 2016 to 2018;
Practitioner Advisory Board Member, Private Capital
Research Institute (“PCRI”) since 2017; Lecturer in the
Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member,
Tostan since 2021; Member of the President’s Counsel,
Commonfund since 2023.
			28 RICs consisting of 164 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)
Senior advisor, Insignia since 2024; Chief Investment
Officer, Williams College from 2006 to 2023; Chief
Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston
since 2017; Director, B1 Capital since 2018; Director,
David and Lucile Packard Foundation since 2020.
			28 RICs consisting of 164 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)
Bank of America Corporation from 1996 to 2015, serving in
various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial
Officer of Global Banking, Markets and Wealth
Management from 2008 to 2009, Chief Accounting Officer
from 2004 to 2008, Chief Financial Officer of Consumer
Bank from 2003 to 2004, Chief Financial Officer of Global
Corporate Investment Bank from 1999 to 2002.
			28 RICs consisting of 164 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)
Director, Pioneer Public Interest Law Center since 2023;
Director, Charles Stark Draper Laboratory, Inc. from
2013 to 2021; Senior Lecturer, Harvard Business School
from 2008 to 2021; FMR LLC/Fidelity Investments
(financial services) from 1996 to 2008, serving in various
senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from
1985 to 1996 and Associate thereof from 1979 to 1985.
			28 RICs consisting of 164 Portfolios	None
Trustee and Officer Information
31

Trustee and Officer Information (continued)
Independent Trustees(a) (continued)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 164 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None
Donald C. Opatrny 1952	Trustee (Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment
Committee of The Arizona Community Foundation since
2022 and Trustee thereof since 2020; Director, Athena
Capital Advisors LLC (investment management firm) from
2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment
Committee, Cornell University from 2004 to 2019; Member
of Affordable Housing Supply Board of Jackson, Wyoming
from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
Member of the Investment Committee, Mellon Foundation
from 2009 to 2015; President, Trustee and Member of the
Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the
Investment Committee, Community Foundation of Jackson
Hole since 2014.
			28 RICs consisting of 164 Portfolios	None
Kenneth L. Urish 1951	Trustee (Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified
public accountants and consultants) since 1976; Past-
Chairman of the Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants and
Committee Member thereof since 2007; Member of
External Advisory Board, The Pennsylvania State
University Accounting Department since 2001, Emeritus
since 2022; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to
2008; Director, Inter-Tel from 2006 to 2007; Member,
Advisory Board, ESG Competent Boards since 2020.
			28 RICs consisting of 164 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)
Advisory Board Member, Grossman School of Business at
the University of Vermont since 2023; Advisory Board
Member, Scientific Financial Systems since 2022; General
Partner of Neon Liberty Capital Management, LLC from
2003 to 2023; Chief Operating Officer and Chief Financial
Officer of Liberty Square Asset Management, LP from
1998 to 2015; Director, Boston Hedge Fund Group from
2009 to 2018; Director, Massachusetts Council on
Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
			28 RICs consisting of 164 Portfolios	None
32
2024 BlackRock Annual Report to Shareholders

Trustee and Officer Information (continued)

Interested Trustees(a)(d)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Trustee (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock’s Global Executive and Global Operating
Committees; Co-Chair of BlackRock’s Human Capital
Committee; Senior Managing Director of BlackRock, Inc.
from 2010 to 2019; oversaw BlackRock’s Strategic Partner
Program and Strategic Product Management Group from
2012 to 2019; Member of the Board of Managers of
BlackRock Investments, LLC from 2011 to 2018; Global
Head of BlackRock’s Retail and iShares® businesses from
2012 to 2016.
			96 RICs consisting of 266 Portfolios	None
John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	98 RICs consisting of 268 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.

(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Trustee and Officer Information
33

Trustee and Officer Information (continued)

Officers Who Are Not Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Roland Villacorta 1971	Vice President (Since 2022)
Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending
within BlackRock’s Global Markets Group since 2022; Member of BlackRock’s Global Operating Committee since
2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective June 1, 2024, Lori Richards was appointed as a Trustee of the Trust.
34
2024 BlackRock Annual Report to Shareholders

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
Additional Information
35

Additional Information (continued)

BlackRock Privacy Principles (continued)
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
36
2024 BlackRock Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Glossary of Terms Used in This Report
37

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DEF-04/24-AR

April 30, 2024
2024 Annual Report

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents

Fund Summary as of April 30, 2024

BlackRock Advantage Emerging Markets Fund
Investment Objective
BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
While emerging market equities ended the period in positive territory, they continued to significantly trail their developed market counterparts. The period was highlighted by heightened volatility driven by concerns around geopolitical tensions, central bank policy shifts and sector-specific trends. Performance during the first half of the period was challenged by weakened sentiment with respect to China alongside a broader risk-off trend on concerns around inflation and interest rates. Indian equities were a bright spot as global investors increasingly viewed that market as an alternative to China. Additionally, Poland continued its rebound since the onset of the Ukraine conflict. Asian equity market performance was supported late in the period given signs of stabilization from China and as optimism around artificial intelligence (“AI”) drove the semiconductor sector higher. In style terms, there was a notable rotation in performance leadership, with value dominating early while momentum came to the forefront late in the period.The Fund performance relative to the benchmark was negatively impacted as macro measures detracted amid changing leadership and sentiment during the period. As investors flipped from “higher-for-longer” to “peak-interest rate” scenarios rewarding growth, performance for certain country insights was negatively impacted. Further, an insight looking at informed investor positioning drove an unsuccessful overweight to Brazil. Elsewhere, text-based, quality-related insights analyzing companies based on industry-specific key performance indicators motivated an unsuccessful underweight in India.  Finally, certain sentiment measures also lagged including insights designed to evaluate broker equity position concentration, import and shipping port availability, and contrarian market sentiment.
Fundamental measures proved additive as these benefited from interest rate moves that broadly rewarded value styles early in the period. Traditional valuation insights tracking company sales, cash flow, dividends and other financial metrics highlighted contributions, driving successful positioning around Chinese offshore names. Elsewhere, certain sentiment insights also performed well including trend-based insights designed to evaluate sentiment from analysts and informed investors which helped correctly position the portfolio around the AI narrative, most notably through an overweight to Taiwanese technology companies. Additionally, a text-based insight looking at analyst reports drove an overweight to Poland that benefited performance.
The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities with enhanced data sets that captured informed investor positioning in specific regions. Additionally, the Fund added to its complex of consumer intent insights with a measure that looks towards web activity as a measure of potential revenue growth. The Fund also further developed its country-specific employee sentiment data sets in Asia. Finally, given geopolitical tensions, the Fund developed a new insight analyzing the impact as manufacturing activity is shifted across countries.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the reporting period positioned essentially neutrally from a sector and country perspective. The Fund had a slight overweight to the information technology and industrials sectors and a slight underweight to financials and materials. The Fund had a slight overweight to Taiwan and a slight underweight to Mexico.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Advantage Emerging Markets Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
(c)
An index that captures large- and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Performance
	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	8.76%	N/A	0.87%	N/A	1.17%	N/A
Investor A	8.38	2.69%	0.57	(0.51)%	0.89	0.34%
Investor C	7.53	6.53	(0.18)	(0.18)	0.28	0.28
Class K	8.80	N/A	0.92	N/A	1.19	N/A
MSCI Emerging Markets Index	9.88	N/A	1.89	N/A	2.96	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

N/A — Not applicable as the share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,135.30	$ 4.49	$ 1,000.00	$ 1,020.65	$ 4.25	0.85%
Investor A	1,000.00	1,133.40	6.08	1,000.00	1,019.16	5.76	1.15
Investor C	1,000.00	1,129.60	10.04	1,000.00	1,015.43	9.50	1.90
Class K	1,000.00	1,135.60	4.28	1,000.00	1,020.85	4.05	0.81

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock Advantage Emerging Markets Fund
Portfolio Information

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
China	25.3%
Taiwan	18.9
India	14.2
South Korea	9.6
Brazil	7.3
United States	6.1
Indonesia	3.2
Saudi Arabia	3.0
Thailand	2.7
Poland	1.3
Malaysia	1.3
Mexico	1.1
Greece	1.1
Other#	4.9
Liabilities in Excess of Other Assets	(— )(a)

(a)	Rounds to more than (0.1)% of net assets.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock Global Equity Market Neutral Fund
Investment Objective
BlackRock Global Equity Market Neutral Fund’s (the “Fund”)  investment objective is to seek total return over the long term.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
Global equities generally enjoyed strong performance over the period, as resilient macro and micro data combined with excitement around innovation in information technology and healthcare supported sentiment. Market performance was also driven by shifting views around an economic soft-landing and higher-for-longer policy rates. Market leadership was concentrated for much of the period among mega-cap growth stocks but ultimately broadened with several of the stocks that led performance in 2023 struggling in 2024. The improving market breadth helped ease concerns of a potential momentum reversal. International markets kept pace with the United States while displaying much broader market participation, enabling value styles to keep pace with momentum.
The Fund’s stock selection insights were able to identify the dominant trends, initially aligning with a soft-landing expectation and motivating positioning across the artificial intelligence (“AI”) and GLP-1 weight loss themes. Collectively, identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers. Additionally, alternative data that measures consumer intent performed well across retail stocks amid diverging company results.
Fundamental measures supported performance as both quality and valuation measures drove gains as markets increasingly discerned between AI winners and losers. More broadly, valuation insights drove gains across the United States and Japan, notably in the third quarter of 2023 as higher rates benefited the value style, as well as late in the period through cyclical preferences across consumer durables. Concerns around regional banking were another market theme where quality measures were able to correctly identify the challenges associated with stocks that had deteriorating commercial real estate exposure.
Finally, the yield provided by the Fund’s cash exposure was persistently additive throughout the period. Cash was principally held in conjunction with the Fund taking long and short positions via the use of derivatives, such as contracts for difference. The Fund’s use of derivatives and its cash position had no material impact on performance.
Conversely, the environment proved challenging for macro thematic measures which struggled to keep up with the shifts between competing soft-landing and higher-for-longer narratives. This was notable during sharp inflection points in market performance, specifically in the back half of 2023. In this context, top-down models struggled overall, motivating a cyclical preference heading into the third quarter of 2023 and then pivoting to overly defensive exposures in the fourth quarter. This was partly offset by style-timing macro insights which proved more adept at balancing momentum and value exposures.
Additionally, the sharp rallies seen in December 2023 and February 2024 were a headwind to security selection, as defensive quality measures that prefer balance sheet strength and stability struggled. This weakness was offset by gains from the Fund’s overall slight net long posture alongside the yield from cash holdings.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund developed new insights to identify firms that are leading the market in development, deployment and monetization of AI capabilities. This included capturing hiring trends for skills associated with AI as well as executive comments highlighting capabilities over the past several years. Additionally, the Fund developed new insights into capturing trends around GLP-1 weight loss drugs to better understand the impact on firms across sectors.
Describe portfolio positioning at period end.
The Fund’s market timing models remained constructive on the global equity market. However, the size of the modest net long position was trimmed to 7.6% at period end due to the increase in volatility through April 2024.
At period end, proprietary data utilized in managing the Fund pointed to ongoing easing of labor market conditions, despite an upside surprise in the Employment Cost Index. At the same time, analyses across various potential macro regimes pointed to a low risk of the United States falling into a recession. The Fund’s top-down models reflected this mix, with long positions in long duration equities via AI-related large-cap technology stocks and GLP-1 narratives within pharmaceuticals hedged with short exposures across rate-sensitive real estate investment trusts and utilities. Pro-cyclical positioning was tilted towards corporate and government capital expenditures. The Fund was long within industrials across capital goods, defense and commercial services, while short across materials. From a regional perspective, the Fund had exposure to reform and policy normalization in Japan while being short rate-sensitive in Canada and the Nordic countries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock Global Equity Market Neutral Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Performance
	Average Annual Total Returns(a)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	23.64%	N/A	5.59%	N/A	3.99%	N/A
Investor A	23.42	16.94%	5.32	4.19%	3.72	3.17%
Investor C	22.35	21.35	4.54	4.54	3.11	3.11
Class K	23.66	N/A	5.64	N/A	4.04	N/A
ICE BofA 3-Month U.S. Treasury Bill Index	5.36	N/A	2.07	N/A	1.42	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

N/A — Not applicable as the share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,159.10	$ 7.19	$ 1,000.00	$ 1,018.20	$ 6.72	1.34%
Investor A	1,000.00	1,157.70	8.53	1,000.00	1,016.96	7.97	1.59
Investor C	1,000.00	1,153.20	12.53	1,000.00	1,013.23	11.71	2.34
Class K	1,000.00	1,158.90	6.92	1,000.00	1,018.45	6.47	1.29

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Global Equity Market Neutral Fund
Portfolio Information

GEOGRAPHIC ALLOCATION
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	31.6%	30.8%	62.4%
Japan	6.6	5.6	12.2
United Kingdom	2.8	2.4	5.2
Canada	1.4	1.7	3.1
Australia	1.1	1.2	2.3
France	1.2	1.0	2.2
Germany	1.0	0.8	1.8
Switzerland	0.5	1.1	1.6
Sweden	0.2	1.0	1.2
Other#	4.0	4.0	8.0
	50.4%	49.6%	100.0%

(a)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Schedule of Investments for such countries/geographic regions.
Fund Summary

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Equity Market Neutral Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager"), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower.  With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024 BlackRock Annual Report to Shareholders

Schedule of Investments
April 30, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
BHP Group Ltd., Class DI	31,010	$ 861,043
Brazil — 4.2%
Ambev SA	335,374	784,731
Ambev SA, ADR	49,703	115,311
Cia Siderurgica Nacional SA	8,233	22,071
Cogna Educacao SA (a)	1,311,156	547,935
Iochpe Maxion SA	26,472	62,706
Telefonica Brasil SA	71,585	652,628
Telefonica Brasil SA, ADR	24,181	223,432
Ultrapar Participacoes SA	8,990	44,754
Vale SA	111,985	1,364,929
		3,818,497
Chile — 0.5%
Banco de Chile	3,049,730	338,312
Enel Chile SA	704,528	41,829
Latam Airlines Group SA (a)	3,920,226	53,043
		433,184
China — 25.3%
3SBio, Inc. (b)	438,500	350,519
Alibaba Group Holding Ltd.	261,420	2,447,691
Baidu, Inc., Class A (a)	27,292	353,584
BOE Technology Group Co. Ltd., Class A	1,459,400	874,502
Bosideng International Holdings Ltd.	494,000	285,960
China Life Insurance Co. Ltd., Class H	190,000	250,215
China Longyuan Power Group Corp. Ltd., Class H	76,000	53,240
China Merchants Bank Co. Ltd., Class H	217,000	939,796
China Pacific Insurance Group Co. Ltd., Class H	200,600	439,530
China Petroleum & Chemical Corp., Class H	654,000	390,374
China Resources Land Ltd.	87,000	312,838
COSCO SHIPPING Holdings Co. Ltd., Class A	573,280	930,216
Geely Automobile Holdings Ltd.	792,000	953,218
Great Wall Motor Co. Ltd., Class A	49,700	179,514
Gree Electric Appliances, Inc. of Zhuhai, Class A	13,800	79,923
Industrial & Commercial Bank of China Ltd., Class H	772,000	413,968
JD.com, Inc., Class A	69,560	1,002,246
Kweichow Moutai Co. Ltd., Class A	4,700	1,100,077
Meituan, Class B (a)(b)	86,280	1,178,113
Midea Group Co. Ltd., Class A	5,800	55,796
Minth Group Ltd.	164,000	279,555
NetEase, Inc.	70,270	1,317,185
PDD Holdings, Inc., ADR (a)	478	59,836
PetroChina Co. Ltd., Class H	827,700	771,202
Ping An Insurance Group Co. of China Ltd., Class H	268,500	1,216,863
RiseSun Real Estate Development Co. Ltd., Class A (a)	1	—
SAIC Motor Corp. Ltd., Class A	61,700	126,120
Tencent Holdings Ltd.	99,800	4,379,542
Trip.com Group Ltd. (a)	7,100	345,822
Weichai Power Co. Ltd., Class A	304,000	728,070
Wuliangye Yibin Co. Ltd., Class A	45,000	929,035
Xiaomi Corp., Class B (a)(b)	70,400	153,467
Zijin Mining Group Co. Ltd., Class H	96,000	209,421
		23,107,438
Greece — 1.1%
Hellenic Telecommunications Organization SA, Class R	12,514	190,108
Star Bulk Carriers Corp.	33,416	812,677
		1,002,785
India — 14.2%
Alkem Laboratories Ltd.	10,831	627,129
Security	Shares	Value
India (continued)
Amara Raja Energy & Mobility Ltd.	3,386	$ 44,536
Apollo Tyres Ltd.	18,795	114,559
Axis Bank Ltd.	3,383	47,220
BEML Ltd., (Acquired 01/04/24, Cost: $93,410) (c)	2,701	113,195
Birlasoft Ltd.	109,403	848,850
Canara Bank	106,960	795,053
Castrol India Ltd.	54,241	137,104
Chambal Fertilisers and Chemicals Ltd.	115,799	587,710
Computer Age Management Services Ltd.	5,574	213,641
Great Eastern Shipping Co. Ltd.	12,824	167,115
HCL Technologies Ltd.	42,439	692,391
ICICI Bank Ltd.	110,150	1,517,751
ICICI Bank Ltd., ADR	8,064	222,002
Indian Oil Corp. Ltd.	84,694	171,029
Indus Towers Ltd. (a)	7,311	31,089
Infosys Ltd.	3,805	64,246
L&T Finance Holdings Ltd.	46,846	93,280
Larsen & Toubro Ltd.	22,699	975,737
Lupin Ltd.	8,621	169,748
NCC Ltd./India	196,349	567,989
PTC India Ltd.	47,497	127,463
Reliance Industries Ltd.	18,725	657,327
Shree Cement Ltd.	1,732	507,076
State Bank of India	87,479	864,113
Sun Pharmaceutical Industries Ltd.	9,911	178,053
Tata Consultancy Services Ltd.	17,893	816,638
Vedanta Ltd.	40,353	192,591
Voltas Ltd.	40,703	717,847
Zydus Lifesciences Ltd.	62,280	711,349
		12,973,831
Indonesia — 3.2%
Astra International Tbk PT	2,630,200	829,974
Bank Mandiri Persero Tbk PT	2,286,000	966,239
Bank Rakyat Indonesia Persero Tbk PT	3,607,500	1,092,003
		2,888,216
Kuwait — 0.6%
Kuwait Finance House KSCP	242,569	565,859
Malaysia — 1.3%
CIMB Group Holdings Bhd	637,900	881,597
MISC Bhd	69,500	115,918
YTL Corp. Bhd.	267,200	172,757
		1,170,272
Mexico — 1.1%
Wal-Mart de Mexico SAB de CV	277,427	1,035,164
Poland — 1.3%
Bank Polska Kasa Opieki SA	5,956	246,580
Powszechna Kasa Oszczednosci Bank Polski SA	2,945	43,725
Powszechny Zaklad Ubezpieczen SA	71,657	901,867
		1,192,172
Qatar — 0.9%
Ooredoo QPSC	53,466	146,456
Qatar National Bank QPSC	187,913	714,262
		860,718
Russia(a)(d) — 0.0%
Alrosa PJSC	1,407,496	151
LUKOIL PJSC	23,527	2
Novatek PJSC	29,650	3
		156
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia — 3.0%
Al Rajhi Bank	23,392	$ 497,530
Saudi Basic Industries Corp.	49,415	1,113,336
Saudi National Bank	15,206	152,219
Saudi Telecom Co.	95,029	953,547
		2,716,632
South Africa — 0.9%
Standard Bank Group Ltd.	83,036	779,772
South Korea — 9.6%
AMOREPACIFIC Group	13,731	331,479
Cheil Worldwide, Inc.	16,967	231,414
CJ Corp.	1,446	132,603
CJ Logistics Corp.	4,441	391,766
Coupang, Inc. (a)	7,174	161,415
GS Retail Co. Ltd.	636	9,117
HD Hyundai Construction Equipment Co. Ltd.	3,690	145,074
HL Mando Co. Ltd.	7,839	221,076
Hugel, Inc. (a)	2,983	456,063
Hyundai Mobis Co. Ltd.	5,668	927,281
KCC Corp.	1,347	243,835
Korea Electric Power Corp. (a)	3,113	47,524
LG Chem Ltd.	2,912	836,758
LG Electronics, Inc.	1,285	85,584
LX International Corp.	4,800	96,583
Pan Ocean Co. Ltd.	185,018	546,980
Samsung Electronics Co. Ltd.	58,424	3,247,594
Seegene, Inc.	8,672	138,402
SK Telecom Co. Ltd.	1,834	67,824
S-Oil Corp.	6,091	318,008
SOOP Co. Ltd.	1,973	159,698
		8,796,078
Taiwan — 18.9%
Asustek Computer, Inc.	26,000	340,931
Chicony Electronics Co. Ltd.	139,000	860,495
ChipMOS Technologies, Inc.	145,000	203,010
Chunghwa Telecom Co. Ltd.	81,000	307,868
CTBC Financial Holding Co. Ltd.	1,070,000	1,116,779
E.Sun Financial Holding Co. Ltd.	155,000	130,247
Elan Microelectronics Corp.	149,000	749,952
Hon Hai Precision Industry Co. Ltd.	290,000	1,380,501
Hon Hai Precision Industry Co. Ltd., GDR	3,405	32,450
Lotes Co. Ltd.	4,000	175,216
MediaTek, Inc.	46,000	1,386,954
Phison Electronics Corp.	40,000	853,848
Powertech Technology, Inc.	45,000	239,641
Poya International Co. Ltd.	12,420	190,280
Primax Electronics Ltd.	91,000	269,749
Realtek Semiconductor Corp.	17,000	268,178
Sercomm Corp.	16,000	60,533
Taiwan Semiconductor Manufacturing Co. Ltd.	308,000	7,374,676
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,798	658,957
Visual Photonics Epitaxy Co. Ltd.	27,000	127,249
Win Semiconductors Corp.	110,000	488,889
		17,216,403
Thailand — 2.7%
Bangchak Corp. PCL, NVDR	428,800	482,992
Bangkok Dusit Medical Services PCL, NVDR	1,267,800	990,002
PTT Exploration & Production PCL, NVDR	224,500	939,150
		2,412,144
Security	Shares	Value
Turkey — 0.7%
KOC Holding A/S, Class A	13,958	$ 97,446
Migros Ticaret A/S, Class A	39,205	535,061
Turkiye Petrol Rafinerileri A/S, Class A	6,409	38,747
		671,254
United Arab Emirates — 0.2%
First Abu Dhabi Bank PJSC	53,963	183,359
United Kingdom — 0.1%
Anglogold Ashanti PLC	4,922	113,199
United States — 0.9%
Genpact Ltd.	27,845	855,955
Total Common Stocks — 91.7% (Cost: $77,790,613)		83,654,131
Preferred Securities
Preferred Stocks — 3.2%
Brazil — 3.1%
Banco Bradesco SA	113,402	305,748
Cia Energetica de Minas Gerais	94,494	177,793
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	50,925	244,886
Itau Unibanco Holding SA	163,238	985,854
Marcopolo SA	131,877	167,367
Petroleo Brasileiro SA	122,518	991,451
		2,873,099
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA	1,732	79,108
Total Preferred Securities — 3.2% (Cost: $3,028,251)		2,952,207
Total Long-Term Investments — 94.9% (Cost: $80,818,864)		86,606,338
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(e)	4,657,734	4,657,734
Total Short-Term Securities — 5.1% (Cost: $4,657,734)		4,657,734
Total Investments — 100.0% (Cost: $85,476,598)		91,264,072
Liabilities in Excess of Other Assets — 0.0%		(39,159)
Net Assets — 100.0%		$ 91,224,913

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $113,195, representing 0.1% of its net assets as of period end, and an original cost of $93,410.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Advantage Emerging Markets Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,592,936	$ 64,798 (a)	$ —	$ —	$ —	$ 4,657,734	4,657,734	$ 212,345	$ —
SL Liquidity Series, LLC, Money Market Series(b)	8,990	—	(8,988)(a)	4	(6)	—	—	249 (c)	—
				$ 4	$ (6)	$ 4,657,734		$ 212,594	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	87	06/21/24	$ 4,533	$ (58,826)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 58,826	$ —	$ —	$ —	$ 58,826

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 204,888	$ —	$ —	$ —	$ 204,888
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (144,608)	$ —	$ —	$ —	$ (144,608)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,349,503
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 861,043	$ —	$ 861,043
Brazil	3,818,497	—	—	3,818,497
Chile	433,184	—	—	433,184
China	1,225,362	21,882,076	—	23,107,438
Greece	812,677	190,108	—	1,002,785
India	390,195	12,583,636	—	12,973,831
Indonesia	—	2,888,216	—	2,888,216
Kuwait	—	565,859	—	565,859
Malaysia	115,918	1,054,354	—	1,170,272
Mexico	1,035,164	—	—	1,035,164
Poland	—	1,192,172	—	1,192,172
Qatar	146,456	714,262	—	860,718
Russia	—	—	156	156
Saudi Arabia	—	2,716,632	—	2,716,632
South Africa	—	779,772	—	779,772
South Korea	161,415	8,634,663	—	8,796,078
Taiwan	691,407	16,524,996	—	17,216,403
Thailand	—	2,412,144	—	2,412,144
Turkey	671,254	—	—	671,254
United Arab Emirates	183,359	—	—	183,359
United Kingdom	—	113,199	—	113,199
United States	855,955	—	—	855,955
Preferred Securities
Preferred Stocks	2,952,207	—	—	2,952,207
Short-Term Securities
Money Market Funds	4,657,734	—	—	4,657,734
	$ 18,150,784	$ 73,113,132	$ 156	$ 91,264,072
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (58,826)	$ —	$ —	$ (58,826)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Schedule of Investments
April 30, 2024
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
United States — 3.8%
Alto Neuroscience, Inc. (a)	214	$ 3,319
Astera Labs, Inc. (a)	13,080	1,108,661
Boundless Bio, Inc. (a)	32,330	320,067
Citigroup, Inc.	255,000	15,639,150
Ibotta, Inc., Class A (a)	2,994	306,196
Invesco S&P 500 Equal Weight ETF	134,873	21,741,527
Kyverna Therapeutics, Inc. (a)	8,079	122,316
Loar Holdings, Inc. (a)	1,707	89,310
Netflix, Inc. (a)	27,000	14,867,280
Palantir Technologies, Inc., Class A (a)	4	88
Procter & Gamble Co.	74,000	12,076,800
Rubrik, Inc., Class A (a)	23,631	756,665
UL Solutions, Inc., Class A (a)	65,796	2,309,440
Total Common Stocks — 3.8% (Cost: $59,892,093)		69,340,819
Preferred Securities
Preferred Stocks — 0.2%(b)
United States — 0.2%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	4,447,937
		4,447,945
Total Preferred Securities — 0.2% (Cost: $3,250,011)		4,447,945

	Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Federal Home Loan Bank Discount Notes, 4.81%, 12/30/24(d)	$3,090	2,983,817
Total U.S. Government Sponsored Agency Securities — 0.2% (Cost: $2,994,264)		2,983,817
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes, (3-mo. U.S. Treasury Money Market Yield + 0.25%), 5.57%, 01/31/26(e)(f)	22,265	22,313,909
Total U.S. Treasury Obligations — 1.2% (Cost: $22,272,960)		22,313,909
Total Long-Term Investments — 5.4% (Cost: $88,409,328)		99,086,490

Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(g)(h)	14,255,848	14,255,848

Security	Par (000)	Value
U.S. Treasury Obligations — 99.0%
U.S. Treasury Bills(d)
5.39%, 05/02/24 - 10/31/24	$427,399	$ 426,027,943
5.47%, 05/09/24	62,010	61,937,221
Series WI, 5.50%, 05/16/24	149,000	148,672,345
5.36%, 05/21/24 - 08/06/24	73,986	73,565,331
5.40%, 05/30/24 - 06/06/24	115,000	114,467,936
5.34%, 06/04/24 - 09/19/24	424,531	422,320,272
5.41%, 06/11/24 - 08/27/24	154,265	152,929,812
5.30%, 06/13/24	105,622	104,969,451
5.35%, 06/20/24	21,749	21,589,361
5.26%, 07/05/24	27,799	27,534,736
5.29%, 07/11/24	25,255	24,993,008
5.19%, 07/18/24	46,734	46,202,401
5.37%, 07/23/24 - 10/24/24	35,805	35,189,907
5.23%, 07/25/24	18,823	18,589,785
5.20%, 08/01/24	21,942	21,647,092
5.33%, 09/05/24	10,055	9,870,015
5.31%, 09/12/24	8,118	7,960,771
5.32%, 10/10/24	2,776	2,711,308
5.08%, 11/29/24	5,000	4,849,833
4.83%, 12/26/24	4,916	4,751,620
4.81%, 01/23/25	5,125	4,934,967
5.06%, 03/20/25	2,001	1,911,080
U.S. Treasury Floating Rate Notes(f)
(3-mo. U.S. Treasury Money Market Yield + 0.14%), 5.46%, 10/31/24	54,540	54,562,338
(3-mo. U.S. Treasury Money Market Yield + 0.20%), 5.52%, 01/31/25	20,175	20,198,161
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 5.53%, 10/31/25	15,182	15,199,571
U.S. Treasury Notes
4.99%, 02/28/25	264	255,108
5.03%, 02/28/25	263	257,578
		1,828,098,951
Total Short-Term Securities — 99.7% (Cost: $1,842,410,551)		1,842,354,799
Total Investments — 105.1% (Cost: $1,930,819,879)		1,941,441,289
Liabilities in Excess of Other Assets — (5.1)%		(94,473,128)
Net Assets — 100.0%		$ 1,846,968,161

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,447,937, representing 0.2% of its net assets as of period end, and an original cost of $1,500,001.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,420,426	$ 12,835,422 (a)	$ —	$ —	$ —	$ 14,255,848	14,255,848	$ 339,878	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	235	06/21/24	$ 59,537	$ (250,524)
S&P 500 Annual Dividend Index	174	12/19/25	3,323	392,914
S&P 500 Annual Dividend Index	188	12/18/26	3,603	114,605
				256,995
Short Contracts
CBOE Volatility Index	76	05/22/24	1,190	54,483
				$ 311,478
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE 100 Dividend Index Future December 2024	GBP	336,911	Morgan Stanley & Co. International PLC	12/20/24	GBP	422	$ (8,298)	$ —	$ (8,298)
FTSE 100 Dividend Index Future December 2024	GBP	240,697	Morgan Stanley & Co. International PLC	12/20/24	GBP	301	(9,231)	—	(9,231)
Nikkei Dividend XSIM Future December 2024	JPY	81,237,000	BNP Paribas SA	04/01/25	JPY	520	60,254	—	60,254
Nikkei Dividend XSIM Future December 2024	JPY	155,000,000	BNP Paribas SA	04/01/25	JPY	992	123,641	—	123,641
Nikkei Dividend XSIM Future December 2024	JPY	230,130,000	BNP Paribas SA	04/01/25	JPY	1,473	134,103	—	134,103
FTSE 100 Dividend Index Future December 2025	GBP	1,270,080	BNP Paribas SA	12/18/25	GBP	1,590	66,126	—	66,126
FTSE 100 Dividend Index Future December 2025	GBP	486,641	Morgan Stanley & Co. International PLC	12/18/25	GBP	609	32,937	—	32,937
FTSE 100 Dividend Index Future December 2025	GBP	809,643	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,014	56,676	—	56,676
Euro Stoxx 50 Dividend Future December 2025	EUR	1,404,340	BNP Paribas SA	12/19/25	EUR	1,502	186,162	—	186,162
Euro Stoxx 50 Dividend Future December 2025	EUR	512,974	Morgan Stanley & Co. International PLC	12/19/25	EUR	549	88,680	—	88,680
Euro Stoxx 50 Dividend Future December 2025	EUR	926,218	Morgan Stanley & Co. International PLC	12/19/25	EUR	990	163,444	—	163,444
Nikkei Dividend XSIM Future December 2025	JPY	547,170,000	BNP Paribas SA	03/31/26	JPY	3,502	200,793	—	200,793

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE 100 Dividend Index Future December 2026	GBP	1,954,896	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,448	$ (4,900)	$ —	$ (4,900)
Euro Stoxx 50 Dividend Future December 2026	EUR	3,115,504	Morgan Stanley & Co. International PLC	12/18/26	EUR	3,331	(22,020)	—	(22,020)
							$ 1,068,367	$ —	$ 1,068,367

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$150,798	$867,623 (c)	$403,723	35.0%
	Monthly	Bank of America N.A.(d)	02/15/28	5,667,591	983,823 (e)	7,170,227	56.9
	Monthly	Barclays Bank PLC(f)	11/11/24 – 05/08/25	22,336,545	(8,711,384)(g)	16,595,556	141.0
	Monthly	Barclays Bank PLC(h)	11/11/24 – 05/27/25	(7,518,131)	1,285,849 (i)	(5,582,939)	59.0
	Monthly	BNP Paribas SA(j)	03/21/25 – 12/15/25	(20,251,100)	(7,875,130)(k)	(27,576,795)	70.1
	Monthly	BNP Paribas SA(l)	03/17/25 – 11/17/25	276,618	1,933,185 (m)	1,876,065	20.6
	Monthly	Goldman Sachs Bank USA(n)	06/17/24 – 08/19/26	5,289,215	1,459,627 (o)	6,088,584	73.7
	Monthly	Goldman Sachs Bank USA(p)	06/10/24 – 08/19/26	606,177	589,409 (q)	570,171	42.9
	Monthly	UBS AG(r)	04/18/28	499,231	(455,653)(s)	273,699	47.5
	Monthly	UBS AG(t)	05/11/26 – 05/15/28	(257,031)	836,634 (u)	352,082	18.8
					$(9,086,017)	$170,373

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $614,698 of net dividends and financing fees.
(e)	Amount includes $(518,813) of net dividends and financing fees.
(g)	Amount includes $(2,970,395) of net dividends and financing fees.
(i)	Amount includes $(649,343) of net dividends and financing fees.
(k)	Amount includes $(549,435) of net dividends and financing fees.
(m)	Amount includes $333,738 of net dividends and financing fees.
(o)	Amount includes $660,258 of net dividends and financing fees.
(q)	Amount includes $625,415 of net dividends and financing fees.
(s)	Amount includes $(230,121) of net dividends and financing fees.
(u)	Amount includes $227,521 of net dividends and financing fees.

Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:
0-800 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-150 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-50 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1M Copenhagen Interbank Offer Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SSEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)

15-925 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-475 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-1,632 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

(n)	(p)	(r)

0-90 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-1,414 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

15-2,526 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

(t)

15-750 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	152,467	$184,261	45.6%
Austal Ltd.	138,860	204,226	50.6
Bega Cheese Ltd.	130,164	343,226	85.0
Boral Ltd.	413,795	1,513,739	375.0
Charter Hall Social Infrastructure REIT	78,534	127,595	31.6
Data#3 Ltd.	129,167	631,724	156.5
Downer EDI Ltd.	345,410	1,032,258	255.7
GrainCorp Ltd., Class A	70,559	385,640	95.5
Security	Shares	Value	% of Basket Value
Australia (continued)
Growthpoint Properties Australia Ltd.	237,300	$361,237	89.5%
Jumbo Interactive Ltd.	54,638	552,778	136.9
Kogan.com Ltd.	141,559	456,383	113.0
Netwealth Group Ltd.	21,118	263,503	65.3
Nick Scali Ltd.	115,792	1,154,700	286.0
NRW Holdings Ltd.	47,664	84,618	21.0
Perenti Ltd.	1,149,664	701,819	173.8
Pinnacle Investment Management Group Ltd.	12,251	87,305	21.6
Regis Resources Ltd.	373,739	523,603	129.7
Ridley Corp. Ltd.	64,988	94,275	23.4
Silver Lake Resources Ltd.	488,809	449,918	111.4
Technology One Ltd.	232,661	2,396,573	593.6
Ventia Services Group Pty Ltd.	466,908	1,080,648	267.7
		12,630,029
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Austria
ANDRITZ AG	26,505	$1,439,599	356.6%
IMMOFINANZ AG	12,974	322,986	80.0
Kontron AG	29,284	586,854	145.3
Raiffeisen Bank International AG	219,651	4,038,725	1,000.4
Telekom Austria AG	16,552	141,593	35.1
UNIQA Insurance Group AG	41,101	358,977	88.9
		6,888,734
Belgium
Barco NV	44,771	617,948	153.1
Proximus SADP	416,611	3,065,824	759.4
		3,683,772
Bermuda
Conduit Holdings Ltd.	102,744	636,836	157.7
Teekay Corp.	34,725	254,187	63.0
		891,023
Canada
AbCellera Biologics, Inc.	82,653	312,428	77.4
ADENTRA, Inc.	21,721	670,965	166.2
Advantage Energy Ltd.	9,418	73,382	18.2
Aecon Group, Inc.	10,885	133,529	33.1
Ag Growth International, Inc.	3,164	121,648	30.1
B2Gold Corp.	5	13	0.0
Boardwalk Real Estate Investment Trust	1,804	93,577	23.2
Boralex, Inc., Class A	1,452	29,360	7.3
Canfor Corp.	61,795	650,674	161.2
Centerra Gold, Inc.	290,318	1,767,708	437.8
Chemtrade Logistics Income Fund, Class EE	381,047	2,429,860	601.8
Doman Building Materials Group Ltd.	12,906	71,901	17.8
Interfor Corp.	44,903	569,042	140.9
Major Drilling Group International, Inc.	22,174	153,778	38.1
Nexus Industrial REIT	17,644	88,953	22.0
North American Construction Group Ltd.	41,030	863,332	213.8
Obsidian Energy Ltd.	114,870	988,206	244.8
Pason Systems, Inc.	48,435	549,847	136.2
Richelieu Hardware Ltd.	883	24,910	6.2
Russel Metals, Inc.	51,196	1,441,587	357.1
Seabridge Gold, Inc.	1,761	26,588	6.6
Silvercorp Metals, Inc.	8,793	27,869	6.9
Stelco Holdings, Inc.	50,682	1,467,237	363.4
Surge Energy, Inc.	11,471	62,534	15.5
		12,618,928
Denmark
H Lundbeck A/S, Class B	65,200	315,759	78.2
Finland
Citycon OYJ	27,472	111,908	27.7
France
CGG SA	1,081,307	450,228	111.5
Cie Plastic Omnium SE	14,255	172,817	42.8
Derichebourg SA	185,062	780,474	193.3
Etablissements Maurel et Prom SA	81,424	511,783	126.8
ICADE	48,615	1,287,118	318.8
Television Francaise 1 SA	107,615	978,286	242.3
		4,180,706
Security	Shares	Value	% of Basket Value
Georgia
Bank of Georgia Group PLC	35,644	$2,378,369	589.1%
TBC Bank Group PLC	15,656	674,623	167.1
		3,052,992
Germany
Atoss Software AG	1,969	524,085	129.8
Aurubis AG	10,693	848,090	210.1
Auto1 Group SE	51,213	259,662	64.3
Bilfinger SE	20,899	968,726	239.9
Deutsche Pfandbriefbank AG	145,213	686,134	170.0
Deutsche Wohnen SE	14,086	264,772	65.6
Deutz AG	157,807	907,193	224.7
Duerr AG	59,371	1,512,337	374.6
Grand City Properties SA	40,085	445,664	110.4
SAF-Holland SE	27,977	536,503	132.9
Salzgitter AG	12,670	323,916	80.2
United Internet AG, Class N, Registered Shares	106,116	2,556,470	633.2
		9,833,552
Ireland
Cimpress PLC	4,997	426,094	105.6
Greencore Group PLC	357,071	581,852	144.1
		1,007,946
Israel
Alony Hetz Properties & Investments Ltd.	25,021	161,485	40.0
Delek Group Ltd.	5,264	618,185	153.1
Kornit Digital Ltd.	17,811	274,468	68.0
Sapiens International Corp. NV	12,557	386,756	95.8
		1,440,894
Italy
Banca IFIS SpA	8,187	181,653	45.0
Banca Popolare di Sondrio SpA	196,677	1,636,961	405.5
Brunello Cucinelli SpA	16,237	1,649,994	408.7
Buzzi SpA	12,360	443,339	109.8
Credito Emiliano SpA	19,975	210,140	52.0
De’ Longhi SpA	16,588	541,637	134.1
Hera SpA	142,549	512,573	127.0
Iren SpA	530,035	1,064,877	263.8
Maire Tecnimont SpA	48,897	403,195	99.9
PRADA SpA	245,400	1,999,979	495.4
Sesa SpA	2,182	225,892	55.9
Webuild SpA	392,977	982,567	243.4
		9,852,807
Japan
77 Bank Ltd.	71,800	2,071,978	513.2
Aisan Industry Co. Ltd.	32,500	311,362	77.1
Alfresa Holdings Corp.	113,200	1,710,144	423.6
Amano Corp.	7,100	174,675	43.3
Artience Co. Ltd.	40,400	766,248	189.8
Bic Camera, Inc.	168,500	1,662,175	411.7
BML, Inc.	13,800	260,918	64.6
Bunka Shutter Co. Ltd.	25,200	277,825	68.8
Cellebrite Di Ltd.	61,367	663,377	164.3
Coca-Cola Bottlers Japan Holdings, Inc.	109,900	1,565,351	387.7
Create Restaurants Holdings, Inc.	176,300	1,241,759	307.6
Create SD Holdings Co. Ltd.	30,900	682,929	169.2
Daicel Corp.	240,400	2,277,508	564.1
Dai-Dan Co. Ltd.	32,300	579,602	143.6

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Daihen Corp.	400	$24,814	6.1%
Daiichikosho Co. Ltd.	31,700	378,591	93.8
Denka Co. Ltd.	15,900	240,706	59.6
Dentsu Soken, Inc.	5,900	199,688	49.5
Doutor Nichires Holdings Co. Ltd.	34,400	470,997	116.7
Dowa Holdings Co. Ltd.	170,200	6,515,512	1,613.9
DTS Corp.	3,200	89,169	22.1
Elematec Corp.	13,500	168,372	41.7
FCC Co. Ltd.	16,900	246,013	60.9
Financial Partners Group Co. Ltd.	23,200	332,462	82.3
FULLCAST Holdings Co. Ltd.	29,700	290,819	72.0
Furukawa Electric Co. Ltd.	109,100	2,381,643	589.9
Futaba Industrial Co. Ltd.	113,200	680,248	168.5
Glory Ltd.	80,600	1,484,617	367.7
Hanwa Co. Ltd.	42,600	1,674,294	414.7
Heiwa Real Estate Co. Ltd.	18,600	524,402	129.9
Heiwado Co. Ltd.	58,600	923,828	228.8
Hiday Hidaka Corp.	42,400	770,333	190.8
Inaba Denki Sangyo Co. Ltd.	33,800	806,031	199.7
Ishihara Sangyo Kaisha Ltd.	33,200	393,336	97.4
JCR Pharmaceuticals Co. Ltd.	109,700	570,106	141.2
JCU Corp.	5,400	131,812	32.6
JTEKT Corp.	331,100	2,629,641	651.3
Kaneka Corp.	2,700	71,493	17.7
Kato Sangyo Co. Ltd.	8,800	261,147	64.7
Kissei Pharmaceutical Co. Ltd.	18,500	433,609	107.4
Kitz Corp.	10,500	91,463	22.7
Kokuyo Co. Ltd.	28,100	490,709	121.5
Kyoritsu Maintenance Co. Ltd.	216,500	4,718,577	1,168.8
Maxell Ltd.	46,800	472,183	117.0
Megmilk Snow Brand Co. Ltd.	2,400	39,672	9.8
Meidensha Corp.	12,600	285,259	70.7
MEITEC Group Holdings, Inc.	29,700	565,435	140.1
METAWATER Co. Ltd.	28,500	364,267	90.2
Mitsubishi Shokuhin Co. Ltd.	19,800	717,757	177.8
Modec, Inc.	79,700	1,606,497	397.9
Monogatari Corp.	23,500	648,251	160.6
Nippon Light Metal Holdings Co. Ltd.	61,500	746,745	185.0
Nissha Co. Ltd.	92,900	1,019,993	252.6
Nisshin Oillio Group Ltd.	43,600	1,429,945	354.2
Nisshinbo Holdings, Inc.	80,200	621,949	154.1
Nittetsu Mining Co. Ltd.	14,200	456,777	113.1
NOF Corp.	96,000	1,306,633	323.6
NOK Corp.	11,700	172,924	42.8
Nomura Co. Ltd.	79,000	435,048	107.8
Noritz Corp.	16,000	184,720	45.8
North Pacific Bank Ltd.	274,300	802,348	198.7
NTN Corp.	802,700	1,628,879	403.5
Okamura Corp.	21,400	331,293	82.1
Oki Electric Industry Co. Ltd.	208,500	1,523,238	377.3
Onward Holdings Co. Ltd.	127,400	499,772	123.8
Optex Group Co. Ltd.	14,400	172,919	42.8
PALTAC Corp.	35,800	1,105,363	273.8
Raito Kogyo Co. Ltd.	86,500	1,149,172	284.6
Saizeriya Co. Ltd.	140,500	4,849,768	1,201.3
Sakata INX Corp.	23,900	248,382	61.5
Sanki Engineering Co. Ltd.	28,200	404,859	100.3
Sato Holdings Corp.	8,200	116,286	28.8
Seino Holdings Co. Ltd.	22,300	305,675	75.7
Senko Group Holdings Co. Ltd.	175,500	1,300,153	322.0
Shibaura Machine Co. Ltd.	35,400	810,153	200.7
Security	Shares	Value	% of Basket Value
Japan (continued)
Shibaura Mechatronics Corp.	8,500	$329,902	81.7%
SHO-BOND Holdings Co. Ltd.	1,400	55,138	13.7
Sohgo Security Services Co. Ltd.	32,400	184,166	45.6
Starts Corp., Inc.	27,200	627,166	155.3
Sumitomo Mitsui Construction Co. Ltd.	116,700	307,466	76.2
Sun Frontier Fudousan Co. Ltd.	42,400	538,648	133.4
Suzuken Co. Ltd.	128,400	3,871,125	958.9
Tadano Ltd.	64,400	529,157	131.1
Taikisha Ltd.	25,700	773,656	191.6
Tamron Co. Ltd.	30,800	1,462,448	362.2
Toa Corp.	46,800	330,951	82.0
Tokai Rika Co. Ltd.	66,500	928,131	229.9
Tosei Corp.	30,800	491,652	121.8
Toshiba TEC Corp.	14,600	300,210	74.4
Towa Pharmaceutical Co. Ltd.	54,700	1,006,460	249.3
Toyo Seikan Group Holdings Ltd., Class L	54,200	847,715	210.0
Toyoda Gosei Co. Ltd.	21,900	434,325	107.6
TS Tech Co. Ltd.	29,400	370,251	91.7
TSI Holdings Co. Ltd.	47,400	270,804	67.1
Tsubakimoto Chain Co.	18,700	657,514	162.9
UT Group Co. Ltd.	9,100	195,474	48.4
Wacom Co. Ltd.	123,600	485,099	120.2
YAMABIKO Corp.	21,100	285,512	70.7
Yamazen Corp.	48,400	434,481	107.6
Yaoko Co. Ltd.	11,500	636,463	157.6
Yokogawa Bridge Holdings Corp.	21,000	389,713	96.5
Yuasa Trading Co. Ltd.	9,600	358,593	88.8
		85,664,818
Netherlands
Eurocommercial Properties NV	14,051	318,183	78.8
Koninklijke BAM Groep NV	341,520	1,386,269	343.4
PostNL NV	441,634	591,604	146.5
TomTom NV	24,595	145,774	36.1
		2,441,830
Norway
Aker Solutions ASA	250,092	955,391	236.7
Elkem ASA	301,272	534,672	132.4
Wallenius Wilhelmsen ASA	28,383	289,571	71.7
		1,779,634
Portugal
CTT-Correios de Portugal SA	21,313	99,866	24.7
REN - Redes Energeticas Nacionais SGPS SA	723,356	1,740,889	431.2
Sonae SGPS SA	337,607	336,631	83.4
		2,177,386
Singapore
Frasers Centrepoint Trust	20,500	32,528	8.1
Spain
Atlantica Sustainable Infrastructure PLC	67,382	1,318,665	326.6
Indra Sistemas SA	128,858	2,452,228	607.4
Inmobiliaria Colonial Socimi SA	72,015	419,399	103.9
Merlin Properties Socimi SA	39,982	447,910	111.0
		4,638,202
Sweden
AddTech AB, B Shares	51,120	1,074,430	266.1
Attendo AB	47	181	0.0
Camurus AB	5,176	234,950	58.2
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Sweden (continued)
Corem Property Group AB, B Shares	57,300	$43,139	10.7%
Mycronic AB	9,800	345,074	85.5
		1,697,774
Switzerland
DKSH Holding AG	13,929	914,768	226.6
Inficon Holding AG, Class N, Registered Shares	69	96,639	23.9
IWG PLC	488,160	1,122,571	278.1
		2,133,978
United Kingdom
Balfour Beatty PLC	454,942	2,055,253	509.1
boohoo Group PLC	3,598,706	1,497,030	370.8
Chemring Group PLC	347,153	1,620,836	401.5
Firstgroup PLC	488,701	986,370	244.3
Hunting PLC	204,170	903,998	223.9
Investec PLC	268,252	1,692,887	419.3
J D Wetherspoon PLC	140,983	1,271,400	314.9
John Wood Group PLC	118,106	218,228	54.1
Jupiter Fund Management PLC	486,143	466,623	115.6
Just Group PLC	978,893	1,254,244	310.7
Keller Group PLC	79,010	1,079,906	267.5
Mitchells & Butlers PLC	106,884	320,645	79.4
Mitie Group PLC	474,672	691,303	171.2
Moneysupermarket.com Group PLC	672,227	1,794,059	444.4
Morgan Sindall Group PLC	26,156	735,066	182.1
NCC Group PLC	65,514	110,625	27.4
Paragon Banking Group PLC	140,737	1,251,195	309.9
Playtech PLC	118,819	784,376	194.3
Serco Group PLC	2,210,537	5,041,032	1,248.6
Subsea 7 SA	47,719	778,046	192.7
TP ICAP Group PLC	275,935	711,546	176.3
Vesuvius PLC	123,979	737,384	182.6
		26,002,052
United States
1-800-Flowers.com, Inc., Class A	44,304	401,837	99.5
Accel Entertainment, Inc.	38,804	416,755	103.2
AdaptHealth Corp.	79,029	778,436	192.8
Agilysys, Inc.	9,451	784,906	194.4
Albany International Corp., Class A	28,005	2,233,399	553.2
Allient, Inc.	12,578	369,667	91.6
Ambarella, Inc.	46,199	2,123,768	526.0
American Vanguard Corp.	40,688	463,436	114.8
Anywhere Real Estate, Inc.	104,443	507,593	125.7
Apogee Enterprises, Inc.	50,566	3,123,967	773.8
Archrock, Inc.	30,970	594,314	147.2
Argan, Inc.	2,129	128,294	31.8
Atea Pharmaceuticals, Inc.	22,228	82,244	20.4
ATN International, Inc.	18,656	355,956	88.2
AtriCure, Inc.	106,491	2,568,563	636.2
AvidXchange Holdings, Inc.	36,722	428,179	106.1
Bandwidth, Inc., Class A	56,998	1,037,364	257.0
Beazer Homes USA, Inc.	51,783	1,451,478	359.5
BlueLinx Holdings, Inc.	3,077	337,455	83.6
Brightsphere Investment Group, Inc.	22,100	491,504	121.7
Brookdale Senior Living, Inc.	84,021	570,503	141.3
Cars.com, Inc.	13,839	231,250	57.3
Castle Biosciences, Inc.	14,155	298,529	73.9
Century Communities, Inc.	16,333	1,295,534	320.9
Chegg, Inc.	264,353	1,366,705	338.5
Security	Shares	Value	% of Basket Value
United States (continued)
Comstock Resources, Inc.	71,113	$715,397	177.2%
ConnectOne Bancorp, Inc.	58,298	1,044,117	258.6
COPT Defense Properties	614,220	14,722,853	3,646.8
Corcept Therapeutics, Inc.	82,207	1,917,067	474.8
Core & Main, Inc., Class A	4	226	0.1
Coursera, Inc.	108,293	1,106,754	274.1
CSG Systems International, Inc.	62,903	2,971,538	736.0
Customers Bancorp, Inc.	4,409	201,359	49.9
Delek U.S. Holdings, Inc.	5,118	139,875	34.6
Deluxe Corp.	25,000	493,750	122.3
Digi International, Inc.	19,769	606,118	150.1
Dime Community Bancshares, Inc.	19,120	347,984	86.2
DNOW, Inc.	184,294	2,600,388	644.1
Donnelley Financial Solutions, Inc.	15,452	970,077	240.3
DXP Enterprises, Inc.	5,431	264,816	65.6
El Pollo Loco Holdings, Inc.	21,545	183,563	45.5
Enova International, Inc.	20,941	1,267,559	314.0
Everi Holdings, Inc.	69,302	566,197	140.2
eXp World Holdings, Inc.	52,478	522,681	129.5
Extreme Networks, Inc.	82,380	922,656	228.5
EZCORP, Inc., Class A	193,480	2,124,410	526.2
Federated Hermes, Inc., Class B	14,988	492,356	122.0
Financial Institutions, Inc.	2	34	0.0
First Interstate BancSystem, Inc., Class A	85,880	2,292,996	568.0
Fiverr International Ltd.	201,422	4,131,165	1,023.3
Flushing Financial Corp.	53,557	590,198	146.2
Forestar Group, Inc.	24,193	749,741	185.7
Franklin Covey Co.	16,694	650,064	161.0
Fulgent Genetics, Inc.	13,192	268,457	66.5
G-III Apparel Group Ltd.	40,534	1,141,032	282.6
Global Industrial Co.	19,602	754,873	187.0
Gray Television, Inc.	55,210	317,458	78.6
Hackett Group, Inc.	24,715	536,068	132.8
Health Catalyst, Inc.	67,552	420,173	104.1
Healthcare Services Group, Inc.	21,328	226,503	56.1
HealthStream, Inc.	15,174	391,034	96.9
Heidrick & Struggles International, Inc.	23,916	705,044	174.6
Hims & Hers Health, Inc., Class A	27,299	342,056	84.7
Horizon Bancorp, Inc.	37,912	435,230	107.8
Huron Consulting Group, Inc.	5,237	488,298	121.0
Independent Bank Corp.	17,605	436,780	108.2
Infinera Corp.	3,834	18,480	4.6
Innoviva, Inc.	152,894	2,310,228	572.2
Intapp, Inc.	21,144	653,772	161.9
iRadimed Corp.	1,472	59,778	14.8
Janus International Group, Inc.	45,458	655,050	162.3
JELD-WEN Holding, Inc.	35,544	728,652	180.5
Lakeland Bancorp, Inc.	20,340	247,945	61.4
LeMaitre Vascular, Inc.	3,960	256,608	63.6
LendingTree, Inc.	26,181	1,263,757	313.0
Light & Wonder, Inc., CDI	2	179	0.0
LivaNova PLC	2,704	150,748	37.3
LiveRamp Holdings, Inc.	125,921	4,043,323	1,001.5
Lovesac Co.	38,735	859,142	212.8
M/I Homes, Inc.	20,928	2,432,252	602.5
Manitowoc Co., Inc.	12,608	152,557	37.8
MaxLinear, Inc.	95,144	1,978,044	490.0
Methode Electronics, Inc.	23,334	284,441	70.5
MGP Ingredients, Inc.	24,897	1,952,921	483.7
Midland States Bancorp, Inc.	21,301	466,492	115.5
N-able, Inc.	49,621	608,353	150.7

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Nabors Industries Ltd.	13,350	$961,601	238.2%
National Vision Holdings, Inc.	48,542	845,602	209.5
NETGEAR, Inc.	48,719	720,067	178.4
NetScout Systems, Inc.	30,378	585,080	144.9
Nevro Corp.	61,309	648,649	160.7
Newell Brands, Inc.	18,376	145,905	36.1
NexPoint Residential Trust, Inc.	14,587	499,459	123.7
NMI Holdings, Inc., Class A	34,534	1,065,719	264.0
Novocure Ltd.	165,411	2,024,631	501.5
OceanFirst Financial Corp.	52,828	779,741	193.1
OmniAb, Inc., 12.50 Earnout Shares	518	—	0.0
OmniAb, Inc., 15.00 Earnout Shares	518	—	0.0
ON24, Inc.	29,463	194,161	48.1
Oscar Health, Inc., Class A	1,997	34,688	8.6
Outfront Media, Inc.	93,513	1,483,116	367.4
Palomar Holdings, Inc.	1,233	97,000	24.0
Pebblebrook Hotel Trust	56,798	825,275	204.4
Pennant Group, Inc.	12,026	251,464	62.3
Perella Weinberg Partners, Class A	20,998	313,290	77.6
PetIQ, Inc., Class A	44,025	718,488	178.0
PRA Group, Inc.	21,846	519,716	128.7
Premier Financial Corp.	35,006	678,416	168.0
Privia Health Group, Inc.	26,534	488,226	120.9
Progress Software Corp.	21,981	1,095,093	271.2
Proto Labs, Inc.	17,760	541,325	134.1
Quaker Chemical Corp.	10,194	1,901,487	471.0
Radius Recycling, Inc., Class A	15,338	267,188	66.2
Redfin Corp.	49,631	278,430	69.0
REX American Resources Corp.	20,069	1,110,418	275.0
RHI Magnesita NV	9,041	407,498	100.9
Root, Inc., Class A	7,523	523,977	129.8
Sandy Spring Bancorp, Inc.	9,102	186,136	46.1
SEMrush Holdings, Inc., Class A	19,120	234,029	58.0
Semtech Corp.	297	11,173	2.8
SI-BONE, Inc.	31,095	443,415	109.8
Sims Ltd.	69,069	526,414	130.4
SolarWinds Corp.	19,456	214,405	53.1
Southside Bancshares, Inc.	9,988	266,280	66.0
Supernus Pharmaceuticals, Inc.	23,643	711,654	176.3
TTEC Holdings, Inc.	7,934	57,760	14.3
TTM Technologies, Inc.	69,006	1,030,260	255.2
Turning Point Brands, Inc.	51,307	1,479,694	366.5
Tutor Perini Corp.	28,995	482,187	119.4
Univest Financial Corp.	11,738	244,972	60.7
Upbound Group, Inc.	37,700	1,169,077	289.6
Upwork, Inc.	78,423	917,549	227.3
Varex Imaging Corp.	72,329	1,175,346	291.1
Verint Systems, Inc.	69,839	2,114,725	523.8
Vestis Corp.	97,484	1,795,655	444.8
Viad Corp.	13,829	476,824	118.1
Vimeo, Inc.	135,399	486,082	120.4
Vishay Precision Group, Inc.	5,742	189,486	46.9
Vital Farms, Inc.	54,647	1,462,354	362.2
Wabash National Corp.	20,982	484,894	120.1
World Kinect Corp.	79,309	1,863,762	461.6
Xperi, Inc.	117,394	1,233,811	305.6
Yext, Inc.	9,119	50,063	12.4
Security	Shares	Value	% of Basket Value
United States (continued)
Zumiez, Inc.	15,344	$263,917	65.4%
Zuora, Inc., Class A	65,033	641,225	158.8
130,842,162
Total Reference Entity — Long		323,919,414
Reference Entity — Short
Common Stocks
Australia
ARB Corp. Ltd.	(6,202)	(151,413)	(37.5)
Bellevue Gold Ltd.	(550,596)	(618,448)	(153.2)
Brickworks Ltd.	(3,081)	(52,778)	(13.1)
Champion Iron Ltd.	(166,557)	(750,843)	(186.0)
De Grey Mining Ltd.	(56,272)	(46,573)	(11.5)
Deep Yellow Ltd.	(148,477)	(136,190)	(33.7)
EVT Ltd.	(45,863)	(349,143)	(86.5)
Genesis Minerals Ltd.	(58,040)	(64,524)	(16.0)
Gold Road Resources Ltd.	(2)	(2)	(0.0)
GUD Holdings Ltd.	(65,627)	(428,535)	(106.2)
Kelsian Group Ltd.	(1,289)	(4,564)	(1.1)
Lifestyle Communities Ltd.	(152,523)	(1,156,410)	(286.4)
Liontown Resources Ltd.	(2,112,118)	(1,648,352)	(408.3)
Neuren Pharmaceuticals Ltd.	(526)	(6,421)	(1.6)
PEXA Group Ltd.	(69,713)	(539,512)	(133.6)
Stanmore Resources Ltd.	(834,281)	(1,773,953)	(439.4)
(7,727,661)
Austria
CA Immobilien Anlagen AG	(29,976)	(970,717)	(240.4)
Wienerberger AG	(43,749)	(1,556,646)	(385.6)
(2,527,363)
Belgium
Azelis Group NV	(47,689)	(1,141,291)	(282.7)
Bekaert SA	(8,422)	(419,532)	(103.9)
Kinepolis Group NV	(8,209)	(348,868)	(86.4)
Xior Student Housing NV	(8,389)	(248,558)	(61.6)
(2,158,249)
Canada
Canadian Western Bank	(109,147)	(2,091,089)	(517.9)
Cargojet, Inc.	(15,651)	(1,396,714)	(346.0)
Cogeco Communications, Inc.	(621)	(24,582)	(6.1)
Definity Financial Corp.	(97,817)	(3,256,518)	(806.6)
EQB, Inc.	(21,237)	(1,281,079)	(317.3)
Filo Corp.	(24,845)	(444,652)	(110.1)
Maple Leaf Foods, Inc.	(112,017)	(1,980,102)	(490.5)
Martinrea International, Inc.	(78,731)	(653,982)	(162.0)
North West Co., Inc.	(22,505)	(637,019)	(157.8)
Pet Valu Holdings Ltd.	(131,743)	(2,954,300)	(731.8)
Savaria Corp.	(35,846)	(429,301)	(106.3)
Spartan Delta Corp.	(53,240)	(155,659)	(38.6)
Spin Master Corp.	(46,820)	(1,021,521)	(253.0)
StorageVault Canada, Inc.	(84,625)	(290,344)	(71.9)
Trisura Group Ltd.	(14,354)	(438,784)	(108.7)
Winpak Ltd.	(36,422)	(1,132,793)	(280.6)
(18,188,439)
China
TI Fluid Systems PLC	(154,018)	(263,925)	(65.4)
Costa Rica
Establishment Labs Holdings, Inc.	(23,995)	(1,199,990)	(297.2)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark
Alm Brand A/S	(918,088)	$(1,586,604)	(393.0)%
Better Collective A/S	(6,802)	(184,382)	(45.7)
Chemometec A/S	(26,295)	(1,107,459)	(274.3)
Matas A/S	(44,625)	(715,498)	(177.2)
Netcompany Group A/S	(8,604)	(310,646)	(76.9)
NTG Nordic Transport Group A/S, Class A	(4,579)	(184,430)	(45.7)
Ringkjoebing Landbobank A/S	(13,640)	(2,281,298)	(565.1)
Royal Unibrew A/S	(65,871)	(4,941,937)	(1,224.1)
Scandinavian Tobacco Group A/S, Class A	(52,706)	(846,811)	(209.8)
Sydbank AS	(7,714)	(390,906)	(96.8)
Topdanmark A/S	(66,660)	(2,768,463)	(685.7)
(15,318,434)
Finland
Konecranes OYJ	(42,610)	(2,236,378)	(554.0)
Metsa Board OYJ, Class B	(87,556)	(626,671)	(155.2)
Tokmanni Group Corp.	(39,449)	(595,822)	(147.6)
(3,458,871)
France
Alten SA	(22,010)	(2,573,486)	(637.4)
IPSOS SA	(52,231)	(3,491,010)	(864.7)
Neoen SA	(78,026)	(2,378,135)	(589.1)
(8,442,631)
Germany
CTS Eventim AG & Co. KGaA	(14,530)	(1,279,402)	(316.9)
Eckert & Ziegler SE	(8,327)	(327,830)	(81.2)
Fraport AG Frankfurt Airport Services Worldwide	(39,924)	(1,990,605)	(493.1)
Hypoport SE	(113)	(29,706)	(7.3)
Mercer International, Inc.	(20,879)	(211,504)	(52.4)
Schott Pharma AG & Co. KGaA	(46,263)	(1,938,635)	(480.2)
Sixt SE	(3,210)	(306,005)	(75.8)
Stabilus SE	(15,048)	(930,308)	(230.4)
SUESS MicroTec SE, Class N	(13,958)	(688,278)	(170.5)
(7,702,273)
Indonesia
Golden Agri-Resources Ltd.	(3,512,700)	(708,859)	(175.6)
Nickel Industries Ltd.	(1,869,845)	(1,117,281)	(276.7)
(1,826,140)
Ireland
C&C Group PLC	(182,535)	(372,755)	(92.3)
Dalata Hotel Group PLC	(61)	(273)	(0.1)
(373,028)
Israel
Enlight Renewable Energy Ltd.	(150,234)	(2,414,089)	(598.0)
OPC Energy Ltd.	(73,312)	(550,650)	(136.4)
(2,964,739)
Italy
BFF Bank SpA	(9,954)	(127,169)	(31.5)
Ermenegildo Zegna NV	(69,457)	(854,321)	(211.6)
Eurogroup Laminations SpA	(160,867)	(697,278)	(172.7)
Industrie De Nora SpA	(48,733)	(652,088)	(161.5)
Technogym SpA	(17,602)	(165,291)	(41.0)
Technoprobe SpA	(64,575)	(512,284)	(126.9)
(3,008,431)
Japan
Advance Logistics Investment Corp.	(398)	(313,889)	(77.7)
Security	Shares	Value	% of Basket Value
Japan (continued)
Advance Residence Investment Corp.	(471)	$(1,040,644)	(257.8)%
Aeon Fantasy Co. Ltd.	(4,900)	(70,397)	(17.4)
Aichi Financial Group, Inc.	(23,000)	(444,619)	(110.1)
Aiful Corp.	(100,900)	(300,789)	(74.5)
Arclands Corp.	(44,300)	(558,089)	(138.2)
Ariake Japan Co. Ltd.	(11,400)	(379,844)	(94.1)
Asahi Yukizai Corp.	(8,400)	(268,805)	(66.6)
Base Co. Ltd.	(2,800)	(63,394)	(15.7)
C Uyemura & Co. Ltd.	(4,300)	(287,608)	(71.2)
Chikaranomoto Holdings Co. Ltd.	(4,200)	(46,126)	(11.4)
Chubu Steel Plate Co. Ltd.	(200)	(3,006)	(0.7)
CUC, Inc.	(1,300)	(14,347)	(3.6)
Daiei Kankyo Co. Ltd.	(26,400)	(450,938)	(111.7)
Daikoku Denki Co. Ltd.	(4,975)	(116,503)	(28.9)
Daikokutenbussan Co. Ltd.	(8,800)	(460,909)	(114.2)
Daiwa Office Investment Corp.	(71)	(264,748)	(65.6)
DCM Holdings Co. Ltd.	(105,800)	(1,002,056)	(248.2)
Descente Ltd.	(29,200)	(671,915)	(166.4)
Enplas Corp.	(12,600)	(695,399)	(172.2)
First Bank of Toyama Ltd.	(84,600)	(509,090)	(126.1)
FP Partner, Inc.	(13,700)	(446,344)	(110.6)
Freee KK	(23,100)	(413,498)	(102.4)
Fukuyama Transporting Co. Ltd.	(14,600)	(360,791)	(89.4)
Furuya Metal Co. Ltd.	(7,100)	(508,913)	(126.1)
Future Corp.	(7,900)	(81,709)	(20.2)
GMO Financial Holdings, Inc.	(68,000)	(332,661)	(82.4)
Gremz, Inc.	(5,900)	(81,174)	(20.1)
Hankyu Hanshin REIT, Inc.	(477)	(436,523)	(108.1)
Heiwa Real Estate REIT, Inc.	(32)	(29,334)	(7.3)
Hirata Corp.	(1,100)	(50,404)	(12.5)
Hokuetsu Corp.	(97,900)	(845,449)	(209.4)
Hokuhoku Financial Group, Inc.	(38,300)	(480,787)	(119.1)
Idec Corp.	(21,300)	(384,133)	(95.1)
Iino Kaiun Kaisha Ltd.	(76,600)	(629,219)	(155.9)
Insource Co. Ltd.	(11,200)	(55,667)	(13.8)
J Trust Co. Ltd.	(226,400)	(659,864)	(163.4)
Japan Prime Realty Investment Corp.	(165)	(364,897)	(90.4)
Japan Steel Works Ltd.	(31,800)	(789,798)	(195.6)
Kanto Denka Kogyo Co. Ltd.	(95,500)	(665,315)	(164.8)
KeePer Technical Laboratory Co. Ltd.	(9,900)	(287,428)	(71.2)
Keihan Holdings Co. Ltd.	(38,000)	(813,355)	(201.5)
KH Neochem Co. Ltd.	(8,100)	(127,184)	(31.5)
Komeri Co. Ltd.	(13,100)	(324,249)	(80.3)
Kosaido Holdings Co. Ltd.	(57,000)	(268,745)	(66.6)
Kumiai Chemical Industry Co. Ltd.	(7,800)	(40,682)	(10.1)
KYB Corp.	(7,200)	(251,193)	(62.2)
Maruwa Co. Ltd.	(1,500)	(323,388)	(80.1)
Matsui Securities Co. Ltd.	(133,700)	(699,865)	(173.4)
Matsuya Co. Ltd.	(11,700)	(68,188)	(16.9)
Medley, Inc.	(7,300)	(171,515)	(42.5)
Mitsubishi Estate Logistics REIT Investment Corp.	(63)	(164,932)	(40.9)
Mitsui Fudosan Logistics Park, Inc.	(226)	(662,530)	(164.1)
Mitsui-Soko Holdings Co. Ltd.	(12,100)	(365,063)	(90.4)
Mori Hills REIT Investment Corp.	(668)	(594,160)	(147.2)
Morinaga Milk Industry Co. Ltd.	(600)	(12,022)	(3.0)
Musashino Bank Ltd.	(8,800)	(176,032)	(43.6)
Nankai Electric Railway Co. Ltd.	(27,900)	(498,009)	(123.4)
Nichias Corp.	(2,400)	(67,214)	(16.6)
Nihon Kohden Corp.	(21,200)	(589,000)	(145.9)
Nikkiso Co. Ltd.	(11,500)	(93,961)	(23.3)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nikkon Holdings Co. Ltd.	(35,600)	$(714,039)	(176.9)%
Nippon Accommodations Fund, Inc.	(136)	(578,686)	(143.3)
Nippon Kanzai Holdings Co. Ltd.	(13,300)	(223,535)	(55.4)
Nippon Pillar Packing Co. Ltd.	(6,600)	(265,994)	(65.9)
Nishimatsuya Chain Co. Ltd.	(10,600)	(150,290)	(37.2)
Nojima Corp.	(28,100)	(343,180)	(85.0)
Nomura Micro Science Co. Ltd.	(17,800)	(580,766)	(143.8)
Nxera Pharma Co. Ltd.	(18,800)	(177,978)	(44.1)
One REIT, Inc.	(294)	(505,968)	(125.3)
Orient Corp.	(39,600)	(264,489)	(65.5)
Osaka Soda Co. Ltd.	(15,600)	(935,396)	(231.7)
Piolax, Inc.	(29,900)	(519,335)	(128.6)
Riken Keiki Co. Ltd.	(18,200)	(454,718)	(112.6)
Roland Corp.	(9,800)	(272,513)	(67.5)
Ryoyo Ryosan Holdings, Inc.	(1,584)	(28,606)	(7.1)
Sangetsu Corp.	(37,600)	(817,294)	(202.4)
Septeni Holdings Co. Ltd.	(278,900)	(829,363)	(205.4)
Shiga Bank Ltd.	(25,500)	(674,151)	(167.0)
Shin Nippon Biomedical Laboratories Ltd.	(21,500)	(213,364)	(52.8)
Sinfonia Technology Co. Ltd.	(600)	(13,032)	(3.2)
SKY Perfect JSAT Holdings, Inc.	(36,700)	(221,176)	(54.8)
Sotetsu Holdings, Inc.	(15,500)	(253,116)	(62.7)
Star Asia Investment Corp.	(1,841)	(734,116)	(181.8)
Star Micronics Co. Ltd.	(14,100)	(171,070)	(42.4)
Takara Holdings, Inc.	(76,900)	(516,453)	(127.9)
Tama Home Co. Ltd.	(22,300)	(630,449)	(156.2)
Tocalo Co. Ltd.	(16,000)	(188,747)	(46.7)
Toho Bank Ltd.	(127,900)	(280,875)	(69.6)
Tokyo Steel Manufacturing Co. Ltd.	(91,400)	(991,770)	(245.7)
Topre Corp.	(19,700)	(325,572)	(80.6)
Toyo Gosei Co. Ltd.	(8,700)	(457,556)	(113.3)
Tri Chemical Laboratories, Inc.	(35,000)	(996,208)	(246.8)
TRYT, Inc.	(73,500)	(294,260)	(72.9)
Valqua Ltd.	(1,400)	(40,099)	(9.9)
West Holdings Corp.	(38,700)	(659,961)	(163.5)
YA-MAN Ltd.	(76,093)	(469,480)	(116.3)
Yamato Kogyo Co. Ltd.	(1,300)	(71,403)	(17.7)
Yonex Co. Ltd.	(41,100)	(335,085)	(83.0)
(38,378,403)
Netherlands
AMG Critical Materials NV	(36,276)	(848,019)	(210.0)
Flow Traders Ltd.	(58,181)	(1,194,967)	(296.0)
TKH Group NV	(27,724)	(1,191,351)	(295.1)
(3,234,337)
Nigeria
Airtel Africa PLC	(1,788,935)	(2,461,614)	(609.7)
Norway
Crayon Group Holding ASA	(169,371)	(1,261,799)	(312.5)
Entra ASA	(75,867)	(711,510)	(176.2)
Hoegh Autoliners ASA	(33,403)	(354,316)	(87.8)
MPC Container Ships ASA	(1,166,433)	(1,894,960)	(469.4)
Schibsted ASA, Class A	(119,113)	(3,455,887)	(856.0)
TOMRA Systems ASA	(127,376)	(1,575,757)	(390.3)
(9,254,229)
Peru
Hochschild Mining PLC	(14,569)	(28,023)	(6.9)
Portugal
Greenvolt-Energias Renovaveis SA	(26,580)	(234,412)	(58.1)
Security	Shares	Value	% of Basket Value
Singapore
BW LPG Ltd.	(11,873)	$(173,973)	(43.1)%
Spain
Vidrala SA	(10,465)	(1,095,757)	(271.4)
Viscofan SA	(14,402)	(911,771)	(225.9)
(2,007,528)
Sweden
Alleima AB	(50,742)	(318,325)	(78.9)
Dometic Group AB	(387,633)	(2,807,264)	(695.3)
Hemnet Group AB	(6,077)	(160,744)	(39.8)
Hexpol AB, Class B	(56,983)	(651,905)	(161.5)
Hms Networks Ab	(11,234)	(421,877)	(104.5)
Hufvudstaden AB, A Shares	(57,076)	(670,928)	(166.2)
Nordnet AB	(212,614)	(3,823,830)	(947.1)
Paradox Interactive AB	(41,824)	(640,822)	(158.7)
Peab AB, Class B	(130,808)	(806,512)	(199.8)
Stillfront Group AB	(383,509)	(369,378)	(91.5)
Surgical Science Sweden AB	(19,187)	(274,243)	(67.9)
Thule Group AB	(16,237)	(464,001)	(114.9)
Wallenstam AB, B Shares	(569,984)	(2,549,166)	(631.4)
Wihlborgs Fastigheter AB	(77,360)	(655,473)	(162.4)
(14,614,468)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(9,529)	(1,551,187)	(384.2)
Arbonia AG	(35,775)	(475,912)	(117.9)
Cembra Money Bank AG	(31,573)	(2,433,167)	(602.7)
Daetwyler Holding AG	(3,172)	(663,571)	(164.4)
Emmi AG, Class N, Registered Shares	(201)	(196,928)	(48.8)
Forbo Holding AG, Registered Shares	(335)	(389,843)	(96.6)
Garrett Motion, Inc.	(27,714)	(264,946)	(65.6)
Interroll Holding AG, Class N, Registered Shares	(400)	(1,296,807)	(321.2)
Leonteq AG	(8,359)	(221,350)	(54.8)
Mobimo Holding AG, Registered Shares	(2,682)	(756,545)	(187.4)
Sensirion Holding AG	(12,409)	(820,934)	(203.3)
SFS Group AG	(6,927)	(828,410)	(205.2)
SKAN Group AG	(3,813)	(341,985)	(84.7)
St Galler Kantonalbank AG, Class N, Registered Shares	(339)	(175,762)	(43.5)
Swissquote Group Holding SA, Class N, Registered Shares	(11,568)	(3,152,640)	(780.9)
Vontobel Holding AG, Class N, Registered Shares	(11,677)	(660,268)	(163.5)
Zehnder Group AG	(2,732)	(160,543)	(39.8)
(14,390,798)
Tanzania, United Republic Of
Helios Towers PLC	(282,746)	(344,006)	(85.2)
United Kingdom
888 Holdings PLC	(2,167,533)	(2,288,454)	(566.8)
Ascential PLC	(73,200)	(283,537)	(70.2)
Aston Martin Lagonda Global Holdings PLC	(512,029)	(941,349)	(233.2)
Auction Technology Group PLC	(121,416)	(747,485)	(185.2)
Capita PLC	(3,105,303)	(520,209)	(128.9)
Central Asia Metals PLC	(32,519)	(84,422)	(20.9)
Coats Group PLC	(627,321)	(636,338)	(157.6)
Essentra PLC	(200,060)	(439,834)	(108.9)
Genuit Group PLC	(46,966)	(252,862)	(62.6)
Global Ship Lease, Inc., Class A	(76)	(1,730)	(0.4)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Great Portland Estates PLC	(119,067)	$(581,669)	(144.1)%
Home Reit PLC	(319,295)	(106,267)	(26.3)
Ibstock PLC	(431,240)	(792,321)	(196.3)
Marlowe PLC	(321,789)	(1,962,039)	(486.0)
Marshalls PLC	(681,010)	(2,267,772)	(561.7)
Moonpig Group PLC	(324,906)	(629,620)	(156.0)
Oxford Nanopore Technologies PLC	(337,055)	(412,521)	(102.2)
Rathbones Group PLC	(13,130)	(266,356)	(66.0)
Renewi PLC	(42,628)	(298,722)	(74.0)
Smart Metering Systems PLC	(52,887)	(628,742)	(155.7)
Spirent Communications PLC	(343,860)	(828,647)	(205.3)
Trainline PLC	(21,455)	(79,640)	(19.7)
Travis Perkins PLC	(157,503)	(1,467,691)	(363.5)
Urban Logistics REIT PLC	(81,813)	(117,963)	(29.2)
Victrex PLC	(44,839)	(706,620)	(175.0)
Volex PLC	(129,625)	(518,288)	(128.4)
WH Smith PLC	(192,070)	(2,615,785)	(647.9)
(20,476,883)
United States
Adeia, Inc.	(43,041)	(423,523)	(104.9)
ADT, Inc.	(85,389)	(555,029)	(137.5)
Aehr Test Systems	(250,939)	(3,006,249)	(744.6)
AeroVironment, Inc.	(3,927)	(627,495)	(155.4)
AerSale Corp.	(46,469)	(331,324)	(82.1)
Altus Power, Inc.	(95,633)	(350,973)	(86.9)
Amerant Bancorp, Inc., Class A	(17,363)	(376,083)	(93.2)
American Coastal Insurance Corp., Class C	(427)	(4,471)	(1.1)
Apollo Commercial Real Estate Finance, Inc.	(22,910)	(220,623)	(54.6)
Appian Corp., Class A	(5,684)	(212,809)	(52.7)
Applied Optoelectronics, Inc.	(53,587)	(527,832)	(130.7)
Ares Commercial Real Estate Corp.	(38,136)	(258,943)	(64.1)
Arhaus, Inc., Class A	(12,831)	(162,440)	(40.2)
Artesian Resources Corp., Class A	(4,315)	(150,939)	(37.4)
Atlantic Union Bankshares Corp.	(76,236)	(2,422,018)	(599.9)
Avadel Pharmaceuticals PLC	(7,995)	(145,189)	(36.0)
Barnes Group, Inc.	(57,712)	(2,003,761)	(496.3)
BGC Group, Inc., Class A	(64,587)	(505,716)	(125.3)
Bloom Energy Corp., Class A	(60,512)	(673,499)	(166.8)
Boston Omaha Corp., Class A	(33,887)	(523,215)	(129.6)
BRC, Inc., Class A	(5,662)	(22,082)	(5.5)
BRP Group, Inc., Class A	(64,973)	(1,730,881)	(428.7)
Buckle, Inc.	(52,238)	(1,953,179)	(483.8)
Calavo Growers, Inc.	(46,033)	(1,240,589)	(307.3)
California Water Service Group	(38,836)	(1,907,624)	(472.5)
Cambridge Bancorp	(8,726)	(535,515)	(132.6)
Camping World Holdings, Inc., Class A	(11,508)	(233,267)	(57.8)
Cass Information Systems, Inc.	(12,526)	(540,998)	(134.0)
Cavco Industries, Inc.	(1,420)	(517,178)	(128.1)
Certara, Inc.	(64,147)	(1,097,555)	(271.9)
CEVA, Inc.	(1,464)	(29,675)	(7.4)
Claros Mortgage Trust, Inc.	(9,935)	(86,435)	(21.4)
Clearfield, Inc.	(22,414)	(675,110)	(167.2)
CNX Resources Corp.	(168,173)	(3,955,429)	(979.7)
Coastal Financial Corp.	(4,428)	(171,275)	(42.4)
Columbia Financial, Inc.	(26,515)	(440,149)	(109.0)
Conduent, Inc.	(94,414)	(297,404)	(73.7)
Cytek Biosciences, Inc.	(25,007)	(150,292)	(37.2)
Denny’s Corp.	(27,586)	(221,240)	(54.8)
Designer Brands, Inc., Class A	(130,219)	(1,209,735)	(299.6)
DiamondRock Hospitality Co.	(93,350)	(830,815)	(205.8)
Security	Shares	Value	% of Basket Value
United States (continued)
DocGo, Inc.	(79,051)	$(267,192)	(66.2)%
Dynex Capital, Inc.	(37,072)	(432,630)	(107.2)
Easterly Government Properties, Inc.	(201,429)	(2,354,705)	(583.2)
Eastman Kodak Co.	(200,315)	(901,417)	(223.3)
Ecovyst, Inc.	(9,754)	(91,980)	(22.8)
Embecta Corp.	(27,794)	(281,553)	(69.7)
Enfusion, Inc., Class A	(135,398)	(1,260,555)	(312.2)
Enhabit, Inc.	(19,746)	(199,237)	(49.4)
Enliven Therapeutics, Inc.	(24,585)	(427,533)	(105.9)
Enovix Corp.	(20,762)	(129,970)	(32.2)
Enpro, Inc.	(13,074)	(1,962,800)	(486.2)
Enterprise Financial Services Corp.	(10,227)	(388,728)	(96.3)
Esab Corp.	(6,825)	(722,631)	(179.0)
European Wax Center, Inc., Class A	(69,356)	(815,627)	(202.0)
EverCommerce, Inc.	(39,077)	(351,693)	(87.1)
Evolv Technologies Holdings, Inc., Class A	(3,025)	(11,828)	(2.9)
Excelerate Energy, Inc., Class A	(39,606)	(667,757)	(165.4)
F&G Annuities & Life, Inc.	(3,920)	(148,254)	(36.7)
Farmland Partners, Inc.	(119,512)	(1,285,949)	(318.5)
Fastly, Inc., Class A	(6,015)	(76,090)	(18.8)
First Bancorp/Southern Pines NC	(41,110)	(1,250,155)	(309.7)
First Bancshares, Inc.	(5,255)	(125,805)	(31.2)
First Commonwealth Financial Corp.	(106,359)	(1,402,875)	(347.5)
First Community Bankshares, Inc.	(9,762)	(323,903)	(80.2)
First Merchants Corp.	(10,847)	(362,507)	(89.8)
Fortrea Holdings, Inc.	(57,525)	(2,104,840)	(521.4)
Funko, Inc., Class A	(412)	(2,509)	(0.6)
Gates Industrial Corp. PLC	(33,792)	(595,415)	(147.5)
GEO Group, Inc.	(48,181)	(715,970)	(177.3)
Gladstone Land Corp.	(1,174)	(14,886)	(3.7)
Global Medical REIT, Inc.	(46,206)	(374,731)	(92.8)
Great Southern Bancorp, Inc.	(6,362)	(327,007)	(81.0)
Grid Dynamics Holdings, Inc.	(20,695)	(202,190)	(50.1)
Hawkins, Inc.	(2,293)	(173,741)	(43.0)
HighPeak Energy, Inc.	(1,299)	(18,459)	(4.6)
Highwoods Properties, Inc.	(242,205)	(6,345,771)	(1,571.8)
Hudson Technologies, Inc.	(29,553)	(293,166)	(72.6)
IDACORP, Inc.	(334)	(31,657)	(7.8)
International Bancshares Corp.	(16,737)	(931,414)	(230.7)
iRhythm Technologies, Inc.	(21,449)	(2,350,381)	(582.2)
Ivanhoe Electric, Inc.	(9,014)	(91,041)	(22.6)
Jack in the Box, Inc.	(6,182)	(352,807)	(87.4)
JBG SMITH Properties	(64,785)	(972,423)	(240.9)
Kinetik Holdings, Inc.	(60,972)	(2,337,666)	(579.0)
Krispy Kreme, Inc.	(250,314)	(3,166,472)	(784.3)
Lemonade, Inc.	(3,458)	(59,581)	(14.8)
Leslie’s, Inc.	(124,527)	(489,391)	(121.2)
Liberty Media Corp.-Liberty Live, Class C	(22,275)	(831,303)	(205.9)
Lightwave Logic, Inc.	(65,430)	(249,943)	(61.9)
Lindblad Expeditions Holdings, Inc.	(12,276)	(90,106)	(22.3)
LTC Properties, Inc.	(64,755)	(2,143,390)	(530.9)
Macerich Co.	(402,244)	(5,534,877)	(1,371.0)
MaxCyte, Inc.	(15,107)	(54,838)	(13.6)
Medifast, Inc.	(53,648)	(1,476,929)	(365.8)
MeridianLink, Inc.	(38,578)	(643,481)	(159.4)
Mesa Laboratories, Inc.	(862)	(91,441)	(22.7)
Metallus, Inc.	(30,846)	(634,194)	(157.1)
Middlesex Water Co.	(4,766)	(241,732)	(59.9)
Mission Produce, Inc.	(16,204)	(183,915)	(45.6)
Mister Car Wash, Inc.	(6,474)	(43,311)	(10.7)
Montauk Renewables, Inc.	(8,423)	(30,323)	(7.5)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Movado Group, Inc.	(14,899)	$(379,478)	(94.0)%
National Cinemedia, Inc.	(15,205)	(65,077)	(16.1)
NBT Bancorp, Inc.	(20,428)	(715,184)	(177.1)
NextDecade Corp.	(5,204)	(33,410)	(8.3)
NextNav, Inc.	(61,066)	(556,311)	(137.8)
Nicolet Bankshares, Inc.	(11,104)	(849,789)	(210.5)
nLight, Inc.	(76,249)	(868,476)	(215.1)
NV5 Global, Inc.	(10,827)	(1,009,509)	(250.1)
OneWater Marine, Inc., Class A	(33,812)	(700,247)	(173.4)
Open Lending Corp.	(47,499)	(242,245)	(60.0)
Papa John’s International, Inc.	(9,816)	(605,549)	(150.0)
Paragon 28, Inc.	(6,055)	(55,827)	(13.8)
Patrick Industries, Inc.	(3,529)	(368,745)	(91.3)
Paycor HCM, Inc.	(963)	(16,727)	(4.1)
Peakstone Realty Trust	(9,587)	(133,930)	(33.2)
PennyMac Financial Services, Inc., Class A	(12,279)	(1,051,574)	(260.5)
Peoples Bancorp, Inc.	(16,620)	(482,645)	(119.6)
Perimeter Solutions SA	(5,901)	(41,307)	(10.2)
Pitney Bowes, Inc.	(94,568)	(402,860)	(99.8)
Plymouth Industrial REIT, Inc.	(15,713)	(328,087)	(81.3)
PolyPeptide Group AG	(22,150)	(736,133)	(182.3)
PotlatchDeltic Corp.	(2,904)	(116,189)	(28.8)
Premier, Inc., Class A	(84,517)	(1,764,715)	(437.1)
ProAssurance Corp.	(13,016)	(173,894)	(43.1)
ProFrac Holding Corp., Class A	(188,279)	(1,368,788)	(339.0)
ProPetro Holding Corp.	(6,258)	(54,570)	(13.5)
QuinStreet, Inc.	(13,982)	(252,934)	(62.7)
RCI Hospitality Holdings, Inc.	(11,183)	(567,649)	(140.6)
Ready Capital Corp.	(116,959)	(996,491)	(246.8)
Reliance Worldwide Corp. Ltd.	(69,434)	(226,631)	(56.1)
Retail Opportunity Investments Corp.	(72,162)	(885,428)	(219.3)
Rocket Lab USA, Inc., Class A	(199,273)	(749,266)	(185.6)
RXO, Inc.	(1,421)	(26,871)	(6.7)
S&T Bancorp, Inc.	(22,274)	(671,561)	(166.3)
Seacoast Banking Corp. of Florida	(48,239)	(1,112,874)	(275.7)
Sensient Technologies Corp.	(22,754)	(1,666,048)	(412.7)
Service Properties Trust	(3,248)	(19,910)	(4.9)
Shenandoah Telecommunications Co.	(16,664)	(213,632)	(52.9)
Silgan Holdings, Inc.	(85,626)	(3,995,309)	(989.6)
SilverBow Resources, Inc.	(93,136)	(2,861,138)	(708.7)
SITE Centers Corp.	(45,155)	(609,141)	(150.9)
Six Flags Entertainment Corp.	(173,429)	(4,089,456)	(1,012.9)
SkyWater Technology, Inc.	(18,499)	(189,800)	(47.0)
Southern Missouri Bancorp, Inc.	(1,016)	(40,742)	(10.1)
Stagwell, Inc.	(10,405)	(61,910)	(15.3)
Stellar Bancorp, Inc.	(13,427)	(298,079)	(73.8)
StepStone Group, Inc., Class A	(11,222)	(404,778)	(100.3)
Stericycle, Inc.	(23,871)	(1,067,750)	(264.5)
Sweetgreen, Inc., Class A	(145,200)	(3,262,644)	(808.1)
Towne Bank	(27,784)	(718,772)	(178.0)
Travel & Leisure Co.	(74,238)	(3,232,323)	(800.6)
Triumph Financial, Inc.	(5,643)	(397,041)	(98.3)
Triumph Group, Inc.	(86,613)	(1,157,150)	(286.6)
Ubiquiti, Inc.	(23,455)	(2,523,289)	(625.0)
UFP Technologies, Inc.	(2,850)	(586,929)	(145.4)
United Community Banks, Inc.	(67,637)	(1,706,482)	(422.7)
United Natural Foods, Inc.	(89,673)	(800,780)	(198.4)
Uniti Group, Inc.	(88,364)	(508,093)	(125.9)
Universal Health Realty Income Trust	(1,230)	(44,317)	(11.0)
Veris Residential, Inc.	(75,055)	(1,081,543)	(267.9)
Veritex Holdings, Inc.	(17,864)	(347,991)	(86.2)
Security	Shares	Value	% of Basket Value
United States (continued)
Vishay Intertechnology, Inc.	(74,877)	$(1,732,654)	(429.2)%
Vista Outdoor, Inc.	(86,589)	(3,038,408)	(752.6)
Vitesse Energy, Inc.	(20,756)	(460,576)	(114.1)
VSE Corp.	(17,213)	(1,343,819)	(332.9)
Westrock Coffee Co.	(8,636)	(87,569)	(21.7)
White Mountains Insurance Group Ltd.	(971)	(1,726,574)	(427.7)
Winnebago Industries, Inc.	(19,325)	(1,190,033)	(294.8)
XPEL, Inc.	(12,833)	(674,374)	(167.0)
York Water Co.	(6,578)	(233,585)	(57.9)
(142,756,843)
Total Reference Entity — Short		(323,515,691)
Net Value of Reference Entity — Bank of America N.A.		$403,723
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	152,120	$921,810	12.9%
ANZ Group Holdings Ltd.	4,509	81,360	1.1
Aristocrat Leisure Ltd.	55,942	1,419,841	19.8
Charter Hall Group	36,547	275,980	3.9
Cochlear Ltd.	2,010	417,094	5.8
Coles Group Ltd.	4,133	43,158	0.6
Flight Centre Travel Group Ltd., Class L	32,304	436,710	6.1
South32 Ltd.	1,161,917	2,639,773	36.8
Worley Ltd.	117,977	1,132,013	15.8
		7,367,739
Austria
BAWAG Group AG	14,219	845,460	11.8
Belgium
Liberty Global Ltd., Class C	120,936	1,979,722	27.6
Sofina SA	3,491	813,658	11.4
Warehouses De Pauw CVA	884	23,273	0.3
		2,816,653
Canada
Alamos Gold, Inc., Class A	33,858	497,356	6.9
Algonquin Power & Utilities Corp.	75,093	458,159	6.4
Barrick Gold Corp.	91,328	1,515,943	21.1
BCE, Inc.	1,774	58,285	0.8
Brookfield Asset Management Ltd., Class A	74,489	2,841,728	39.6
Brookfield Corp., Class A	184,621	7,396,798	103.2
CGI, Inc.	43,234	4,374,733	61.0
Dollarama, Inc.	6,404	534,982	7.5
Element Fleet Management Corp.	22,181	353,526	4.9
Enerplus Corp.	25,959	507,096	7.1
FirstService Corp.	6,698	983,923	13.7
Gibson Energy, Inc.	7,299	119,557	1.7
Great-West Lifeco, Inc.	34,178	1,009,364	14.1
iA Financial Corp., Inc.	745	45,107	0.6
IGM Financial, Inc.	1,203	30,106	0.4
Keyera Corp.	27,180	696,410	9.7
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Kinaxis, Inc.	4,649	$494,359	6.9%
Magna International, Inc.	22,256	1,064,521	14.9
TELUS Corp.	65,500	1,050,590	14.7
Toronto-Dominion Bank	15,850	940,304	13.1
West Fraser Timber Co. Ltd.	4,413	338,832	4.7
		25,311,679
China
Budweiser Brewing Co. APAC Ltd.	27,300	37,953	0.5
Denmark
DSV A/S	2,433	343,850	4.8
Genmab A/S	2,430	672,505	9.4
Novo Nordisk A/S, Class B	357,307	45,632,761	636.4
Orsted A/S	1,708	93,423	1.3
Pandora A/S	2,292	347,213	4.8
		47,089,752
France
Air Liquide SA	286	55,670	0.8
Amundi SA	12,854	892,929	12.5
Cie Generale des Etablissements Michelin SCA	1,222	46,736	0.6
Danone SA	295,648	18,446,815	257.3
Dassault Aviation SA	859	183,038	2.6
Dassault Systemes SE	5,105	199,456	2.8
Eiffage SA	41,490	4,410,113	61.5
Eurazeo SE	11,228	1,007,034	14.0
Forvia SE	8,435	133,693	1.9
Gaztransport Et Technigaz SA	1,812	251,382	3.5
Gecina SA	8,190	832,719	11.6
Hermes International SCA	9,864	23,532,283	328.2
Pernod Ricard SA	3,268	492,119	6.9
Rexel SA	4,036	104,161	1.5
Ubisoft Entertainment SA	10,836	254,154	3.5
Valeo SE	131,448	1,659,669	23.1
Vallourec SACA	3,400	58,253	0.8
Vinci SA	12,794	1,492,425	20.8
		54,052,649
Germany
Allianz SE, Registered Shares	845	239,162	3.3
Bayerische Motoren Werke AG	39,257	4,256,996	59.4
Heidelberg Materials AG	9,948	996,574	13.9
K&S AG, Class N, Registered Shares	21,813	324,923	4.5
KION Group AG	4,190	192,157	2.7
LANXESS AG	3,121	87,821	1.2
Mercedes-Benz Group AG, Class N	2,227	169,268	2.4
Nemetschek SE	5,102	448,806	6.3
Nordex SE	59,087	828,314	11.5
RWE AG	44,428	1,541,062	21.5
Siemens AG, Class N, Registered Shares	14,335	2,677,460	37.3
Wacker Chemie AG	2,416	257,413	3.6
		12,019,956
Greece
Athens International Airport SA	300,831	2,656,457	37.1
Hong Kong
Hang Lung Properties Ltd.	101,000	111,398	1.6
Melco Resorts & Entertainment Ltd., ADR	744	4,866	0.1
Security	Shares	Value	% of Basket Value
Hong Kong (continued)
Swire Pacific Ltd., Class A	25,000	$211,575	2.9%
Swire Properties Ltd.	115,000	237,676	3.3
		565,515
Ireland
Kerry Group PLC, Class A	4,213	360,999	5.0
Smurfit Kappa Group PLC	65,136	2,809,828	39.2
		3,170,827
Israel
Nova Ltd.	6,282	1,067,312	14.9
Wix.com Ltd.	5,477	651,051	9.1
		1,718,363
Italy
Ferrari NV	474	194,085	2.7
Intesa Sanpaolo SpA	357,900	1,334,085	18.6
Saipem SpA	150,973	344,759	4.8
Telecom Italia SpA	612,972	144,676	2.0
		2,017,605
Japan
ABC-Mart, Inc.	13,700	278,998	3.9
Advantest Corp.	60,500	1,930,545	26.9
Aeon Co. Ltd.	9,400	201,031	2.8
Aisin Corp.	1,100	42,803	0.6
Amada Co. Ltd.	127,800	1,427,700	19.9
Asahi Kasei Corp.	74,800	533,504	7.4
Daiichi Sankyo Co. Ltd.	52,000	1,783,058	24.9
Daiwa House Industry Co. Ltd.	89,100	2,549,254	35.6
ENEOS Holdings, Inc.	1,042,900	4,913,411	68.5
Hulic Co. Ltd.	75,200	709,024	9.9
ITOCHU Corp.	20,200	930,019	13.0
J Front Retailing Co. Ltd.	33,000	295,230	4.1
Japan Post Holdings Co. Ltd.	153,500	1,505,914	21.0
JGC Holdings Corp.	65,300	643,432	9.0
Kakaku.com, Inc.	70,500	829,128	11.6
Kansai Electric Power Co., Inc.	24,300	372,556	5.2
Komatsu Ltd.	31,700	967,112	13.5
Kubota Corp.	300	4,922	0.1
Kyowa Kirin Co. Ltd.	26,500	455,187	6.3
M3, Inc.	45,100	489,448	6.8
Makita Corp.	27,700	819,061	11.4
MEIJI Holdings Co. Ltd.	8,300	189,721	2.6
Mitsubishi Chemical Group Corp.	38,500	229,367	3.2
Mizuho Financial Group, Inc.	166,200	3,273,532	45.7
Nikon Corp.	43,700	461,418	6.4
Nippon Express Holdings, Inc.	5,200	272,049	3.8
Nippon Steel Corp.	56,700	1,297,586	18.1
Nisshin Seifun Group, Inc.	36,300	484,420	6.8
Obayashi Corp.	131,000	1,481,768	20.7
Obic Co. Ltd.	6,800	894,178	12.5
Ono Pharmaceutical Co. Ltd.	20,400	300,522	4.2
Oracle Corp. Japan	6,500	498,361	7.0
Oriental Land Co. Ltd.	50,800	1,429,048	19.9
Otsuka Corp.	88,800	1,806,162	25.2
Panasonic Holdings Corp.	158,300	1,413,355	19.7
Resona Holdings, Inc.	142,000	918,621	12.8
Sankyo Co. Ltd.	254,400	2,823,544	39.4
SBI Holdings, Inc.	8,500	211,660	3.0
Sega Sammy Holdings, Inc.	22,200	296,861	4.1

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Seiko Epson Corp.	26,500	$446,210	6.2%
Sekisui House Ltd.	9,100	213,753	3.0
Shimadzu Corp.	10,200	283,233	3.9
Shiseido Co. Ltd.	80,100	2,189,866	30.5
Skylark Holdings Co. Ltd.	91,700	1,336,929	18.6
Sumitomo Corp.	103,900	2,789,797	38.9
Sumitomo Mitsui Trust Holdings, Inc.	80,300	1,724,870	24.1
Takeda Pharmaceutical Co. Ltd.	20,700	550,925	7.7
TIS, Inc.	20,400	445,134	6.2
Tokyo Tatemono Co. Ltd.	19,400	330,259	4.6
Tokyu Fudosan Holdings Corp.	10,300	77,044	1.1
Toyota Tsusho Corp.	13,000	840,229	11.7
		51,191,759
Luxembourg
ArcelorMittal SA	68,505	1,704,190	23.8
CVC Capital Partners PLC	145,100	2,638,251	36.8
		4,342,441
Macau
Galaxy Entertainment Group Ltd., Class L	26,000	116,565	1.6
Netherlands
Adyen NV	2,566	3,065,360	42.7
NN Group NV	242,443	11,156,141	155.6
Redcare Pharmacy NV	2,393	322,161	4.5
		14,543,662
New Zealand
Xero Ltd.	18,419	1,423,093	19.9
Norway
Aker BP ASA	89,192	2,197,486	30.6
Equinor ASA	111,539	3,008,977	42.0
Gjensidige Forsikring ASA	4,108	66,751	0.9
		5,273,214
Singapore
Singapore Airlines Ltd.	71,200	340,308	4.7
Spain
Banco de Sabadell SA	2,798,476	5,326,756	74.3
Banco Santander SA	706,099	3,433,237	47.9
Bankinter SA	20,982	165,173	2.3
Iberdrola SA	221,541	2,718,444	37.9
Industria de Diseno Textil SA	29,409	1,332,962	18.6
Puig Brands SA, Class B	128,055	3,348,179	46.7
Repsol SA	64,412	1,008,556	14.0
		17,333,307
Sweden
Electrolux AB, Class B	4,923	43,306	0.6
Investor AB, B Shares	392,512	9,727,884	135.7
Trelleborg AB, B Shares	67,876	2,421,007	33.7
		12,192,197
Switzerland
ABB Ltd., Class N, Registered Shares	22,704	1,111,035	15.5
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	133	1,543,324	21.5
CRISPR Therapeutics AG	16,757	887,954	12.4
Flughafen Zurich AG, Class N, Registered Shares	5,190	1,047,172	14.6
Givaudan SA, Class N, Registered Shares	1,613	6,949,985	97.0
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Kuehne & Nagel International AG, Registered Shares	952	$252,028	3.5%
PSP Swiss Property AG, Class N, Registered Shares	3,799	473,213	6.6
Sonova Holding AG, Registered Shares	1,808	501,906	7.0
		12,766,617
United Kingdom
Aviva PLC	617,597	3,573,005	49.8
BAE Systems PLC	670,791	11,114,618	155.0
British American Tobacco PLC	140,591	4,130,535	57.6
British Land Co. PLC	434,136	2,085,851	29.1
Bunzl PLC	21,687	828,596	11.6
Darktrace PLC	7,221	53,748	0.8
Drax Group PLC	58,352	376,308	5.2
easyJet PLC	231,360	1,544,624	21.5
Informa PLC	320,186	3,168,052	44.2
J Sainsbury PLC	819,302	2,680,573	37.4
Just Eat Takeaway.com NV	92,149	1,339,788	18.7
Land Securities Group PLC	127,381	1,025,711	14.3
Marks & Spencer Group PLC	321,218	1,019,544	14.2
Moneysupermarket.com Group PLC	2	5	0.0
RELX PLC	197,926	8,100,932	113.0
Segro PLC	10,056	105,365	1.5
Smiths Group PLC	217,803	4,374,838	61.0
Spectris PLC	62,712	2,583,959	36.0
Tate & Lyle PLC	39,651	325,656	4.5
Tesco PLC	1,540,946	5,669,513	79.1
Tritax Big Box REIT PLC	49,244	92,664	1.3
Wise PLC, Class A	33,840	323,765	4.5
		54,517,650
United States
A O Smith Corp.	6	497	0.0
Adobe, Inc.	2,652	1,227,425	17.1
Advanced Drainage Systems, Inc.	2,796	438,972	6.1
AECOM	21,601	1,995,068	27.8
AGCO Corp.	115	13,132	0.2
Alaska Air Group, Inc.	19,211	826,457	11.5
Alcoa Corp.	21,331	749,571	10.5
Alnylam Pharmaceuticals, Inc.	825	118,759	1.7
Amdocs Ltd.	14,110	1,185,099	16.5
American Water Works Co., Inc.	15,190	1,858,041	25.9
AMETEK, Inc.	8,466	1,478,672	20.6
Amgen, Inc.	3,285	899,893	12.5
ARM Holdings PLC, ADR	13,541	1,370,485	19.1
Atlassian Corp., Class A	2,124	365,965	5.1
AutoNation, Inc.	3,264	525,994	7.3
Avnet, Inc.	7,853	383,776	5.4
Beacon Roofing Supply, Inc.	5,192	511,568	7.1
Box, Inc., Class A	47,398	1,233,296	17.2
Boyd Gaming Corp.	969	51,851	0.7
BRP, Inc.	1,868	125,501	1.7
Bunge Global SA	12,006	1,221,731	17.0
CACI International, Inc., Class A	11,234	4,518,652	63.0
Carnival Corp.	111,014	1,645,227	22.9
CenterPoint Energy, Inc.	4,516	131,596	1.8
CH Robinson Worldwide, Inc.	3,337	236,927	3.3
Chart Industries, Inc.	264	38,032	0.5
Chemed Corp.	4,071	2,312,328	32.2
Cirrus Logic, Inc.	15,712	1,391,612	19.4
Cognex Corp.	10,688	443,980	6.2
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Colgate-Palmolive Co.	34,440	$3,165,725	44.2%
Conagra Brands, Inc.	17,684	544,314	7.6
Credit Acceptance Corp.	3,392	1,742,538	24.3
Crowdstrike Holdings, Inc., Class A	60,511	17,701,888	246.9
CSX Corp.	17,327	575,603	8.0
Curtiss-Wright Corp.	19,071	4,832,973	67.4
Dayforce, Inc.	922	56,583	0.8
Dexcom, Inc.	16,437	2,093,909	29.2
Domino’s Pizza, Inc.	643	340,321	4.7
DuPont de Nemours, Inc.	20,167	1,462,107	20.4
EOG Resources, Inc.	3,620	478,311	6.7
Exact Sciences Corp.	8,807	522,695	7.3
Experian PLC	11,756	472,300	6.6
F5, Inc.	489	80,837	1.1
First American Financial Corp.	7,516	402,632	5.6
Flex Ltd.	16,818	481,836	6.7
Flowserve Corp.	35,563	1,677,151	23.4
Fox Corp., Class A	22,155	687,027	9.6
Franklin Resources, Inc.	7,379	168,536	2.4
FTI Consulting, Inc.	4,549	972,713	13.6
Global Payments, Inc.	12,329	1,513,631	21.1
Graco, Inc.	13,098	1,050,460	14.6
GSK PLC	20,936	432,822	6.0
H&R Block, Inc.	19,131	903,557	12.6
Halozyme Therapeutics, Inc.	13,885	529,018	7.4
Hershey Co.	9,758	1,892,271	26.4
Holcim AG	49,585	4,182,409	58.3
HP, Inc.	69,595	1,954,924	27.3
Invesco Ltd.	64,750	917,507	12.8
ITT, Inc.	4,762	615,917	8.6
Jack Henry & Associates, Inc.	16,273	2,647,454	36.9
James Hardie Industries PLC, CDI	63,480	2,171,416	30.3
Jones Lang LaSalle, Inc.	13,602	2,457,881	34.3
KeyCorp.	1,807	26,183	0.4
Kyndryl Holdings, Inc.	5,349	105,161	1.5
Lamar Advertising Co., Class A	1,035	119,905	1.7
Lattice Semiconductor Corp.	7,351	504,279	7.0
Lockheed Martin Corp.	8,683	4,036,987	56.3
Louisiana-Pacific Corp.	27,319	1,999,478	27.9
Manhattan Associates, Inc.	5,446	1,122,203	15.7
Marathon Oil Corp.	34,933	937,951	13.1
Marvell Technology, Inc.	2,639	173,936	2.4
Masco Corp.	23,415	1,602,757	22.4
Maximus, Inc.	6,942	557,304	7.8
Mettler-Toledo International, Inc.	703	864,479	12.1
MGIC Investment Corp.	52,865	1,072,102	15.0
Monolithic Power Systems, Inc.	1,219	815,913	11.4
MSCI, Inc., Class A	2,131	992,598	13.8
Murphy USA, Inc.	13	5,380	0.1
Nutanix, Inc., Class A	19,013	1,154,089	16.1
NVR, Inc.	189	1,405,943	19.6
OGE Energy Corp.	11,359	393,589	5.5
Oshkosh Corp.	19,217	2,157,493	30.1
Paramount Global, Class B	128,997	1,469,276	20.5
Penske Automotive Group, Inc.	14,318	2,189,365	30.5
Performance Food Group Co.	791	53,693	0.7
Pool Corp.	2,082	754,787	10.5
Post Holdings, Inc.	4,994	530,113	7.4
Primo Water Corp.	10,552	198,735	2.8
Pure Storage, Inc., Class A	23,103	1,164,391	16.2
Qualys, Inc.	6,079	996,409	13.9
Security	Shares	Value	% of Basket Value
United States (continued)
Quanta Services, Inc.	21,494	$5,557,489	77.5%
Reinsurance Group of America, Inc.	25,580	4,783,204	66.7
RH	338	83,503	1.2
ROBLOX Corp., Class A	105,579	3,754,389	52.4
Roche Holding AG	194	51,421	0.7
Roper Technologies, Inc.	249	127,354	1.8
Salesforce, Inc.	6,389	1,718,258	24.0
Service Corp. International	7,724	553,888	7.7
Shell PLC	255,634	9,050,343	126.2
Silicon Laboratories, Inc.	2,464	299,351	4.2
Synaptics, Inc.	325	29,237	0.4
TE Connectivity Ltd.	4,591	649,535	9.1
Teradata Corp.	4,120	152,852	2.1
Teradyne, Inc.	25,585	2,976,047	41.5
TopBuild Corp.	160	64,747	0.9
Trane Technologies PLC	4,514	1,432,473	20.0
Transocean Ltd.	117,784	614,832	8.6
Travelers Cos., Inc.	83,781	17,774,977	247.9
Trex Co., Inc.	15,481	1,370,843	19.1
Tyson Foods, Inc., Class A	247,518	15,011,967	209.4
U.S. Bancorp	3,916	159,107	2.2
Uber Technologies, Inc.	53,981	3,577,321	49.9
UGI Corp.	151,411	3,870,065	54.0
Unum Group	3,490	176,943	2.5
VeriSign, Inc.	8,192	1,388,380	19.4
WeWork, Inc., Class A	1	—	0.0
Xcel Energy, Inc.	37,523	2,016,111	28.1
Xylem, Inc.	7,029	918,690	12.8
Zions Bancorp NA	24,923	1,016,360	14.2
Zoetis, Inc., Class A	9,251	1,473,129	20.5
		195,086,688
Preferred Stocks
Germany
Bayerische Motoren Werke AG	738	75,484	1.1
Total Reference Entity — Long		528,873,593
Reference Entity — Short
Common Stocks
Australia
IDP Education Ltd.	(16,529)	(172,823)	(2.4)
NEXTDC Ltd.	(64,830)	(684,894)	(9.5)
Pilbara Minerals Ltd.	(727,058)	(1,841,242)	(25.7)
		(2,698,959)
Belgium
D’ieteren Group	(26,611)	(5,715,807)	(79.7)
Elia Group SA/NV	(12,804)	(1,228,226)	(17.1)
		(6,944,033)
Bermuda
RenaissanceRe Holdings Ltd.	(5,333)	(1,169,260)	(16.3)
Canada
Alimentation Couche-Tard, Inc.	(23,258)	(1,293,086)	(18.1)
AltaGas Ltd.	(153,504)	(3,373,500)	(47.1)
Canadian Apartment Properties REIT	(17,147)	(532,997)	(7.4)
Capital Power Corp.	(4,590)	(119,635)	(1.7)
Capstone Copper Corp.	(41,017)	(284,708)	(4.0)
Crescent Point Energy Corp.	(21,662)	(192,523)	(2.7)
Fairfax Financial Holdings Ltd.	(2,705)	(2,940,049)	(41.0)
Hydro One Ltd.	(4,659)	(130,326)	(1.8)
Loblaw Cos. Ltd.	(10,775)	(1,179,992)	(16.5)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Metro, Inc.	(56,613)	$(2,892,023)	(40.3)%
National Bank of Canada	(117,101)	(9,393,893)	(131.0)
Parkland Corp.	(1,926)	(59,788)	(0.8)
Peyto Exploration & Development Corp.	(301,001)	(3,362,140)	(46.9)
Quebecor, Inc., Class B	(13,924)	(287,758)	(4.0)
SNC-Lavalin Group, Inc.	(6,940)	(266,112)	(3.7)
TMX Group Ltd.	(28,557)	(755,110)	(10.5)
Toromont Industries Ltd.	(254)	(23,381)	(0.3)
(27,087,021)
China
Prosus NV	(11,646)	(388,209)	(5.4)
SITC International Holdings Co. Ltd.	(1,000)	(2,167)	(0.1)
Wharf Holdings Ltd.	(76,000)	(244,288)	(3.4)
Wilmar International Ltd.	(57,900)	(136,353)	(1.9)
(771,017)
Denmark
Bavarian Nordic A/S	(2,103)	(45,661)	(0.6)
Carlsberg A/S, Class B	(3,320)	(444,582)	(6.2)
Coloplast A/S, Class B	(36,228)	(4,347,140)	(60.6)
Danske Bank A/S	(160,107)	(4,588,956)	(64.0)
GN Store Nord A/S	(6,572)	(176,549)	(2.5)
NKT A/S, Class B	(2,988)	(247,679)	(3.5)
Tryg A/S	(2,616)	(52,018)	(0.7)
(9,902,585)
Finland
Fortum OYJ	(1,427)	(18,725)	(0.3)
Kesko OYJ, B Shares	(16,914)	(287,438)	(4.0)
Neste OYJ	(49,104)	(1,107,070)	(15.4)
Orion OYJ, Class B	(13,791)	(525,705)	(7.3)
Valmet OYJ	(5,326)	(132,922)	(1.9)
(2,071,860)
France
Biomerieux	(11,627)	(1,230,308)	(17.2)
Bollore SE	(514,765)	(3,326,259)	(46.4)
Capgemini SE	(1,419)	(296,891)	(4.1)
Covivio SA/France	(4,108)	(203,580)	(2.8)
Ipsen SA	(1,082)	(131,065)	(1.8)
Kering SA	(7,549)	(2,634,786)	(36.8)
Klepierre SA	(4,110)	(109,904)	(1.5)
Renault SA	(56,819)	(2,801,827)	(39.1)
Sartorius Stedim Biotech	(6,952)	(1,489,764)	(20.8)
Unibail-Rodamco-Westfield	(3,727)	(310,406)	(4.3)
Vivendi SE	(85,180)	(864,725)	(12.1)
(13,399,515)
Germany
AIXTRON SE	(4,865)	(112,539)	(1.6)
Bechtle AG	(12,294)	(590,554)	(8.2)
Carl Zeiss Meditec AG	(704)	(74,118)	(1.0)
Gerresheimer AG	(4,071)	(437,927)	(6.1)
Hannover Rueck SE, Class N	(841)	(207,693)	(2.9)
Hensoldt AG	(39,491)	(1,551,490)	(21.7)
Symrise AG	(4,550)	(485,521)	(6.8)
(3,459,842)
Israel
Bank Hapoalim BM	(126,346)	(1,137,926)	(15.9)
Global-e Online Ltd.	(55,367)	(1,856,455)	(25.9)
ICL Group Ltd.	(155,712)	(730,743)	(10.2)
Security	Shares	Value	% of Basket Value
Israel (continued)
Israel Discount Bank Ltd., Class A	(28,341)	$(145,335)	(2.0)%
Mobileye Global, Inc., Class A	(24,132)	(664,837)	(9.3)
Teva Pharmaceutical Industries Ltd., ADR	(8,317)	(116,854)	(1.6)
(4,652,150)
Italy
Assicurazioni Generali SpA	(5,030)	(122,114)	(1.7)
Banca Monte dei Paschi di Siena SpA	(90,736)	(435,947)	(6.1)
DiaSorin SpA	(1,636)	(164,566)	(2.3)
Eni SpA	(60,837)	(972,750)	(13.6)
Leonardo SpA	(45,977)	(1,051,807)	(14.7)
Nexi SpA	(12,878)	(74,598)	(1.0)
Poste Italiane SpA	(21,235)	(268,599)	(3.7)
(3,090,381)
Japan
Bridgestone Corp.	(25,900)	(1,167,995)	(16.3)
Chiba Bank Ltd.	(17,000)	(146,804)	(2.0)
GLP J-REIT	(75)	(62,333)	(0.9)
Harmonic Drive Systems, Inc.	(12,800)	(326,977)	(4.6)
Ibiden Co. Ltd.	(7,700)	(299,351)	(4.2)
Iida Group Holdings Co. Ltd.	(1,200)	(15,654)	(0.2)
Japan Metropolitan Fund Invest	(537)	(331,406)	(4.6)
Japan Real Estate Investment Corp.	(695)	(2,409,096)	(33.6)
Keisei Electric Railway Co. Ltd.	(33,000)	(1,258,111)	(17.5)
Kintetsu Group Holdings Co. Ltd., Class L	(27,800)	(732,010)	(10.2)
Kyushu Electric Power Co., Inc.	(17,500)	(166,534)	(2.3)
Kyushu Railway Co.	(42,000)	(925,212)	(12.9)
Macnica Holdings, Inc.	(18,400)	(830,292)	(11.6)
MatsukiyoCocokara & Co.	(31,100)	(452,290)	(6.3)
Mercari, Inc.	(4,000)	(47,253)	(0.7)
MinebeaMitsumi, Inc.	(2,300)	(44,005)	(0.6)
Mitsui High-Tec, Inc.	(21,300)	(976,059)	(13.6)
Nippon Building Fund, Inc.	(180)	(702,877)	(9.8)
Nissan Chemical Corp.	(5,700)	(198,780)	(2.8)
Niterra Co. Ltd.	(66,900)	(2,245,404)	(31.3)
Rakuten Bank Ltd.	(900)	(18,681)	(0.3)
Secom Co. Ltd.	(9,200)	(653,443)	(9.1)
SG Holdings Co. Ltd.	(40,600)	(485,948)	(6.8)
Sharp Corp.	(67,200)	(359,956)	(5.0)
SHIFT, Inc.	(200)	(18,884)	(0.3)
Shizuoka Financial Group, Inc.	(15,600)	(148,910)	(2.1)
SMC Corp.	(4,600)	(2,472,273)	(34.5)
Socionext, Inc.	(1,700)	(50,902)	(0.7)
Square Enix Holdings Co. Ltd.	(500)	(18,463)	(0.3)
SUMCO Corp.	(155,900)	(2,384,217)	(33.3)
Taiyo Yuden Co. Ltd.	(400)	(9,577)	(0.1)
Tobu Railway Co. Ltd.	(700)	(14,242)	(0.2)
Tohoku Electric Power Co., Inc.	(50,400)	(398,467)	(5.6)
Tokyo Electric Power Co Holdings, Inc.	(227,600)	(1,451,903)	(20.2)
Tokyo Seimitsu Co. Ltd.	(2,200)	(146,830)	(2.0)
Ulvac, Inc.	(1,800)	(110,231)	(1.5)
Visional, Inc.	(300)	(14,035)	(0.2)
Yamato Holdings Co. Ltd.	(10,700)	(144,594)	(2.0)
Yaskawa Electric Corp.	(7,200)	(303,161)	(4.2)
Yokohama Rubber Co. Ltd.	(11,200)	(299,656)	(4.2)
ZOZO, Inc.	(6,300)	(138,796)	(1.9)
(22,981,612)
Luxembourg
Eurofins Scientific SE	(80,849)	(4,946,415)	(69.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands
Heineken Holding NV	(30,303)	$(2,427,442)	(33.9)%
Heineken NV	(39,467)	(3,825,538)	(53.3)
IMCD NV	(375)	(56,308)	(0.8)
JDE Peet’s NV	(48,758)	(1,080,135)	(15.1)
OCI NV	(27,602)	(739,244)	(10.3)
(8,128,667)
Norway
Orkla ASA	(168,516)	(1,163,480)	(16.2)
Salmar ASA	(13,720)	(875,366)	(12.2)
(2,038,846)
Portugal
Jeronimo Martins SGPS SA	(415)	(8,502)	(0.1)
Singapore
CapitaLand Ascendas REIT	(479,100)	(909,137)	(12.7)
Oversea-Chinese Banking Corp. Ltd.	(392,500)	(4,082,412)	(56.9)
Singapore Exchange Ltd.	(7,300)	(49,881)	(0.7)
(5,041,430)
Spain
Amadeus IT Group SA	(17,037)	(1,076,951)	(15.0)
Banco Bilbao Vizcaya Argentaria SA	(97,022)	(1,044,605)	(14.6)
Cellnex Telecom SA	(50,243)	(1,653,687)	(23.1)
(3,775,243)
Sweden
Beijer Ref AB	(17,689)	(251,970)	(3.5)
Boliden AB	(23,319)	(775,399)	(10.8)
Epiroc AB, Class A	(119,798)	(2,242,616)	(31.3)
Epiroc AB, Class B	(13,702)	(229,813)	(3.2)
EQT AB	(44,009)	(1,203,042)	(16.8)
Evolution Ab	(14,080)	(1,576,460)	(22.0)
Getinge AB, B Shares	(59,316)	(1,262,551)	(17.6)
H & M Hennes & Mauritz AB, B Shares	(85,674)	(1,375,983)	(19.2)
Investment AB Latour, B Shares	(27,889)	(680,808)	(9.5)
Lifco AB, B Shares	(7,098)	(174,208)	(2.4)
Sandvik Ab	(259,219)	(5,235,460)	(73.0)
Skandinaviska Enskilda Banken AB, Class A	(328,571)	(4,357,359)	(60.8)
Skf Ab B Shares, B Shares	(5,129)	(106,513)	(1.5)
Svenska Cellulosa AB SCA, Class B	(80,074)	(1,187,510)	(16.6)
Svenska Handelsbanken AB, A Shares	(149,142)	(1,297,329)	(18.1)
Swedbank AB, A Shares	(66,031)	(1,280,385)	(17.8)
Swedish Orphan Biovitrum AB	(1,231)	(32,231)	(0.4)
(23,269,637)
Switzerland
Bachem Holding AG, Class N	(6,394)	(559,037)	(7.8)
Baloise Holding AG, Class N	(30,178)	(4,595,362)	(64.1)
Clariant AG, Class N, Registered Shares	(2,975)	(44,930)	(0.6)
Helvetia Holding AG, Registered Shares	(10,385)	(1,368,805)	(19.1)
SIG Group AG	(9,573)	(192,836)	(2.7)
Swiss Life Holding AG, Class N, Registered Shares	(10,603)	(7,208,832)	(100.5)
Swiss Prime Site AG, Registered Shares	(1,021)	(95,053)	(1.3)
Swisscom AG, Class N, Registered Shares	(6,272)	(3,467,547)	(48.4)
(17,532,402)
Thailand
Fabrinet	(184)	(31,845)	(0.4)
United Kingdom
Ashtead Group PLC	(205,014)	(14,828,075)	(206.8)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Beazley PLC	(56,372)	$(464,624)	(6.5)%
ConvaTec Group PLC	(184,890)	(572,782)	(8.0)
DS Smith PLC	(176,917)	(767,338)	(10.7)
Howden Joinery Group PLC	(47,391)	(513,884)	(7.2)
HSBC Holdings PLC	(1,957,096)	(16,885,324)	(235.5)
JD Sports Fashion PLC	(1,011,676)	(1,443,158)	(20.1)
Ocado Group PLC	(44,068)	(192,186)	(2.7)
RS Group PLC	(301,229)	(2,749,469)	(38.3)
Taylor Wimpey PLC	(23,506)	(38,369)	(0.5)
(38,455,209)
United States
10X Genomics, Inc., Class A	(6,756)	(197,816)	(2.8)
Affirm Holdings, Inc., Class A	(6,107)	(194,691)	(2.7)
Agree Realty Corp.	(36,865)	(2,109,415)	(29.4)
Air Lease Corp., Class A	(17,698)	(889,148)	(12.4)
Airbnb, Inc., Class A	(3,362)	(533,112)	(7.4)
Albemarle Corp.	(15,316)	(1,842,668)	(25.7)
Ally Financial, Inc.	(41,019)	(1,573,079)	(21.9)
American Electric Power Co., Inc.	(83,241)	(7,161,223)	(99.9)
Amkor Technology, Inc.	(6,997)	(226,353)	(3.2)
Analog Devices, Inc.	(76,691)	(15,384,981)	(214.6)
Antero Midstream Corp.	(61,745)	(854,551)	(11.9)
AppLovin Corp., Class A	(17,166)	(1,211,405)	(16.9)
Asana, Inc., Class A	(10,407)	(154,752)	(2.2)
Ashland, Inc.	(2,801)	(267,019)	(3.7)
Aspen Technology, Inc.	(27,815)	(5,475,939)	(76.4)
ATI, Inc.	(27,850)	(1,662,645)	(23.2)
Avantor, Inc.	(57,387)	(1,390,487)	(19.4)
Ball Corp.	(41,848)	(2,911,365)	(40.6)
Baxter International, Inc.	(14,567)	(588,070)	(8.2)
BJ’s Wholesale Club Holdings, Inc.	(24,841)	(1,855,126)	(25.9)
Boston Scientific Corp.	(53,989)	(3,880,189)	(54.1)
BP PLC	(66,823)	(433,026)	(6.0)
Braze, Inc., Class A	(3,370)	(141,203)	(2.0)
Caesars Entertainment, Inc.	(26,725)	(957,289)	(13.4)
Carlisle Cos., Inc.	(2,735)	(1,061,864)	(14.8)
Cencora, Inc.	(615)	(147,016)	(2.1)
Chesapeake Energy Corp.	(6,732)	(605,072)	(8.4)
Choice Hotels International, Inc.	(849)	(100,403)	(1.4)
Chord Energy Corp.	(16,226)	(2,871,677)	(40.0)
Church & Dwight Co., Inc.	(17,256)	(1,861,750)	(26.0)
Churchill Downs, Inc.	(15,804)	(2,038,716)	(28.4)
Cisco Systems, Inc.	(825,636)	(38,788,379)	(541.0)
Civitas Resources, Inc.	(43,726)	(3,146,523)	(43.9)
Clorox Co.	(394)	(58,261)	(0.8)
Coca-Cola Consolidated, Inc.	(1,659)	(1,370,334)	(19.1)
Columbia Sportswear Co.	(27,360)	(2,178,677)	(30.4)
Copart, Inc.	(287,417)	(15,609,617)	(217.7)
Core & Main, Inc., Class A	(13,878)	(783,691)	(10.9)
Coty, Inc., Class A	(123,233)	(1,409,786)	(19.7)
Crane Co.	(12,212)	(1,709,802)	(23.8)
Dollar General Corp.	(1,269)	(176,632)	(2.5)
Dollar Tree, Inc.	(3,262)	(385,731)	(5.4)
DoubleVerify Holdings, Inc.	(11,801)	(345,769)	(4.8)
Doximity, Inc., Class A	(64,096)	(1,556,892)	(21.7)
Dropbox, Inc., Class A	(27,448)	(635,696)	(8.9)
DT Midstream, Inc.	(907)	(56,415)	(0.8)
Duke Energy Corp.	(2,324)	(228,356)	(3.2)
Dutch Bros, Inc., Class A	(51,326)	(1,445,340)	(20.2)
Eagle Materials, Inc.	(2,201)	(551,813)	(7.7)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Eastman Chemical Co.	(87,275)	$(8,242,251)	(115.0)%
Edison International	(86,012)	(6,112,013)	(85.2)
Edwards Lifesciences Corp.	(8,480)	(718,002)	(10.0)
Endeavor Group Holdings, Inc., Class A	(47,994)	(1,267,522)	(17.7)
Entergy Corp.	(1,435)	(153,071)	(2.1)
Equifax, Inc.	(7,661)	(1,686,876)	(23.5)
Erie Indemnity Co., Class A	(2,360)	(903,078)	(12.6)
Essential Utilities, Inc.	(65,226)	(2,385,967)	(33.3)
Estee Lauder Cos., Inc., Class A	(10,594)	(1,554,246)	(21.7)
Extra Space Storage, Inc.	(17,460)	(2,344,529)	(32.7)
Fifth Third Bancorp	(16,300)	(594,298)	(8.3)
Freshworks, Inc., Class A	(38,181)	(681,531)	(9.5)
Frontier Communications Parent, Inc.	(1,997)	(46,211)	(0.6)
FTAI Aviation Ltd.	(75,900)	(5,328,939)	(74.3)
Graphic Packaging Holding Co.	(107,895)	(2,789,086)	(38.9)
Harley-Davidson, Inc.	(47,748)	(1,642,054)	(22.9)
Hasbro, Inc.	(23,376)	(1,432,949)	(20.0)
Healthcare Realty Trust, Inc.	(17,698)	(251,843)	(3.5)
Hexcel Corp.	(3,963)	(254,464)	(3.5)
Host Hotels & Resorts, Inc.	(1,954)	(36,872)	(0.5)
Howmet Aerospace, Inc.	(107,127)	(7,150,727)	(99.7)
Hyatt Hotels Corp., Class A	(6,612)	(983,799)	(13.7)
Immunovant, Inc.	(2,406)	(66,021)	(0.9)
Interactive Brokers Group, Inc., Class A	(15,808)	(1,819,817)	(25.4)
International Flavors & Fragrances, Inc.	(18,014)	(1,524,885)	(21.3)
Intra-Cellular Therapies, Inc.	(545)	(39,136)	(0.5)
Jacobs Solutions, Inc.	(1,140)	(163,624)	(2.3)
Keurig Dr. Pepper, Inc.	(137,545)	(4,635,266)	(64.6)
KKR & Co., Inc., Class A	(19,432)	(1,808,536)	(25.2)
Kraft Heinz Co.	(262,060)	(10,118,137)	(141.1)
Laboratory Corp. of America Holdings	(10,982)	(2,211,445)	(30.8)
Lantheus Holdings, Inc.	(1,660)	(110,456)	(1.5)
Lear Corp.	(2,043)	(257,152)	(3.6)
Levi Strauss & Co., Class A	(41,527)	(881,203)	(12.3)
LKQ Corp.	(11,506)	(496,254)	(6.9)
Loews Corp.	(8,409)	(631,936)	(8.8)
LyondellBasell Industries NV, Class A	(55,671)	(5,565,430)	(77.6)
MACOM Technology Solutions Holdings, Inc., Class H	(2,646)	(269,760)	(3.8)
MarketAxess Holdings, Inc.	(7,507)	(1,502,076)	(20.9)
Marriott International, Inc., Class A	(15,574)	(3,677,489)	(51.3)
Masimo Corp.	(9,647)	(1,296,653)	(18.1)
Matador Resources Co.	(14,486)	(902,478)	(12.6)
Mueller Industries, Inc.	(67,053)	(3,742,898)	(52.2)
National Storage Affiliates Trust	(59,969)	(2,101,314)	(29.3)
New Fortress Energy, Inc., Class A	(12,283)	(321,815)	(4.5)
Nordson Corp.	(3,950)	(1,019,850)	(14.2)
Omnicom Group, Inc.	(66,737)	(6,195,863)	(86.4)
Onto Innovation, Inc.	(6,206)	(1,151,151)	(16.1)
Oracle Corp.	(141,591)	(16,105,976)	(224.6)
Parsons Corp.	(27,113)	(2,128,642)	(29.7)
Permian Resources Corp.	(185,160)	(3,101,430)	(43.3)
Pinnacle Financial Partners, Inc.	(23,282)	(1,785,729)	(24.9)
PPG Industries, Inc.	(232)	(29,928)	(0.4)
Procore Technologies, Inc.	(20,369)	(1,393,647)	(19.4)
PTC, Inc.	(26,805)	(4,756,279)	(66.3)
Security	Shares	Value	% of Basket Value
United States (continued)
Public Storage	(13,650)	$(3,541,492)	(49.4)%
Qiagen NV, QIAD	(53,538)	(2,225,956)	(31.0)
R1 RCM, Inc.	(18,164)	(223,236)	(3.1)
Raymond James Financial, Inc.	(26,087)	(3,182,614)	(44.4)
Regal Rexnord Corp.	(2,629)	(424,242)	(5.9)
Repligen Corp.	(8,763)	(1,438,885)	(20.1)
Rexford Industrial Realty, Inc.	(3,384)	(144,869)	(2.0)
Robinhood Markets, Inc., Class A	(49,769)	(820,691)	(11.4)
RTX Corp.	(32,461)	(3,295,441)	(46.0)
Ryman Hospitality Properties, Inc.	(7,306)	(770,637)	(10.7)
Samsara, Inc., Class A	(17,404)	(607,922)	(8.5)
SentinelOne, Inc., Class A	(9,850)	(208,130)	(2.9)
Shockwave Medical, Inc.	(523)	(172,689)	(2.4)
Simpson Manufacturing Co., Inc.	(4,107)	(714,166)	(10.0)
Sonoco Products Co.	(3,946)	(221,173)	(3.1)
SouthState Corp.	(82)	(6,207)	(0.1)
SPS Commerce, Inc.	(5,031)	(874,740)	(12.2)
STAG Industrial, Inc.	(6,095)	(209,607)	(2.9)
Take-Two Interactive Software, Inc.	(18,032)	(2,575,150)	(35.9)
Teledyne Technologies, Inc.	(190)	(72,481)	(1.0)
Teleflex, Inc.	(430)	(89,762)	(1.3)
Tenable Holdings, Inc.	(3,911)	(175,878)	(2.5)
Tenaris SA	(20,739)	(342,667)	(4.8)
Tenet Healthcare Corp.	(958)	(107,574)	(1.5)
Thermo Fisher Scientific, Inc.	(5,644)	(3,209,856)	(44.8)
TKO Group Holdings, Inc., Class A	(40,249)	(3,810,373)	(53.1)
Toro Co.	(33,119)	(2,900,893)	(40.5)
Tyler Technologies, Inc.	(1,567)	(723,249)	(10.1)
Valaris Ltd.	(42,520)	(2,766,351)	(38.6)
Valvoline, Inc.	(36,630)	(1,557,508)	(21.7)
Vistra Corp.	(93,284)	(7,074,659)	(98.7)
Vornado Realty Trust	(151,533)	(3,944,404)	(55.0)
Vulcan Materials Co.	(8,672)	(2,234,167)	(31.2)
W.R. Berkley Corp.	(6,060)	(466,438)	(6.5)
Waters Corp.	(6,439)	(1,989,909)	(27.8)
Webster Financial Corp.	(21,021)	(921,350)	(12.8)
West Pharmaceutical Services, Inc.	(425)	(151,929)	(2.1)
Whirlpool Corp.	(23,402)	(2,219,914)	(31.0)
Williams-Sonoma, Inc.	(2,009)	(576,141)	(8.0)
Wyndham Hotels & Resorts, Inc.	(16,251)	(1,194,611)	(16.7)
XPO, Inc.	(8,773)	(942,747)	(13.1)
Zebra Technologies Corp., Class A	(2,724)	(856,861)	(12.0)
(319,379,937)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(9,074)	(805,968)	(11.2)
Sartorius AG	(181)	(54,012)	(0.8)
(859,980)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Rights
Australia
NEXTDC Ltd., (Expires 05/09/24, Strike Price AUD 15.40)	(8,398)	$(7,018)	(0.1)%
Total Reference Entity — Short		(521,703,366)
Net Value of Reference Entity — Bank of America N.A.		$7,170,227
The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/11/24 — 05/08/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Lendlease Corp. Ltd.	9	$37	0.0%
Rio Tinto PLC	73,150	4,893,932	29.5
		4,893,969
Belgium
Liberty Global Ltd., Class C	102,717	1,681,477	10.1
Canada
Nutrien Ltd.	15,172	803,701	4.8
Shopify, Inc., Class A	5,757	406,068	2.5
		1,209,769
China
Yangzijiang Shipbuilding Holdings Ltd.	57,200	73,576	0.5
Denmark
Vestas Wind Systems A/S	13,572	363,554	2.2
France
Thales SA	16,836	2,824,478	17.0
Germany
BioNTech SE, ADR	33,179	2,946,959	17.7
Fresenius Medical Care AG	724	30,426	0.2
Zalando SE	90,662	2,367,448	14.3
		5,344,833
Hong Kong
Futu Holdings Ltd., ADR	26,569	1,708,653	10.3
Prudential PLC	845,183	7,261,349	43.8
Wharf Real Estate Investment Co. Ltd.	40,000	123,912	0.7
		9,093,914
Ireland
Bank of Ireland Group PLC	75,436	803,339	4.9
Israel
Check Point Software Technologies Ltd.	8,735	1,305,184	7.9
Wix.com Ltd.	2,216	263,416	1.6
		1,568,600
Italy
UniCredit SpA	34,464	1,262,626	7.6
Japan
Central Japan Railway Co.	432,200	10,069,996	60.7
Disco Corp.	5,300	1,508,243	9.1
Security	Shares	Value	% of Basket Value
Japan (continued)
GMO Payment Gateway, Inc.	34,000	$1,585,722	9.5%
Hikari Tsushin, Inc.	3,800	628,621	3.8
Hitachi Ltd.	11,100	1,023,086	6.2
Honda Motor Co. Ltd.	976,100	11,303,590	68.1
Keyence Corp.	6,000	2,674,081	16.1
Kurita Water Industries Ltd.	8,100	326,424	2.0
Marubeni Corp.	215,400	3,904,590	23.5
Murata Manufacturing Co. Ltd.	110,700	2,058,090	12.4
Nippon Steel Corp.	58,900	1,342,813	8.1
Nomura Holdings, Inc.	375,600	2,171,217	13.1
Nomura Real Estate Holdings, Inc.	1,000	28,489	0.2
ORIX Corp.	245,300	5,111,720	30.8
Recruit Holdings Co. Ltd.	79,800	3,488,074	21.0
Rohm Co. Ltd.	166,000	2,428,169	14.6
Shimamura Co. Ltd.	1,200	60,208	0.4
Subaru Corp.	2,200	49,068	0.3
Sumitomo Chemical Co. Ltd.	1,784,900	3,888,312	23.4
Sumitomo Electric Industries Ltd.	35,500	554,858	3.3
Unicharm Corp.	26,500	797,975	4.8
		55,003,346
Netherlands
Koninklijke Philips NV	4,074	108,034	0.7
Singapore
Grab Holdings Ltd., Class A	10,317	36,109	0.2
Singapore Telecommunications Ltd.	228,700	397,456	2.4
		433,565
Spain
Acciona SA	192	22,155	0.1
Switzerland
Geberit AG, Class N, Registered Shares	347	186,738	1.1
Kuehne & Nagel International AG, Registered Shares	27,387	7,293,314	43.9
Lonza Group AG, Registered Shares	6,563	3,652,696	22.0
Zurich Insurance Group AG, Class N	1,040	506,178	3.1
		11,638,926
United Kingdom
Compass Group PLC	120,001	3,326,784	20.0
Kingfisher PLC	21,632	66,730	0.4
Rolls-Royce Holdings PLC	1,438,981	7,311,520	44.1
		10,705,034
United States
A O Smith Corp.	28,117	2,329,212	14.0
AbbVie, Inc.	19,126	3,110,653	18.7
Academy Sports & Outdoors, Inc.	10,724	625,209	3.8
Acuity Brands, Inc.	10,460	2,597,218	15.6
Adobe, Inc.	11,324	5,241,087	31.6
Advanced Drainage Systems, Inc.	4,161	653,277	3.9
Advanced Micro Devices, Inc.	10,280	1,628,146	9.8
AECOM	61,268	5,658,713	34.1
AES Corp.	262,849	4,704,997	28.4
Agilent Technologies, Inc.	37,019	5,073,084	30.6
Akamai Technologies, Inc.	110,929	11,196,064	67.5
Alaska Air Group, Inc.	46,485	1,999,785	12.0
Align Technology, Inc.	1,093	308,641	1.9
Alkermes PLC	25,194	618,261	3.7
Alnylam Pharmaceuticals, Inc.	884	127,252	0.8
Altria Group, Inc.	187,973	8,235,097	49.6
Amazon.com, Inc.	145,876	25,528,300	153.8

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Amdocs Ltd.	10,950	$919,691	5.5%
AMETEK, Inc.	9,828	1,716,558	10.3
Amgen, Inc.	1,563	428,168	2.6
Aon PLC, Class A	38,354	10,816,212	65.2
Apple, Inc.	60,956	10,382,636	62.6
Arch Capital Group Ltd.	20,881	1,953,209	11.8
Arrow Electronics, Inc.	93,661	11,957,700	72.1
Atmos Energy Corp.	34,844	4,108,108	24.8
AutoNation, Inc.	7,325	1,180,424	7.1
Avnet, Inc.	36,982	1,807,310	10.9
Axcelis Technologies, Inc.	14,213	1,471,330	8.9
AZEK Co., Inc., Class A	30,130	1,375,133	8.3
Baker Hughes Co., Class A	569,763	18,585,669	112.0
Bank of America Corp.	123,342	4,564,887	27.5
Becton Dickinson & Co.	50,149	11,764,955	70.9
Biogen, Inc.	14,406	3,094,697	18.6
BioMarin Pharmaceutical, Inc.	18,921	1,528,060	9.2
Bio-Rad Laboratories, Inc., Class A	3,146	848,634	5.1
Boise Cascade Co.	2,041	269,963	1.6
Booking Holdings, Inc.	2,164	7,470,193	45.0
Box, Inc., Class A	53,614	1,395,036	8.4
Boyd Gaming Corp.	31,840	1,703,758	10.3
Bristol-Myers Squibb Co.	123,842	5,441,617	32.8
Builders FirstSource, Inc.	10,459	1,912,114	11.5
Bunge Global SA	83,814	8,528,913	51.4
CACI International, Inc., Class A	14,490	5,828,313	35.1
Carnival Corp.	621,903	9,216,602	55.5
Cboe Global Markets, Inc.	501	90,756	0.5
CF Industries Holdings, Inc.	895	70,678	0.4
CH Robinson Worldwide, Inc.	5,291	375,661	2.3
Charter Communications, Inc., Class A	20,341	5,206,076	31.4
Chemed Corp.	439	249,352	1.5
Chevron Corp.	104,904	16,917,868	101.9
Ciena Corp.	30,180	1,395,221	8.4
Cirrus Logic, Inc.	26,472	2,344,625	14.1
Citigroup, Inc.	272,271	16,698,380	100.6
Cloudflare, Inc., Class A	3,262	285,099	1.7
CNH Industrial NV	83,380	950,532	5.7
Coca-Cola Co.	348,136	21,504,361	129.6
Cognex Corp.	64,455	2,677,461	16.1
Colgate-Palmolive Co.	237,410	21,822,727	131.5
Comfort Systems USA, Inc.	376	116,338	0.7
ConocoPhillips	122,784	15,424,126	92.9
Constellium SE	14,159	278,791	1.7
Coterra Energy, Inc.	48,493	1,326,768	8.0
Credit Acceptance Corp.	223	114,560	0.7
CSX Corp.	9,100	302,302	1.8
Curtiss-Wright Corp.	6,125	1,552,198	9.4
CyberArk Software Ltd.	3,152	754,116	4.5
D.R. Horton, Inc.	59,723	8,509,930	51.3
Deckers Outdoor Corp.	2,800	2,291,716	13.8
Dell Technologies, Inc., Class C	42,261	5,267,411	31.7
Delta Air Lines, Inc.	101,701	5,092,169	30.7
Devon Energy Corp.	7,048	360,717	2.2
Domino’s Pizza, Inc.	11,223	5,939,997	35.8
eBay, Inc.	155,399	8,009,264	48.3
Eli Lilly & Co.	29,872	23,333,019	140.6
EMCOR Group, Inc.	4,753	1,697,629	10.2
EOG Resources, Inc.	76,835	10,152,209	61.2
EPAM Systems, Inc.	2,586	608,382	3.7
Equinix, Inc.	21,079	14,989,488	90.3
Etsy, Inc.	62,960	4,323,463	26.1
Security	Shares	Value	% of Basket Value
United States (continued)
Euronet Worldwide, Inc.	401	$41,175	0.2%
Evercore, Inc., Class A	3,170	575,355	3.5
Exact Sciences Corp.	23,145	1,373,656	8.3
Exelixis, Inc.	41,355	970,188	5.8
ExlService Holdings, Inc.	36,467	1,057,543	6.4
Expeditors International of Washington, Inc.	69,063	7,687,403	46.3
Exxon Mobil Corp.	106,272	12,568,789	75.7
F5, Inc.	2,494	412,283	2.5
Fair Isaac Corp.	39	44,200	0.3
First American Financial Corp.	22,720	1,217,110	7.3
First Horizon Corp.	34,917	520,962	3.1
Flex Ltd.	154,623	4,429,949	26.7
Floor & Decor Holdings, Inc., Class A	1,703	187,892	1.1
Flowserve Corp.	74,919	3,533,180	21.3
Ford Motor Co.	74,259	902,247	5.4
Fortinet, Inc.	301,466	19,046,622	114.8
Fortive Corp.	3,923	295,284	1.8
Fortune Brands Innovations, Inc., Class I	69,519	5,081,839	30.6
Fox Corp., Class A	42,483	1,317,398	7.9
Franklin Resources, Inc.	242,331	5,534,840	33.4
Generac Holdings, Inc.	19,770	2,687,929	16.2
General Dynamics Corp.	124,590	35,768,543	215.5
General Motors Co.	37,406	1,665,689	10.0
Gilead Sciences, Inc.	46,665	3,042,558	18.3
GoDaddy, Inc., Class A	80,538	9,856,240	59.4
Graco, Inc.	33,301	2,670,740	16.1
Guidewire Software, Inc.	20,302	2,241,341	13.5
GXO Logistics, Inc.	23,426	1,163,335	7.0
H&R Block, Inc.	9,416	444,718	2.7
Haemonetics Corp.	10,204	938,258	5.7
Halliburton Co.	276,159	10,347,678	62.4
Halozyme Therapeutics, Inc.	16,754	638,327	3.8
Hartford Financial Services Group, Inc.	33,015	3,198,823	19.3
HCA Healthcare, Inc.	22,074	6,838,967	41.2
Holcim AG	107,773	9,096,552	54.8
HP, Inc.	152,685	4,288,922	25.8
HubSpot, Inc.	1,548	936,339	5.6
Incyte Corp.	12,056	627,515	3.8
Installed Building Products, Inc.	4,423	1,042,634	6.3
International Game Technology PLC	40,694	803,300	4.8
International Paper Co.	2,799	97,797	0.6
Invesco Ltd.	667,923	9,464,469	57.0
Ionis Pharmaceuticals, Inc.	17,255	711,941	4.3
ITT, Inc.	12,103	1,565,402	9.4
Jack Henry & Associates, Inc.	2,530	411,606	2.5
Jones Lang LaSalle, Inc.	5,873	1,061,251	6.4
JPMorgan Chase & Co.	4,684	898,110	5.4
KB Home	44,888	2,906,947	17.5
KeyCorp.	2,500	36,225	0.2
Kimberly-Clark Corp.	160,493	21,912,109	132.0
Kinder Morgan, Inc.	39,624	724,327	4.4
Lam Research Corp.	14,710	13,156,771	79.3
Lamar Advertising Co., Class A	12,161	1,408,852	8.5
Lattice Semiconductor Corp.	5,684	389,922	2.3
Lazard, Inc.	2,843	109,456	0.7
Leidos Holdings, Inc.	184,302	25,842,826	155.7
Lennar Corp., Class A	36,514	5,536,253	33.4
Lennox International, Inc.	7,570	3,508,089	21.1
Liberty Media Corp.-Liberty SiriusXM	301	7,242	0.0
Lincoln Electric Holdings, Inc.	371	81,446	0.5
Lockheed Martin Corp.	86,093	40,027,219	241.2
Louisiana-Pacific Corp.	16,496	1,207,342	7.3
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Manhattan Associates, Inc.	6,567	$1,353,196	8.2%
Marathon Oil Corp.	97,271	2,611,726	15.7
Marsh & McLennan Cos., Inc.	15,346	3,060,453	18.4
Masco Corp.	86,214	5,901,348	35.6
Mastercard, Inc., Class A	52,985	23,906,832	144.1
Maximus, Inc.	8,212	659,259	4.0
Medtronic PLC	297,372	23,861,129	143.8
Merck & Co., Inc.	187,512	24,230,301	146.0
MetLife, Inc.	29,150	2,071,982	12.5
Mettler-Toledo International, Inc.	4,524	5,563,163	33.5
MGIC Investment Corp.	17,305	350,945	2.1
MGM Resorts International	168,620	6,650,373	40.1
Micron Technology, Inc.	162,005	18,300,085	110.3
Microsoft Corp.	53,620	20,875,875	125.8
Mohawk Industries, Inc.	13,427	1,548,402	9.3
Molson Coors Beverage Co., Class B	93,811	5,371,618	32.4
Mondelez International, Inc., Class A	166,991	12,013,333	72.4
Monster Beverage Corp.	470,771	25,162,710	151.6
Morningstar, Inc.	3,159	892,891	5.4
Motorola Solutions, Inc.	6,194	2,100,695	12.7
MSCI, Inc., Class A	17,402	8,105,678	48.8
Natera, Inc.	4,330	402,170	2.4
NetApp, Inc.	10,665	1,090,070	6.6
Netflix, Inc.	9,606	5,289,448	31.9
Neurocrine Biosciences, Inc.	2,508	344,950	2.1
Nutanix, Inc., Class A	64,793	3,932,935	23.7
NVIDIA Corp.	21,930	18,947,959	114.2
NVR, Inc.	736	5,474,994	33.0
OGE Energy Corp.	1,885	65,315	0.4
Old Dominion Freight Line, Inc.	16,009	2,908,995	17.5
O’Reilly Automotive, Inc.	2,837	2,874,619	17.3
Otis Worldwide Corp.	144,152	13,146,662	79.2
Ovintiv, Inc.	79,101	4,059,463	24.5
Owens Corning	32,467	5,461,274	32.9
Paramount Global, Class B	305,751	3,482,504	21.0
Penske Automotive Group, Inc.	18,913	2,891,987	17.4
Pentair PLC	478	37,805	0.2
Perrigo Co. PLC	14,832	484,413	2.9
Pfizer, Inc.	491,642	12,595,868	75.9
Philip Morris International, Inc., CDI	131,850	12,517,839	75.4
Pool Corp.	4,438	1,608,908	9.7
Principal Financial Group, Inc.	61,199	4,843,289	29.2
Procter & Gamble Co.	49,439	8,068,445	48.6
PulteGroup, Inc.	77,184	8,599,841	51.8
Pure Storage, Inc., Class A	13,058	658,123	4.0
QUALCOMM, Inc.	97,507	16,171,536	97.4
Qualys, Inc.	15,689	2,571,584	15.5
Regeneron Pharmaceuticals, Inc.	2,369	2,109,974	12.7
Reinsurance Group of America, Inc.	18,064	3,377,787	20.4
RH	7,481	1,848,181	11.1
Robert Half, Inc.	38,944	2,692,588	16.2
Roku, Inc.	41,064	2,367,750	14.3
RPM International, Inc.	34,373	3,674,817	22.1
Sarepta Therapeutics, Inc.	2,795	354,015	2.1
SBA Communications Corp.	70,419	13,106,384	79.0
Schlumberger NV	291,247	13,828,408	83.3
Schneider Electric SE	10,965	2,506,993	15.1
Silicon Laboratories, Inc.	7,369	895,260	5.4
Smartsheet, Inc., Class A	63,628	2,407,047	14.5
Snap, Inc., Class A	84,222	1,267,541	7.6
Spotify Technology SA	30,925	8,672,607	52.3
Security	Shares	Value	% of Basket Value
United States (continued)
Stanley Black & Decker, Inc.	5,236	$478,570	2.9%
Synchrony Financial	14,442	635,159	3.8
Synopsys, Inc.	3,305	1,753,600	10.6
Synovus Financial Corp.	9,702	347,235	2.1
T Rowe Price Group, Inc.	139,822	15,320,297	92.3
Taylor Morrison Home Corp., Class A	53,250	2,982,533	18.0
TD SYNNEX Corp.	17,561	2,069,388	12.5
TE Connectivity Ltd.	6,191	875,903	5.3
Teradata Corp.	30,718	1,139,638	6.9
Teradyne, Inc.	58,595	6,815,770	41.1
Tetra Tech, Inc.	4,561	888,118	5.4
Toll Brothers, Inc.	66,979	7,977,869	48.1
Transocean Ltd.	23,956	125,050	0.8
Trex Co., Inc.	46,299	4,099,776	24.7
TriNet Group, Inc.	7,482	750,968	4.5
Truist Financial Corp.	109,562	4,114,053	24.8
UGI Corp.	88,783	2,269,293	13.7
United Therapeutics Corp.	2,410	564,735	3.4
Unum Group	16,073	814,901	4.9
Valero Energy Corp.	8,021	1,282,317	7.7
Veeva Systems, Inc., Class A	28,008	5,561,269	33.5
VeriSign, Inc.	19,460	3,298,081	19.9
Verisk Analytics, Inc.	21,641	4,716,872	28.4
Vertex Pharmaceuticals, Inc.	7,835	3,077,666	18.5
Visa, Inc., A Shares	53,355	14,331,687	86.4
Waste Connections, Inc.	28,516	4,622,158	27.9
Wayfair, Inc., Class A	28,780	1,443,317	8.7
Westinghouse Air Brake Technologies Corp.	8,056	1,297,660	7.8
Workday, Inc., Class A	12,526	3,065,488	18.5
Workiva, Inc., Class A	26,331	2,074,883	12.5
Xylem, Inc.	9,972	1,303,340	7.9
Zillow Group, Inc., Class C	44,104	1,877,507	11.3
Zions Bancorp NA	1,400	57,092	0.3
Zoetis, Inc., Class A	37,690	6,001,756	36.2
		1,207,366,492
Total Reference Entity — Long		1,314,397,687
Reference Entity — Short
Common Stocks
Australia
APA Group	(36,429)	(196,115)	(1.2)
ASX Ltd.	(67,695)	(2,754,079)	(16.6)
CAR Group Ltd.	(44,209)	(955,303)	(5.7)
Commonwealth Bank of Australia	(20,717)	(1,512,777)	(9.1)
Endeavour Group Ltd.	(400,672)	(1,372,549)	(8.3)
Evolution Mining Ltd.	(45,748)	(117,974)	(0.7)
Goodman Group	(52,596)	(1,058,658)	(6.4)
IDP Education Ltd.	(20,430)	(212,070)	(1.3)
Lottery Corp. Ltd.	(292,122)	(907,142)	(5.5)
NEXTDC Ltd.	(164,918)	(1,743,192)	(10.5)
Pilbara Minerals Ltd.	(558,286)	(1,415,200)	(8.5)
Ramsay Health Care Ltd.	(2,853)	(96,463)	(0.6)
SEEK Ltd.	(2,855)	(44,491)	(0.3)
Treasury Wine Estates Ltd.	(1,183,627)	(9,148,808)	(55.1)
Wesfarmers Ltd.	(65,777)	(2,805,532)	(16.9)
		(24,340,353)
Belgium
Anheuser-Busch InBev SA	(317,020)	(18,998,158)	(114.5)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Bermuda
RenaissanceRe Holdings Ltd.	(30,920)	$(6,779,210)	(40.9)%
Canada
Ivanhoe Mines Ltd., Class A	(69,546)	(947,518)	(5.7)
France
L’Oreal SA	(7,359)	(3,443,797)	(20.7)
Societe Generale SA	(94,696)	(2,551,688)	(15.4)
(5,995,485)
Germany
BASF SE	(68,223)	(3,567,674)	(21.5)
Daimler Truck Holding AG	(25,763)	(1,159,586)	(7.0)
Infineon Technologies AG, Class N	(209,714)	(7,273,856)	(43.8)
Merck KGaA	(17,351)	(2,751,975)	(16.6)
Siemens Healthineers AG	(10,185)	(564,355)	(3.4)
(15,317,446)
Israel
Global-e Online Ltd.	(9,501)	(318,568)	(1.9)
Mobileye Global, Inc., Class A	(40,254)	(1,108,998)	(6.7)
(1,427,566)
Japan
AGC, Inc.	(1,800)	(67,771)	(0.4)
Ajinomoto Co., Inc.	(202,100)	(7,646,990)	(46.1)
Allegro Microsystems, Inc.	(6,101)	(181,139)	(1.1)
Bandai Namco Holdings, Inc.	(64,600)	(1,223,366)	(7.4)
BayCurrent Consulting, Inc.	(2,100)	(45,516)	(0.3)
Bridgestone Corp.	(54,400)	(2,441,832)	(14.7)
Chugai Pharmaceutical Co. Ltd.	(3,300)	(106,957)	(0.6)
Chugoku Electric Power Co., Inc.	(45,400)	(314,773)	(1.9)
Cosmo Energy Holdings Co. Ltd.	(700)	(34,076)	(0.2)
Cosmos Pharmaceutical Corp.	(4,900)	(460,256)	(2.8)
Daifuku Co. Ltd.	(2,000)	(41,714)	(0.3)
Dai-ichi Life Holdings, Inc.	(46,500)	(1,096,122)	(6.6)
Electric Power Development Co. Ltd., Class D	(19,300)	(333,988)	(2.0)
Fast Retailing Co. Ltd.	(1,700)	(452,808)	(2.7)
Fuji Electric Co. Ltd.	(5,100)	(323,029)	(1.9)
FUJIFILM Holdings Corp.	(7,800)	(167,228)	(1.0)
Fujikura Ltd.	(103,900)	(1,816,862)	(11.0)
GLP J-REIT	(2,151)	(1,777,430)	(10.7)
Hamamatsu Photonics KK	(13,200)	(491,290)	(3.0)
Harmonic Drive Systems, Inc.	(2,300)	(58,462)	(0.4)
Hirose Electric Co. Ltd.	(500)	(54,032)	(0.3)
Ibiden Co. Ltd.	(41,700)	(1,609,270)	(9.7)
IHI Corp.	(8,300)	(201,147)	(1.2)
Inpex Corp.	(6,400)	(95,871)	(0.6)
Isetan Mitsukoshi Holdings Ltd., Class L	(52,700)	(754,661)	(4.5)
Japan Airport Terminal Co. Ltd.	(20,200)	(723,119)	(4.4)
Japan Metropolitan Fund Invest	(3,123)	(1,915,568)	(11.5)
Japan Petroleum Exploration Co. Ltd.	(5,500)	(236,386)	(1.4)
Japan Real Estate Investment Corp.	(685)	(2,357,617)	(14.2)
Japan Tobacco, Inc.	(26,500)	(725,860)	(4.4)
Jeol Ltd.	(11,400)	(460,248)	(2.8)
JSR Corp.	(9,300)	(259,877)	(1.6)
Kao Corp.	(2,200)	(90,755)	(0.5)
Kawasaki Heavy Industries Ltd.	(27,100)	(850,873)	(5.1)
KDX Realty Investment Corp.	(3,774)	(3,793,384)	(22.9)
Keisei Electric Railway Co. Ltd.	(12,800)	(483,583)	(2.9)
Kikkoman Corp.	(8,000)	(97,135)	(0.6)
Kintetsu Group Holdings Co. Ltd.	(121,500)	(3,167,909)	(19.1)
Security	Shares	Value	% of Basket Value
Japan (continued)
Kobe Bussan Co. Ltd.	(70,800)	$(1,552,845)	(9.4)%
Kobe Steel Ltd.	(128,500)	(1,597,312)	(9.6)
Kokusai Electric Corp.	(1,300)	(34,940)	(0.2)
Kyushu Electric Power Co., Inc.	(100)	(946)	(0.0)
Kyushu Railway Co.	(68,600)	(1,486,776)	(9.0)
M&A Research Institute Holdings, Inc.	(2,300)	(73,523)	(0.4)
Macnica Holdings, Inc.	(7,600)	(341,112)	(2.1)
Mercari, Inc.	(492,500)	(5,785,673)	(34.9)
MinebeaMitsumi, Inc.	(168,000)	(3,200,833)	(19.3)
MISUMI Group, Inc.	(54,500)	(900,731)	(5.4)
Mitsubishi Corp.	(7,000)	(160,087)	(1.0)
Mitsubishi HC Capital, Inc.	(5,900)	(38,917)	(0.2)
Mitsubishi Motors Corp.	(442,900)	(1,424,030)	(8.6)
Mitsui OSK Lines Ltd.	(153,400)	(4,954,407)	(29.9)
Nippon Building Fund, Inc.	(19)	(72,595)	(0.4)
Nippon Sanso Holdings Corp.	(8,500)	(256,813)	(1.6)
Nippon Yusen KK	(86,600)	(2,501,888)	(15.1)
Nissan Chemical Corp.	(96,600)	(3,354,028)	(20.2)
Niterra Co. Ltd.	(73,900)	(2,465,920)	(14.9)
Nitori Holdings Co. Ltd.	(28,400)	(3,872,804)	(23.3)
Nitto Denko Corp.	(1,000)	(82,686)	(0.5)
Nomura Real Estate Master Fund, Inc.	(700)	(679,349)	(4.1)
Odakyu Electric Railway Co. Ltd.	(14,800)	(169,579)	(1.0)
Olympus Corp.	(97,800)	(1,382,500)	(8.3)
Osaka Gas Co. Ltd.	(23,500)	(531,822)	(3.2)
Rakuten Bank Ltd.	(75,600)	(1,557,261)	(9.4)
Resonac Holdings Corp.	(1,700)	(37,610)	(0.2)
Rohto Pharmaceutical Co. Ltd.	(7,800)	(154,918)	(0.9)
Rorze Corp.	(15,500)	(2,727,118)	(16.4)
Sanrio Co. Ltd.	(23,100)	(396,667)	(2.4)
Secom Co. Ltd.	(19,200)	(1,355,364)	(8.2)
Seibu Holdings, Inc.	(29,800)	(468,219)	(2.8)
Seven & i Holdings Co. Ltd.	(462,000)	(6,071,969)	(36.6)
SG Holdings Co. Ltd.	(133,200)	(1,584,483)	(9.6)
SHIFT, Inc.	(5,800)	(544,878)	(3.3)
Shimano, Inc.	(700)	(113,759)	(0.7)
Shinko Electric Industries Co. Ltd.	(6,100)	(218,147)	(1.3)
Shionogi & Co. Ltd.	(62,600)	(2,977,118)	(17.9)
SMC Corp.	(9,200)	(4,917,787)	(29.6)
Socionext, Inc.	(147,600)	(4,386,133)	(26.4)
SoftBank Corp.	(19,500)	(239,428)	(1.4)
Sony Group Corp.	(48,900)	(4,097,506)	(24.7)
Square Enix Holdings Co. Ltd.	(22,100)	(813,580)	(4.9)
SUMCO Corp.	(421,000)	(6,385,565)	(38.5)
Taiyo Yuden Co. Ltd.	(28,800)	(685,763)	(4.1)
TDK Corp.	(82,100)	(3,731,231)	(22.5)
Terumo Corp.	(36,500)	(630,393)	(3.8)
Tohoku Electric Power Co., Inc.	(56,500)	(441,509)	(2.7)
Tokyo Electric Power Co Holdings, Inc.	(423,100)	(2,675,492)	(16.1)
Tokyo Seimitsu Co. Ltd.	(6,828)	(452,547)	(2.7)
Tokyu Corp.	(18,500)	(221,741)	(1.3)
TOTO Ltd.	(2,500)	(67,661)	(0.4)
Toyo Suisan Kaisha Ltd.	(6,800)	(432,645)	(2.6)
Toyota Motor Corp.	(14,600)	(333,005)	(2.0)
Ulvac, Inc.	(19,532)	(1,188,865)	(7.2)
USS Co. Ltd.	(4,800)	(37,367)	(0.2)
Visional, Inc.	(3,000)	(138,332)	(0.8)
Yamaha Corp.	(2,400)	(50,576)	(0.3)
Yamaha Motor Co. Ltd.	(25,500)	(240,535)	(1.5)
Yamato Holdings Co. Ltd.	(64,900)	(868,708)	(5.2)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yaskawa Electric Corp.	(61,500)	$(2,578,560)	(15.5)%
Zensho Holdings Co. Ltd.	(21,600)	(852,570)	(5.1)
ZOZO, Inc.	(65,800)	(1,442,044)	(8.7)
(129,998,074)
Netherlands
ING Groep NV	(121,893)	(1,923,414)	(11.6)
Norway
Var Energi ASA	(12,329)	(40,413)	(0.3)
Spain
Redeia Corp. SA	(46,892)	(781,955)	(4.7)
Sweden
Autoliv, Inc.	(11,674)	(1,398,428)	(8.5)
Volvo AB, A Shares	(28,770)	(766,625)	(4.6)
(2,165,053)
Switzerland
On Holding AG, Class A	(23,308)	(740,029)	(4.4)
Sandoz Group AG	(131,157)	(4,493,477)	(27.1)
(5,233,506)
Thailand
Fabrinet	(230)	(39,806)	(0.2)
United Kingdom
Abrdn PLC	(148,055)	(267,076)	(1.6)
Berkeley Group Holdings PLC	(4,591)	(266,553)	(1.6)
Diageo PLC	(15,164)	(517,824)	(3.1)
Entain PLC	(582,800)	(5,616,101)	(33.8)
Legal & General Group PLC	(51,909)	(150,507)	(0.9)
Spirax-Sarco Engineering PLC	(2,665)	(289,714)	(1.8)
St James’s Place PLC	(29,931)	(160,106)	(1.0)
WPP PLC	(773,645)	(7,684,208)	(46.3)
(14,952,089)
United States
10X Genomics, Inc., Class A	(1,088)	(31,857)	(0.2)
3M Co.	(44,283)	(4,273,752)	(25.8)
AAON, Inc.	(40,894)	(3,847,716)	(23.2)
Abbott Laboratories	(53,573)	(5,677,131)	(34.2)
Acadia Healthcare Co., Inc.	(21,686)	(1,603,463)	(9.7)
Accenture PLC, Class A	(59,078)	(17,777,161)	(107.1)
Aflac, Inc.	(135,002)	(11,292,917)	(68.0)
AGNC Investment Corp.	(306,544)	(2,804,878)	(16.9)
Agree Realty Corp.	(72,894)	(4,170,995)	(25.1)
Air Lease Corp., Class A	(16,648)	(836,396)	(5.0)
Air Products and Chemicals, Inc.	(2,362)	(558,235)	(3.4)
Airbnb, Inc., Class A	(14,030)	(2,224,737)	(13.4)
Albemarle Corp.	(1,619)	(194,782)	(1.2)
Alexandria Real Estate Equities, Inc.	(23,754)	(2,752,376)	(16.6)
Alight, Inc., Class A	(13,026)	(117,495)	(0.7)
Allstate Corp.	(23,819)	(4,050,659)	(24.4)
Ally Financial, Inc.	(23,294)	(893,325)	(5.4)
Alpha Metallurgical Resources, Inc.	(4,542)	(1,485,779)	(9.0)
Alphabet, Inc., Class C	(4,871)	(801,961)	(4.8)
American Electric Power Co., Inc.	(134,570)	(11,577,057)	(69.8)
American Financial Group, Inc.	(31,686)	(4,047,886)	(24.4)
American International Group, Inc.	(40,932)	(3,082,589)	(18.6)
Amkor Technology, Inc.	(12,213)	(395,091)	(2.4)
Amphenol Corp., Class A	(92,256)	(11,141,757)	(67.1)
Analog Devices, Inc.	(16,460)	(3,302,041)	(19.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Antero Midstream Corp.	(182,763)	$(2,529,440)	(15.2)%
APA Corp.	(229,022)	(7,200,452)	(43.4)
Apellis Pharmaceuticals, Inc.	(116)	(5,126)	(0.0)
API Group Corp.	(153,630)	(5,925,509)	(35.7)
Apollo Global Management, Inc.	(55,638)	(6,030,046)	(36.3)
Apple Hospitality REIT, Inc.	(36,764)	(542,637)	(3.3)
Applied Materials, Inc.	(10,586)	(2,102,909)	(12.7)
Aptiv PLC	(141,442)	(10,042,382)	(60.5)
Asana, Inc., Class A	(1,854)	(27,569)	(0.2)
Aspen Technology, Inc.	(1,289)	(253,765)	(1.5)
Assurant, Inc.	(9,053)	(1,578,843)	(9.5)
ATI, Inc.	(36,887)	(2,202,154)	(13.3)
Automatic Data Processing, Inc.	(45,250)	(10,945,522)	(66.0)
AvalonBay Communities, Inc.	(40,615)	(7,699,386)	(46.4)
Avantor, Inc.	(20,303)	(491,942)	(3.0)
Avery Dennison Corp.	(25,120)	(5,458,074)	(32.9)
Avis Budget Group, Inc.	(27,313)	(2,607,026)	(15.7)
Axalta Coating Systems Ltd.	(4,593)	(144,404)	(0.9)
Ball Corp.	(24,878)	(1,730,762)	(10.4)
Bank OZK	(1,766)	(78,852)	(0.5)
Bath & Body Works, Inc.	(3,983)	(180,908)	(1.1)
Berry Global Group, Inc.	(10,742)	(608,427)	(3.7)
Bill Holdings, Inc.	(7,718)	(481,294)	(2.9)
BJ’s Wholesale Club Holdings, Inc.	(33,781)	(2,522,765)	(15.2)
BorgWarner, Inc.	(62,052)	(2,033,444)	(12.3)
Boston Properties, Inc.	(56,001)	(3,465,902)	(20.9)
Boston Scientific Corp.	(59,886)	(4,304,007)	(25.9)
Bright Horizons Family Solutions, Inc.	(3,457)	(358,525)	(2.2)
Broadcom, Inc.	(15,440)	(20,076,169)	(121.0)
Brown & Brown, Inc.	(40,664)	(3,315,743)	(20.0)
Brown-Forman Corp., Class B	(87,873)	(4,204,723)	(25.3)
Brunswick Corp.	(46,076)	(3,715,569)	(22.4)
Campbell Soup Co.	(228,242)	(10,432,942)	(62.9)
Carrier Global Corp.	(100,803)	(6,198,376)	(37.3)
Casella Waste Systems, Inc., Class A	(48,127)	(4,350,681)	(26.2)
Cava Group, Inc.	(48,650)	(3,499,881)	(21.1)
Celanese Corp., Class A	(46,288)	(7,110,300)	(42.8)
Cheniere Energy, Inc.	(67,309)	(10,622,706)	(64.0)
Chesapeake Energy Corp.	(41,052)	(3,689,754)	(22.2)
Chipotle Mexican Grill, Inc.	(3,196)	(10,098,082)	(60.8)
Chord Energy Corp.	(19,327)	(3,420,492)	(20.6)
Churchill Downs, Inc.	(7,993)	(1,031,097)	(6.2)
Clean Harbors, Inc.	(402)	(76,159)	(0.5)
Coca-Cola Consolidated, Inc.	(794)	(655,844)	(4.0)
Cognizant Technology Solutions Corp., Class A	(237,381)	(15,591,184)	(93.9)
Coherent Corp.	(1,185)	(64,737)	(0.4)
Commerce Bancshares, Inc.	(10,958)	(599,183)	(3.6)
Commercial Metals Co.	(30,248)	(1,625,528)	(9.8)
Confluent, Inc., Class A	(14,109)	(396,745)	(2.4)
Constellation Energy Corp.	(14,084)	(2,618,779)	(15.8)
Cooper Cos, Inc.	(10,051)	(895,142)	(5.4)
Core & Main, Inc., Class A	(49,022)	(2,768,272)	(16.7)
Corning, Inc.	(285,441)	(9,528,021)	(57.4)
Corpay, Inc.	(18,156)	(5,485,654)	(33.1)
CoStar Group, Inc.	(41,687)	(3,815,611)	(23.0)
Crane Co.	(18,146)	(2,540,621)	(15.3)
Crocs, Inc.	(42,592)	(5,297,167)	(31.9)
Crown Castle, Inc.	(30,340)	(2,845,285)	(17.1)
CVS Health Corp.	(122,043)	(8,263,532)	(49.8)
Danaher Corp.	(37,851)	(9,334,814)	(56.2)
Diamondback Energy, Inc.	(25,885)	(5,206,250)	(31.4)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Dick’s Sporting Goods, Inc.	(7,504)	$(1,507,854)	(9.1)%
Dollar General Corp.	(15,682)	(2,182,778)	(13.2)
Dollar Tree, Inc.	(18,552)	(2,193,774)	(13.2)
Dominion Energy, Inc.	(56,307)	(2,870,531)	(17.3)
DraftKings, Inc., Class A	(35,084)	(1,458,091)	(8.8)
Duke Energy Corp.	(43,719)	(4,295,829)	(25.9)
Duolingo, Inc.	(8,625)	(1,947,094)	(11.7)
Dutch Bros, Inc., Class A	(18,983)	(534,561)	(3.2)
Elevance Health, Inc.	(650)	(343,577)	(2.1)
elf Beauty, Inc.	(20,886)	(3,394,602)	(20.5)
Emerson Electric Co.	(53,261)	(5,740,471)	(34.6)
Endeavor Group Holdings, Inc., Class A	(5,797)	(153,099)	(0.9)
Enphase Energy, Inc.	(21,071)	(2,291,682)	(13.8)
Entegris, Inc.	(16,331)	(2,170,717)	(13.1)
EQT Corp.	(163,931)	(6,571,994)	(39.6)
Equifax, Inc.	(7,593)	(1,671,903)	(10.1)
Equitable Holdings, Inc.	(189,861)	(7,007,769)	(42.2)
Equity Residential	(1,145)	(73,738)	(0.4)
Erie Indemnity Co., Class A	(38)	(14,541)	(0.1)
Estee Lauder Cos., Inc., Class A	(23,235)	(3,408,807)	(20.5)
Everest Group Ltd.	(1,713)	(627,660)	(3.8)
Evergy, Inc.	(131,383)	(6,891,038)	(41.5)
Eversource Energy	(15,891)	(963,312)	(5.8)
Extra Space Storage, Inc.	(30,301)	(4,068,818)	(24.5)
Fastenal Co.	(772)	(52,450)	(0.3)
Federal Realty Investment Trust	(5,657)	(589,290)	(3.5)
Fidelity National Information Services, Inc.	(13,771)	(935,326)	(5.6)
Fifth Third Bancorp	(153,014)	(5,578,890)	(33.6)
First Solar, Inc.	(334)	(58,884)	(0.4)
FMC Corp.	(67,465)	(3,981,110)	(24.0)
Freeport-McMoRan, Inc.	(11,014)	(550,039)	(3.3)
Garmin Ltd.	(10,100)	(1,459,147)	(8.8)
GE HealthCare Technologies, Inc.	(108,796)	(8,294,607)	(50.0)
GE Vernova, Inc.	(2,842)	(436,844)	(2.6)
Gen Digital, Inc.	(278,207)	(5,603,089)	(33.8)
General Electric Co.	(21,501)	(3,479,292)	(21.0)
Gentex Corp.	(2,360)	(80,948)	(0.5)
Genuine Parts Co.	(64,120)	(10,080,305)	(60.7)
Gitlab, Inc., Class A	(2,676)	(140,410)	(0.8)
Glacier Bancorp, Inc.	(20,489)	(741,292)	(4.5)
GLOBALFOUNDRIES, Inc.	(1,286)	(62,860)	(0.4)
Globus Medical, Inc., Class A	(1,996)	(99,381)	(0.6)
Goldman Sachs Group, Inc.	(24,023)	(10,250,854)	(61.8)
Goodyear Tire & Rubber Co.	(2,354)	(28,154)	(0.2)
Graphic Packaging Holding Co.	(393,910)	(10,182,573)	(61.4)
Hasbro, Inc.	(38,045)	(2,332,158)	(14.1)
HealthEquity, Inc.	(21,573)	(1,702,325)	(10.3)
HEICO Corp.	(375)	(77,775)	(0.5)
Henry Schein, Inc.	(6,592)	(456,694)	(2.7)
Hilton Worldwide Holdings, Inc.	(71,697)	(14,144,384)	(85.2)
Hubbell, Inc.	(1,119)	(414,612)	(2.5)
Hyatt Hotels Corp., Class A	(23,306)	(3,467,700)	(20.9)
ICON PLC	(292)	(86,981)	(0.5)
Immunovant, Inc.	(5,548)	(152,237)	(0.9)
Ingersoll Rand, Inc.	(3,705)	(345,751)	(2.1)
Insight Enterprises, Inc.	(15,575)	(2,843,528)	(17.1)
Inspire Medical Systems, Inc.	(12,235)	(2,956,710)	(17.8)
Interactive Brokers Group, Inc., Class A	(7,471)	(860,062)	(5.2)
Intercontinental Exchange, Inc.	(88,927)	(11,450,240)	(69.0)
International Business Machines Corp.	(86,651)	(14,401,396)	(86.8)
International Flavors & Fragrances, Inc.	(20,530)	(1,737,864)	(10.5)
Interpublic Group of Cos., Inc.	(222,071)	(6,759,841)	(40.7)
Security	Shares	Value	% of Basket Value
United States (continued)
Intra-Cellular Therapies, Inc.	(5,141)	$(369,175)	(2.2)%
Intuit, Inc.	(3,799)	(2,376,730)	(14.3)
Intuitive Surgical, Inc.	(2,959)	(1,096,665)	(6.6)
Jabil, Inc.	(33,884)	(3,976,626)	(24.0)
Jacobs Solutions, Inc.	(2,136)	(306,580)	(1.8)
Johnson Controls International PLC	(21,974)	(1,429,848)	(8.6)
Kenvue, Inc.	(232,295)	(4,371,792)	(26.3)
Keurig Dr. Pepper, Inc.	(132,982)	(4,481,493)	(27.0)
Kinsale Capital Group, Inc.	(3,251)	(1,180,926)	(7.1)
Kirby Corp.	(1,621)	(176,900)	(1.1)
Kraft Heinz Co.	(35,528)	(1,371,736)	(8.3)
L3Harris Technologies, Inc.	(21,092)	(4,514,743)	(27.2)
Laboratory Corp. of America Holdings	(8,010)	(1,612,974)	(9.7)
Lamb Weston Holdings, Inc.	(73,194)	(6,099,988)	(36.8)
Lantheus Holdings, Inc.	(2,355)	(156,702)	(0.9)
Levi Strauss & Co., Class A	(10,538)	(223,616)	(1.3)
Loews Corp.	(42,907)	(3,224,461)	(19.4)
Lowe’s Cos., Inc.	(9,786)	(2,231,110)	(13.4)
Lululemon Athletica, Inc.	(26,748)	(9,645,329)	(58.1)
Magnolia Oil & Gas Corp., Class A	(6,490)	(162,704)	(1.0)
Markel Group, Inc.	(4,079)	(5,948,814)	(35.8)
MarketAxess Holdings, Inc.	(9,948)	(1,990,495)	(12.0)
Marriott International, Inc., Class A	(22,010)	(5,197,221)	(31.3)
Martin Marietta Materials, Inc.	(28,287)	(16,606,449)	(100.1)
Masimo Corp.	(18,773)	(2,523,279)	(15.2)
Matador Resources Co.	(36,658)	(2,283,793)	(13.8)
Match Group, Inc.	(131,342)	(4,047,960)	(24.4)
McDonald’s Corp.	(93,422)	(25,507,943)	(153.7)
Microchip Technology, Inc.	(146,047)	(13,433,403)	(80.9)
Mid-America Apartment Communities, Inc.	(43,526)	(5,658,380)	(34.1)
MKS Instruments, Inc.	(6,169)	(733,988)	(4.4)
Modine Manufacturing Co.	(6,306)	(584,125)	(3.5)
Monday.com Ltd.	(9,202)	(1,742,215)	(10.5)
Morgan Stanley	(69,249)	(6,290,579)	(37.9)
Mueller Industries, Inc.	(18,821)	(1,050,588)	(6.3)
New Fortress Energy, Inc., Class A	(36,707)	(961,723)	(5.8)
NextEra Energy, Inc.	(135,444)	(9,070,685)	(54.7)
NIKE, Inc., Class B	(10,127)	(934,317)	(5.6)
Norfolk Southern Corp.	(129,193)	(29,755,732)	(179.3)
Northern Trust Corp.	(28,633)	(2,359,073)	(14.2)
Norwegian Cruise Line Holdings Ltd.	(29,491)	(557,970)	(3.4)
Nucor Corp.	(854)	(143,925)	(0.9)
nVent Electric PLC	(10,495)	(756,375)	(4.6)
Occidental Petroleum Corp.	(57,609)	(3,810,259)	(23.0)
Old National Bancorp	(632,034)	(10,453,842)	(63.0)
Omega Healthcare Investors, Inc.	(250,889)	(7,629,534)	(46.0)
Omnicom Group, Inc.	(133,228)	(12,368,887)	(74.5)
ON Semiconductor Corp.	(22,642)	(1,588,563)	(9.6)
OneMain Holdings, Inc.	(31,077)	(1,619,422)	(9.8)
Onto Innovation, Inc.	(7,159)	(1,327,923)	(8.0)
Option Care Health, Inc.	(41,487)	(1,240,046)	(7.5)
Ormat Technologies, Inc.	(16,295)	(1,040,110)	(6.3)
Packaging Corp. of America	(283)	(48,953)	(0.3)
Parsons Corp.	(8,408)	(660,112)	(4.0)
Paychex, Inc.	(76,381)	(9,074,827)	(54.7)
Paycom Software, Inc.	(14,073)	(2,645,443)	(15.9)
Paylocity Holding Corp.	(33,914)	(5,262,096)	(31.7)
PepsiCo, Inc.	(57,866)	(10,179,208)	(61.3)
Permian Resources Corp.	(678,222)	(11,360,218)	(68.5)
PG&E Corp.	(252,009)	(4,311,874)	(26.0)
Phillips 66	(22,204)	(3,179,835)	(19.2)
Pinnacle Financial Partners, Inc.	(5,945)	(455,981)	(2.7)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Planet Fitness, Inc., Class A	(52,330)	$(3,131,427)	(18.9)%
Polaris, Inc.	(74,116)	(6,311,719)	(38.0)
Primerica, Inc.	(2,711)	(574,352)	(3.5)
Procore Technologies, Inc.	(21,455)	(1,467,951)	(8.8)
PTC, Inc.	(40,351)	(7,159,881)	(43.1)
PVH Corp.	(24,683)	(2,685,510)	(16.2)
Qorvo, Inc.	(4,463)	(521,457)	(3.1)
Quest Diagnostics, Inc.	(20,960)	(2,896,253)	(17.5)
Radian Group, Inc.	(5,825)	(173,993)	(1.0)
Rambus, Inc.	(5,873)	(321,958)	(1.9)
Raymond James Financial, Inc.	(7,083)	(864,126)	(5.2)
RBC Bearings, Inc.	(8,292)	(2,027,809)	(12.2)
Republic Services, Inc.	(18,115)	(3,472,645)	(20.9)
Revvity, Inc.	(4,823)	(494,213)	(3.0)
Robinhood Markets, Inc., Class A	(2,145)	(35,371)	(0.2)
Roivant Sciences Ltd.	(58,229)	(634,696)	(3.8)
Ryan Specialty Holdings, Inc., Class A	(54,908)	(2,709,161)	(16.3)
Ryman Hospitality Properties, Inc.	(2,013)	(212,331)	(1.3)
SEI Investments Co.	(3,018)	(199,037)	(1.2)
Selective Insurance Group, Inc.	(5,817)	(591,298)	(3.6)
SharkNinja, Inc.	(92,468)	(5,943,843)	(35.8)
Shift4 Payments, Inc., Class A	(14,993)	(867,495)	(5.2)
Shockwave Medical, Inc.	(3,863)	(1,275,524)	(7.7)
Simpson Manufacturing Co., Inc.	(1,039)	(180,672)	(1.1)
Skechers USA, Inc., Class A	(49,718)	(3,283,874)	(19.8)
SLM Corp.	(12,515)	(265,193)	(1.6)
SolarEdge Technologies, Inc.	(4,602)	(269,907)	(1.6)
Solventum Corp.	(3,295)	(214,208)	(1.3)
Southern Co.	(73,260)	(5,384,610)	(32.4)
SouthState Corp.	(79,781)	(6,039,422)	(36.4)
STAG Industrial, Inc.	(2,748)	(94,504)	(0.6)
Starbucks Corp.	(77,966)	(6,899,211)	(41.6)
Stellantis NV	(7,754)	(171,210)	(1.0)
Summit Materials, Inc., Class A	(83,505)	(3,248,344)	(19.6)
Sun Communities, Inc.	(20,098)	(2,237,309)	(13.5)
Super Micro Computer, Inc.	(6,750)	(5,796,900)	(34.9)
Swiss Re AG	(49,776)	(5,455,446)	(32.9)
Take-Two Interactive Software, Inc.	(30,691)	(4,382,982)	(26.4)
Teledyne Technologies, Inc.	(535)	(204,092)	(1.2)
Teleflex, Inc.	(6,789)	(1,417,204)	(8.5)
Tenable Holdings, Inc.	(47,476)	(2,134,996)	(12.9)
Texas Instruments, Inc.	(168,928)	(29,802,278)	(179.6)
Timken Co.	(64,554)	(5,759,508)	(34.7)
TKO Group Holdings, Inc., Class A	(37,701)	(3,569,154)	(21.5)
T-Mobile U.S., Inc.	(115,734)	(19,000,051)	(114.5)
Toro Co.	(9,809)	(859,170)	(5.2)
Trade Desk, Inc., Class A	(7,643)	(633,223)	(3.8)
Tradeweb Markets, Inc., Class A	(26,158)	(2,660,530)	(16.0)
TransDigm Group, Inc.	(3,114)	(3,886,365)	(23.4)
UDR, Inc.	(178,988)	(6,815,863)	(41.1)
United Bankshares, Inc.	(38,611)	(1,253,313)	(7.6)
United Parcel Service, Inc., Class B	(13,828)	(2,039,353)	(12.3)
United Rentals, Inc.	(10,548)	(7,045,958)	(42.5)
UnitedHealth Group, Inc.	(22,047)	(10,664,134)	(64.3)
Valaris Ltd.	(34,544)	(2,247,433)	(13.5)
Valley National Bancorp	(45,055)	(315,836)	(1.9)
Ventas, Inc.	(118,925)	(5,265,999)	(31.7)
Vertiv Holdings Co., Class A	(34,724)	(3,229,332)	(19.5)
VICI Properties, Inc.	(85,550)	(2,442,452)	(14.7)
Vontier Corp.	(8,173)	(332,069)	(2.0)
Security	Shares	Value	% of Basket Value
United States (continued)
Voya Financial, Inc.	(41,022)	$(2,796,059)	(16.8)%
Walgreens Boots Alliance, Inc.	(203,106)	(3,601,069)	(21.7)
Webster Financial Corp.	(23,483)	(1,029,260)	(6.2)
Wells Fargo & Co.	(170,899)	(10,137,729)	(61.1)
Welltower, Inc.	(9,722)	(926,312)	(5.6)
Western Alliance Bancorp	(37,121)	(2,109,586)	(12.7)
Weyerhaeuser Co.	(13,915)	(419,816)	(2.5)
Whirlpool Corp.	(4,799)	(455,233)	(2.7)
Williams Cos., Inc.	(162,233)	(6,223,258)	(37.5)
WP Carey, Inc.	(193,658)	(10,620,205)	(64.0)
Wyndham Hotels & Resorts, Inc.	(31,419)	(2,309,611)	(13.9)
XPO, Inc.	(3,564)	(382,987)	(2.3)
Zebra Technologies Corp., Class A	(2,493)	(784,198)	(4.7)
Zimmer Biomet Holdings, Inc.	(97,112)	(11,680,631)	(70.4)
ZoomInfo Technologies, Inc., Class A	(47,500)	(753,350)	(4.5)
(1,068,839,116)
Rights
Australia
NEXTDC Ltd., (Expires 05/09/24, Strike Price AUD 15.40)	(27,486)	(22,969)	(0.1)
Total Reference Entity — Short		(1,297,802,131)
Net Value of Reference Entity — Barclays Bank PLC		$16,595,556
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/11/24 — 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AUB Group Ltd.	35,823	$646,768	(11.6)%
Charter Hall Retail REIT	13,978	29,826	(0.5)
Collins Foods Ltd.	158,574	1,013,311	(18.2)
Eagers Automotive Ltd.	3,467	27,929	(0.5)
IRESS Ltd.	225,023	1,224,635	(21.9)
Magellan Financial Group Ltd.	131,737	744,663	(13.4)
Perpetual Ltd.	4,135	62,869	(1.1)
SmartGroup Corp. Ltd.	489,376	2,987,286	(53.5)
		6,737,287
Austria
ams-OSRAM AG	708,487	856,869	(15.4)
Belgium
Etablissements Franz Colruyt NV	88,980	4,115,558	(73.7)
Canada
AbCellera Biologics, Inc.	151,530	572,783	(10.2)
ADENTRA, Inc.	25,192	782,777	(14.0)
Birchcliff Energy Ltd.	1,887,814	7,797,227	(139.7)
First Majestic Silver Corp.	37,226	249,373	(4.5)
International Petroleum Corp.	63,219	809,526	(14.5)
Torex Gold Resources, Inc.	86,772	1,228,571	(22.0)
		11,440,257

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France
ARGAN SA	10,908	$855,809	(15.3)%
Coface SA	5,392	83,380	(1.5)
SPIE SA	214,533	7,786,793	(139.5)
		8,725,982
Germany
ProSiebenSat.1 Media SE	9,054	70,655	(1.3)
Suedzucker AG	2,862	41,033	(0.7)
		111,688
Iraq
Gulf Keystone Petroleum Ltd.	1,200,796	1,747,872	(31.3)
Ireland
Cimpress PLC	25,721	2,193,230	(39.3)
Keywords Studios PLC	25,301	357,007	(6.4)
		2,550,237
Italy
OVS SpA	21,982	57,696	(1.0)
Japan
Bank of Nagoya Ltd.	2,100	93,727	(1.7)
Canon Electronics, Inc.	7,600	108,793	(1.9)
Canon Marketing Japan, Inc.	59,800	1,673,268	(30.0)
Cellebrite Di Ltd.	152,869	1,652,514	(29.6)
Daiseki Co. Ltd.	2,500	47,512	(0.8)
Earth Corp.	12,400	351,487	(6.3)
Fujitsu General Ltd.	321,000	4,203,424	(75.3)
Furuno Electric Co. Ltd.	36,400	491,558	(8.8)
Fuyo General Lease Co. Ltd.	600	51,456	(0.9)
INFRONEER Holdings, Inc.	552,100	4,969,116	(89.0)
Iyogin Holdings, Inc.	57,700	448,249	(8.0)
Japan Aviation Electronics Industry Ltd.	1,700	27,278	(0.5)
JBCC Holdings, Inc.	7,900	170,087	(3.0)
Juroku Financial Group, Inc.	2,400	72,084	(1.3)
Kinden Corp.	147,300	2,863,581	(51.3)
Kobayashi Pharmaceutical Co., Ltd.	167,700	6,006,812	(107.6)
Koei Tecmo Holdings Co. Ltd.	18,200	169,705	(3.0)
Kura Sushi, Inc.	1,100	34,144	(0.6)
Makino Milling Machine Co. Ltd.	21,000	857,499	(15.4)
Medipal Holdings Corp.	107,500	1,711,884	(30.7)
Miura Co. Ltd.	14,200	223,973	(4.0)
Nichiha Corp.	20,000	474,904	(8.5)
Nippon Shokubai Co. Ltd.	43,000	416,262	(7.5)
Nipro Corp.	17,500	141,590	(2.5)
OBIC Business Consultants Co. Ltd.	30,200	1,254,608	(22.5)
Open House Group Co. Ltd.	15,000	462,444	(8.3)
Organo Corp.	6,000	280,221	(5.0)
Persol Holdings Co. Ltd.	3,413,300	4,808,159	(86.1)
San-A Co. Ltd.	52,000	1,589,998	(28.5)
Sanyo Special Steel Co. Ltd.	28,800	396,445	(7.1)
Ship Healthcare Holdings, Inc.	142,200	2,152,938	(38.6)
Sumitomo Rubber Industries Ltd.	694,800	8,585,453	(153.8)
Takasago Thermal Engineering Co. Ltd.	18,700	638,634	(11.4)
Toda Corp.	77,700	516,554	(9.2)
Token Corp.	13,800	964,134	(17.3)
Tomy Co. Ltd.	2,000	31,978	(0.6)
Tsumura & Co.	3,600	86,748	(1.6)
UACJ Corp.	114,500	3,560,637	(63.8)
Security	Shares	Value	% of Basket Value
Japan (continued)
UBE Corp.	7,300	$133,457	(2.4)%
Zeon Corp.	177,500	1,798,399	(32.2)
		54,521,714
Luxembourg
APERAM SA	35,650	1,034,618	(18.5)
Monaco
Scorpio Tankers, Inc.	1,485	104,485	(1.9)
Netherlands
Aalberts NV	29,957	1,421,715	(25.4)
CTP NV	1,586	27,031	(0.5)
SBM Offshore NV	403,600	5,950,901	(106.6)
		7,399,647
New Zealand
Fisher & Paykel Healthcare Corp. Ltd., Class C	4,308	71,720	(1.3)
Norway
SpareBank 1 SMN	3,948	52,470	(0.9)
Portugal
NOS SGPS SA	89,124	309,435	(5.6)
Singapore
UOL Group Ltd.	332,300	1,421,715	(25.5)
Venture Corp. Ltd.	56,500	599,852	(10.7)
		2,021,567
Spain
Atlantica Sustainable Infrastructure PLC	265,662	5,199,005	(93.1)
Sweden
AAK AB	1,098	28,478	(0.5)
Lagercrantz Group AB, B Shares	2,586	38,272	(0.7)
Scandic Hotels Group AB	183,831	974,984	(17.4)
SSAB AB, B Shares	35,343	199,645	(3.6)
		1,241,379
Switzerland
Accelleron Industries AG	680	26,562	(0.5)
United Kingdom
AJ Bell PLC	326,664	1,312,141	(23.5)
Babcock International Group PLC	30,053	190,910	(3.4)
Dowlais Group PLC	3,781,649	3,800,841	(68.1)
Greggs PLC	211,084	7,058,964	(126.4)
Lancashire Holdings Ltd.	104,215	789,582	(14.2)
Renew Holdings PLC	14,240	169,017	(3.0)
Serica Energy PLC	939,602	2,149,800	(38.5)
		15,471,255
United States
1-800-Flowers.com, Inc., Class A	16,352	148,313	(2.7)
Accel Entertainment, Inc.	92,046	988,574	(17.7)
Acushnet Holdings Corp.	43,151	2,631,348	(47.1)
Agilysys, Inc.	13,627	1,131,722	(20.3)
Alexander’s, Inc.	1,035	218,965	(3.9)
Alkami Technology, Inc.	18,325	441,083	(7.9)
Amalgamated Financial Corp.	3,677	90,234	(1.6)
Ambac Financial Group, Inc.	96,514	1,394,627	(25.0)
Ambarella, Inc.	66,618	3,062,429	(54.9)
American Vanguard Corp.	32,851	374,173	(6.7)
America’s Car-Mart, Inc.	30,418	1,741,126	(31.2)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Anywhere Real Estate, Inc.	80,968	$393,504	(7.0)%
Apogee Enterprises, Inc.	12,154	750,874	(13.4)
Argan, Inc.	40,440	2,436,914	(43.6)
Arlo Technologies, Inc.	77,675	961,617	(17.2)
AtriCure, Inc.	143,315	3,456,758	(61.9)
BancFirst Corp.	1,684	150,162	(2.7)
Bandwidth, Inc., Class A	156,055	2,840,201	(50.9)
Beazer Homes USA, Inc.	107,865	3,023,456	(54.2)
Black Hills Corp.	316,504	17,376,070	(311.2)
Blue Bird Corp.	17,994	592,992	(10.6)
BlueLinx Holdings, Inc.	26,516	2,908,010	(52.1)
Brightsphere Investment Group, Inc.	58,089	1,291,899	(23.1)
Cable One, Inc.	9,921	3,907,386	(70.0)
Century Communities, Inc.	32,651	2,589,877	(46.4)
Chegg, Inc.	213,252	1,102,513	(19.7)
Chuy’s Holdings, Inc.	1,343	39,565	(0.7)
Clear Secure, Inc., Class A	347,687	6,074,092	(108.8)
Clearwater Analytics Holdings, Inc., Class A	28,815	454,701	(8.1)
Clearwater Paper Corp.	683	30,762	(0.6)
CNA Financial Corp.	2,498	109,762	(2.0)
Columbus McKinnon Corp.	11,758	485,253	(8.7)
CommVault Systems, Inc.	103,979	10,654,728	(190.8)
Comstock Resources, Inc.	149,514	1,504,111	(26.9)
Construction Partners, Inc., Class A	23,363	1,206,465	(21.6)
Corcept Therapeutics, Inc.	210,154	4,900,791	(87.8)
Coursera, Inc.	599,536	6,127,258	(109.8)
Credo Technology Group Holding Ltd.	248,790	4,445,877	(79.6)
CRH PLC	86,471	6,694,585	(119.9)
CSG Systems International, Inc.	30,187	1,426,034	(25.5)
Customers Bancorp, Inc.	10,248	468,026	(8.4)
Delek U.S. Holdings, Inc.	110,665	3,024,474	(54.2)
Deluxe Corp.	68,974	1,362,237	(24.4)
Diebold Nixdorf, Inc.	67,224	2,128,312	(38.1)
Dime Community Bancshares, Inc.	1,009	18,364	(0.3)
DNOW, Inc.	188,484	2,659,509	(47.6)
Donnelley Financial Solutions, Inc.	26,063	1,636,235	(29.3)
Dream Finders Homes, Inc., Class A	39,385	1,398,168	(25.0)
Driven Brands Holdings, Inc.	74,387	1,065,966	(19.1)
EnerSys	57,102	5,164,876	(92.5)
Ennis, Inc.	27,339	544,046	(9.7)
Enovis Corp.	79,752	4,404,703	(78.9)
Everi Holdings, Inc.	285,846	2,335,362	(41.8)
eXp World Holdings, Inc.	157,550	1,569,198	(28.1)
Federated Hermes, Inc., Class B	15,813	519,457	(9.3)
Figs, Inc., Class A	455,564	2,327,932	(41.7)
First Foundation, Inc.	39,136	214,465	(3.8)
Forestar Group, Inc.	16,144	500,303	(9.0)
Forward Air Corp.	151,639	3,339,091	(59.8)
Franklin Covey Co.	5,757	224,178	(4.0)
Frontdoor, Inc.	285,557	8,763,744	(157.0)
Fulgent Genetics, Inc.	126,752	2,579,403	(46.2)
GATX Corp.	76,614	9,374,489	(167.9)
Gibraltar Industries, Inc.	21,787	1,556,899	(27.9)
G-III Apparel Group Ltd.	12,522	352,494	(6.3)
Global Industrial Co.	1,845	71,051	(1.3)
Gray Television, Inc.	38,212	219,719	(3.9)
Greif, Inc., Class A	7,309	447,896	(8.0)
Griffon Corp.	42,392	2,777,524	(49.8)
Grocery Outlet Holding Corp.	53,552	1,390,745	(24.9)
Group 1 Automotive, Inc.	23,497	6,908,588	(123.7)
Guardant Health, Inc.	509,251	9,166,518	(164.2)
Guess?, Inc.	122,499	3,280,523	(58.8)
Security	Shares	Value	% of Basket Value
United States (continued)
Gulfport Energy Corp.	33,923	$5,383,919	(96.4)%
HCI Group, Inc.	4,467	510,042	(9.1)
Health Catalyst, Inc.	29,219	181,742	(3.3)
Healthcare Services Group, Inc.	22,872	242,901	(4.4)
Heidrick & Struggles International, Inc.	872	25,707	(0.5)
Helen of Troy Ltd.	45,519	4,220,066	(75.6)
Hims & Hers Health, Inc., Class A	50,752	635,923	(11.4)
Huron Consulting Group, Inc.	30,719	2,864,240	(51.3)
Hyster-Yale Materials Handling, Inc., Class A	5,929	347,262	(6.2)
ICU Medical, Inc.	47,384	4,639,841	(83.1)
IDT Corp., Class B	760	27,010	(0.5)
Intapp, Inc.	47,362	1,464,433	(26.2)
Integral Ad Science Holding Corp.	112,972	1,083,401	(19.4)
International Seaways, Inc.	99,138	5,481,340	(98.2)
Iridium Communications, Inc.	323,742	9,968,016	(178.5)
JELD-WEN Holding, Inc.	137,929	2,827,545	(50.6)
Kadant, Inc.	24,790	6,787,254	(121.6)
Karat Packaging, Inc.	2,236	60,596	(1.1)
Kforce, Inc.	1,528	94,369	(1.7)
Kodiak Gas Services, Inc.	122,220	3,321,940	(59.5)
Kohl’s Corp.	220,367	5,275,586	(94.5)
Korn Ferry	36,281	2,202,982	(39.5)
Landsea Homes Corp.	60,642	700,415	(12.5)
Legalzoom.com, Inc.	99,039	1,183,516	(21.2)
Leggett & Platt, Inc.	282,861	5,111,298	(91.6)
LivaNova PLC	80,054	4,463,010	(79.9)
LiveRamp Holdings, Inc.	130,690	4,196,456	(75.2)
Lovesac Co.	12,969	287,652	(5.2)
M/I Homes, Inc.	59,244	6,885,338	(123.3)
Manitowoc Co., Inc.	44,083	533,404	(9.6)
Marcus Corp.	95,193	1,241,317	(22.2)
MaxLinear, Inc.	37,457	778,731	(13.9)
Methode Electronics, Inc.	43,266	527,413	(9.4)
MGP Ingredients, Inc.	23,267	1,825,063	(32.7)
Midland States Bancorp, Inc.	1,733	37,953	(0.7)
Minerals Technologies, Inc.	38,853	2,831,995	(50.7)
Moog, Inc., Class A	20,789	3,306,906	(59.2)
N-able, Inc.	74,077	908,184	(16.3)
Nabors Industries Ltd.	35,724	2,573,200	(46.1)
National Research Corp., Class A	18,137	621,192	(11.1)
NETGEAR, Inc.	32,349	478,118	(8.6)
NetScout Systems, Inc.	96,728	1,862,981	(33.4)
Nevro Corp.	121,144	1,281,704	(23.0)
New Jersey Resources Corp.	156,408	6,833,466	(122.4)
NMI Holdings, Inc., Class A	32,258	995,482	(17.8)
Novocure Ltd.	241,126	2,951,382	(52.9)
OceanFirst Financial Corp.	109,932	1,622,596	(29.1)
Oil States International, Inc.	135,382	540,174	(9.7)
Oil-Dri Corp. of America	1,240	85,870	(1.5)
Omnicell, Inc.	102,021	2,735,183	(49.0)
ON24, Inc.	80,339	529,434	(9.5)
Orthofix Medical, Inc.	109,992	1,429,896	(25.6)
OSI Systems, Inc.	670	88,065	(1.6)
Pacira BioSciences, Inc.	3,513	92,216	(1.7)
Pactiv Evergreen, Inc.	211,881	3,229,066	(57.8)
Palomar Holdings, Inc.	5,148	404,993	(7.3)
Pegasystems, Inc.	30,651	1,821,282	(32.6)
Penn Entertainment, Inc.	742,936	12,288,161	(220.1)
Perella Weinberg Partners, Class A	150,812	2,250,115	(40.3)
PetIQ, Inc., Class A	54,434	888,363	(15.9)
Phibro Animal Health Corp., Class A	53,813	898,677	(16.1)
Phinia, Inc.	1,950	76,050	(1.4)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Phreesia, Inc.	1,587	$32,914	(0.6)%
Portillo’s, Inc., Class A	4,452	54,582	(1.0)
PRA Group, Inc.	41,564	988,808	(17.7)
Premier Financial Corp.	2,968	57,520	(1.0)
Prestige Consumer Healthcare, Inc.	24,184	1,735,444	(31.1)
PROG Holdings, Inc.	257,364	8,554,779	(153.2)
Progress Software Corp.	30,262	1,507,653	(27.0)
Proto Labs, Inc.	10,028	305,653	(5.5)
PubMatic, Inc., Class A	37,282	836,608	(15.0)
Q2 Holdings, Inc.	28,561	1,467,750	(26.3)
QuidelOrtho Corp.	1,077	43,672	(0.8)
RLI Corp.	191	26,998	(0.5)
SEMrush Holdings, Inc., Class A	119,823	1,466,634	(26.3)
Semtech Corp.	113,638	4,275,062	(76.6)
SIGA Technologies, Inc.	45,158	396,487	(7.1)
SkyWest, Inc.	1,552	113,343	(2.0)
SMART Global Holdings, Inc.	51,744	945,363	(16.9)
SolarWinds Corp.	46,377	511,075	(9.2)
Sonic Automotive, Inc., Class A	2,141	123,835	(2.2)
Sonos, Inc.	251,101	4,243,607	(76.0)
Spire, Inc.	112,841	6,972,445	(124.9)
Squarespace, Inc., Class A	94,965	3,310,480	(59.3)
Sterling Infrastructure, Inc.	7,285	740,156	(13.3)
Sunrun, Inc.	3,147	32,383	(0.6)
Supernus Pharmaceuticals, Inc.	13,182	396,778	(7.1)
Teladoc Health, Inc.	1,066,661	13,599,928	(243.6)
TTEC Holdings, Inc.	37,321	271,697	(4.9)
TTM Technologies, Inc.	200,037	2,986,552	(53.5)
Under Armour, Inc., Class A	655,074	4,408,648	(79.0)
Unitil Corp.	819	41,720	(0.7)
Universal Insurance Holdings, Inc.	2,258	44,076	(0.8)
Universal Technical Institute, Inc.	220,812	3,360,759	(60.2)
Upbound Group, Inc.	158,140	4,903,921	(87.8)
Upwork, Inc.	261,267	3,056,824	(54.8)
Veradigm, Inc.	53,524	427,657	(7.7)
Viad Corp.	13,662	471,066	(8.4)
Viasat, Inc.	92,767	1,475,923	(26.4)
Viavi Solutions, Inc.	473,605	3,741,480	(67.0)
Victory Capital Holdings, Inc., Class A	40,313	2,050,319	(36.7)
Virtu Financial, Inc., Class A	2,435	52,840	(0.9)
Vishay Precision Group, Inc.	8,488	280,104	(5.0)
Visteon Corp.	791	87,508	(1.6)
Vita Coco Co., Inc.	21,791	528,214	(9.5)
Vital Farms, Inc.	24,786	663,273	(11.9)
Wabash National Corp.	16,716	386,307	(6.9)
WD-40 Co.	20,311	4,592,926	(82.3)
Weave Communications, Inc.	144,152	1,540,985	(27.6)
Wolfspeed, Inc.	47,242	1,276,951	(22.9)
World Kinect Corp.	189,331	4,449,278	(79.7)
Yext, Inc.	3,685	20,231	(0.4)
Zeta Global Holdings Corp., Class A	288,635	3,567,529	(63.9)
ZipRecruiter, Inc., Class A	4,767	49,005	(0.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Zumiez, Inc.	5,055	$86,946	(1.6)%
Zuora, Inc., Class A	29,150	287,419	(5.1)
		418,845,853
Total Reference Entity — Long		542,643,156
Reference Entity — Short
Common Stocks
Australia
ALS Ltd.	(65,142)	(542,165)	9.7
APM Human Services International Ltd.	(131,638)	(102,263)	1.8
ARB Corp. Ltd.	(22,340)	(545,979)	9.8
Atlas Arteria Ltd.	(30,380)	(102,066)	1.8
Bank of Queensland Ltd.	(246,766)	(970,473)	17.4
Bellevue Gold Ltd.	(2,112,550)	(2,376,195)	42.6
Brickworks Ltd.	(58,519)	(1,003,362)	18.0
Capricorn Metals Ltd.	(222,196)	(700,260)	12.5
Champion Iron Ltd.	(106,602)	(481,187)	8.6
Corporate Travel Management Ltd.	(73,540)	(717,290)	12.8
De Grey Mining Ltd.	(921,342)	(763,218)	13.7
Deep Yellow Ltd.	(223,899)	(205,669)	3.7
EVT Ltd.	(16,083)	(122,537)	2.2
GUD Holdings Ltd.	(43,217)	(282,469)	5.1
Iris Energy Ltd.	(90,529)	(392,896)	7.0
Karoon Energy Ltd.	(49,936)	(62,181)	1.1
Kelsian Group Ltd.	(312,770)	(1,106,674)	19.8
Lifestyle Communities Ltd.	(86,662)	(660,015)	11.8
Liontown Resources Ltd.	(882,242)	(689,607)	12.4
Neuren Pharmaceuticals Ltd.	(7,980)	(97,747)	1.7
Nine Entertainment Co. Holdings Ltd.	(388,813)	(377,270)	6.8
PEXA Group Ltd.	(87,125)	(674,749)	12.1
Red 5 Ltd.	(1,414,302)	(403,336)	7.2
Sandfire Resources Ltd.	(5,817)	(35,036)	0.6
Sigma Healthcare Ltd.	(265,830)	(215,476)	3.9
Strike Energy Ltd.	(72,186)	(10,176)	0.2
Westgold Resources Ltd.	(92,470)	(131,945)	2.4
		(13,772,241)
Canada
Choice Properties Real Estate Investment Trust	(33,794)	(321,116)	5.7
Cineplex, Inc.	(26,023)	(164,980)	3.0
		(486,096)
China
indie Semiconductor, Inc., Class A	(1,061,820)	(5,967,428)	106.9
Costa Rica
Establishment Labs Holdings, Inc.	(1,746)	(87,317)	1.6
Finland
TietoEVRY OYJ	(151,058)	(2,844,952)	51.0
France
IPSOS SA	(581)	(38,807)	0.7
Germany
Siltronic AG	(2,011)	(156,417)	2.8
Ghana
Tullow Oil PLC	(98,469)	(44,161)	0.8
Indonesia
Nickel Industries Ltd.	(5,295,101)	(3,166,954)	56.7
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Israel
Enlight Renewable Energy Ltd.	(56,413)	$(899,180)	16.1%
Isracard Ltd.	(9,344)	(33,874)	0.6
Maytronics Ltd.	(2,224)	(18,853)	0.4
		(951,907)
Italy
Ermenegildo Zegna NV	(132,865)	(1,634,240)	29.3
Eurogroup Laminations SpA	(7,074)	(30,717)	0.5
Stevanato Group SpA	(86,984)	(2,439,031)	43.7
		(4,103,988)
Japan
Advance Logistics Investment Corp.	(243)	(190,904)	3.4
Advance Residence Investment Corp.	(910)	(1,996,467)	35.8
Aeon Fantasy Co. Ltd.	(15,700)	(224,769)	4.0
AEON Financial Service Co. Ltd.	(309,800)	(2,626,496)	47.0
Aichi Financial Group, Inc.	(1,300)	(25,007)	0.4
Aiful Corp.	(92,500)	(274,022)	4.9
Ain Holdings, Inc.	(7,100)	(269,688)	4.8
Amvis Holdings, Inc.	(88,800)	(1,229,677)	22.0
Anicom Holdings, Inc.	(68,300)	(260,819)	4.7
Anycolor, Inc.	(19,900)	(279,167)	5.0
Arclands Corp.	(94,500)	(1,184,751)	21.2
ARE Holdings, Inc.	(112,300)	(1,474,300)	26.4
Ariake Japan Co. Ltd.	(25,200)	(836,205)	15.0
As One Corp.	(38,000)	(637,005)	11.4
Asahi Yukizai Corp.	(40,300)	(1,281,476)	23.0
Autobacs Seven Co. Ltd.	(10,700)	(108,189)	1.9
Base Co. Ltd.	(1,300)	(28,790)	0.5
Benefit One, Inc.	(66,200)	(920,307)	16.5
Central Glass Co., Ltd.	(2,200)	(39,068)	0.7
Change Holdings, Inc.	(149,900)	(1,142,273)	20.5
Charm Care Corp. KK	(8,200)	(79,299)	1.4
Chikaranomoto Holdings Co. Ltd.	(6,300)	(68,897)	1.2
Chiyoda Corp.	(455,200)	(1,277,176)	22.9
Comforia Residential REIT, Inc.	(1,244)	(2,741,433)	49.1
Cover Corp.	(94,800)	(1,030,976)	18.5
CUC, Inc.	(5,900)	(64,804)	1.2
Curves Holdings Co. Ltd.	(31,100)	(148,850)	2.7
Daiei Kankyo Co. Ltd.	(25,100)	(427,270)	7.7
Daikoku Denki Co. Ltd.	(13,200)	(307,735)	5.5
Daikokutenbussan Co. Ltd.	(3,700)	(192,892)	3.5
Daio Paper Corp.	(246,500)	(1,796,206)	32.2
Daiwa Office Investment Corp.	(207)	(768,546)	13.8
DCM Holdings Co. Ltd.	(22,800)	(214,873)	3.8
Descente Ltd.	(150,400)	(3,447,939)	61.8
dip Corp.	(59,500)	(1,024,347)	18.3
Duskin Co. Ltd.	(2,600)	(54,048)	1.0
Eagle Industry Co. Ltd.	(74,100)	(874,947)	15.7
Enplas Corp.	(5,000)	(275,385)	4.9
First Bank of Toyama Ltd.	(136,800)	(819,665)	14.7
Fixstars Corp.	(1,800)	(22,875)	0.4
Freee KK	(2,400)	(42,791)	0.8
Frontier Real Estate Investment Corp.	(22)	(64,657)	1.2
Fuji Kyuko Co. Ltd.	(4,800)	(103,661)	1.9
Fuji Media Holdings, Inc.	(89,400)	(1,082,351)	19.4
Fuji Oil Holdings, Inc.	(64,600)	(968,532)	17.3
Fujita Kanko, Inc.	(900)	(38,592)	0.7
Fukuyama Transporting Co. Ltd.	(5,600)	(137,782)	2.5
Furuya Metal Co. Ltd.	(10,900)	(774,534)	13.9
Fuso Chemical Co. Ltd.	(9,800)	(256,371)	4.6
Security	Shares	Value	% of Basket Value
Japan (continued)
Future Corp.	(23,200)	$(235,722)	4.2%
Globeride, Inc.	(57,600)	(745,755)	13.4
GungHo Online Entertainment, Inc.	(116,000)	(1,736,055)	31.1
Hakuto Co. Ltd.	(85,200)	(2,996,168)	53.7
Hankyu Hanshin REIT, Inc.	(77)	(70,191)	1.3
Heiwa Real Estate REIT, Inc.	(155)	(139,893)	2.5
Hino Motors Ltd.	(1,217,000)	(3,594,867)	64.4
Hirata Corp.	(14,400)	(656,089)	11.8
Hitachi Zosen Corp.	(6,700)	(52,832)	0.9
Hokkaido Electric Power Co., Inc.	(21,800)	(154,905)	2.8
Hokkoku Financial Holdings, Inc.	(4,600)	(149,916)	2.7
Hoshino Resorts REIT, Inc.	(80)	(284,757)	5.1
House Foods Group, Inc.	(37,100)	(739,494)	13.2
Idec Corp.	(11,300)	(202,987)	3.6
IDOM, Inc.	(56,000)	(504,952)	9.0
Iino Kaiun Kaisha Ltd.	(129,700)	(1,061,637)	19.0
Insource Co. Ltd.	(10,500)	(51,410)	0.9
Internet Initiative Japan, Inc.	(111,400)	(1,919,305)	34.4
Invincible Investment Corp.	(61)	(27,330)	0.5
Iwatani Corp.	(1,800)	(102,208)	1.8
J Trust Co. Ltd.	(28,600)	(82,885)	1.5
Japan Elevator Service Holdings Co. Ltd.	(32,900)	(516,949)	9.3
Japan Logistics Fund, Inc.	(388)	(704,478)	12.6
Japan Prime Realty Investment Corp.	(78)	(171,914)	3.1
Japan Steel Works Ltd.	(109,100)	(2,696,668)	48.3
JMDC, Inc.	(42,700)	(876,064)	15.7
JTOWER, Inc.	(10,200)	(211,810)	3.8
Justsystems Corp.	(16,100)	(283,961)	5.1
JVCKenwood Corp.	(13,500)	(68,626)	1.2
Kadokawa Corp.	(15,300)	(284,708)	5.1
Kagome Co. Ltd.	(60,800)	(1,580,654)	28.3
Kanto Denka Kogyo Co. Ltd.	(11,300)	(78,430)	1.4
Katitas Co. Ltd.	(58,900)	(721,480)	12.9
KeePer Technical Laboratory Co. Ltd.	(32,300)	(934,599)	16.7
Keihan Holdings Co. Ltd.	(12,400)	(262,663)	4.7
KH Neochem Co. Ltd.	(7,800)	(121,318)	2.2
Ki-Star Real Estate Co. Ltd.	(12,400)	(305,371)	5.5
Kiyo Bank Ltd.	(5,900)	(69,017)	1.2
Komehyo Holdings Co. Ltd.	(45,400)	(1,089,250)	19.5
Komeri Co. Ltd.	(21,200)	(522,517)	9.4
Kosaido Holdings Co. Ltd.	(19,600)	(91,251)	1.6
Kotobuki Spirits Co. Ltd.	(5,400)	(55,601)	1.0
Krosaki Harima Corp.	(28,800)	(633,519)	11.3
K’s Holdings Corp.	(7,500)	(71,994)	1.3
Kumiai Chemical Industry Co. Ltd.	(178,500)	(926,768)	16.6
KYB Corp.	(14,900)	(518,036)	9.3
LaSalle Logiport REIT	(175)	(178,300)	3.2
Leopalace21 Corp.	(809,100)	(2,725,102)	48.8
Lifedrink Co., Inc.	(900)	(29,019)	0.5
Lion Corp.	(33,500)	(300,427)	5.4
LITALICO, Inc.	(18,400)	(216,844)	3.9
Mars Group Holdings Corp.	(3,900)	(81,350)	1.5
Maruwa Co. Ltd.	(4,700)	(1,003,904)	18.0
Matsui Securities Co. Ltd.	(312,100)	(1,618,643)	29.0
Matsuya Co. Ltd.	(92,600)	(536,470)	9.6
Medley, Inc.	(69,300)	(1,613,629)	28.9
Micronics Japan Co. Ltd.	(14,400)	(598,061)	10.7
Mitsubishi Estate Logistics REIT Investment Corp.	(38)	(99,161)	1.8
Mitsubishi Logistics Corp.	(25,700)	(865,036)	15.5
Mitsuboshi Belting Ltd.	(27,400)	(855,936)	15.3

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Mitsui E&S Co. Ltd.	(17,700)	$(195,165)	3.5%
Mitsui Fudosan Logistics Park, Inc.	(496)	(1,447,645)	25.9
Mitsui-Soko Holdings Co. Ltd.	(48,800)	(1,465,967)	26.3
Money Forward, Inc.	(58,200)	(2,062,150)	36.9
Mori Hills REIT Investment Corp.	(798)	(707,122)	12.7
Morinaga Milk Industry Co. Ltd.	(52,200)	(1,041,712)	18.7
Musashino Bank Ltd.	(800)	(15,947)	0.3
Nakayama Steel Works Ltd.	(34,700)	(203,554)	3.6
Namura Shipbuilding Co. Ltd.	(58,500)	(741,682)	13.3
Nankai Electric Railway Co. Ltd.	(49,600)	(881,587)	15.8
NET One Systems Co. Ltd.	(7,900)	(133,770)	2.4
Nichias Corp.	(17,900)	(498,257)	8.9
Nihon Kohden Corp.	(27,600)	(763,234)	13.7
Nikkiso Co. Ltd.	(60,000)	(488,109)	8.7
Nikkon Holdings Co. Ltd.	(25,700)	(513,002)	9.2
Nippon Accommodations Fund, Inc.	(275)	(1,166,062)	20.9
Nippon Carbon Co. Ltd.	(8,100)	(290,246)	5.2
Nippon Kayaku Co. Ltd.	(36,200)	(300,336)	5.4
Nippon Parking Development Co. Ltd., Class C	(379,800)	(475,205)	8.5
Nippon Pillar Packing Co. Ltd.	(5,600)	(224,518)	4.0
Nippon REIT Investment Corp.	(12)	(27,103)	0.5
Nippon Television Holdings, Inc.	(90,000)	(1,337,727)	24.0
Nippon Yakin Kogyo Co. Ltd.	(128,100)	(3,858,499)	69.1
Nishimatsuya Chain Co. Ltd.	(56,700)	(800,540)	14.3
Nishi-Nippon Railroad Co. Ltd.	(26,900)	(427,040)	7.6
Noevir Holdings Co. Ltd.	(30,400)	(1,024,469)	18.4
Nojima Corp.	(48,700)	(591,341)	10.6
Nomura Micro Science Co. Ltd.	(100,100)	(3,256,110)	58.3
NPR-RIKEN Corp.	(51,700)	(969,154)	17.4
NSD Co. Ltd.	(2,100)	(41,046)	0.7
NTT UD REIT Investment Corp.	(2,879)	(2,248,884)	40.3
Nxera Pharma Co. Ltd.	(55,800)	(525,586)	9.4
Orient Corp.	(167,400)	(1,112,966)	19.9
Osaka Soda Co. Ltd.	(53,900)	(3,216,255)	57.6
OSAKA Titanium Technologies Co. Ltd.	(18,200)	(288,843)	5.2
OSG Corp.	(86,900)	(1,139,839)	20.4
Pilot Corp.	(1,200)	(32,118)	0.6
Piolax, Inc.	(10,700)	(185,118)	3.3
PKSHA Technology, Inc.	(50,600)	(1,419,639)	25.4
Plus Alpha Consulting Co. Ltd.	(2,400)	(30,528)	0.5
Pola Orbis Holdings, Inc.	(67,400)	(624,179)	11.2
Premium Group Co. Ltd.	(40,200)	(573,563)	10.3
Prestige International, Inc.	(12,400)	(52,955)	0.9
Qol Holdings Co. Ltd.	(51,900)	(593,049)	10.6
Raksul, Inc.	(45,300)	(261,314)	4.7
Rengo Co. Ltd.	(93,500)	(713,803)	12.8
RENOVA, Inc.	(142,500)	(1,362,218)	24.4
Ricoh Leasing Co. Ltd.	(6,000)	(207,582)	3.7
Riken Keiki Co. Ltd.	(38,500)	(957,139)	17.1
Ringer Hut Co. Ltd.	(13,200)	(195,598)	3.5
Roland Corp.	(13,400)	(371,166)	6.6
Ryoyo Ryosan Holdings, Inc.	(2,112)	(37,918)	0.7
Sangetsu Corp.	(39,800)	(861,776)	15.4
San-In Godo Bank Ltd.	(26,400)	(209,287)	3.7
Sankyu, Inc.	(1,500)	(52,004)	0.9
Sansan, Inc.	(145,200)	(1,354,091)	24.3
Sanwa Holdings Corp.	(10,100)	(167,056)	3.0
Sanyo Denki Co. Ltd.	(6,700)	(321,452)	5.8
Sawai Group Holdings Co. Ltd.	(11,800)	(448,277)	8.0
SBI Sumishin Net Bank Ltd.	(209,600)	(3,193,944)	57.2
Security	Shares	Value	% of Basket Value
Japan (continued)
SBS Holdings, Inc.	(54,900)	$(964,110)	17.3%
Sekisui House REIT, Inc.	(339)	(176,970)	3.2
Seven Bank Ltd.	(325,600)	(592,775)	10.6
Shiga Bank Ltd.	(2,000)	(52,685)	0.9
Shin Nippon Biomedical Laboratories Ltd.	(4,700)	(45,746)	0.8
Shoei Co. Ltd.	(203,600)	(2,663,445)	47.7
Simplex Holdings, Inc.	(7,800)	(127,351)	2.3
Sinfonia Technology Co. Ltd.	(14,300)	(308,878)	5.5
SKY Perfect JSAT Holdings, Inc.	(49,700)	(297,933)	5.3
SMS Co. Ltd.	(8,600)	(119,002)	2.1
SOSiLA Logistics REIT, Inc.	(70)	(55,113)	1.0
Sotetsu Holdings, Inc.	(120,000)	(1,949,320)	34.9
Star Asia Investment Corp.	(3,195)	(1,269,462)	22.7
Sumitomo Heavy Industries Ltd.	(1,700)	(47,373)	0.8
Sumitomo Pharma Co. Ltd.	(1,548,600)	(3,976,064)	71.2
Takara Holdings, Inc.	(299,900)	(2,001,607)	35.9
TechnoPro Holdings, Inc.	(4,400)	(74,947)	1.3
Teijin Ltd.	(10,900)	(106,337)	1.9
TKP Corp.	(7,500)	(67,877)	1.2
Tocalo Co. Ltd.	(10,100)	(117,963)	2.1
Toho Bank Ltd.	(174,000)	(380,494)	6.8
Toho Gas Co. Ltd.	(2,000)	(52,242)	0.9
Tokai Carbon Co. Ltd.	(74,600)	(495,585)	8.9
Tokyo Steel Manufacturing Co. Ltd.	(55,000)	(590,546)	10.6
Topcon Corp.	(8,200)	(96,311)	1.7
Topre Corp.	(12,200)	(200,560)	3.6
Torishima Pump Manufacturing Co. Ltd.	(40,900)	(751,493)	13.5
Towa Corp.	(38,400)	(2,242,083)	40.2
Toyo Gosei Co. Ltd.	(3,400)	(177,608)	3.2
TRE Holdings Corp.	(26,700)	(218,289)	3.9
Tri Chemical Laboratories, Inc.	(43,400)	(1,227,621)	22.0
Tsuburaya Fields Holdings, Inc.	(148,700)	(1,725,973)	30.9
TV Asahi Holdings Corp.	(4,200)	(56,100)	1.0
Universal Entertainment Corp.	(54,200)	(577,971)	10.4
Ushio, Inc.	(167,400)	(2,236,077)	40.1
Valqua Ltd.	(6,500)	(185,059)	3.3
Vision, Inc.	(7,200)	(53,527)	1.0
Weathernews, Inc.	(2,200)	(65,081)	1.2
West Holdings Corp.	(4,500)	(75,684)	1.4
Yamada Holdings Co. Ltd.	(975,000)	(2,819,158)	50.5
Yamato Kogyo Co. Ltd.	(39,800)	(2,173,759)	38.9
Yodogawa Steel Works Ltd.	(31,700)	(1,011,265)	18.1
Yonex Co. Ltd.	(27,800)	(225,696)	4.0
Zenkoku Hosho Co. Ltd.	(19,300)	(688,817)	12.3
Zojirushi Corp.	(37,500)	(372,330)	6.7
		(156,586,433)
Malta
Gambling.com Group Ltd.	(57,146)	(494,313)	8.9
Mexico
Fresnillo PLC	(155,719)	(1,076,863)	19.3
Netherlands
Arcadis NV	(32,166)	(1,990,498)	35.7
Norway
Hoegh Autoliners ASA	(17,136)	(181,323)	3.2
MPC Container Ships ASA	(48,470)	(78,499)	1.4
NEL ASA	(178,665)	(83,281)	1.5
		(343,103)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Portugal
Greenvolt-Energias Renovaveis SA	(17,344)	$(154,354)	2.8%
Singapore
AEM Holdings Ltd.	(10,000)	(17,150)	0.3
Sweden
Nordnet AB	(91,984)	(1,652,907)	29.6
Note AB	(53,021)	(677,501)	12.1
OX2 AB	(60,544)	(221,052)	4.0
Surgical Science Sweden AB	(5,245)	(75,142)	1.3
Truecaller AB, Class B	(9,049)	(29,055)	0.5
Viaplay Group AB	(650,514)	(43,580)	0.8
		(2,699,237)
Switzerland
DocMorris AG	(3,052)	(271,310)	4.8
Garrett Motion, Inc.	(328,009)	(3,135,766)	56.2
		(3,407,076)
United Kingdom
Ascential PLC	(132,358)	(508,688)	9.1
Forterra PLC	(96,910)	(197,637)	3.5
Genius Sports Ltd.	(245,468)	(1,237,159)	22.2
Global Ship Lease, Inc., Class A	(171,417)	(3,901,451)	69.9
Virgin Money UK PLC	(160,188)	(420,971)	7.5
		(6,265,906)
United States
Acadia Realty Trust	(704,143)	(12,167,591)	217.9
Adeia, Inc.	(106,688)	(1,049,810)	18.8
Aehr Test Systems	(163,594)	(1,959,856)	35.1
agilon health, Inc.	(392,153)	(2,156,841)	38.6
Amerant Bancorp, Inc., Class A	(21,312)	(461,618)	8.3
American Axle & Manufacturing Holdings, Inc.	(272,767)	(2,002,110)	35.9
American Coastal Insurance Corp., Class C	(4,523)	(47,356)	0.8
Apollo Commercial Real Estate Finance, Inc.	(14,389)	(138,566)	2.5
Applied Optoelectronics, Inc.	(38,740)	(381,589)	6.8
Ares Commercial Real Estate Corp.	(7,225)	(49,058)	0.9
Aris Water Solutions, Inc., Class A	(163,477)	(2,293,582)	41.1
ARMOUR Residential REIT, Inc.	(442,021)	(8,031,522)	143.9
Artesian Resources Corp., Class A	(2,236)	(78,215)	1.4
Assured Guaranty Ltd.	(35,662)	(2,735,275)	49.0
Astrana Health, Inc.	(29,035)	(1,078,650)	19.3
Atlanta Braves Holdings, Inc., Class C	(40,112)	(1,501,392)	26.9
Atlas Energy Solutions, Inc.	(97,078)	(2,156,102)	38.6
Aviat Networks, Inc.	(6,416)	(214,615)	3.8
Balchem Corp.	(23,641)	(3,342,365)	59.9
Bank First Corp.	(355)	(27,402)	0.5
Barnes Group, Inc.	(89,078)	(3,092,788)	55.4
Bel Fuse, Inc., Class B	(15,981)	(938,404)	16.8
BJ’s Restaurants, Inc.	(28,289)	(921,938)	16.5
Bloom Energy Corp., Class A	(129,693)	(1,443,483)	25.9
Boot Barn Holdings, Inc.	(88,598)	(9,433,029)	169.0
Bowlero Corp., Class A	(12,021)	(141,247)	2.5
BRC, Inc., Class A	(447,951)	(1,747,009)	31.3
BRP Group, Inc., Class A	(59,480)	(1,584,547)	28.4
Calavo Growers, Inc.	(13,166)	(354,824)	6.4
California Water Service Group	(81,924)	(4,024,107)	72.1
Cambridge Bancorp	(644)	(39,522)	0.7
Camping World Holdings, Inc., Class A	(61,036)	(1,237,200)	22.2
Carpenter Technology Corp.	(84,151)	(7,211,741)	129.2
Cass Information Systems, Inc.	(3,078)	(132,939)	2.4
Cathay General Bancorp	(42,749)	(1,472,276)	26.4
Security	Shares	Value	% of Basket Value
United States (continued)
Centrus Energy Corp., Class A	(36,222)	$(1,555,010)	27.9%
Cinemark Holdings, Inc.	(313,945)	(5,381,017)	96.4
Claros Mortgage Trust, Inc.	(106,773)	(928,925)	16.6
Clearfield, Inc.	(99,713)	(3,003,356)	53.8
Compass Minerals International, Inc.	(102,316)	(1,273,834)	22.8
Conduent, Inc.	(28,241)	(88,959)	1.6
Crescent Energy Co., Class A	(360,902)	(3,839,997)	68.8
Cricut, Inc., Class A	(10,502)	(55,871)	1.0
Cytek Biosciences, Inc.	(2,871)	(17,255)	0.3
Denny’s Corp.	(44,677)	(358,310)	6.4
Designer Brands, Inc., Class A	(15,724)	(146,076)	2.6
Diamond Offshore Drilling, Inc.	(51,032)	(624,632)	11.2
Distribution Solutions Group, Inc.	(4,414)	(145,530)	2.6
DocGo, Inc.	(118,634)	(400,983)	7.2
Domo, Inc., Class B	(17,767)	(133,786)	2.4
Dorian LPG Ltd.	(81,282)	(3,358,572)	60.2
Ecovyst, Inc.	(7,876)	(74,271)	1.3
Edgewise Therapeutics, Inc.	(41,008)	(735,684)	13.2
Embecta Corp.	(25,072)	(253,979)	4.5
Enfusion, Inc., Class A	(16,645)	(154,965)	2.8
Enhabit, Inc.	(202,592)	(2,044,153)	36.6
Enovix Corp.	(86,371)	(540,682)	9.7
Enpro, Inc.	(26,782)	(4,020,782)	72.0
Envestnet, Inc.	(20,397)	(1,266,042)	22.7
European Wax Center, Inc., Class A	(110,190)	(1,295,834)	23.2
Evolv Technologies Holdings, Inc., Class A	(16,857)	(65,911)	1.2
Excelerate Energy, Inc., Class A	(20,834)	(351,261)	6.3
Expro Group Holdings NV	(67,975)	(1,275,211)	22.8
F&G Annuities & Life, Inc.	(43,268)	(1,636,396)	29.3
Farmland Partners, Inc.	(93,724)	(1,008,470)	18.1
First Bancorp/Southern Pines NC	(38,293)	(1,164,490)	20.9
First Bancshares, Inc.	(2,457)	(58,821)	1.1
First Commonwealth Financial Corp.	(100,034)	(1,319,448)	23.6
First Community Bankshares, Inc.	(578)	(19,178)	0.3
First Hawaiian, Inc.	(168,682)	(3,557,503)	63.7
First Merchants Corp.	(35,037)	(1,170,937)	21.0
Fortrea Holdings, Inc.	(72,303)	(2,645,567)	47.4
Frontier Group Holdings, Inc.	(377,331)	(2,279,079)	40.8
GEO Group, Inc.	(248,908)	(3,698,773)	66.3
German American Bancorp, Inc.	(18,865)	(598,586)	10.7
Getty Realty Corp.	(17,340)	(469,914)	8.4
Gladstone Land Corp.	(19,438)	(246,474)	4.4
Global Medical REIT, Inc.	(43,290)	(351,082)	6.3
Grid Dynamics Holdings, Inc.	(4,781)	(46,710)	0.8
Hanover Insurance Group, Inc.	(44,655)	(5,797,112)	103.8
Harrow, Inc.	(186,217)	(1,897,551)	34.0
Helix Energy Solutions Group, Inc.	(264,662)	(2,842,470)	50.9
Herbalife Ltd.	(67,358)	(582,647)	10.4
HighPeak Energy, Inc.	(163,826)	(2,327,967)	41.7
Hillenbrand, Inc.	(191,066)	(9,117,670)	163.3
Home BancShares, Inc.	(158,498)	(3,753,233)	67.2
International Bancshares Corp.	(14,762)	(821,505)	14.7
iRhythm Technologies, Inc.	(3,452)	(378,270)	6.8
Ivanhoe Electric, Inc.	(33,135)	(334,663)	6.0
Jack in the Box, Inc.	(89,178)	(5,089,388)	91.2
Kinetik Holdings, Inc.	(33,203)	(1,273,003)	22.8
Krispy Kreme, Inc.	(69,344)	(877,202)	15.7
Lancaster Colony Corp.	(16,041)	(3,060,783)	54.8
LCI Industries	(50,669)	(5,268,563)	94.4
Lemonade, Inc.	(38,558)	(664,354)	11.9
Leslie’s, Inc.	(131,992)	(518,729)	9.3

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Liberty Media Corp.-Liberty Live, Class C	(12,554)	$(468,515)	8.4%
Lightwave Logic, Inc.	(332,265)	(1,269,252)	22.7
Lindblad Expeditions Holdings, Inc.	(2,399)	(17,609)	0.3
Lions Gate Entertainment Corp., Class A	(109,375)	(1,103,594)	19.8
LSI Industries, Inc.	(16,543)	(241,528)	4.3
LTC Properties, Inc.	(32,008)	(1,059,465)	19.0
Macerich Co.	(38,201)	(525,646)	9.4
MaxCyte, Inc.	(57,737)	(209,585)	3.8
MBIA, Inc.	(224,961)	(1,415,005)	25.3
Medifast, Inc.	(58,508)	(1,610,725)	28.9
Metallus, Inc.	(81,041)	(1,666,203)	29.8
Middlesex Water Co.	(1,999)	(101,389)	1.8
Mission Produce, Inc.	(67,965)	(771,403)	13.8
Movado Group, Inc.	(12,029)	(306,379)	5.5
National Presto Industries, Inc.	(3,236)	(265,320)	4.8
Navient Corp.	(131,328)	(1,972,547)	35.3
NBT Bancorp, Inc.	(61,041)	(2,137,045)	38.3
nCino, Inc.	(66,421)	(1,936,836)	34.7
Net Power, Inc., Class A	(223,921)	(2,440,739)	43.7
NextNav, Inc.	(33,805)	(307,964)	5.5
Nicolet Bankshares, Inc.	(2,708)	(207,243)	3.7
nLight, Inc.	(20,052)	(228,392)	4.1
Northern Oil & Gas, Inc.	(104,409)	(4,258,843)	76.3
NV5 Global, Inc.	(6,053)	(564,382)	10.1
Owens & Minor, Inc.	(86,865)	(2,149,040)	38.5
Oxford Industries, Inc.	(12,716)	(1,370,530)	24.5
Papa John’s International, Inc.	(76,212)	(4,701,518)	84.2
Paragon 28, Inc.	(1,796)	(16,559)	0.3
Patterson Cos., Inc.	(36,866)	(938,977)	16.8
Paycor HCM, Inc.	(4,691)	(81,483)	1.5
Peakstone Realty Trust	(18,803)	(262,678)	4.7
Peoples Bancorp, Inc.	(33,556)	(974,466)	17.5
Phathom Pharmaceuticals, Inc.	(4,329)	(39,091)	0.7
Phillips Edison & Co., Inc.	(145,224)	(4,748,825)	85.1
Plexus Corp.	(71,474)	(7,219,589)	129.3
Plymouth Industrial REIT, Inc.	(8,803)	(183,807)	3.3
PotlatchDeltic Corp.	(5,503)	(220,175)	3.9
Powell Industries, Inc.	(2,300)	(328,900)	5.9
ProAssurance Corp.	(155,239)	(2,073,993)	37.1
ProFrac Holding Corp., Class A	(101,558)	(738,327)	13.2
QuantumScape Corp., Class A	(227,050)	(1,230,611)	22.0
Ramaco Resources, Inc., Class A	(89,290)	(1,400,067)	25.1
Ready Capital Corp.	(182,524)	(1,555,104)	27.9
REC Silicon ASA	(978,452)	(954,515)	17.1
Reliance Worldwide Corp. Ltd.	(454,408)	(1,485,431)	26.6
Retail Opportunity Investments Corp.	(19,376)	(237,744)	4.3
Rocket Lab USA, Inc., Class A	(4,932)	(18,544)	0.3
S&T Bancorp, Inc.	(9,840)	(296,676)	5.3
Safety Insurance Group, Inc.	(29,290)	(2,330,605)	41.7
Seacoast Banking Corp. of Florida	(96,134)	(2,217,811)	39.7
Seneca Foods Corp., Class A	(2,520)	(146,387)	2.6
Sensient Technologies Corp.	(8,904)	(651,951)	11.7
Shenandoah Telecommunications Co.	(31,039)	(397,920)	7.1
Signet Jewelers Ltd.	(44,872)	(4,398,802)	78.8
Silgan Holdings, Inc.	(59,982)	(2,798,760)	50.1
SilverBow Resources, Inc.	(38,932)	(1,195,991)	21.4
Sitio Royalties Corp., Class A	(390,098)	(9,065,878)	162.4
Six Flags Entertainment Corp.	(264,721)	(6,242,121)	111.8
SkyWater Technology, Inc.	(167,871)	(1,722,356)	30.8
Southern Missouri Bancorp, Inc.	(20,638)	(827,584)	14.8
Security	Shares	Value	% of Basket Value
United States (continued)
Standex International Corp.	(14,667)	$(2,535,631)	45.4%
Stellar Bancorp, Inc.	(1,809)	(40,160)	0.7
StepStone Group, Inc., Class A	(99,071)	(3,573,491)	64.0
Stericycle, Inc.	(49,544)	(2,216,103)	39.7
Talos Energy, Inc.	(808,371)	(10,654,330)	190.8
Target Hospitality Corp.	(379,151)	(4,218,055)	75.6
Tarsus Pharmaceuticals, Inc.	(5,606)	(176,197)	3.2
Telephone and Data Systems, Inc.	(408,216)	(6,388,580)	114.4
TFS Financial Corp.	(5,313)	(63,809)	1.1
Tootsie Roll Industries, Inc.	(11,921)	(354,173)	6.3
Towne Bank	(56,538)	(1,462,638)	26.2
TransMedics Group, Inc.	(3,058)	(287,850)	5.2
Treace Medical Concepts, Inc.	(34,262)	(355,297)	6.4
TreeHouse Foods, Inc.	(220,477)	(8,278,911)	148.3
U.S. Physical Therapy, Inc.	(39,631)	(4,022,943)	72.1
Ubiquiti, Inc.	(14,878)	(1,600,575)	28.7
Udemy, Inc.	(92,478)	(926,630)	16.6
UFP Technologies, Inc.	(3,174)	(653,654)	11.7
United Community Banks, Inc.	(81,708)	(2,061,493)	36.9
United States Cellular Corp.	(56,431)	(2,051,831)	36.8
Uniti Group, Inc.	(186,260)	(1,070,995)	19.2
Uranium Energy Corp.	(206,159)	(1,391,573)	24.9
USANA Health Sciences, Inc.	(47,167)	(1,958,374)	35.1
Utz Brands, Inc.	(245,413)	(4,424,796)	79.3
UWM Holdings Corp., Class A	(39,211)	(247,029)	4.4
Vishay Intertechnology, Inc.	(55,445)	(1,282,997)	23.0
Vista Outdoor, Inc.	(192,518)	(6,755,457)	121.0
Walker & Dunlop, Inc.	(23,107)	(2,117,294)	37.9
Wendy’s Co.	(116,438)	(2,327,596)	41.7
Westrock Coffee Co.	(20,237)	(205,203)	3.7
White Mountains Insurance Group Ltd.	(578)	(1,027,765)	18.4
Whitestone REIT	(156,873)	(1,804,039)	32.3
XPEL, Inc.	(53,492)	(2,811,005)	50.3
		(343,570,894)
Rights
Switzerland
DocMorris AG, (Expires 05/06/24)	(1,786)	—	0.0
Total Reference Entity — Short		(548,226,095)
Net Value of Reference Entity — Barclays Bank PLC		$(5,582,939)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/21/25 — 12/15/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	192,484	$1,166,406	(4.2)%
Aristocrat Leisure Ltd.	66,452	1,685,976	(6.1)
BHP Group Ltd.	410,412	11,198,487	(40.6)
Charter Hall Group	35,414	267,425	(1.0)
Flight Centre Travel Group Ltd., Class L	70,060	947,469	(3.5)
Fortescue Ltd.	374,087	6,176,945	(22.4)
Macquarie Group Ltd.	7,665	913,283	(3.3)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Rio Tinto Ltd.	115,762	$9,589,717	(34.8)%
Woodside Energy Group Ltd.	171,866	3,064,931	(11.1)
Worley Ltd.	25,854	248,074	(0.9)
		35,258,713
Austria
BAWAG Group AG	41,643	2,476,089	(9.0)
OMV AG	13,177	625,974	(2.3)
		3,102,063
Belgium
KBC Group NV	963	71,536	(0.2)
Liberty Global Ltd., Class C	114,056	1,867,097	(6.8)
Sofina SA	3,862	900,128	(3.3)
Warehouses De Pauw CVA	6,717	176,836	(0.6)
		3,015,597
Canada
Algonquin Power & Utilities Corp.	56,085	342,187	(1.2)
Barrick Gold Corp.	165,482	2,746,453	(10.0)
Brookfield Corp., Class A	37,916	1,518,895	(5.5)
Element Fleet Management Corp.	65,967	1,051,399	(3.8)
Enerplus Corp.	79,161	1,546,370	(5.6)
FirstService Corp.	2,931	429,900	(1.6)
Franco-Nevada Corp.	7,625	916,698	(3.3)
Gibson Energy, Inc.	4,902	80,294	(0.3)
Gildan Activewear, Inc., Class A	17,958	621,641	(2.2)
Imperial Oil Ltd.	7,266	498,896	(1.8)
Keyera Corp.	19,143	490,485	(1.8)
Magna International, Inc.	11,323	540,452	(2.0)
MEG Energy Corp.	9,480	215,322	(0.8)
Methanex Corp.	10,500	502,116	(1.8)
Stantec, Inc.	3,663	291,259	(1.0)
TELUS Corp.	86,721	1,390,965	(5.0)
Tourmaline Oil Corp.	36,612	1,787,002	(6.5)
West Fraser Timber Co. Ltd.	5,615	429,470	(1.6)
		15,399,804
Denmark
AP Moller - Maersk A/S, Class B	2,547	3,681,952	(13.3)
DSV A/S	6,605	933,468	(3.4)
Genmab A/S	2,665	737,308	(2.7)
Orsted A/S	13,414	733,711	(2.7)
Svitzer A/S	4,794	161,094	(0.6)
		6,247,533
Finland
Wartsila OYJ Abp	98,986	1,818,920	(6.6)
Germany
Bayerische Motoren Werke AG	16,193	1,755,955	(6.4)
GEA Group AG	16,221	651,825	(2.4)
Heidelberg Materials AG	6,316	632,726	(2.3)
HUGO BOSS AG, Ordinary Shares	9,306	499,303	(1.8)
K&S AG, Class N, Registered Shares	40,226	599,200	(2.2)
KION Group AG	16,821	771,426	(2.8)
LANXESS AG	23,670	666,044	(2.4)
Nemetschek SE	7,309	643,196	(2.3)
RWE AG	129,037	4,475,871	(16.2)
Solarworld AG	10	2	(0.0)
Volkswagen AG	227	31,892	(0.1)
		10,727,440
Security	Shares	Value	% of Basket Value
Hong Kong
AIA Group Ltd.	188,400	$1,379,072	(5.0)%
Hang Lung Properties Ltd.	136,000	150,002	(0.5)
Hongkong Land Holdings Ltd.	74,500	238,041	(0.9)
Swire Pacific Ltd., Class A	90,500	765,902	(2.8)
Swire Properties Ltd.	431,000	890,767	(3.2)
		3,423,784
Ireland
Smurfit Kappa Group PLC	72,071	3,108,990	(11.3)
Israel
Nice Ltd.	1,486	332,206	(1.2)
Nova Ltd.	5,003	850,010	(3.1)
Tower Semiconductor Ltd.	1,157	38,031	(0.1)
Wix.com Ltd.	5,965	709,059	(2.6)
		1,929,306
Italy
A2A SpA	1,063,087	2,088,239	(7.6)
Banco BPM SpA	62,682	409,753	(1.5)
Ferrari NV	568	232,574	(0.8)
Infrastrutture Wireless Italiane SpA	19,578	208,913	(0.8)
Intesa Sanpaolo SpA	501,442	1,869,143	(6.8)
Mediobanca Banca di Credito Finanziario SpA	112,643	1,593,280	(5.8)
Moncler SpA	12,637	856,540	(3.1)
Prysmian SpA	6,369	344,070	(1.2)
Recordati Industria Chimica e Farmaceutica SpA	549	29,087	(0.1)
		7,631,599
Japan
ABC-Mart, Inc.	17,900	364,530	(1.3)
Aeon Co. Ltd.	45,800	979,490	(3.5)
Amada Co. Ltd.	44,400	496,008	(1.8)
Asahi Kasei Corp.	39,300	280,303	(1.0)
Daiwa Securities Group, Inc.	48,700	365,281	(1.3)
Denso Corp.	7,900	136,843	(0.5)
DMG Mori Co. Ltd.	46,700	1,277,134	(4.6)
East Japan Railway Co.	141,900	2,660,948	(9.6)
Hulic Co. Ltd.	52,300	493,111	(1.8)
ITOCHU Corp.	32,800	1,510,689	(5.5)
J Front Retailing Co. Ltd.	188,400	1,685,496	(6.1)
Japan Post Holdings Co. Ltd.	172,000	1,679,239	(6.1)
JGC Holdings Corp.	106,700	1,051,241	(3.8)
Kajima Corp.	2,200	42,945	(0.2)
Kakaku.com, Inc.	62,800	738,571	(2.7)
Komatsu Ltd.	85,700	2,614,117	(9.5)
Kubota Corp.	31,700	520,064	(1.9)
Kyowa Kirin Co. Ltd.	59,200	1,016,871	(3.7)
MEIJI Holdings Co. Ltd.	40,500	925,745	(3.4)
Mitsubishi Chemical Group Corp.	115,300	687,973	(2.5)
Mitsubishi Materials Corp.	4,000	79,895	(0.3)
Mitsubishi UFJ Financial Group, Inc.	2,650,200	26,876,565	(97.5)
Mitsui & Co. Ltd.	35,600	1,756,771	(6.4)
Mitsui Fudosan Co. Ltd.	89,400	931,341	(3.4)
Mizuho Financial Group, Inc.	324,500	6,389,251	(23.2)
NH Foods Ltd.	16,300	548,260	(2.0)
Nihon M&A Center Holdings, Inc.	55,600	311,407	(1.1)
Nikon Corp.	92,900	981,278	(3.6)
Nissan Motor Co. Ltd.	78,200	292,769	(1.1)
Nisshin Seifun Group, Inc.	103,600	1,382,532	(5.0)
Nomura Research Institute Ltd.	75,000	1,846,177	(6.7)
Obayashi Corp.	59,500	678,068	(2.5)
Obic Co. Ltd.	9,700	1,275,519	(4.6)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Ono Pharmaceutical Co. Ltd.	96,900	$1,409,542	(5.1)%
Oracle Corp. Japan	2,400	184,010	(0.7)
Otsuka Corp.	244,200	4,966,944	(18.0)
Otsuka Holdings Co. Ltd.	10,000	436,674	(1.6)
Panasonic Holdings Corp.	677,900	6,052,994	(21.9)
Rakuten Group, Inc.	410,000	2,019,592	(7.3)
Resona Holdings, Inc.	50,700	327,987	(1.2)
Ricoh Co. Ltd.	100,200	884,487	(3.2)
Sapporo Holdings Ltd.	100	3,700	(0.0)
SCSK Corp.	12,400	230,468	(0.8)
Sega Sammy Holdings, Inc.	65,300	873,200	(3.2)
Seiko Epson Corp.	5,400	90,926	(0.3)
Sekisui House Ltd.	50,500	1,186,209	(4.3)
Shimizu Corp.	50,500	319,228	(1.2)
SoftBank Group Corp.	9,700	488,634	(1.8)
Sojitz Corp.	62,900	1,649,310	(6.0)
Sumitomo Corp.	72,100	1,934,864	(7.0)
Sumitomo Metal Mining Co. Ltd.	34,000	1,162,447	(4.2)
Sumitomo Mitsui Financial Group, Inc.	217,300	12,579,825	(45.6)
Suntory Beverage & Food Ltd.	27,400	911,807	(3.3)
Suzuki Motor Corp.	9,600	113,548	(0.4)
TIS, Inc.	24,300	530,233	(1.9)
Tokyo Electron Ltd.	23,900	5,354,555	(19.4)
Tokyo Tatemono Co. Ltd.	82,800	1,409,557	(5.1)
Toray Industries, Inc.	443,100	2,068,169	(7.5)
Toyota Industries Corp.	2,000	193,966	(0.7)
Welcia Holdings Co. Ltd.	2,800	42,067	(0.1)
Yakult Honsha Co. Ltd.	21,100	421,666	(1.5)
		110,723,041
Luxembourg
ArcelorMittal SA	117,970	2,933,226	(10.6)
Macau
Galaxy Entertainment Group Ltd., Class L	30,000	134,498	(0.5)
Netherlands
ABN AMRO Bank NV, CVA	208,345	3,322,098	(12.1)
Redcare Pharmacy NV	5,138	691,711	(2.5)
		4,013,809
New Zealand
Xero Ltd.	11,085	855,914	(3.1)
Norway
Aker BP ASA	45,773	1,127,742	(4.1)
Equinor ASA	74,294	2,005,677	(7.3)
Gjensidige Forsikring ASA	18,552	301,453	(1.1)
Kongsberg Gruppen ASA	1,231	88,151	(0.3)
		3,523,023
Singapore
Sembcorp Industries Ltd.	131,200	513,607	(1.9)
Singapore Airlines Ltd.	18,200	86,989	(0.3)
		600,596
Spain
Bankinter SA	134,621	1,059,751	(3.8)
Industria de Diseno Textil SA	59,415	2,694,912	(9.8)
Repsol SA	171,207	2,681,774	(9.7)
		6,436,437
Security	Shares	Value	% of Basket Value
Sweden
Atlas Copco AB, A Shares	84,214	$1,493,426	(5.4)%
Electrolux AB, Class B	20,865	183,542	(0.7)
Hexagon AB, B Shares	8,260	87,565	(0.3)
		1,764,533
Switzerland
ABB Ltd., Class N, Registered Shares	46,027	2,250,451	(8.1)
Alcon, Inc.	7,418	573,352	(2.1)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	428	4,954,654	(18.0)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	4	465,007	(1.7)
DSM-Firmenich AG	7,202	806,348	(2.9)
Flughafen Zurich AG, Class N, Registered Shares	3,362	678,342	(2.4)
Logitech International SA, Class N, Registered Shares	10,091	791,853	(2.9)
Schindler Holding AG, Class N, Registered Shares	575	141,130	(0.5)
Sika AG, Registered Shares	3,332	955,089	(3.5)
VAT Group AG	1,825	916,054	(3.3)
		12,532,280
United Kingdom
3i Group PLC	1,857	66,346	(0.2)
Aviva PLC	341,838	1,977,510	(7.2)
British Land Co. PLC	499,022	2,396,525	(8.7)
DCC PLC	479	32,587	(0.1)
Drax Group PLC	34,101	219,915	(0.8)
easyJet PLC	370,394	2,471,832	(9.0)
Halma PLC	4,105	111,548	(0.4)
Hammerson PLC	40	13	(0.0)
IMI PLC	5,887	127,737	(0.5)
Immunocore Holdings PLC, AR	553	32,671	(0.1)
Informa PLC	1,124,886	11,102,659	(40.2)
J Sainsbury PLC	961,583	3,142,789	(11.4)
Just Eat Takeaway.com NV	128,155	1,863,293	(6.7)
Land Securities Group PLC	204,438	1,642,349	(5.9)
London Stock Exchange Group PLC	824	89,758	(0.3)
Marks & Spencer Group PLC	448,547	1,424,103	(5.2)
Sage Group PLC	52,376	759,116	(2.7)
Smiths Group PLC	253,480	5,092,306	(18.5)
Spectris PLC	134,937	5,561,129	(20.2)
Tesco PLC	3,023,129	11,125,397	(40.3)
Tritax Big Box REIT PLC	245,713	462,365	(1.7)
United Utilities Group PLC	35,277	458,173	(1.7)
Vodafone Group PLC	2,106,312	1,772,177	(6.4)
Weir Group PLC	24,535	623,709	(2.3)
Whitbread PLC	54,528	2,146,706	(7.8)
Wise PLC, Class A	74,352	711,511	(2.6)
		55,414,224
United States
A O Smith Corp.	11,714	970,388	(3.5)
Adobe, Inc.	3,225	1,492,627	(5.4)
Advanced Drainage Systems, Inc.	11,405	1,790,585	(6.5)
AECOM	38,964	3,598,715	(13.0)
AES Corp.	62,113	1,111,823	(4.0)
Agilent Technologies, Inc.	17,498	2,397,926	(8.7)
Alaska Air Group, Inc.	40,895	1,759,303	(6.4)
Alcoa Corp.	89,871	3,158,067	(11.5)
Alkermes PLC	37,217	913,305	(3.3)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Alnylam Pharmaceuticals, Inc.	1,379	$198,507	(0.7)%
Amazon.com, Inc.	29,613	5,182,275	(18.8)
Amdocs Ltd.	24,963	2,096,642	(7.6)
Americold Realty Trust, Inc.	10,910	239,693	(0.9)
AMETEK, Inc.	10,094	1,763,018	(6.4)
Amgen, Inc.	1,542	422,415	(1.5)
Aon PLC, Class A	5,869	1,655,117	(6.0)
Applied Industrial Technologies, Inc.	276	50,577	(0.2)
Aramark	3,401	107,165	(0.4)
Arista Networks, Inc.	2,109	541,085	(2.0)
Autodesk, Inc.	4,087	869,918	(3.2)
AutoNation, Inc.	11,620	1,872,563	(6.8)
AutoZone, Inc.	115	339,986	(1.2)
Avnet, Inc.	7,452	364,179	(1.3)
Bank of America Corp.	24,322	900,157	(3.3)
BioMarin Pharmaceutical, Inc.	13,535	1,093,087	(4.0)
Block, Inc., Class A	43,607	3,183,311	(11.5)
Box, Inc., Class A	38,209	994,198	(3.6)
Boyd Gaming Corp.	5,487	293,609	(1.1)
BRP, Inc.	6,880	462,229	(1.7)
Bruker Corp.	22,296	1,739,311	(6.3)
Builders FirstSource, Inc.	10,598	1,937,526	(7.0)
Bunge Global SA	24,050	2,447,328	(8.9)
BWX Technologies, Inc.	3,770	361,053	(1.3)
CACI International, Inc., Class A	16,537	6,651,677	(24.1)
Camden Property Trust	9,490	945,963	(3.4)
Carnival PLC	41,316	551,975	(2.0)
CenterPoint Energy, Inc.	17,035	496,400	(1.8)
CH Robinson Worldwide, Inc.	21,963	1,559,373	(5.7)
Chemed Corp.	2,916	1,656,288	(6.0)
Ciena Corp.	16,659	770,146	(2.8)
Cirrus Logic, Inc.	14,122	1,250,786	(4.5)
Citizens Financial Group, Inc.	120,398	4,106,776	(14.9)
Clarivate PLC	286,010	1,933,428	(7.0)
Cognex Corp.	40,476	1,681,373	(6.1)
Comcast Corp., Class A	246,546	9,395,868	(34.1)
Credit Acceptance Corp.	2,215	1,137,890	(4.1)
D.R. Horton, Inc.	27,337	3,895,249	(14.1)
Devon Energy Corp.	121,545	6,220,673	(22.6)
DocuSign, Inc.	2,416	136,746	(0.5)
Domino’s Pizza, Inc.	3,684	1,949,831	(7.1)
Eaton Corp. PLC	20,952	6,668,183	(24.2)
eBay, Inc.	64,465	3,322,526	(12.0)
Ecolab, Inc.	2,940	664,881	(2.4)
Elanco Animal Health, Inc.	8,570	112,781	(0.4)
EMCOR Group, Inc.	16,388	5,853,302	(21.2)
EOG Resources, Inc.	23,428	3,095,542	(11.2)
Etsy, Inc.	109,319	7,506,936	(27.2)
Exelixis, Inc.	59,963	1,406,732	(5.1)
Experian PLC	6,998	281,822	(1.0)
F5, Inc.	1,457	240,857	(0.9)
First American Financial Corp.	10,474	561,092	(2.0)
FirstEnergy Corp.	27,302	1,046,759	(3.8)
Flex Ltd.	13,025	373,166	(1.4)
Flowserve Corp.	23,206	1,094,395	(4.0)
Fluor Corp.	36,189	1,459,502	(5.3)
Ford Motor Co.	26,465	321,550	(1.2)
Fox Corp., Class A	57,678	1,788,595	(6.5)
Franklin Resources, Inc.	9,719	221,982	(0.8)
Graco, Inc.	13,220	1,060,244	(3.8)
H&R Block, Inc.	10,821	511,076	(1.9)
Halozyme Therapeutics, Inc.	12,438	473,888	(1.7)
Security	Shares	Value	% of Basket Value
United States (continued)
Helmerich & Payne, Inc.	22,723	$893,696	(3.2)%
HF Sinclair Corp.	2,233	121,140	(0.4)
Hologic, Inc.	17,561	1,330,597	(4.8)
HP, Inc.	83,983	2,359,082	(8.6)
Huntington Ingalls Industries, Inc.	40,709	11,273,543	(40.9)
Huntsman Corp.	116,333	2,775,705	(10.1)
IDEXX Laboratories, Inc.	6,026	2,969,372	(10.8)
Illumina, Inc.	7,446	916,230	(3.3)
Incyte Corp.	19,514	1,015,704	(3.7)
Ingredion, Inc.	11,911	1,364,881	(4.9)
Invesco Ltd.	201,979	2,862,042	(10.4)
Ionis Pharmaceuticals, Inc.	17,158	707,939	(2.6)
ITT, Inc.	3,519	455,147	(1.6)
Jack Henry & Associates, Inc.	16,925	2,753,528	(10.0)
James Hardie Industries PLC, CDI	72,541	2,480,045	(9.0)
Jones Lang LaSalle, Inc.	11,833	2,138,223	(7.8)
KBR, Inc.	4,391	285,152	(1.0)
KeyCorp.	147,982	2,144,259	(7.8)
Keysight Technologies, Inc.	2,687	397,515	(1.4)
Lamar Advertising Co., Class A	9,851	1,141,238	(4.1)
Lattice Semiconductor Corp.	5,598	384,023	(1.4)
Liberty Media Corp.-Liberty SiriusXM	5,387	129,611	(0.5)
Lockheed Martin Corp.	6,392	2,971,833	(10.8)
Louisiana-Pacific Corp.	39,968	2,925,258	(10.6)
Lyft, Inc., Class A	14,534	227,312	(0.8)
Manhattan Associates, Inc.	23,301	4,801,404	(17.4)
Marathon Oil Corp.	50,752	1,362,691	(4.9)
Marsh & McLennan Cos., Inc.	19,642	3,917,204	(14.2)
Masco Corp.	21,683	1,484,201	(5.4)
Medpace Holdings, Inc.	723	280,777	(1.0)
Medtronic PLC	66,392	5,327,294	(19.3)
Meritage Homes Corp.	3,320	550,257	(2.0)
MetLife, Inc.	48,059	3,416,034	(12.4)
Mettler-Toledo International, Inc.	1,814	2,230,676	(8.1)
MGIC Investment Corp.	52,439	1,063,463	(3.9)
MGM Resorts International	78,621	3,100,812	(11.2)
Microsoft Corp.	19,363	7,538,597	(27.3)
MSCI, Inc., Class A	3,572	1,663,802	(6.0)
Murphy USA, Inc.	1,414	585,141	(2.1)
Nasdaq, Inc.	27,888	1,669,097	(6.1)
Neurocrine Biosciences, Inc.	4,444	611,228	(2.2)
Nexstar Media Group, Inc., Class A	1,229	196,714	(0.7)
Nutanix, Inc., Class A	10,577	642,024	(2.3)
NVR, Inc.	102	758,763	(2.8)
OGE Energy Corp.	20,337	704,677	(2.6)
O’Reilly Automotive, Inc.	2,679	2,714,524	(9.8)
Oshkosh Corp.	21,176	2,377,429	(8.6)
Otis Worldwide Corp.	36,904	3,365,645	(12.2)
Palo Alto Networks, Inc.	4,163	1,210,975	(4.4)
Paramount Global, Class B	325,126	3,703,185	(13.4)
Parker-Hannifin Corp.	2,624	1,429,844	(5.2)
Penske Automotive Group, Inc.	18,662	2,853,606	(10.3)
Pool Corp.	573	207,730	(0.8)
Post Holdings, Inc.	37,085	3,936,573	(14.3)
Primo Water Corp.	29,387	553,471	(2.0)
Progressive Corp.	8,857	1,844,470	(6.7)
Prologis, Inc.	12,348	1,260,113	(4.6)
Pure Storage, Inc., Class A	9,794	493,618	(1.8)
Qualys, Inc.	9,505	1,557,965	(5.6)
Reinsurance Group of America, Inc.	23,623	4,417,265	(16.0)
Reliance, Inc.	21,228	6,044,036	(21.9)
ResMed, Inc.	578	123,686	(0.4)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
RH	2,595	$641,095	(2.3)%
Robert Half, Inc.	702	48,536	(0.2)
Roche Holding AG	1,491	395,196	(1.4)
Royal Caribbean Cruises Ltd.	3,715	518,725	(1.9)
Sarepta Therapeutics, Inc.	2,173	275,232	(1.0)
Seagate Technology Holdings PLC	93,148	8,002,345	(29.0)
Service Corp. International	32,149	2,305,405	(8.4)
Signify NV	13,132	356,363	(1.3)
Silicon Laboratories, Inc.	6,297	765,023	(2.8)
Southwest Airlines Co.	85,068	2,206,664	(8.0)
Spotify Technology SA	1,872	524,984	(1.9)
Stanley Black & Decker, Inc.	14,937	1,365,242	(4.9)
Stryker Corp.	10,125	3,407,062	(12.4)
Synopsys, Inc.	2,051	1,088,240	(3.9)
Synovus Financial Corp.	3,195	114,349	(0.4)
Sysco Corp.	634	47,119	(0.2)
TD SYNNEX Corp.	14,085	1,659,776	(6.0)
TE Connectivity Ltd.	20,828	2,946,745	(10.7)
Teradata Corp.	37,456	1,389,618	(5.0)
Teradyne, Inc.	26,924	3,131,800	(11.4)
Textron, Inc.	57,030	4,824,168	(17.5)
Transocean Ltd.	70,247	366,689	(1.3)
Trex Co., Inc.	23,671	2,096,067	(7.6)
Truist Financial Corp.	59,991	2,252,662	(8.2)
UGI Corp.	168,124	4,297,249	(15.6)
Ulta Beauty, Inc.	9,547	3,865,007	(14.0)
United Airlines Holdings, Inc.	90,699	4,667,371	(16.9)
United Therapeutics Corp.	4,384	1,027,303	(3.7)
Valero Energy Corp.	9,637	1,540,667	(5.6)
Veeva Systems, Inc., Class A	12,989	2,579,096	(9.4)
Veralto Corp.	59,362	5,561,032	(20.2)
VeriSign, Inc.	38,829	6,580,739	(23.9)
Verizon Communications, Inc.	16,670	658,298	(2.4)
Visa, Inc., A Shares	4,797	1,288,522	(4.7)
Westinghouse Air Brake Technologies Corp.	10,772	1,735,154	(6.3)
Westlake Corp.	11,345	1,671,799	(6.1)
WEX, Inc.	15,457	3,265,446	(11.8)
Zillow Group, Inc., Class C	52,747	2,245,440	(8.1)
Zions Bancorp NA	3,737	152,395	(0.6)
Zoetis, Inc., Class A	10,972	1,747,181	(6.3)
Zoom Video Communications, Inc., Class A	37,740	2,305,914	(8.4)
		341,653,725
Preferred Stocks
Germany
Bayerische Motoren Werke AG	2,624	268,387	(1.0)
Total Reference Entity — Long		632,517,442
Reference Entity — Short
Common Stocks
Australia
APA Group	(519,929)	(2,759,152)	10.0
ASX Ltd.	(178,903)	(7,269,271)	26.4
Aurizon Holdings Ltd.	(509,283)	(1,243,968)	4.5
Beach Energy Ltd.	(1,169,317)	(1,191,250)	4.3
BlueScope Steel Ltd.	(3,360)	(49,041)	0.2
Commonwealth Bank of Australia	(109,035)	(7,936,305)	28.8
Computershare Ltd.	(2,205)	(38,393)	0.1
EBOS Group Ltd.	(22,374)	(463,061)	1.7
Endeavour Group Ltd.	(1,279,866)	(4,378,461)	15.9
Security	Shares	Value	% of Basket Value
Australia (continued)
Insurance Australia Group Ltd.	(10,289)	$(42,440)	0.2%
Lottery Corp. Ltd.	(1,194,718)	(3,706,178)	13.4
Lynas Rare Earths Ltd.	(40,201)	(168,094)	0.6
Medibank Pvt Ltd.	(41,966)	(95,598)	0.3
Mineral Resources Ltd.	(38,118)	(1,720,951)	6.2
Mirvac Group	(1,147,761)	(1,495,123)	5.4
NEXTDC Ltd.	(106,200)	(1,121,546)	4.1
Northern Star Resources Ltd.	(15,785)	(149,622)	0.5
Pilbara Minerals Ltd.	(34,171)	(86,536)	0.3
Qantas Airways Ltd.	(474,335)	(1,780,439)	6.5
QBE Insurance Group Ltd.	(18,595)	(212,751)	0.8
Ramsay Health Care Ltd.	(27,287)	(911,022)	3.3
Reece Ltd.	(80,627)	(1,422,645)	5.2
Santos Ltd.	(27,444)	(134,678)	0.5
SEEK Ltd.	(41,184)	(633,445)	2.3
Stockland	(12,410)	(34,965)	0.1
Suncorp Group Ltd.	(4,184)	(44,741)	0.2
Telstra Group Ltd.	(1,352,216)	(3,175,005)	11.5
Westpac Banking Corp.	(2,531)	(41,845)	0.1
		(42,306,526)
Austria
Voestalpine AG	(7,934)	(210,880)	0.8
Belgium
Elia Group SA/NV	(8,205)	(786,405)	2.9
UCB SA	(29,036)	(3,846,547)	13.9
		(4,632,952)
Bermuda
RenaissanceRe Holdings Ltd.	(9,268)	(2,032,009)	7.4
Canada
Baytex Energy Corp.	(18,837)	(69,692)	0.3
Canadian Apartment Properties REIT	(15,339)	(476,797)	1.7
Fairfax Financial Holdings Ltd.	(662)	(720,108)	2.6
Loblaw Cos. Ltd.	(1,938)	(212,234)	0.8
Nuvei Corp.	(1,619)	(51,730)	0.2
Peyto Exploration & Development Corp.	(175,431)	(1,958,979)	7.1
Quebecor, Inc., Class B	(57,783)	(1,194,164)	4.3
SNC-Lavalin Group, Inc.	(14,109)	(541,005)	2.0
TMX Group Ltd.	(14,965)	(395,708)	1.4
		(5,620,417)
China
Wilmar International Ltd.	(57,900)	(136,353)	0.5
Denmark
Carlsberg A/S, Class B	(6,922)	(926,926)	3.4
Coloplast A/S, Class B	(19,156)	(2,298,377)	8.3
Danske Bank A/S	(181,307)	(5,195,926)	18.8
		(8,421,229)
Finland
Fortum OYJ	(56,720)	(744,273)	2.7
Kesko OYJ, B Shares	(45,489)	(773,043)	2.8
Neste OYJ	(33,164)	(747,696)	2.7
Orion OYJ, Class B	(10,993)	(418,360)	1.5
		(2,683,372)
Germany
AIXTRON SE	(1,854)	(42,887)	0.2
Bayer AG, Class N, Registered Shares	(58,982)	(1,714,305)	6.2
Bechtle AG	(13,625)	(654,490)	2.4
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Covestro AG	(77,208)	$(3,861,166)	14.0%
Deutsche Boerse AG, Class N	(1,126)	(216,707)	0.8
Hannover Rueck SE, Class N	(505)	(124,715)	0.4
Puma SE	(2,476)	(114,358)	0.4
Siemens Healthineers AG	(143,503)	(7,928,655)	28.7
thyssenkrupp AG	(135,303)	(677,270)	2.5
		(15,334,553)
Hong Kong
CLP Holdings Ltd.	(28,500)	(224,018)	0.8
Power Assets Holdings Ltd.	(6,500)	(37,258)	0.2
Sun Hung Kai Properties Ltd.	(10,000)	(92,183)	0.3
		(353,459)
Ireland
Aercap Holdings NV	(92,906)	(7,849,628)	28.5
Israel
Global-e Online Ltd.	(14,711)	(493,260)	1.8
ICL Group Ltd.	(10,797)	(50,669)	0.2
Mobileye Global, Inc., Class A	(40,749)	(1,122,635)	4.0
		(1,666,564)
Italy
Assicurazioni Generali SpA	(64,213)	(1,558,903)	5.7
DiaSorin SpA	(2,440)	(245,440)	0.9
Eni SpA	(65,577)	(1,048,540)	3.8
Leonardo SpA	(31,854)	(728,718)	2.7
Nexi SpA	(6,427)	(37,230)	0.1
Poste Italiane SpA	(13,941)	(176,338)	0.6
		(3,795,169)
Japan
AGC, Inc.	(216,000)	(8,169,658)	29.6
Bridgestone Corp.	(150,800)	(6,794,464)	24.6
Chiba Bank Ltd.	(15,700)	(135,578)	0.5
Chugai Pharmaceutical Co. Ltd.	(2,900)	(94,355)	0.4
Dentsu Group, Inc.	(31,300)	(863,001)	3.1
FUJIFILM Holdings Corp.	(30,800)	(669,696)	2.4
Iida Group Holdings Co. Ltd.	(25,000)	(326,126)	1.2
Japan Metropolitan Fund Invest	(95)	(58,629)	0.2
Japan Real Estate Investment Corp.	(176)	(610,073)	2.2
JSR Corp.	(5,316)	(149,145)	0.5
Kao Corp.	(19,300)	(810,256)	2.9
KDX Realty Investment Corp.	(836)	(835,840)	3.0
Keisei Electric Railway Co. Ltd.	(2,300)	(87,687)	0.3
Kikkoman Corp.	(240,500)	(2,931,547)	10.6
Kintetsu Group Holdings Co. Ltd., Class L	(33,400)	(879,465)	3.2
Kyushu Electric Power Co., Inc.	(14,200)	(135,130)	0.5
Kyushu Railway Co.	(12,900)	(284,172)	1.0
Lasertec Corp.	(300)	(65,913)	0.2
MatsukiyoCocokara & Co.	(29,100)	(423,204)	1.5
MinebeaMitsumi, Inc.	(5,500)	(105,229)	0.4
Mitsubishi Heavy Industries Ltd.	(60,300)	(551,383)	2.0
Mitsubishi Motors Corp.	(756,800)	(2,453,503)	8.9
Mitsui OSK Lines Ltd.	(11,500)	(372,701)	1.4
MonotaRO Co. Ltd.	(9,500)	(116,182)	0.4
NEC Corp.	(700)	(51,574)	0.2
Nippon Building Fund, Inc.	(1,082)	(4,220,119)	15.3
Nippon Sanso Holdings Corp.	(20,900)	(634,272)	2.3
Nissan Chemical Corp.	(2,700)	(94,159)	0.3
NTT Data Group Corp.	(900)	(14,375)	0.1
Rakus Co. Ltd.	(17,200)	(177,901)	0.7
Security	Shares	Value	% of Basket Value
Japan (continued)
Rakuten Bank Ltd.	(4,500)	$(93,406)	0.3%
Rohto Pharmaceutical Co. Ltd.	(13,300)	(265,157)	1.0
Ryohin Keikaku Co. Ltd.	(5,600)	(92,139)	0.3
Sanrio Co. Ltd.	(3,300)	(56,985)	0.2
Secom Co. Ltd.	(3,800)	(269,900)	1.0
Seven & i Holdings Co. Ltd.	(77,400)	(1,022,312)	3.7
SG Holdings Co. Ltd.	(12,700)	(152,008)	0.6
Shimano, Inc.	(33,931)	(5,623,447)	20.4
Shinko Electric Industries Co. Ltd.	(155,600)	(5,551,779)	20.1
SMC Corp.	(5,600)	(3,009,724)	10.9
SoftBank Corp.	(166,600)	(2,052,580)	7.5
Square Enix Holdings Co. Ltd.	(7,300)	(269,566)	1.0
SUMCO Corp.	(137,600)	(2,104,351)	7.6
Sumitomo Forestry Co. Ltd.	(9,700)	(302,260)	1.1
Sumitomo Realty & Development Co. Ltd.	(23,200)	(818,722)	3.0
Taiyo Yuden Co. Ltd.	(190,700)	(4,565,816)	16.6
TDK Corp.	(6,100)	(278,858)	1.0
Tobu Railway Co. Ltd.	(12,100)	(246,181)	0.9
Tohoku Electric Power Co., Inc.	(31,400)	(248,251)	0.9
Tokyo Electric Power Co Holdings, Inc.	(162,800)	(1,038,531)	3.8
Tokyo Seimitsu Co. Ltd.	(1,000)	(66,741)	0.3
Toyo Tire Corp.	(102,500)	(1,982,571)	7.2
Toyota Motor Corp.	(129,900)	(3,006,867)	10.9
Visional, Inc.	(2,800)	(130,993)	0.5
West Japan Railway Co.	(25,600)	(497,367)	1.8
Yamaha Motor Co. Ltd.	(118,600)	(1,128,915)	4.1
Yamato Holdings Co. Ltd.	(68,000)	(918,914)	3.3
Yokohama Rubber Co. Ltd.	(26,000)	(695,631)	2.5
		(69,605,309)
Netherlands
Heineken Holding NV	(17,092)	(1,369,166)	5.0
Heineken NV	(17,477)	(1,693,949)	6.2
IMCD NV	(430)	(64,566)	0.2
JDE Peet’s NV	(60,326)	(1,335,115)	4.8
		(4,462,796)
New Zealand
Auckland International Airport Ltd.	(295,777)	(1,370,662)	5.0
Fisher & Paykel Healthcare Corp. Ltd., Class C	(146,745)	(2,461,751)	8.9
Mercury NZ Ltd.	(134,850)	(507,885)	1.9
Meridian Energy Ltd.	(119,359)	(422,719)	1.5
Spark New Zealand Ltd.	(520,982)	(1,466,899)	5.3
		(6,229,916)
Norway
DNB Bank ASA	(2,425)	(42,753)	0.2
Orkla ASA	(85,098)	(587,539)	2.1
Salmar ASA	(9,424)	(601,272)	2.2
		(1,231,564)
Portugal
Banco Comercial Portugues SA, R Shares	(756,118)	(262,945)	0.9
Singapore
CapitaLand Ascendas REIT	(690,000)	(1,309,340)	4.8
Genting Singapore Ltd.	(266,700)	(178,292)	0.7
Jardine Cycle & Carriage Ltd.	(8,600)	(166,249)	0.6
Oversea-Chinese Banking Corp. Ltd.	(403,300)	(4,194,302)	15.2
Singapore Exchange Ltd.	(45,500)	(310,900)	1.1
Singapore Technologies Engineering Ltd.	(154,300)	(454,018)	1.6
		(6,613,101)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Spain
Amadeus IT Group SA	(12,684)	$(801,787)	2.9%
CaixaBank SA	(37,199)	(195,461)	0.7
Cellnex Telecom SA	(14,617)	(481,101)	1.7
Enagas SA	(4,996)	(72,956)	0.3
		(1,551,305)
Sweden
Assa Abloy AB, Class B	(8,456)	(225,895)	0.8
Boliden AB	(20,990)	(697,955)	2.5
Castellum AB	(85,483)	(1,028,116)	3.7
Epiroc AB, Class A	(162,345)	(3,039,902)	11.0
Epiroc AB, Class B	(14,856)	(249,229)	0.9
EQT AB	(28,734)	(785,658)	2.8
Essity AB, Class B	(37,749)	(951,519)	3.5
Getinge AB, B Shares	(41,335)	(879,897)	3.2
Investment AB Latour, B Shares	(6,680)	(163,068)	0.6
Lifco AB, B Shares	(13,218)	(324,412)	1.2
Sandvik Ab	(169,246)	(3,418,154)	12.4
Skandinaviska Enskilda Banken AB, Class A	(297,659)	(3,947,418)	14.3
Svenska Cellulosa AB SCA, Class B	(46,040)	(682,650)	2.5
Svenska Handelsbanken AB, A Shares	(143,394)	(1,247,358)	4.5
Swedbank AB, A Shares	(184,783)	(3,578,582)	13.0
		(21,219,813)
Switzerland
Bachem Holding AG, Class N	(4,695)	(410,491)	1.5
Baloise Holding AG, Class N	(15,579)	(2,372,150)	8.6
Barry Callebaut AG, Class N, Registered Shares	(731)	(1,188,962)	4.3
Cie Financiere Richemont SA, Registered Shares	(12,931)	(1,801,265)	6.5
EMS-Chemie Holding AG, Registered Shares	(2,621)	(2,105,965)	7.6
Julius Baer Group Ltd., Class N	(137,237)	(7,418,639)	26.9
On Holding AG, Class A	(47,899)	(1,520,793)	5.5
Partners Group Holding AG	(132)	(171,162)	0.6
SIG Group AG	(17,650)	(355,536)	1.3
Swatch Group AG	(720)	(152,470)	0.6
Swiss Life Holding AG, Class N, Registered Shares	(8,428)	(5,730,080)	20.8
Swisscom AG, Class N, Registered Shares	(14,923)	(8,250,636)	29.9
		(31,478,149)
Thailand
Fabrinet	(9,147)	(1,583,071)	5.7
United Kingdom
Admiral Group PLC	(12,004)	(407,052)	1.5
Beazley PLC	(54,004)	(445,107)	1.6
Berkeley Group Holdings PLC	(31,151)	(1,823,021)	6.6
DS Smith PLC	(293,044)	(1,271,013)	4.6
Howden Joinery Group PLC	(39,378)	(426,995)	1.6
InterContinental Hotels Group PLC	(16,314)	(1,581,811)	5.7
JD Sports Fashion PLC	(1,008,280)	(1,437,365)	5.2
Legal & General Group PLC	(392,558)	(1,147,748)	4.2
Lloyds Banking Group PLC	(407,497)	(262,011)	1.0
Persimmon PLC	(29,584)	(477,249)	1.7
Reckitt Benckiser Group PLC	(4,852)	(270,307)	1.0
Rentokil Initial PLC	(166,125)	(834,809)	3.0
Severn Trent PLC	(79,405)	(2,439,759)	8.8
SSE PLC	(496,271)	(10,279,029)	37.3
Unilever PLC	(40,166)	(2,059,628)	7.5
Vistry Group PLC	(162,326)	(2,402,500)	8.7
		(27,565,404)
Security	Shares	Value	% of Basket Value
United States
10X Genomics, Inc., Class A	(8,082)	$(236,641)	0.9%
Aflac, Inc.	(85,849)	(7,181,269)	26.0
Agree Realty Corp.	(17,669)	(1,011,020)	3.7
Air Lease Corp., Class A	(14,141)	(710,444)	2.6
Air Products and Chemicals, Inc.	(51,426)	(12,154,021)	44.1
Airbnb, Inc., Class A	(13,522)	(2,144,184)	7.8
Albemarle Corp.	(9,768)	(1,175,188)	4.3
Alight, Inc., Class A	(137,468)	(1,239,961)	4.5
Alliant Energy Corp.	(72,813)	(3,626,087)	13.2
Amcor PLC	(188,895)	(1,688,721)	6.1
Ameriprise Financial, Inc.	(3,180)	(1,309,492)	4.7
Amkor Technology, Inc.	(23,254)	(752,267)	2.7
Amphenol Corp., Class A	(98,269)	(11,867,947)	43.0
Annaly Capital Management, Inc.	(7,146)	(133,916)	0.5
Antero Midstream Corp.	(47,516)	(657,621)	2.4
Antero Resources Corp.	(25,306)	(860,657)	3.1
Apollo Global Management, Inc.	(41,213)	(4,466,665)	16.2
Asana, Inc., Class A	(9,953)	(148,001)	0.5
Asbury Automotive Group, Inc.	(206)	(43,309)	0.2
Aspen Technology, Inc.	(4,643)	(914,067)	3.3
ATI, Inc.	(16,413)	(979,856)	3.6
Avantor, Inc.	(27,504)	(666,422)	2.4
Ball Corp.	(138,626)	(9,644,211)	35.0
Bath & Body Works, Inc.	(15,042)	(683,208)	2.5
BJ’s Wholesale Club Holdings, Inc.	(23,089)	(1,724,287)	6.3
Blue Owl Capital, Inc.	(56,710)	(1,071,252)	3.9
Boeing Co.	(63,217)	(10,610,341)	38.5
Boston Scientific Corp.	(50,676)	(3,642,084)	13.2
Braze, Inc., Class A	(6,219)	(260,576)	0.9
Capital One Financial Corp.	(3,132)	(449,223)	1.6
Cava Group, Inc.	(16,006)	(1,151,472)	4.2
CDW Corp.	(7,096)	(1,716,239)	6.2
Celanese Corp., Class A	(46,691)	(7,172,205)	26.0
Chesapeake Energy Corp.	(21,891)	(1,967,563)	7.1
Chipotle Mexican Grill, Inc.	(2,171)	(6,859,492)	24.9
Choice Hotels International, Inc.	(392)	(46,358)	0.2
Chord Energy Corp.	(18,701)	(3,309,703)	12.0
Churchill Downs, Inc.	(12,858)	(1,658,682)	6.0
Civitas Resources, Inc.	(57,240)	(4,118,990)	14.9
Coherent Corp.	(36,566)	(1,997,601)	7.2
Confluent, Inc., Class A	(30,828)	(866,883)	3.1
Constellation Energy Corp.	(17,589)	(3,270,499)	11.9
Cooper Cos, Inc.	(21,246)	(1,892,169)	6.9
Coty, Inc., Class A	(41,964)	(480,068)	1.7
Crane Co.	(17,747)	(2,484,757)	9.0
Crown Holdings, Inc.	(29,766)	(2,442,896)	8.9
CSL Ltd.	(337)	(59,877)	0.2
Diamondback Energy, Inc.	(72,781)	(14,638,443)	53.1
Dollar General Corp.	(19,171)	(2,668,411)	9.7
Dollar Tree, Inc.	(1,313)	(155,262)	0.6
DoubleVerify Holdings, Inc.	(7,034)	(206,096)	0.7
Dow, Inc.	(65,568)	(3,730,819)	13.5
Doximity, Inc., Class A	(26,492)	(643,491)	2.3
Duke Energy Corp.	(15,780)	(1,550,543)	5.6
Dun & Bradstreet Holdings, Inc.	(39,954)	(363,581)	1.3
Duolingo, Inc.	(12,488)	(2,819,166)	10.2
Elastic NV	(1,695)	(173,263)	0.6
Element Solutions, Inc.	(13,256)	(306,611)	1.1
Encompass Health Corp.	(22,344)	(1,863,043)	6.8
Endeavor Group Holdings, Inc., Class A	(20,269)	(535,304)	1.9
Entegris, Inc.	(3,653)	(485,557)	1.8
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Equifax, Inc.	(4,214)	$(927,881)	3.4%
Erie Indemnity Co., Class A	(1,782)	(681,900)	2.5
Essex Property Trust, Inc.	(5,247)	(1,292,074)	4.7
Estee Lauder Cos., Inc., Class A	(24,135)	(3,540,846)	12.8
Extra Space Storage, Inc.	(26,066)	(3,500,142)	12.7
F&G Annuities & Life, Inc.	(1)	(38)	0.0
Fifth Third Bancorp	(20,762)	(756,983)	2.7
First Citizens BancShares, Inc., Class A	(458)	(772,536)	2.8
Freeport-McMoRan, Inc.	(265,602)	(13,264,164)	48.1
Freshworks, Inc., Class A	(38,818)	(692,901)	2.5
Gaming and Leisure Properties, Inc.	(3,958)	(169,125)	0.6
GE HealthCare Technologies, Inc.	(5,249)	(400,184)	1.5
Gitlab, Inc., Class A	(19,989)	(1,048,823)	3.8
Graphic Packaging Holding Co.	(92,075)	(2,380,139)	8.6
Hasbro, Inc.	(22,757)	(1,395,004)	5.1
Healthcare Realty Trust, Inc.	(148,430)	(2,112,159)	7.7
Hexcel Corp.	(1,454)	(93,361)	0.3
Houlihan Lokey, Inc., Class A	(8,464)	(1,079,075)	3.9
Howmet Aerospace, Inc.	(207,369)	(13,841,881)	50.2
Humana, Inc.	(12,890)	(3,893,940)	14.1
Hyatt Hotels Corp., Class A	(30,092)	(4,477,389)	16.2
Immunovant, Inc.	(3,461)	(94,970)	0.3
Ingersoll Rand, Inc.	(15,011)	(1,400,827)	5.1
Interactive Brokers Group, Inc., Class A	(51,348)	(5,911,182)	21.4
International Business Machines Corp.	(42,522)	(7,067,156)	25.6
International Flavors & Fragrances, Inc.	(2,558)	(216,535)	0.8
Intra-Cellular Therapies, Inc.	(21,477)	(1,542,263)	5.6
Johnson Controls International PLC	(222,808)	(14,498,117)	52.6
Keurig Dr. Pepper, Inc.	(216,485)	(7,295,544)	26.5
Kite Realty Group Trust	(80,582)	(1,756,688)	6.4
KKR & Co., Inc., Class A	(5,988)	(557,303)	2.0
Laboratory Corp. of America Holdings	(9,830)	(1,979,467)	7.2
Lantheus Holdings, Inc.	(17,936)	(1,193,461)	4.3
Las Vegas Sands Corp.	(203,132)	(9,010,936)	32.7
Levi Strauss & Co., Class A	(33,089)	(702,149)	2.5
Loews Corp.	(10,917)	(820,413)	3.0
MACOM Technology Solutions Holdings, Inc., Class H	(8,953)	(912,758)	3.3
MarketAxess Holdings, Inc.	(1,247)	(249,512)	0.9
Marriott International, Inc., Class A	(10,885)	(2,570,275)	9.3
Masimo Corp.	(1,774)	(238,443)	0.9
Matador Resources Co.	(17,075)	(1,063,772)	3.9
Moody’s Corp.	(14,073)	(5,211,654)	18.9
Mueller Industries, Inc.	(14,346)	(800,794)	2.9
National Storage Affiliates Trust	(59,145)	(2,072,441)	7.5
New Fortress Energy, Inc., Class A	(92,856)	(2,432,827)	8.8
Noble Corp. PLC	(43,232)	(1,918,636)	7.0
Nordson Corp.	(3,409)	(880,170)	3.2
Norwegian Cruise Line Holdings Ltd.	(49,203)	(930,921)	3.4
Omnicom Group, Inc.	(31,398)	(2,914,990)	10.6
ONEOK, Inc.	(125,624)	(9,939,371)	36.0
Onto Innovation, Inc.	(6,386)	(1,184,539)	4.3
PACCAR, Inc.	(65,928)	(6,995,620)	25.4
Parsons Corp.	(39,716)	(3,118,103)	11.3
PBF Energy, Inc., Class A	(3,306)	(176,111)	0.6
Permian Resources Corp.	(160,495)	(2,688,291)	9.7
Pinnacle Financial Partners, Inc.	(5,514)	(422,924)	1.5
Procore Technologies, Inc.	(7,365)	(503,913)	1.8
Prudential Financial, Inc.	(69,547)	(7,683,553)	27.9
PTC, Inc.	(13,540)	(2,402,538)	8.7
Public Service Enterprise Group, Inc.	(37,940)	(2,620,895)	9.5
Security	Shares	Value	% of Basket Value
United States (continued)
Qiagen NV, QGEN	(14,346)	$(607,266)	2.2%
Qiagen NV, QIAD	(8,805)	(366,087)	1.3
R1 RCM, Inc.	(3,362)	(41,319)	0.2
Range Resources Corp.	(1,400)	(50,274)	0.2
Raymond James Financial, Inc.	(20,906)	(2,550,532)	9.2
Regal Rexnord Corp.	(3,092)	(498,956)	1.8
Rithm Capital Corp.	(211,150)	(2,347,988)	8.5
Robinhood Markets, Inc., Class A	(67,288)	(1,109,579)	4.0
Ryman Hospitality Properties, Inc.	(8,908)	(939,616)	3.4
Samsara, Inc., Class A	(23,238)	(811,703)	2.9
Selective Insurance Group, Inc.	(1,248)	(126,859)	0.5
SentinelOne, Inc., Class A	(9,138)	(193,086)	0.7
SharkNinja, Inc.	(5,153)	(331,235)	1.2
Shockwave Medical, Inc.	(1,886)	(622,738)	2.3
Simon Property Group, Inc.	(29,647)	(4,166,293)	15.1
Simpson Manufacturing Co., Inc.	(141)	(24,518)	0.1
SoFi Technologies, Inc.	(4,076)	(27,635)	0.1
SolarEdge Technologies, Inc.	(12,367)	(725,325)	2.6
SouthState Corp.	(12,361)	(935,728)	3.4
SPS Commerce, Inc.	(1,312)	(228,117)	0.8
STAG Industrial, Inc.	(32,688)	(1,124,140)	4.1
Steel Dynamics, Inc.	(8,622)	(1,121,895)	4.1
STERIS PLC	(3,890)	(795,738)	2.9
Sun Communities, Inc.	(16,875)	(1,878,525)	6.8
Swiss Re AG	(3,213)	(352,109)	1.3
Take-Two Interactive Software, Inc.	(31,440)	(4,489,946)	16.3
Teleflex, Inc.	(4,107)	(857,336)	3.1
Tempur Sealy International, Inc.	(3,025)	(151,432)	0.6
Tenable Holdings, Inc.	(10,363)	(466,024)	1.7
Tenaris SA	(58,098)	(959,943)	3.5
Terreno Realty Corp.	(7,747)	(421,049)	1.5
Tesla, Inc.	(43,125)	(7,903,950)	28.7
Tidewater, Inc.	(24,392)	(2,240,405)	8.1
TKO Group Holdings, Inc., Class A	(15,400)	(1,457,918)	5.3
Tractor Supply Co.	(30,818)	(8,415,779)	30.5
Tyler Technologies, Inc.	(536)	(247,391)	0.9
Universal Display Corp.	(607)	(95,894)	0.3
Valaris Ltd.	(31,644)	(2,058,759)	7.5
Valley National Bancorp	(46,580)	(326,526)	1.2
Valvoline, Inc.	(8,179)	(347,771)	1.3
Vaxcyte, Inc.	(10,464)	(633,595)	2.3
Viatris, Inc.	(10,236)	(118,431)	0.4
Viking Therapeutics, Inc.	(41,189)	(3,277,821)	11.9
Vontier Corp.	(71,818)	(2,917,965)	10.6
Voya Financial, Inc.	(39,166)	(2,669,555)	9.7
Warner Music Group Corp., Class A	(11,941)	(394,053)	1.4
Webster Financial Corp.	(16,109)	(706,057)	2.6
Welltower, Inc.	(29,795)	(2,838,868)	10.3
Whirlpool Corp.	(14,470)	(1,372,624)	5.0
Wingstop, Inc.	(303)	(116,591)	0.4
Wyndham Hotels & Resorts, Inc.	(10,679)	(785,013)	2.8
XPO, Inc.	(6,745)	(724,818)	2.6
ZoomInfo Technologies, Inc., Class A	(17,129)	(271,666)	1.0
		(393,233,030)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Rights
Australia
NEXTDC Ltd., (Expires 05/09/24, Strike Price AUD 15.40)	(17,700)	$(14,723)	0.1%
Total Reference Entity — Short		(660,094,237)
Net Value of Reference Entity — BNP Paribas SA		$(27,576,795)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/17/25 — 11/17/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Austal Ltd.	190,075	$279,549	14.9%
Bega Cheese Ltd.	132,837	350,274	18.7
Boral Ltd.	292,132	1,069,897	57.0
Centuria Industrial REIT	208,162	422,668	22.5
Challenger Ltd.	162,410	696,872	37.1
Data#3 Ltd.	84,340	412,486	22.0
Downer EDI Ltd.	456,061	1,361,404	72.6
GrainCorp Ltd., Class A	87,988	480,898	25.6
Growthpoint Properties Australia Ltd.	149,422	227,462	12.1
Insignia Financial Ltd.	529,657	824,628	44.0
McMillan Shakespeare Ltd.	191,405	2,271,432	121.1
Monadelphous Group Ltd.	12,725	108,482	5.8
NRW Holdings Ltd.	201,195	357,011	19.0
Ridley Corp. Ltd.	24,642	35,747	1.9
Technology One Ltd.	165,054	1,700,632	90.7
Ventia Services Group Pty Ltd.	403,081	932,904	49.7
		11,532,346
Austria
ANDRITZ AG	23,221	1,261,231	67.2
Kontron AG	12,685	254,209	13.6
		1,515,440
Belgium
Proximus SADP	161,526	1,187,373	63.3
Canada
AbCellera Biologics, Inc.	90,848	343,405	18.3
Ag Growth International, Inc.	2,272	87,353	4.7
Canfor Corp.	28,752	302,632	16.1
Centerra Gold, Inc.	47,875	291,041	15.5
Doman Building Materials Group Ltd.	4,793	26,702	1.4
Innergex Renewable Energy, Inc.	187,017	1,089,421	58.1
Interfor Corp.	14,388	182,335	9.7
Nexus Industrial REIT	40,351	203,432	10.8
North American Construction Group Ltd.	5,843	122,922	6.6
Obsidian Energy Ltd.	54,556	467,411	24.9
Pason Systems, Inc.	6,462	73,358	3.9
Stelco Holdings, Inc.	1,680	48,635	2.6
Transcontinental, Inc., Class A	1,633	16,182	0.9
		3,254,829
Security	Shares	Value	% of Basket Value
Finland
Outokumpu OYJ	765,879	$3,085,899	164.5%
Georgia
TBC Bank Group PLC	2,924	125,996	6.7
Germany
Aurubis AG	7,606	603,252	32.2
Auto1 Group SE	87,201	442,129	23.6
Bilfinger SE	3,022	140,078	7.5
Deutsche Pfandbriefbank AG	156,694	741,944	39.5
Deutsche Wohnen SE	6,555	123,126	6.6
Deutz AG	13,232	76,067	4.1
Duerr AG	15,244	388,560	20.7
Grand City Properties SA	52,342	581,937	31.0
SAF-Holland SE	14,667	281,263	15.0
Salzgitter AG	3,634	92,905	4.9
United Internet AG, Class N, Registered Shares	57,569	1,386,911	73.9
		4,858,172
Hong Kong
HK Electric Investments & HK Electric Investments Ltd.	376,500	225,133	12.0
Ireland
Cairn Homes PLC	263,698	445,700	23.7
Greencore Group PLC	103,230	168,465	9.0
		614,165
Israel
Delek Group Ltd.	2,343	263,410	14.0
Kornit Digital Ltd.	3,818	58,835	3.1
Plus500 Ltd.	277,922	7,492,317	399.4
		7,814,562
Italy
Banca IFIS SpA	11,817	262,196	14.0
Brunello Cucinelli SpA	11,051	1,123,377	59.9
Buzzi SpA	3,851	138,131	7.3
Credito Emiliano SpA	13,705	144,179	7.7
De’ Longhi SpA	22,489	736,172	39.2
Maire Tecnimont SpA	8,862	73,074	3.9
Sesa SpA	1,202	124,437	6.6
Webuild SpA	80,803	201,960	10.8
		2,803,526
Japan
77 Bank Ltd.	37,500	1,081,856	57.7
Aisan Industry Co. Ltd.	43,500	416,747	22.2
Alfresa Holdings Corp.	124,100	1,877,666	100.1
Amano Corp.	6,600	161,658	8.6
Awa Bank Ltd.	15,600	268,663	14.3
BIPROGY, Inc.	7,000	208,210	11.1
BML, Inc.	8,200	155,038	8.3
Cellebrite Di Ltd.	77,573	838,564	44.7
Coca-Cola Bottlers Japan Holdings, Inc.	82,000	1,173,718	62.6
Create Restaurants Holdings, Inc.	56,900	401,082	21.4
Create SD Holdings Co. Ltd.	15,300	338,018	18.0
Daicel Corp.	91,100	859,063	45.8
Daiichikosho Co. Ltd.	9,700	115,846	6.2
Dentsu Soken, Inc.	9,000	304,609	16.2
DIC Corp.	23,700	453,131	24.2
Doutor Nichires Holdings Co. Ltd.	23,400	319,533	17.0
DTS Corp.	6,800	189,485	10.1
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Elematec Corp.	3,200	$39,807	2.1%
Ezaki Glico Co. Ltd.	55,800	1,472,053	78.5
Fuji Corp./Aichi	118,800	2,029,868	108.2
FULLCAST Holdings Co. Ltd.	17,500	171,358	9.1
Furukawa Electric Co. Ltd.	66,000	1,445,754	77.1
Glory Ltd.	18,100	333,440	17.8
Gunma Bank Ltd.	120,900	747,142	39.8
Hanwa Co. Ltd.	28,600	1,124,115	59.9
Heiwa Real Estate Co. Ltd.	11,300	319,040	17.0
Heiwado Co. Ltd.	26,400	415,657	22.2
Hiday Hidaka Corp.	22,800	415,057	22.1
Hioki EE Corp.	9,600	392,563	20.9
Hyakujushi Bank Ltd.	12,700	236,282	12.6
Inaba Denki Sangyo Co. Ltd.	4,100	97,788	5.2
Itochu Enex Co. Ltd.	40,600	402,206	21.4
JTEKT Corp.	158,900	1,262,521	67.3
Kanamoto Co. Ltd.	70,800	1,210,859	64.5
Kissei Pharmaceutical Co. Ltd.	5,200	121,879	6.5
Kokuyo Co. Ltd.	41,000	715,981	38.2
Kyoritsu Maintenance Co. Ltd.	52,900	1,147,373	61.2
Maruha Nichiro Corp.	19,100	381,062	20.3
Maxell Ltd.	50,600	510,523	27.2
Mebuki Financial Group, Inc.	108,500	392,076	20.9
MEITEC Group Holdings, Inc.	31,000	589,363	31.4
Menicon Co. Ltd.	53,100	523,397	27.9
Mizuno Corp.	29,500	1,463,269	78.0
Modec, Inc.	46,300	935,147	49.8
Morinaga & Co. Ltd.	17,800	294,245	15.7
Nippon Light Metal Holdings Co. Ltd.	10,800	131,136	7.0
Nishi-Nippon Financial Holdings, Inc.	64,100	822,608	43.8
Nittetsu Mining Co. Ltd.	2,300	73,985	3.9
NOK Corp.	36,900	543,592	29.0
Nomura Co. Ltd.	24,100	132,717	7.1
Noritz Corp.	7,600	87,742	4.7
NTN Corp.	880,300	1,786,224	95.2
Okamura Corp.	7,000	108,367	5.8
Ryobi Ltd.	47,500	844,343	45.0
Sanki Engineering Co. Ltd.	22,100	317,352	16.9
Sato Holdings Corp.	8,500	120,540	6.4
Seikitokyu Kogyo Co. Ltd.	54,500	630,928	33.6
Seino Holdings Co. Ltd.	12,700	174,084	9.3
Senshu Electric Co. Ltd.	700	24,974	1.3
Shibaura Machine Co. Ltd.	16,700	382,191	20.4
Sohgo Security Services Co. Ltd.	9,500	53,999	2.9
Sumitomo Bakelite Co. Ltd.	8,300	239,548	12.8
Suruga Bank Ltd.	16,400	102,199	5.4
Tadano Ltd.	20,000	164,335	8.8
Taikisha Ltd.	13,400	404,015	21.5
Toho Holdings Co. Ltd.	11,100	271,793	14.5
Tokai Rika Co. Ltd.	25,800	360,676	19.2
Tokai Tokyo Financial Holdings, Inc.	60,100	223,387	11.9
Towa Pharmaceutical Co. Ltd.	13,200	242,875	12.9
Toyo Seikan Group Holdings Ltd., Class L	35,800	564,176	30.1
Toyoda Gosei Co. Ltd.	22,200	440,274	23.5
Toyota Boshoku Corp.	408,800	6,193,421	330.1
Trusco Nakayama Corp.	9,900	167,005	8.9
TSI Holdings Co. Ltd.	81,700	466,766	24.9
Tsubakimoto Chain Co.	15,300	537,966	28.7
Wacom Co. Ltd.	95,300	373,939	19.9
WingArc1st, Inc.	1,300	22,519	1.2
YAMABIKO Corp.	13,800	186,733	10.0
Security	Shares	Value	% of Basket Value
Japan (continued)
Yamazen Corp.	63,400	$568,098	30.3%
Yaoko Co. Ltd.	9,400	520,078	27.7
Yokogawa Bridge Holdings Corp.	29,600	549,230	29.3
Yuasa Trading Co. Ltd.	6,400	239,062	12.7
		47,425,589
Netherlands
Eurocommercial Properties NV	4,433	100,385	5.4
Koninklijke BAM Groep NV	246,053	999,900	53.3
		1,100,285
Norway
Aker Solutions ASA	44,793	171,116	9.1
Elkem ASA	139,284	247,305	13.2
Odfjell Drilling Ltd.	19,829	91,739	4.9
Wallenius Wilhelmsen ASA	31,126	317,556	16.9
		827,716
Portugal
Mota-Engil SGPS SA	43,388	186,884	9.9
Sonae SGPS SA	381,416	380,314	20.3
		567,198
Singapore
Suntec Real Estate Investment Trust	89,600	70,889	3.8
Spain
Atlantica Sustainable Infrastructure PLC	49,256	963,940	51.4
Indra Sistemas SA	51,167	973,732	51.9
Inmobiliaria Colonial Socimi SA	43,878	255,536	13.6
Mapfre SA	922,795	2,216,691	118.2
Merlin Properties Socimi SA	58,137	651,296	34.7
		5,061,195
Switzerland
dormakaba Holding AG, Class N	1,787	958,325	51.1
EFG International AG, Class N	24,935	292,322	15.6
IWG PLC	587,136	1,351,650	72.0
		2,602,297
United Kingdom
Domino’s Pizza Group PLC	6,675	26,954	1.4
Firstgroup PLC	251,513	507,386	27.0
Grainger PLC	197,882	632,656	33.7
Hilton Food Group PLC	115,040	1,311,036	69.9
Investec PLC	339,774	2,144,173	114.3
Jupiter Fund Management PLC	147,096	141,200	7.5
Keller Group PLC	22,226	303,835	16.2
Mitchells & Butlers PLC	60,968	182,900	9.8
Mitie Group PLC	186,612	272,649	14.5
Morgan Sindall Group PLC	8,601	241,587	12.9
NCC Group PLC	60,337	101,883	5.4
Playtech PLC	100,820	665,557	35.5
Quilter PLC	1,926,665	2,633,920	140.4
TP ICAP Group PLC	428,017	1,103,980	58.9
Trustpilot Group PLC	422,139	999,381	53.3
Vesuvius PLC	1,909	11,354	0.6
Workspace Group PLC	19,142	118,340	6.3
		11,398,791
United States
1-800-Flowers.com, Inc., Class A	27,601	250,341	13.3
Accel Entertainment, Inc.	20,406	219,160	11.7
ACI Worldwide, Inc.	9,334	318,289	17.0
Agilysys, Inc.	3,925	325,971	17.4

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Alarm.com Holdings, Inc.	17,907	$1,190,816	63.5%
Allient, Inc.	16,676	490,108	26.1
American Vanguard Corp.	42,689	486,228	25.9
Amplitude, Inc., Class A	42,916	420,148	22.4
ANI Pharmaceuticals, Inc.	380	25,080	1.3
Anywhere Real Estate, Inc.	97,807	475,342	25.3
Apogee Enterprises, Inc.	7,272	449,264	23.9
Argan, Inc.	754	45,436	2.4
Atea Pharmaceuticals, Inc.	55,400	204,980	10.9
Beazer Homes USA, Inc.	26,610	745,878	39.8
Brink’s Co.	108,625	9,500,343	506.4
Capitol Federal Financial, Inc.	54,333	259,168	13.8
Carriage Services, Inc.	72,332	1,850,253	98.6
Cars.com, Inc.	18,977	317,106	16.9
Castle Biosciences, Inc.	45,066	950,442	50.7
Chegg, Inc.	77,683	401,621	21.4
CommVault Systems, Inc.	25,856	2,649,464	141.2
Comstock Resources, Inc.	85,852	863,671	46.0
ConnectOne Bancorp, Inc.	40,383	723,260	38.5
Corcept Therapeutics, Inc.	61,440	1,432,781	76.4
Coursera, Inc.	57,064	583,194	31.1
CTO Realty Growth, Inc.	93,951	1,630,050	86.9
Customers Bancorp, Inc.	3,120	142,490	7.6
Dave & Buster’s Entertainment, Inc.	11,845	632,523	33.7
Delek U.S. Holdings, Inc.	6,007	164,171	8.7
Deluxe Corp.	29,232	577,332	30.8
Dime Community Bancshares, Inc.	5,357	97,497	5.2
DXP Enterprises, Inc.	16,317	795,617	42.4
Eagle Bancorp, Inc.	8,084	149,473	8.0
El Pollo Loco Holdings, Inc.	15,137	128,967	6.9
Everi Holdings, Inc.	72,541	592,660	31.6
eXp World Holdings, Inc.	61,893	616,454	32.9
EZCORP, Inc., Class A	26,755	293,770	15.7
FirstCash Holdings, Inc.	13,332	1,506,249	80.3
Frontdoor, Inc.	38,401	1,178,527	62.8
Fulgent Genetics, Inc.	4,580	93,203	5.0
G-III Apparel Group Ltd.	13,605	382,981	20.4
Global Industrial Co.	14,608	562,554	30.0
GMS, Inc.	95,800	8,863,416	472.4
GQG Partners, Inc., CDI	545,627	801,500	42.7
Gray Television, Inc.	34,462	198,157	10.6
Hackett Group, Inc.	10,359	224,687	12.0
Health Catalyst, Inc.	75,685	470,761	25.1
Healthcare Services Group, Inc.	20,351	216,128	11.5
Heidrick & Struggles International, Inc.	26,969	795,046	42.4
Hims & Hers Health, Inc., Class A	3,412	42,752	2.3
Huron Consulting Group, Inc.	1,674	156,084	8.3
Independent Bank Corp.	9,955	246,984	13.2
Intapp, Inc.	22,093	683,116	36.4
iRadimed Corp.	4,181	169,790	9.0
JELD-WEN Holding, Inc.	6,609	135,485	7.2
John B Sanfilippo & Son, Inc.	1,731	172,581	9.2
Kennedy-Wilson Holdings, Inc.	785,250	6,745,298	359.5
Lovesac Co.	22,879	507,456	27.0
Mativ Holdings, Inc.	47,047	859,078	45.8
MaxLinear, Inc.	30,498	634,053	33.8
Methode Electronics, Inc.	15,276	186,214	9.9
Midland States Bancorp, Inc.	8,224	180,106	9.6
Miller Industries, Inc.	9,265	451,298	24.1
N-able, Inc.	62,297	763,761	40.7
National Health Investors, Inc.	1,044	65,835	3.5
Security	Shares	Value	% of Basket Value
United States (continued)
NMI Holdings, Inc., Class A	16,724	$516,103	27.5%
Novocure Ltd.	85,156	1,042,309	55.6
OceanFirst Financial Corp.	16,623	245,356	13.1
ON24, Inc.	41,485	273,386	14.6
Pennant Group, Inc.	6,164	128,889	6.9
Perella Weinberg Partners, Class A	24,621	367,345	19.6
PetIQ, Inc., Class A	36,919	602,518	32.1
PRA Group, Inc.	37,880	901,165	48.0
Premier Financial Corp.	12,643	245,021	13.1
PROG Holdings, Inc.	10,286	341,907	18.2
Progress Software Corp.	9,624	479,468	25.6
Proto Labs, Inc.	7,796	237,622	12.7
Rapid7, Inc.	107,128	4,799,334	255.8
REX American Resources Corp.	4,443	245,831	13.1
RHI Magnesita NV	11,617	523,604	27.9
Safehold, Inc.	2,696	49,175	2.6
SEMrush Holdings, Inc., Class A	15,897	194,579	10.4
Semtech Corp.	26,726	1,005,432	53.6
SI-BONE, Inc.	44,958	641,101	34.2
Sims Ltd.	16,489	125,672	6.7
SolarWinds Corp.	21,282	234,528	12.5
Southside Bancshares, Inc.	3,468	92,457	4.9
Supernus Pharmaceuticals, Inc.	4,574	137,677	7.3
Theravance Biopharma, Inc.	16,435	138,711	7.4
Tri Pointe Homes, Inc.	205,908	7,587,710	404.4
TTM Technologies, Inc.	35,520	530,314	28.3
Univest Financial Corp.	298	6,219	0.3
Upwork, Inc.	80,107	937,252	50.0
Varex Imaging Corp.	23,655	384,394	20.5
Verint Systems, Inc.	58,900	1,783,492	95.1
Viad Corp.	14,185	489,099	26.1
Vital Farms, Inc.	35,751	956,697	51.0
World Kinect Corp.	38,704	909,544	48.5
Yext, Inc.	12,709	69,772	3.7
		85,516,131
Total Reference Entity — Long		191,587,532
Reference Entity — Short
Common Stocks
Australia
ALS Ltd.	(177,382)	(1,474,960)	(78.6)
Ansell Ltd.	(214,115)	(3,501,763)	(186.7)
Atlas Arteria Ltd.	(363,690)	(1,206,975)	(64.3)
Bapcor Ltd.	(661,729)	(2,497,645)	(133.1)
Bendigo & Adelaide Bank Ltd.	(109,236)	(681,022)	(36.3)
Brickworks Ltd.	(35,952)	(615,865)	(32.8)
De Grey Mining Ltd.	(2,843,681)	(2,353,782)	(125.5)
Genesis Minerals Ltd.	(162,766)	(180,951)	(9.7)
Gold Road Resources Ltd.	(1,257,759)	(1,294,195)	(69.0)
GUD Holdings Ltd.	(112,945)	(737,514)	(39.3)
IPH Ltd.	(21,562)	(86,510)	(4.6)
Karoon Energy Ltd.	(616,612)	(759,020)	(40.5)
Nufarm Ltd.	(166,675)	(547,992)	(29.2)
Orora Ltd.	(893,601)	(1,245,772)	(66.4)
Steadfast Group Ltd.	(103,588)	(375,168)	(20.0)
		(17,559,134)
Austria
CA Immobilien Anlagen AG	(68,813)	(2,228,381)	(118.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Bermuda
Fidelis Insurance Holdings Ltd., Class L	(4,266)	$(79,262)	(4.2)%
Canada
Allied Properties Real Estate Investment Trust	(164,800)	(2,027,173)	(108.0)
Ballard Power Systems, Inc.	(9,236)	(24,252)	(1.3)
Cineplex, Inc.	(36,259)	(228,616)	(12.2)
Definity Financial Corp.	(12,606)	(420,048)	(22.4)
EQB, Inc.	(8,639)	(520,839)	(27.8)
Maple Leaf Foods, Inc.	(12,821)	(226,674)	(12.1)
Martinrea International, Inc.	(37,183)	(308,862)	(16.5)
Mattr Corp.	(3,685)	(43,999)	(2.3)
Skeena Resources Ltd.	(11,207)	(52,846)	(2.8)
Spin Master Corp.	(27,956)	(610,216)	(32.5)
Sprott, Inc.	(4,963)	(195,680)	(10.4)
Superior Plus Corp.	(179,773)	(1,216,758)	(64.9)
Triple Flag Precious Metals Corp.	(16,813)	(270,778)	(14.4)
Wesdome Gold Mines Ltd.	(38,963)	(291,121)	(15.5)
Winpak Ltd.	(11,214)	(348,843)	(18.6)
(6,786,705)
China
TI Fluid Systems PLC	(27,275)	(46,738)	(2.5)
Costa Rica
Establishment Labs Holdings, Inc.	(13,492)	(674,735)	(36.0)
Denmark
FLSmidth & Co A/S	(6,824)	(338,925)	(18.1)
Netcompany Group A/S	(49,373)	(1,784,093)	(95.1)
NTG Nordic Transport Group A/S, Class A	(14,076)	(566,945)	(30.2)
Ringkjoebing Landbobank A/S	(3,055)	(510,951)	(27.2)
Royal Unibrew A/S	(22,863)	(1,715,892)	(91.5)
Scandinavian Tobacco Group A/S, Class A	(13,100)	(210,543)	(11.2)
(5,127,349)
Finland
Kojamo OYJ	(10,934)	(120,544)	(6.4)
QT Group OYJ	(13,699)	(1,050,965)	(56.0)
(1,171,509)
Germany
Eckert & Ziegler SE	(2,769)	(109,014)	(5.8)
PNE AG, Class N	(40,977)	(584,135)	(31.1)
Schott Pharma AG & Co. KGaA	(2,220)	(93,028)	(5.0)
Sirius Real Estate Ltd.	(1,609,196)	(1,949,765)	(103.9)
Sixt SE	(7,806)	(744,136)	(39.7)
Thyssenkrupp Nucera AG & Co. KGaa	(109,176)	(1,392,879)	(74.2)
(4,872,957)
Ghana
Tullow Oil PLC	(625,924)	(282,847)	(15.1)
Indonesia
First Resources Ltd.	(100,100)	(103,299)	(5.5)
Nickel Industries Ltd.	(551,077)	(329,283)	(17.6)
(432,582)
Italy
Carel Industries SpA	(12,137)	(245,282)	(13.1)
Ermenegildo Zegna NV	(52,187)	(641,900)	(34.2)
Eurogroup Laminations SpA	(90,951)	(393,985)	(21.0)
Industrie De Nora SpA	(15,232)	(203,817)	(10.9)
Security	Shares	Value	% of Basket Value
Italy (continued)
Salvatore Ferragamo SpA	(34,361)	$(339,481)	(18.1)%
Technoprobe SpA	(29,612)	(235,468)	(12.5)
(2,059,933)
Japan
Advance Residence Investment Corp.	(13)	(28,723)	(1.5)
Aeon Fantasy Co. Ltd.	(3,700)	(53,157)	(2.8)
Ain Holdings, Inc.	(82,300)	(3,181,595)	(169.6)
Asahi Yukizai Corp.	(4,500)	(144,003)	(7.7)
Base Co. Ltd.	(5,100)	(115,468)	(6.2)
Chikaranomoto Holdings Co. Ltd.	(21,000)	(230,336)	(12.3)
Chubu Steel Plate Co. Ltd.	(200)	(3,006)	(0.2)
CRE Logistics REIT, Inc.	(1,508)	(1,475,148)	(78.6)
Daiei Kankyo Co. Ltd.	(4,500)	(76,864)	(4.1)
Daikoku Denki Co. Ltd.	(2,000)	(46,836)	(2.5)
Daiwa Office Investment Corp.	(3)	(11,187)	(0.6)
Enplas Corp.	(6,800)	(375,295)	(20.0)
First Bank of Toyama Ltd.	(37,500)	(225,706)	(12.0)
Frontier Real Estate Investment Corp.	(544)	(1,616,439)	(86.2)
Furuya Metal Co. Ltd.	(10,200)	(731,114)	(39.0)
Iino Kaiun Kaisha Ltd.	(16,900)	(138,822)	(7.4)
Insource Co. Ltd.	(231,800)	(1,150,539)	(61.3)
Iwatani Corp.	(11,700)	(679,358)	(36.2)
J Trust Co. Ltd.	(15,300)	(44,593)	(2.4)
JVCKenwood Corp.	(106,200)	(552,061)	(29.4)
Kanto Denka Kogyo Co. Ltd.	(44,700)	(311,409)	(16.6)
Keihan Holdings Co. Ltd.	(68,100)	(1,457,302)	(77.7)
KOMEDA Holdings Co. Ltd.	(17,100)	(286,698)	(15.3)
Komehyo Holdings Co. Ltd.	(4,379)	(105,378)	(5.6)
Kosaido Holdings Co. Ltd.	(59,500)	(280,532)	(14.9)
Kotobuki Spirits Co. Ltd.	(13,600)	(142,899)	(7.6)
Krosaki Harima Corp.	(3,600)	(79,611)	(4.2)
Lion Corp.	(70,500)	(640,628)	(34.1)
Mitsui E&S Co., Ltd.	(7,000)	(77,663)	(4.1)
Mitsui Fudosan Logistics Park, Inc.	(107)	(313,602)	(16.7)
Mitsui-Soko Holdings Co. Ltd.	(800)	(24,136)	(1.3)
Money Forward, Inc.	(90,000)	(3,202,498)	(170.7)
Namura Shipbuilding Co. Ltd.	(38,300)	(487,907)	(26.0)
Nikkiso Co. Ltd.	(1,200)	(9,805)	(0.5)
Nikkon Holdings Co. Ltd.	(1,400)	(28,080)	(1.5)
Nippon Accommodations Fund, Inc.	(44)	(187,222)	(10.0)
Nippon Kayaku Co. Ltd.	(34,100)	(284,217)	(15.1)
Nippon Pillar Packing Co. Ltd.	(800)	(32,242)	(1.7)
Nomura Micro Science Co. Ltd.	(17,100)	(559,837)	(29.8)
Prestige International, Inc.	(65,500)	(284,964)	(15.2)
Qol Holdings Co. Ltd.	(2,800)	(32,124)	(1.7)
Ringer Hut Co. Ltd.	(5,600)	(84,032)	(4.5)
Roland Corp.	(2,000)	(55,615)	(3.0)
Ryoyo Ryosan Holdings, Inc.	(1,056)	(19,071)	(1.0)
Sangetsu Corp.	(8,600)	(186,934)	(10.0)
Sankyu, Inc.	(1,500)	(53,012)	(2.8)
SBI Sumishin Net Bank Ltd.	(21,400)	(327,628)	(17.5)
Septeni Holdings Co. Ltd.	(81,800)	(243,248)	(13.0)
Shin Nippon Biomedical Laboratories Ltd.	(14,100)	(139,927)	(7.5)
Simplex Holdings, Inc.	(63,700)	(1,054,339)	(56.2)
Star Micronics Co. Ltd.	(3,500)	(42,464)	(2.3)
Sugi Holdings Co. Ltd.	(33,200)	(498,683)	(26.6)
SUNWELS Co. Ltd.	(32,600)	(465,023)	(24.8)
Taiheiyo Cement Corp.	(2,400)	(56,117)	(3.0)
Takara Holdings, Inc.	(39,600)	(265,950)	(14.2)
Tama Home Co. Ltd.	(2,900)	(81,686)	(4.3)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
THK Co. Ltd.	(1,300)	$(29,027)	(1.5)%
Tocalo Co. Ltd.	(13,500)	(159,256)	(8.5)
Tokai Carbon Co. Ltd.	(368,800)	(2,498,543)	(133.2)
Topcon Corp.	(12,900)	(154,367)	(8.2)
Topre Corp.	(2,800)	(46,274)	(2.5)
TRYT, Inc.	(24,800)	(99,288)	(5.3)
Valqua Ltd.	(8,700)	(249,184)	(13.3)
Yodogawa Steel Works Ltd.	(1,400)	(44,863)	(2.4)
(26,563,535)
Netherlands
Alfen NV	(94,310)	(4,050,033)	(215.9)
AMG Critical Materials NV	(7,732)	(180,599)	(9.6)
Van Lanschot Kempen NV	(3,317)	(117,248)	(6.2)
(4,347,880)
New Zealand
Contact Energy Ltd.	(5,350)	(27,332)	(1.4)
Mainfreight Ltd.	(6,088)	(243,755)	(13.0)
Ryman Healthcare Ltd.	(38,134)	(91,204)	(4.9)
(362,291)
Norway
Crayon Group Holding ASA	(54,024)	(402,474)	(21.5)
Entra ASA	(16,051)	(150,532)	(8.0)
Europris ASA	(5,117)	(32,551)	(1.8)
Hoegh Autoliners ASA	(11,549)	(122,575)	(6.5)
MPC Container Ships ASA	(547,473)	(889,304)	(47.4)
NEL ASA	(124,576)	(58,395)	(3.1)
(1,655,831)
Portugal
Greenvolt-Energias Renovaveis SA	(164,906)	(1,454,326)	(77.5)
Singapore
AEM Holdings Ltd.	(54,500)	(93,441)	(5.0)
SATS Ltd.	(197,300)	(362,870)	(19.4)
Sheng Siong Group Ltd.	(96,500)	(109,577)	(5.8)
(565,888)
Spain
CIE Automotive SA	(7,802)	(205,299)	(11.0)
Grenergy Renovables SA	(5,866)	(171,265)	(9.1)
Viscofan SA	(4,628)	(292,992)	(15.6)
(669,556)
Sweden
Bilia AB, A Shares	(72,355)	(918,802)	(49.0)
Biotage AB	(10,234)	(156,403)	(8.3)
Fabege AB	(250,564)	(1,937,272)	(103.3)
Hms Networks Ab	(4,704)	(176,652)	(9.4)
Hufvudstaden AB, A Shares	(40,247)	(472,654)	(25.2)
Note AB	(4,174)	(53,395)	(2.8)
Paradox Interactive AB	(12,926)	(198,051)	(10.6)
Sectra AB, B Shares	(2,193)	(43,669)	(2.3)
Stillfront Group AB	(115,911)	(111,640)	(6.0)
Sweco AB, B Shares	(44,513)	(482,652)	(25.7)
Viaplay Group AB	(3,455,859)	(231,271)	(12.3)
Vitec Software Group AB, B Shares	(23,894)	(1,156,029)	(61.6)
(5,938,490)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(4,655)	(757,729)	(40.4)
Bossard Holding AG, Registered Shares	(3,029)	(693,861)	(37.0)
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Bucher Industries AG, Registered Shares	(938)	$(364,005)	(19.4)%
Cembra Money Bank AG	(3,722)	(286,835)	(15.3)
Comet Holding AG, Class N, Registered Shares	(5,036)	(1,601,422)	(85.4)
Daetwyler Holding AG	(1,032)	(216,001)	(11.5)
Galenica AG	(30,888)	(2,381,438)	(127.0)
Garrett Motion, Inc.	(45,152)	(431,653)	(23.0)
Huber Suhner AG, Class N, Registered Shares	(20,666)	(1,656,836)	(88.3)
Interroll Holding AG, Class N, Registered Shares	(65)	(210,731)	(11.2)
Leonteq AG	(801)	(21,211)	(1.1)
Mobimo Holding AG, Registered Shares	(905)	(255,285)	(13.6)
OC Oerlikon Corp. AG, Registered Shares	(200,659)	(874,700)	(46.6)
SKAN Group AG	(1,447)	(129,894)	(6.9)
Zehnder Group AG	(683)	(40,136)	(2.2)
(9,921,737)
United Kingdom
Alphawave IP Group PLC	(627,889)	(996,955)	(53.1)
Auction Technology Group PLC	(34,061)	(210,091)	(11.2)
Clarkson PLC	(5,835)	(282,378)	(15.1)
Crest Nicholson Holdings PLC	(611,025)	(1,405,260)	(74.9)
Ibstock PLC	(151,418)	(278,201)	(14.8)
Oxford Nanopore Technologies PLC	(273,117)	(334,267)	(17.8)
Premier Foods PLC	(128,652)	(259,205)	(13.8)
Softcat PLC	(4,467)	(87,902)	(4.7)
Travis Perkins PLC	(32,037)	(300,723)	(16.0)
Tyman PLC	(21,729)	(102,903)	(5.5)
Victrex PLC	(11,846)	(186,682)	(10.0)
WH Smith PLC	(60,732)	(827,104)	(44.1)
(5,271,671)
United States
3D Systems Corp.	(574,716)	(1,925,299)	(102.6)
Adeia, Inc.	(44,192)	(434,849)	(23.2)
ADT, Inc.	(61,114)	(397,241)	(21.2)
Aehr Test Systems	(18,777)	(224,948)	(12.0)
Altus Power, Inc.	(78,827)	(289,295)	(15.4)
Apollo Commercial Real Estate Finance, Inc.	(19,551)	(188,276)	(10.0)
Applied Optoelectronics, Inc.	(29,940)	(294,909)	(15.7)
Ares Commercial Real Estate Corp.	(3,560)	(24,172)	(1.3)
Arhaus, Inc., Class A	(4,348)	(55,046)	(2.9)
ARMOUR Residential REIT, Inc.	(9,117)	(165,656)	(8.8)
Artesian Resources Corp., Class A	(5,103)	(178,503)	(9.5)
Atlas Energy Solutions, Inc.	(87,282)	(1,938,533)	(103.3)
Atrion Corp.	(1,800)	(761,922)	(40.6)
Avient Corp.	(1,489)	(63,163)	(3.4)
Bank First Corp.	(12,542)	(968,117)	(51.6)
Bank of Hawaii Corp.	(32,590)	(1,847,527)	(98.5)
BGC Group, Inc., Class A	(58,873)	(460,976)	(24.6)
Bloom Energy Corp., Class A	(41,595)	(462,952)	(24.7)
Bloomin’ Brands, Inc.	(82,568)	(2,129,429)	(113.5)
Boston Omaha Corp., Class A	(17,184)	(265,321)	(14.2)
Bowman Consulting Group Ltd.	(5,148)	(167,259)	(8.9)
BRC, Inc., Class A	(13,604)	(53,056)	(2.8)
BrightView Holdings, Inc.	(3,724)	(41,895)	(2.2)
BRP Group, Inc., Class A	(35,489)	(945,427)	(50.4)
Cambridge Bancorp	(7,352)	(451,192)	(24.1)
Cass Information Systems, Inc.	(3,165)	(136,696)	(7.3)
Century Aluminum Co.	(2,522)	(43,757)	(2.3)
Certara, Inc.	(22,016)	(376,694)	(20.1)
Clearfield, Inc.	(12,007)	(361,651)	(19.3)
Coastal Financial Corp.	(5,755)	(222,603)	(11.9)
Columbia Financial, Inc.	(15,300)	(253,980)	(13.5)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Community Bank System, Inc.	(965)	$(41,707)	(2.2)%
Conduent, Inc.	(37,006)	(116,569)	(6.2)
Corsair Gaming, Inc.	(43,074)	(478,121)	(25.5)
Crescent Energy Co., Class A	(48,954)	(520,871)	(27.8)
Cytek Biosciences, Inc.	(13,924)	(83,683)	(4.5)
Denny’s Corp.	(4,578)	(36,716)	(2.0)
Designer Brands, Inc., Class A	(309,352)	(2,873,880)	(153.2)
DiamondRock Hospitality Co.	(79,195)	(704,836)	(37.6)
Distribution Solutions Group, Inc.	(3,135)	(103,361)	(5.5)
DocGo, Inc.	(63,429)	(214,390)	(11.4)
Eastman Kodak Co.	(88,542)	(398,439)	(21.2)
Ecovyst, Inc.	(14,932)	(140,809)	(7.5)
Embecta Corp.	(24,800)	(251,224)	(13.4)
Enfusion, Inc., Class A	(36,256)	(337,543)	(18.0)
Enhabit, Inc.	(20,645)	(208,308)	(11.1)
Enliven Therapeutics, Inc.	(28,086)	(488,416)	(26.0)
Enovix Corp.	(174,208)	(1,090,542)	(58.1)
ePlus, Inc.	(11,559)	(888,656)	(47.4)
Equity Bancshares, Inc., Class A	(13,033)	(434,129)	(23.1)
Evolv Technologies Holdings, Inc., Class A	(22,149)	(86,603)	(4.6)
Excelerate Energy, Inc., Class A	(16,070)	(270,940)	(14.4)
F&G Annuities & Life, Inc.	(7,895)	(298,589)	(15.9)
Farmers National Banc Corp.	(14,361)	(169,891)	(9.1)
Farmland Partners, Inc.	(46,359)	(498,823)	(26.6)
First Bancshares, Inc.	(8,476)	(202,915)	(10.8)
First Community Bankshares, Inc.	(4,235)	(140,517)	(7.5)
First Merchants Corp.	(8,864)	(296,235)	(15.8)
Fluence Energy, Inc., Class A	(1,631)	(29,097)	(1.6)
GEO Group, Inc.	(41,138)	(611,311)	(32.6)
Global Medical REIT, Inc.	(50,501)	(409,563)	(21.8)
Great Southern Bancorp, Inc.	(4,957)	(254,790)	(13.6)
Grid Dynamics Holdings, Inc.	(21,257)	(207,681)	(11.1)
Hawkins, Inc.	(2,579)	(195,411)	(10.4)
Herbalife Ltd.	(103,108)	(891,884)	(47.5)
Hertz Global Holdings, Inc.	(136,560)	(621,348)	(33.1)
HighPeak Energy, Inc.	(12,863)	(182,783)	(9.8)
Ichor Holdings Ltd.	(1,361)	(52,780)	(2.8)
International Bancshares Corp.	(5,487)	(305,352)	(16.3)
IonQ, Inc.	(11,353)	(97,068)	(5.2)
IPG Photonics Corp.	(759)	(63,741)	(3.4)
Ivanhoe Electric, Inc.	(118,395)	(1,195,789)	(63.7)
Kinetik Holdings, Inc.	(155,384)	(5,957,423)	(317.6)
Leslie’s, Inc.	(43,434)	(170,696)	(9.1)
Lightwave Logic, Inc.	(109,914)	(419,871)	(22.4)
Lindblad Expeditions Holdings, Inc.	(16,457)	(120,794)	(6.4)
LXP Industrial Trust	(8,807)	(73,538)	(3.9)
Madison Square Garden Sports Corp., Class A	(37,840)	(7,035,213)	(375.0)
Marten Transport Ltd.	(14,317)	(242,244)	(12.9)
MaxCyte, Inc.	(67,914)	(246,528)	(13.1)
Medifast, Inc.	(10,304)	(283,669)	(15.1)
MeridianLink, Inc.	(13,160)	(219,509)	(11.7)
Mission Produce, Inc.	(5,380)	(61,063)	(3.3)
Mister Car Wash, Inc.	(25,869)	(173,064)	(9.2)
Montauk Renewables, Inc.	(15,249)	(54,896)	(2.9)
Movado Group, Inc.	(21,484)	(547,197)	(29.2)
MP Materials Corp., Class A	(45,888)	(734,208)	(39.1)
National Cinemedia, Inc.	(50,101)	(214,432)	(11.4)
NBT Bancorp, Inc.	(9,521)	(333,330)	(17.8)
Net Power, Inc., Class A	(16,242)	(177,038)	(9.4)
nLight, Inc.	(6,313)	(71,905)	(3.8)
Nu Skin Enterprises, Inc., Class A	(4,466)	(52,520)	(2.8)
Security	Shares	Value	% of Basket Value
United States (continued)
O-I Glass, Inc.	(429,938)	$(6,431,872)	(342.8)%
OneWater Marine, Inc., Class A	(13,442)	(278,384)	(14.8)
OrthoPediatrics Corp.	(6,820)	(202,077)	(10.8)
Paragon 28, Inc.	(1,293)	(11,921)	(0.6)
Park National Corp.	(5,673)	(747,191)	(39.8)
Paysafe Ltd.	(96,831)	(1,376,937)	(73.4)
Peoples Bancorp, Inc.	(6,909)	(200,637)	(10.7)
Phathom Pharmaceuticals, Inc.	(39,722)	(358,690)	(19.1)
Photronics, Inc.	(2,749)	(75,350)	(4.0)
Pitney Bowes, Inc.	(174,073)	(741,551)	(39.5)
PolyPeptide Group AG	(10,823)	(359,692)	(19.2)
QuantumScape Corp., Class A	(222,029)	(1,203,397)	(64.2)
Ready Capital Corp.	(183,000)	(1,559,160)	(83.1)
Reliance Worldwide Corp. Ltd.	(1,245,475)	(4,065,587)	(216.7)
Rocket Lab USA, Inc., Class A	(53,736)	(202,047)	(10.8)
S&T Bancorp, Inc.	(13,244)	(399,307)	(21.3)
ScanSource, Inc.	(20,900)	(869,858)	(46.4)
Shenandoah Telecommunications Co.	(2,207)	(28,294)	(1.5)
Six Flags Entertainment Corp.	(26,203)	(617,867)	(32.9)
SkyWater Technology, Inc.	(4,991)	(51,208)	(2.7)
Spirit AeroSystems Holdings, Inc., Class A	(205,168)	(6,565,376)	(350.0)
Sprinklr, Inc., Class A	(4,003)	(46,795)	(2.5)
Standard Motor Products, Inc.	(28,488)	(914,465)	(48.8)
Stellar Bancorp, Inc.	(4,997)	(110,933)	(5.9)
StepStone Group, Inc., Class A	(8,824)	(318,282)	(17.0)
Sylvamo Corp.	(29,761)	(1,860,062)	(99.2)
Target Hospitality Corp.	(59,716)	(664,341)	(35.4)
Towne Bank	(3,707)	(95,900)	(5.1)
Triumph Financial, Inc.	(944)	(66,420)	(3.5)
Triumph Group, Inc.	(28,379)	(379,143)	(20.2)
Ubiquiti, Inc.	(4,249)	(457,107)	(24.4)
Udemy, Inc.	(365,201)	(3,659,314)	(195.1)
UFP Technologies, Inc.	(1,867)	(384,490)	(20.5)
United States Cellular Corp.	(68,065)	(2,474,843)	(131.9)
Uniti Group, Inc.	(114,533)	(658,565)	(35.1)
Uranium Energy Corp.	(163,491)	(1,103,564)	(58.8)
Ventyx Biosciences, Inc.	(12,200)	(45,628)	(2.4)
Vertex, Inc., Class A	(2,910)	(84,768)	(4.5)
Westrock Coffee Co.	(137,628)	(1,395,548)	(74.4)
White Mountains Insurance Group Ltd.	(333)	(592,121)	(31.6)
Whitestone REIT	(7,039)	(80,949)	(4.3)
XPEL, Inc.	(533)	(28,009)	(1.5)
YETI Holdings, Inc.	(1,559)	(55,687)	(3.0)
(91,638,130)
Total Reference Entity — Short		(189,711,467)
Net Value of Reference Entity — BNP Paribas SA		$1,876,065
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 06/17/24 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	305,064	$1,848,614	30.4%
Aristocrat Leisure Ltd.	49,049	1,244,483	20.5

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Charter Hall Group	73,647	$556,136	9.1%
Flight Centre Travel Group Ltd., Class L	51,429	695,509	11.4
IGO Ltd.	47,250	233,769	3.8
Worley Ltd.	49,931	479,098	7.9
		5,057,609
Austria
BAWAG Group AG	30,582	1,818,403	29.9
Belgium
Groupe Bruxelles Lambert NV	33,841	2,510,335	41.2
Liberty Global Ltd., Class C	110,954	1,816,317	29.9
Sofina SA	3,004	700,151	11.5
Warehouses De Pauw CVA	36,380	957,766	15.7
		5,984,569
Brazil
Wheaton Precious Metals Corp.	17,665	923,097	15.2
Canada
Algonquin Power & Utilities Corp.	47,647	290,705	4.8
Barrick Gold Corp.	51,674	859,004	14.1
Boyd Group Services, Inc.	458	85,523	1.4
CCL Industries, Inc., Class B	11,035	562,772	9.2
Constellation Software, Inc.	88	226,254	3.7
Element Fleet Management Corp.	7,449	118,724	1.9
Empire Co. Ltd., Class A	23,314	542,756	8.9
Enbridge, Inc.	51,896	1,848,428	30.4
Enerplus Corp.	71,848	1,403,514	23.1
FirstService Corp.	4,243	622,336	10.2
Gibson Energy, Inc.	6,153	100,785	1.7
Gildan Activewear, Inc., Class A	50,489	1,747,746	28.7
Imperial Oil Ltd.	12,447	854,632	14.0
Keyera Corp.	23,206	594,588	9.8
Magna International, Inc.	44,318	2,117,201	34.8
MEG Energy Corp.	27,217	618,816	10.2
Methanex Corp.	5,517	263,826	4.3
Power Corp. of Canada	126,271	3,359,948	55.2
Restaurant Brands International, Inc.	1,305	99,004	1.6
Shopify, Inc., Class A	55,832	3,919,212	64.4
Stantec, Inc.	31,095	2,473,974	40.6
TELUS Corp.	94,133	1,509,850	24.8
TFI International, Inc.	288	37,446	0.6
Thomson Reuters Corp.	294	44,615	0.7
West Fraser Timber Co. Ltd.	5,469	418,303	6.9
Whitecap Resources, Inc.	35,623	270,429	4.4
		24,990,391
Denmark
Ascendis Pharma A/S, ADR	1,523	210,844	3.5
DSV A/S	3,970	561,070	9.2
Genmab A/S	3,443	951,585	15.6
Orsted A/S	13,737	751,378	12.3
		2,474,877
Finland
Kone OYJ, Class B	3,724	182,012	3.0
France
Aeroports de Paris SA	14,782	1,869,489	30.7
Bouygues SA	147,162	5,408,673	88.8
Carrefour SA	582,015	9,751,294	160.2
Dassault Aviation SA	525	111,868	1.8
Eiffage SA	47,267	5,021,633	82.5
Security	Shares	Value	% of Basket Value
France (continued)
Eurazeo SE	4,329	$388,425	6.4%
Forvia SE	17,981	284,995	4.7
Gaztransport Et Technigaz SA	1,972	273,579	4.5
LVMH Moet Hennessy Louis Vuitton SE	5,869	4,800,486	78.8
Pernod Ricard SA	1,416	213,231	3.5
Rexel SA	4,371	112,807	1.8
Ubisoft Entertainment SA	10,059	235,930	3.9
Valeo SE	174,765	2,206,784	36.2
Vallourec SACA	36,440	624,335	10.3
Veolia Environnement SA	98,316	3,043,511	50.0
Vinci SA	38,982	4,547,265	74.7
		38,894,305
Germany
Bayerische Motoren Werke AG	10,001	1,084,500	17.8
Commerzbank AG	382,867	5,674,445	93.2
Douglas AG	329,650	7,533,373	123.7
Evonik Industries AG	53,100	1,101,955	18.1
Heidelberg Materials AG	15,203	1,523,011	25.0
HUGO BOSS AG, Ordinary Shares	5,778	310,012	5.1
K&S AG, Class N, Registered Shares	37,589	559,920	9.2
KION Group AG	4,371	200,458	3.3
LANXESS AG	20,344	572,454	9.4
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	1,056	463,145	7.6
Nemetschek SE	5,639	496,045	8.2
RWE AG	74,825	2,595,434	42.6
Wacker Chemie AG	2,605	277,549	4.6
		22,392,301
Hong Kong
AIA Group Ltd.	99,000	724,672	11.9
Hang Lung Properties Ltd.	185,000	204,046	3.3
Hongkong Land Holdings Ltd.	44,900	143,464	2.4
Prudential PLC	189,290	1,636,352	26.9
Swire Pacific Ltd., Class A	49,500	418,919	6.9
Swire Properties Ltd.	266,000	549,754	9.0
		3,677,207
Ireland
Smurfit Kappa Group PLC	70,868	3,057,095	50.2
Israel
Nice Ltd.	384	85,846	1.4
Nova Ltd.	5,904	1,003,090	16.5
Wix.com Ltd.	13,557	1,611,520	26.5
		2,700,456
Italy
A2A SpA	946,035	1,858,312	30.5
Ferrari NV	1,357	555,639	9.1
Infrastrutture Wireless Italiane SpA	9,917	105,822	1.7
Intesa Sanpaolo SpA	173,894	648,196	10.7
Mediobanca Banca di Credito Finanziario SpA	6,662	94,231	1.6
Moncler SpA	14,859	1,007,149	16.5
Prysmian SpA	1,610	86,976	1.4
Recordati Industria Chimica e Farmaceutica SpA	3,097	164,082	2.7
		4,520,407
Japan
ABC-Mart, Inc.	24,300	494,864	8.1
Aeon Co. Ltd.	42,200	902,499	14.8
Amada Co. Ltd.	34,800	388,763	6.4
Asahi Kasei Corp.	95,400	680,431	11.2
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Astellas Pharma, Inc.	200,300	$1,950,089	32.0%
Chubu Electric Power Co., Inc.	13,700	179,937	3.0
Credit Saison Co. Ltd.	16,900	319,223	5.2
DMG Mori Co. Ltd.	47,500	1,299,012	21.3
Hulic Co. Ltd.	76,800	724,110	11.9
ITOCHU Corp.	41,900	1,929,351	31.7
J Front Retailing Co. Ltd.	79,500	711,237	11.7
Japan Post Holdings Co. Ltd.	274,800	2,696,788	44.3
JGC Holdings Corp.	79,300	781,618	12.8
Kakaku.com, Inc.	172,700	2,031,069	33.4
Komatsu Ltd.	87,700	2,675,505	43.9
Kubota Corp.	95,600	1,568,396	25.8
Kyowa Kirin Co. Ltd.	41,600	714,558	11.7
MEIJI Holdings Co. Ltd.	36,900	843,456	13.8
Mitsubishi Chemical Group Corp.	144,500	862,215	14.2
Mitsubishi Electric Corp.	115,400	2,031,497	33.4
Mitsui Fudosan Co. Ltd.	116,700	1,213,619	19.9
Mizuho Financial Group, Inc.	273,300	5,368,900	88.2
Nihon M&A Center Holdings, Inc.	115,900	649,138	10.7
Nikon Corp.	70,700	746,881	12.3
Nintendo Co. Ltd.	34,100	1,692,027	27.8
Nippon Express Holdings, Inc.	10,100	528,402	8.7
Nissan Motor Co. Ltd.	376,000	1,407,690	23.1
Nisshin Seifun Group, Inc.	6,400	85,407	1.4
Nomura Holdings, Inc.	363,700	2,117,067	34.8
Nomura Research Institute Ltd.	80,500	1,992,156	32.7
Obayashi Corp.	61,800	703,632	11.6
Obic Co. Ltd.	9,800	1,288,669	21.2
Ono Pharmaceutical Co. Ltd.	63,500	933,505	15.3
Oracle Corp. Japan	3,500	268,348	4.4
Otsuka Corp.	167,200	3,400,791	55.8
Otsuka Holdings Co. Ltd.	7,200	314,405	5.2
Panasonic Holdings Corp.	110,300	984,873	16.2
Rakuten Group, Inc.	672,300	3,315,362	54.4
Renesas Electronics Corp.	46,200	767,796	12.6
Resona Holdings, Inc.	20,800	134,559	2.2
Ricoh Co. Ltd.	3,500	30,895	0.5
Santen Pharmaceutical Co. Ltd.	44,800	441,987	7.3
Sega Sammy Holdings, Inc.	47,000	628,490	10.3
Seiko Epson Corp.	1,300	21,890	0.4
Sekisui House Ltd.	56,400	1,324,796	21.8
Shimadzu Corp.	31,700	880,244	14.5
Shimizu Corp.	63,000	398,245	6.5
Shin-Etsu Chemical Co. Ltd.	45,000	1,783,726	29.3
Sompo Holdings, Inc.	48,800	973,688	16.0
Sumitomo Corp.	84,400	2,265,840	37.2
Sumitomo Mitsui Financial Group, Inc.	169,700	9,817,116	161.2
Sumitomo Mitsui Trust Holdings, Inc.	170,000	3,625,477	59.5
Taisei Corp.	32,900	1,230,299	20.2
TIS, Inc.	9,100	198,565	3.3
Tokyo Electron Ltd.	54,300	12,150,687	199.6
Tokyo Tatemono Co. Ltd.	138,600	2,359,476	38.7
Tosoh Corp.	2,600	36,656	0.6
Trial Holdings, Inc.	52,100	967,152	15.9
		90,833,074
Luxembourg
ArcelorMittal SA	162,122	4,032,409	66.2
Security	Shares	Value	% of Basket Value
Macau
Galaxy Entertainment Group Ltd., Class L	30,000	$134,498	2.2%
Netherlands
ABN AMRO Bank NV, CVA	127,243	2,028,912	33.3
Aegon Ltd.	359,826	2,231,483	36.6
ASML Holding NV	1,706	1,483,804	24.4
Euronext NV	118	10,626	0.2
Koninklijke Philips NV	15,029	397,757	6.5
Redcare Pharmacy NV	2,708	364,569	6.0
Wolters Kluwer NV, Class C	17,737	2,645,882	43.5
		9,163,033
New Zealand
Xero Ltd.	7,063	545,438	9.0
Norway
Aker BP ASA	74,613	1,838,293	30.2
Equinor ASA	129,679	3,499,785	57.5
Gjensidige Forsikring ASA	19,520	317,182	5.2
Kongsberg Gruppen ASA	4,557	326,323	5.3
		5,981,583
Poland
Allegro.eu SA	138,790	1,156,968	19.0
Puerto Rico
Liberty Latin America Ltd., Class A	2	15	0.0
Saudi Arabia
MBC Group CJSC	37,031	517,352	8.5
Modern Mills Co.	52,507	788,179	12.9
		1,305,531
Singapore
Sea Ltd., ADR	36,448	2,303,149	37.8
Sembcorp Industries Ltd.	33,400	130,751	2.2
Singapore Airlines Ltd.	40,800	195,008	3.2
		2,628,908
Spain
Banco Santander SA	641,977	3,111,161	51.1
Bankinter SA	52,667	414,601	6.8
Industria de Diseno Textil SA	31,416	1,425,310	23.4
Repsol SA	355,227	5,557,369	91.3
		10,508,441
Sweden
Electrolux AB, Class B	14,339	126,135	2.1
Telia Co. AB	24,516	56,797	0.9
		182,932
Switzerland
ABB Ltd., Class N, Registered Shares	22,726	1,112,111	18.3
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	451	5,235,606	86.0
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	5	581,259	9.5
Flughafen Zurich AG, Class N, Registered Shares	5,515	1,112,746	18.3
Galderma Group AG	29,574	2,252,144	37.0
Schindler Holding AG	1,541	387,014	6.3
		10,680,880
United Arab Emirates
Parkin Co. PJSC	922,481	655,524	10.8

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom
AstraZeneca PLC	34,574	$5,211,362	85.6%
Aviva PLC	367,828	2,126,852	34.9
British Land Co. PLC	700,478	3,366,494	55.3
Drax Group PLC	170,113	1,097,047	18.0
easyJet PLC	238,802	1,593,649	26.2
Hammerson PLC	45	15	0.0
IMI PLC	50,276	1,090,893	17.9
Imperial Brands PLC	137,161	3,117,337	51.2
Informa PLC	437,432	4,311,186	70.8
J Sainsbury PLC	932,470	3,046,316	50.0
Johnson Matthey PLC	186,136	4,068,174	66.8
Just Eat Takeaway.com NV	129,794	1,887,123	31.0
Land Securities Group PLC	163,910	1,318,585	21.7
Marks & Spencer Group PLC	703,254	2,234,541	36.7
Moneysupermarket.com Group PLC	3	8	0.0
Smiths Group PLC	262,894	5,278,781	86.7
Spectris PLC	37,758	1,556,067	25.6
Tesco PLC	1,926,422	7,085,901	116.4
Tritax Big Box REIT PLC	127,281	239,508	3.9
Weir Group PLC	51,264	1,303,192	21.4
Whitbread PLC	8,005	314,633	5.2
Wise PLC, Class A	40,399	386,458	6.3
		50,634,122
United States
A O Smith Corp.	5,131	425,052	7.0
Adobe, Inc.	768	355,453	5.8
Advanced Drainage Systems, Inc.	11,776	1,848,832	30.4
AECOM	58,735	5,424,765	89.1
AES Corp.	33,801	605,038	9.9
Agilent Technologies, Inc.	18,843	2,582,245	42.4
Alaska Air Group, Inc.	14,433	620,908	10.2
Alcoa Corp.	57,844	2,032,638	33.4
Align Technology, Inc.	7,001	1,976,942	32.5
Alkermes PLC	57,763	1,417,504	23.3
Alnylam Pharmaceuticals, Inc.	1,473	212,038	3.5
Alphabet, Inc., Class A	57,221	9,314,434	153.0
Amdocs Ltd.	18,674	1,568,429	25.8
AMETEK, Inc.	8,877	1,550,457	25.5
Amgen, Inc.	3,999	1,095,486	18.0
Aon PLC, Class A	9,197	2,593,646	42.6
Atlassian Corp., Class A	3,126	538,610	8.8
AutoNation, Inc.	4,181	673,768	11.1
AutoZone, Inc.	39	115,300	1.9
Avnet, Inc.	8,386	409,824	6.7
Axon Enterprise, Inc.	500	156,830	2.6
Bank of America Corp.	47,321	1,751,350	28.8
Best Buy Co., Inc.	15,438	1,136,854	18.7
Block, Inc., Class A	32,105	2,343,665	38.5
Box, Inc., Class A	43,048	1,120,109	18.4
Boyd Gaming Corp.	16,963	907,690	14.9
Bridgebio Pharma, Inc.	10,421	266,986	4.4
BRP, Inc.	6,935	465,924	7.7
Builders FirstSource, Inc.	15,814	2,891,115	47.5
Bunge Global SA	18,530	1,885,613	31.0
Burlington Stores, Inc.	713	128,297	2.1
CACI International, Inc., Class A	10,962	4,409,245	72.4
Camden Property Trust	21,587	2,151,792	35.3
Cardinal Health, Inc.	5,217	537,560	8.8
Carnival Corp.	66,223	981,425	16.1
Carnival PLC	48,573	648,928	10.7
Security	Shares	Value	% of Basket Value
United States (continued)
CBRE Group, Inc., Class A	4,204	$365,286	6.0%
CH Robinson Worldwide, Inc.	17,791	1,263,161	20.7
Charles Schwab Corp.	1,298	95,987	1.6
Chemed Corp.	4,814	2,734,352	44.9
Ciena Corp.	24,689	1,141,372	18.7
Cirrus Logic, Inc.	25,511	2,259,509	37.1
Citizens Financial Group, Inc.	120,977	4,126,525	67.8
CME Group, Inc., Class A	6,049	1,268,112	20.8
CMS Energy Corp.	14,649	887,876	14.6
Cognex Corp.	13,243	550,114	9.0
Colgate-Palmolive Co.	19,849	1,824,520	30.0
Consolidated Edison, Inc.	1,175	110,920	1.8
Costco Wholesale Corp.	5,265	3,806,069	62.5
Credit Acceptance Corp.	3,285	1,687,570	27.7
CRH PLC	113,155	8,727,120	143.3
Crimson Wine Group Ltd.	1	6	0.0
D.R. Horton, Inc.	23,591	3,361,482	55.2
Darling Ingredients, Inc.	7,113	301,378	4.9
Devon Energy Corp.	20,978	1,073,654	17.6
DoorDash, Inc., Class A	29,138	3,766,378	61.9
EMCOR Group, Inc.	9,334	3,333,825	54.8
EOG Resources, Inc.	47,842	6,321,363	103.8
Etsy, Inc.	1,425	97,855	1.6
Exact Sciences Corp.	17,254	1,024,025	16.8
Exelixis, Inc.	23,548	552,436	9.1
Expedia Group, Inc.	23,425	3,153,708	51.8
F5, Inc.	829	137,042	2.2
Fair Isaac Corp.	341	386,466	6.3
First American Financial Corp.	15,557	833,389	13.7
Flex Ltd.	52,332	1,499,312	24.6
Flowers Foods, Inc.	3,261	81,329	1.3
Flowserve Corp.	30,883	1,456,442	23.9
Fox Corp., Class A	41,648	1,291,504	21.2
Franklin Resources, Inc.	2,731	62,376	1.0
GFL Environmental, Inc.	64,518	2,055,907	33.8
Globant SA	4,356	777,938	12.8
GoDaddy, Inc., Class A	13,266	1,623,493	26.7
Graco, Inc.	28,734	2,304,467	37.8
H&R Block, Inc.	19,569	924,244	15.2
Halozyme Therapeutics, Inc.	9,103	346,824	5.7
Helmerich & Payne, Inc.	46,822	1,841,509	30.2
Hewlett Packard Enterprise Co.	13,828	235,076	3.9
Home Depot, Inc.	17,865	5,970,840	98.1
HP, Inc.	80,576	2,263,380	37.2
IDEXX Laboratories, Inc.	3,508	1,728,602	28.4
Incyte Corp.	27,502	1,431,479	23.5
Invesco Ltd.	93,449	1,324,172	21.7
Ionis Pharmaceuticals, Inc.	38,830	1,602,126	26.3
ITT, Inc.	3,545	458,510	7.5
Jack Henry & Associates, Inc.	15,599	2,537,801	41.7
James Hardie Industries PLC, CDI	71,832	2,454,111	40.3
Jones Lang LaSalle, Inc.	7,144	1,290,921	21.2
Kellanova	1,031	59,654	1.0
KeyCorp.	102,925	1,491,383	24.5
Keysight Technologies, Inc.	5,522	816,925	13.4
Lamar Advertising Co., Class A	5,008	580,177	9.5
Lattice Semiconductor Corp.	3,787	259,788	4.3
Liberty Media Corp.-Liberty SiriusXM	7,685	184,901	3.0
Lockheed Martin Corp.	6,714	3,121,540	51.3
Louisiana-Pacific Corp.	26,136	1,912,894	31.4
Manhattan Associates, Inc.	24,457	5,039,609	82.8
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Marathon Oil Corp.	33,494	$899,314	14.8%
Marathon Petroleum Corp.	16,617	3,019,641	49.6
Marsh & McLennan Cos., Inc.	10,150	2,024,215	33.2
Masco Corp.	12,903	883,210	14.5
Mastercard, Inc., Class A	20,047	9,045,206	148.6
Mettler-Toledo International, Inc.	2,277	2,800,027	46.0
MGM Resorts International	53,956	2,128,025	34.9
Moderna, Inc.	27,854	3,072,575	50.5
Mosaic Co.	195,785	6,145,691	100.9
MSCI, Inc., Class A	924	430,390	7.1
Murphy USA, Inc.	1,142	472,582	7.8
Nestle SA, Class N, Registered Shares	64,178	6,492,285	106.6
NetApp, Inc.	36,089	3,688,657	60.6
Neurocrine Biosciences, Inc.	8,463	1,164,001	19.1
NiSource, Inc.	67,319	1,875,507	30.8
Northrop Grumman Corp.	36,985	17,938,835	294.6
NRG Energy, Inc.	32,272	2,345,206	38.5
Nutanix, Inc., Class A	13,175	799,723	13.1
NVIDIA Corp.	5,228	4,517,097	74.2
NVR, Inc.	169	1,257,166	20.6
OGE Energy Corp.	7,124	246,847	4.1
Oshkosh Corp.	35,862	4,026,227	66.1
Otis Worldwide Corp.	70,027	6,386,462	104.9
Paramount Global, Class B	135,727	1,545,931	25.4
Penske Automotive Group, Inc.	12,553	1,919,479	31.5
Pinterest, Inc., Class A	63,600	2,127,420	34.9
Pool Corp.	1,300	471,289	7.7
Post Holdings, Inc.	22,471	2,385,297	39.2
Primo Water Corp.	45,167	850,670	14.0
Pure Storage, Inc., Class A	25,007	1,260,353	20.7
Qualys, Inc.	7,613	1,247,847	20.5
Reinsurance Group of America, Inc.	23,689	4,429,606	72.8
ResMed, Inc.	15,119	3,235,315	53.1
RH	2,658	656,659	10.8
Robert Half, Inc.	310	21,433	0.4
Roche Holding AG	1,355	359,149	5.9
RPM International, Inc.	9,950	1,063,755	17.5
Sarepta Therapeutics, Inc.	10,974	1,389,967	22.8
Sempra	99,770	7,146,525	117.4
Service Corp. International	59,253	4,249,033	69.8
ServiceNow, Inc.	13,214	9,161,663	150.5
Signify NV	1,565	42,469	0.7
Silicon Laboratories, Inc.	6,752	820,300	13.5
Spotify Technology SA	7,885	2,211,269	36.3
SS&C Technologies Holdings, Inc.	82,791	5,123,935	84.2
Synopsys, Inc.	468	248,316	4.1
Synovus Financial Corp.	3,574	127,913	2.1
Target Corp.	27,368	4,405,701	72.4
TD SYNNEX Corp.	10,316	1,215,637	20.0
TE Connectivity Ltd.	16,700	2,362,716	38.8
Teradata Corp.	23,979	889,621	14.6
Teradyne, Inc.	39,510	4,595,803	75.5
Toll Brothers, Inc.	7,094	844,966	13.9
Transocean Ltd.	24,010	125,332	2.1
TransUnion	3,867	282,291	4.6
Trex Co., Inc.	26,668	2,361,451	38.8
Truist Financial Corp.	74,303	2,790,078	45.8
UGI Corp.	158,730	4,057,139	66.6
UiPath, Inc., Class A	3,874	73,490	1.2
Union Pacific Corp.	3,544	840,495	13.8
United Therapeutics Corp.	6,059	1,419,805	23.3
Security	Shares	Value	% of Basket Value
United States (continued)
Unum Group	1,618	$82,033	1.3%
Valero Energy Corp.	4,265	681,846	11.2
Varonis Systems, Inc.	32,179	1,407,831	23.1
VeriSign, Inc.	31,224	5,291,844	86.9
Visa, Inc., A Shares	60,415	16,228,073	266.5
Waste Management, Inc.	47,149	9,807,935	161.1
Watsco, Inc.	2,733	1,223,619	20.1
Westinghouse Air Brake Technologies Corp.	9,109	1,467,278	24.1
Westlake Corp.	22,991	3,387,954	55.6
WEX, Inc.	5,964	1,259,955	20.7
WW Grainger, Inc.	625	575,844	9.5
Zillow Group, Inc., Class C	51,164	2,178,051	35.8
Zions Bancorp NA	36,957	1,507,106	24.8
Zoetis, Inc., Class A	12,706	2,023,303	33.2
Zscaler, Inc.	49,850	8,621,059	141.6
Zurn Elkay Water Solutions Corp., Class C	3,497	109,386	1.8
		377,237,610
Preferred Stocks
Germany
Bayerische Motoren Werke AG	2,838	290,275	4.8
Henkel AG & Co. KGaA	1,080	86,013	1.4
		376,288
Total Reference Entity — Long		682,729,983
Reference Entity — Short
Common Stocks
Australia
Lottery Corp. Ltd.	(28,721)	(89,097)	(1.5)
NEXTDC Ltd.	(157,113)	(1,661,389)	(27.3)
Pilbara Minerals Ltd.	(1,215,410)	(3,077,961)	(50.5)
Reece Ltd.	(17,295)	(305,166)	(5.0)
Woodside Energy Group Ltd.	(1)	(18)	(0.0)
		(5,133,631)
Austria
Voestalpine AG	(13,425)	(356,828)	(5.9)
Belgium
Elia Group SA/NV	(9,914)	(950,438)	(15.6)
Solvay SA	(7,575)	(245,186)	(4.0)
		(1,195,624)
Bermuda
RenaissanceRe Holdings Ltd.	(3,662)	(802,893)	(13.2)
Cameroon, United Republic Of
Golar LNG Ltd.	(69,998)	(1,716,351)	(28.2)
Canada
Agnico Eagle Mines Ltd.	(207,063)	(13,122,956)	(215.5)
Air Canada	(11,798)	(174,103)	(2.9)
ARC Resources Ltd.	(4,926)	(89,906)	(1.5)
Bank of Montreal	(84,967)	(7,579,528)	(124.5)
Bank of Nova Scotia	(23,879)	(1,093,941)	(18.0)
Cameco Corp.	(110,726)	(5,048,070)	(82.9)
Canadian Apartment Properties REIT	(22,243)	(691,401)	(11.4)
Canadian National Railway Co.	(44,908)	(5,442,789)	(89.4)
Canadian Pacific Kansas City Ltd.	(532,534)	(41,747,282)	(685.7)
Fairfax Financial Holdings Ltd.	(951)	(1,033,229)	(17.0)
Finning International, Inc.	(24,526)	(768,451)	(12.6)
Fortis, Inc.	(60,514)	(2,377,457)	(39.0)
Kinross Gold Corp.	(8,379)	(54,477)	(0.9)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Lightspeed Commerce, Inc.	(70,361)	$(920,296)	(15.1)%
Loblaw Cos. Ltd.	(265)	(29,021)	(0.5)
Manulife Financial Corp.	(31,855)	(742,026)	(12.2)
Nexgen Energy Ltd.	(11,877)	(90,331)	(1.5)
Open Text Corp.	(1,792)	(63,047)	(1.0)
Osisko Gold Royalties Ltd.	(80,195)	(1,230,343)	(20.2)
Pan American Silver Corp.	(68,404)	(1,262,621)	(20.7)
Pembina Pipeline Corp.	(48,118)	(1,696,599)	(27.9)
Quebecor, Inc., Class B	(21,548)	(445,318)	(7.3)
RB Global, Inc.	(96,278)	(6,881,169)	(113.0)
RioCan Real Estate Investment Trust	(68,109)	(862,174)	(14.2)
Rogers Communications, Inc., Class B	(232,288)	(8,702,480)	(142.9)
SNC-Lavalin Group, Inc.	(12,719)	(487,706)	(8.0)
Sun Life Financial, Inc.	(29,970)	(1,528,186)	(25.1)
Suncor Energy, Inc.	(9,217)	(354,439)	(5.8)
Teck Resources Ltd., Class B	(2,967)	(147,021)	(2.4)
TMX Group Ltd.	(48,320)	(1,278,329)	(21.0)
(105,944,696)
Chile
Lundin Mining Corp.	(4,436)	(50,588)	(0.8)
China
ESR Group Ltd.	(5,800)	(6,351)	(0.1)
Wilmar International Ltd.	(83,900)	(197,583)	(3.3)
(203,934)
Denmark
Bavarian Nordic A/S	(1,610)	(34,972)	(0.6)
Zealand Pharma A/S	(7,471)	(667,564)	(10.9)
(702,536)
Finland
Kesko OYJ, B Shares	(14,757)	(250,781)	(4.1)
Neste OYJ	(20,961)	(472,575)	(7.8)
Orion OYJ, Class B	(18,591)	(707,533)	(11.6)
(1,430,889)
France
Air France-KLM	(4,776)	(48,495)	(0.8)
Airbus SE	(68,406)	(11,212,073)	(184.1)
AXA SA	(41,781)	(1,442,160)	(23.7)
Biomerieux	(6,229)	(659,120)	(10.8)
BNP Paribas SA	(117,566)	(8,424,310)	(138.4)
Bollore SE	(365,735)	(2,363,271)	(38.8)
Capgemini SE	(7,488)	(1,566,683)	(25.7)
Cie de Saint-Gobain SA	(1,082)	(85,778)	(1.4)
Covivio SA/France	(2,209)	(109,471)	(1.8)
Edenred SE	(2,831)	(134,036)	(2.2)
EssilorLuxottica SA	(22,603)	(4,798,252)	(78.8)
Ipsen SA	(8,355)	(1,012,060)	(16.6)
Kering SA	(11,032)	(3,848,410)	(63.2)
Klepierre SA	(11,864)	(317,252)	(5.2)
Renault SA	(52,601)	(2,597,554)	(42.7)
Safran SA	(19,505)	(4,210,452)	(69.2)
Sartorius Stedim Biotech	(11,050)	(2,367,145)	(38.9)
TotalEnergies SE	(82,284)	(5,958,326)	(97.9)
Worldline SA	(4,965)	(51,499)	(0.8)
(51,206,347)
Germany
AIXTRON SE	(5,832)	(134,908)	(2.2)
Bayer AG, Class N, Registered Shares	(28,494)	(828,333)	(13.6)
Security	Shares	Value	% of Basket Value
Germany (continued)
Bechtle AG	(5,208)	$(250,171)	(4.1)%
Deutsche Post AG, Class N	(43,374)	(1,808,217)	(29.7)
Hannover Rueck SE, Class N	(1,100)	(271,655)	(4.5)
Symrise AG	(12,080)	(1,289,033)	(21.2)
TAG Immobilien AG	(2,345)	(33,262)	(0.5)
Vonovia SE	(115,277)	(3,318,044)	(54.5)
(7,933,623)
Hong Kong
CK Infrastructure Holdings Ltd.	(68,000)	(383,864)	(6.3)
CLP Holdings Ltd.	(203,500)	(1,599,570)	(26.3)
Henderson Land Development Co. Ltd.	(130,000)	(391,641)	(6.4)
HKT Trust & HKT Ltd., Class SS	(2,459,000)	(2,712,625)	(44.6)
Hong Kong & China Gas Co. Ltd.	(460,000)	(349,510)	(5.7)
Link REIT	(43,500)	(186,257)	(3.1)
Power Assets Holdings Ltd.	(155,500)	(891,328)	(14.6)
Sino Land Co. Ltd.	(651,107)	(695,684)	(11.4)
Techtronic Industries Co. Ltd.	(7,500)	(103,568)	(1.7)
(7,314,047)
Ireland
Aercap Holdings NV	(42,413)	(3,583,474)	(58.9)
Israel
Azrieli Group Ltd.	(16,475)	(1,059,761)	(17.4)
Bank Hapoalim BM	(121,752)	(1,096,551)	(18.0)
Bank Leumi Le-Israel BM	(119,886)	(933,956)	(15.3)
Global-e Online Ltd.	(7,491)	(251,173)	(4.1)
Israel Discount Bank Ltd., Class A	(89,781)	(460,406)	(7.6)
Mizrahi Tefahot Bank Ltd.	(9,777)	(355,943)	(5.9)
Mobileye Global, Inc., Class A	(433)	(11,929)	(0.2)
(4,169,719)
Italy
Assicurazioni Generali SpA	(39,081)	(948,772)	(15.6)
BPER Banca SPA	(8,826)	(45,660)	(0.8)
DiaSorin SpA	(3,625)	(364,639)	(6.0)
Leonardo SpA	(19,194)	(439,097)	(7.2)
Nexi SpA	(17,272)	(100,051)	(1.6)
Poste Italiane SpA	(31,968)	(404,360)	(6.6)
Ryanair Holdings PLC	(179,373)	(3,805,190)	(62.5)
(6,107,769)
Japan
Bridgestone Corp.	(13,200)	(595,272)	(9.8)
Chiba Bank Ltd.	(7,400)	(63,903)	(1.0)
Chugai Pharmaceutical Co. Ltd.	(45,200)	(1,470,642)	(24.1)
GLP J-REIT	(100)	(83,110)	(1.4)
Harmonic Drive Systems, Inc.	(2,600)	(66,417)	(1.1)
Ibiden Co. Ltd.	(16,300)	(633,692)	(10.4)
Iida Group Holdings Co. Ltd.	(29,400)	(383,525)	(6.3)
Japan Metropolitan Fund Invest	(1,557)	(960,893)	(15.8)
Japan Petroleum Exploration Co. Ltd.	(800)	(34,583)	(0.6)
Japan Real Estate Investment Corp.	(167)	(578,876)	(9.5)
Keisei Electric Railway Co. Ltd.	(9,200)	(350,746)	(5.8)
Kikkoman Corp.	(51,500)	(627,753)	(10.3)
Kintetsu Group Holdings Co. Ltd., Class L	(23,900)	(629,318)	(10.3)
Kyushu Electric Power Co., Inc.	(56,400)	(536,714)	(8.8)
Kyushu Railway Co.	(53,100)	(1,169,733)	(19.2)
M&A Research Institute Holdings, Inc.	(800)	(25,898)	(0.4)
MatsukiyoCocokara & Co.	(11,700)	(170,154)	(2.8)
Mercari, Inc.	(9,600)	(113,408)	(1.9)
MinebeaMitsumi, Inc.	(3,200)	(61,224)	(1.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Mitsui High-Tec, Inc.	(1,300)	$(59,572)	(1.0)%
Nippon Building Fund, Inc.	(155)	(605,256)	(9.9)
Nippon Sanso Holdings Corp.	(30,200)	(916,507)	(15.0)
Nissan Chemical Corp.	(42,900)	(1,496,083)	(24.6)
Rohto Pharmaceutical Co. Ltd.	(1,700)	(33,892)	(0.6)
Rorze Corp.	(2,000)	(354,159)	(5.8)
Secom Co. Ltd.	(6,400)	(454,569)	(7.5)
Seven & i Holdings Co. Ltd.	(42,200)	(557,384)	(9.1)
SG Holdings Co. Ltd.	(125,100)	(1,497,343)	(24.6)
Sharp Corp.	(48,800)	(257,687)	(4.2)
Shizuoka Financial Group, Inc.	(99,000)	(945,003)	(15.5)
SMC Corp.	(1,200)	(644,941)	(10.6)
Square Enix Holdings Co. Ltd.	(6,500)	(240,024)	(3.9)
SUMCO Corp.	(131,600)	(2,012,591)	(33.1)
Tobu Railway Co. Ltd.	(43,300)	(880,962)	(14.5)
Tokyo Electric Power Co Holdings, Inc.	(92,400)	(589,437)	(9.7)
Tokyo Gas Co. Ltd.	(14,100)	(324,096)	(5.3)
Tokyo Seimitsu Co. Ltd.	(1,400)	(93,437)	(1.5)
Toyo Suisan Kaisha Ltd.	(5,300)	(338,784)	(5.6)
West Japan Railway Co.	(19,800)	(384,682)	(6.3)
Yamato Holdings Co. Ltd.	(26,500)	(358,106)	(5.9)
Yokohama Rubber Co. Ltd.	(15,400)	(412,027)	(6.8)
(22,012,403)
Netherlands
ASR Nederland NV	(997)	(49,680)	(0.8)
EXOR NV	(3,916)	(425,692)	(7.0)
Heineken Holding NV	(33,010)	(2,644,524)	(43.4)
Heineken NV	(28,301)	(2,745,162)	(45.1)
IMCD NV	(3,366)	(505,419)	(8.3)
JDE Peet’s NV	(60,473)	(1,338,260)	(22.0)
(7,708,737)
Portugal
Banco Comercial Portugues SA, R Shares	(8,039,275)	(2,795,717)	(45.9)
Jeronimo Martins SGPS SA	(10,624)	(217,661)	(3.6)
(3,013,378)
Singapore
CapitaLand Ascendas REIT	(691,500)	(1,312,468)	(21.5)
CapitaLand Investment Ltd.	(12,600)	(24,408)	(0.4)
Genting Singapore Ltd.	(701,300)	(468,828)	(7.7)
Jardine Cycle & Carriage Ltd.	(13,400)	(259,040)	(4.2)
Keppel Ltd.	(135,900)	(681,033)	(11.2)
Mapletree Logistics Trust	(6,000)	(5,899)	(0.1)
Oversea-Chinese Banking Corp. Ltd.	(433,500)	(4,511,999)	(74.1)
Singapore Exchange Ltd.	(75,700)	(517,255)	(8.5)
Singapore Technologies Engineering Ltd.	(154,300)	(454,017)	(7.5)
STMicroelectronics NV	(19,430)	(766,161)	(12.6)
(9,001,108)
South Korea
Delivery Hero SE	(1,235)	(34,374)	(0.6)
Spain
Amadeus IT Group SA	(28,164)	(1,780,317)	(29.3)
Endesa SA	(121,123)	(2,200,416)	(36.1)
(3,980,733)
Switzerland
Bachem Holding AG, Class N	(1,259)	(110,076)	(1.8)
EMS-Chemie Holding AG, Registered Shares	(2,654)	(2,132,183)	(35.0)
On Holding AG, Class A	(32,901)	(1,044,607)	(17.2)
Security	Shares	Value	% of Basket Value
Switzerland (continued)
SGS SA, Registered Shares	(1,291)	$(114,458)	(1.9)%
SIG Group AG	(33,737)	(679,588)	(11.2)
Straumann Holding AG, Registered Shares	(1,241)	(166,427)	(2.7)
Swatch Group AG	(2,774)	(587,434)	(9.6)
Swiss Life Holding AG, Class N, Registered Shares	(7,900)	(5,371,048)	(88.2)
Swisscom AG, Class N, Registered Shares	(7,314)	(4,041,728)	(66.4)
(14,247,549)
Thailand
Fabrinet	(2,402)	(415,714)	(6.8)
Turkey
Eldorado Gold Corp.	(31,766)	(453,035)	(7.5)
United Kingdom
Admiral Group PLC	(19,686)	(667,546)	(11.0)
Associated British Foods PLC	(18,591)	(613,215)	(10.1)
Barclays PLC	(2,670,264)	(6,708,454)	(110.2)
Beazley PLC	(93,144)	(767,703)	(12.6)
Ck Hutchison Holdings Ltd.	(149,500)	(725,572)	(11.9)
DS Smith PLC	(194,959)	(845,591)	(13.9)
Howden Joinery Group PLC	(14,148)	(153,414)	(2.5)
JD Sports Fashion PLC	(841,315)	(1,199,759)	(19.7)
Lloyds Banking Group PLC	(1,899,043)	(1,221,043)	(20.1)
Ocado Group PLC	(39,663)	(172,975)	(2.8)
Persimmon PLC	(46,589)	(751,803)	(12.3)
Reckitt Benckiser Group PLC	(40,309)	(2,245,631)	(36.9)
Rentokil Initial PLC	(143,453)	(721,118)	(11.8)
Smith & Nephew PLC	(528,650)	(6,387,619)	(104.9)
Unilever PLC	(488,357)	(25,161,834)	(413.3)
UNITE Group PLC	(54,964)	(635,090)	(10.4)
Vistry Group PLC	(17,143)	(253,724)	(4.2)
(49,232,091)
United States
10X Genomics, Inc., Class A	(7,901)	(231,341)	(3.8)
Aflac, Inc.	(55,314)	(4,627,016)	(76.0)
Agree Realty Corp.	(27,731)	(1,586,768)	(26.1)
Air Lease Corp., Class A	(31,589)	(1,587,031)	(26.1)
Airbnb, Inc., Class A	(10,170)	(1,612,657)	(26.5)
Albemarle Corp.	(16,745)	(2,014,591)	(33.1)
Alight, Inc., Class A	(230,047)	(2,075,024)	(34.1)
Allegion PLC	(396)	(48,138)	(0.8)
Alliant Energy Corp.	(141,912)	(7,067,218)	(116.1)
Amcor PLC	(185,307)	(1,656,645)	(27.2)
Ameren Corp.	(2,381)	(175,884)	(2.9)
American Electric Power Co., Inc.	(20,530)	(1,766,196)	(29.0)
Amkor Technology, Inc.	(49,895)	(1,614,103)	(26.5)
Annaly Capital Management, Inc.	(64,590)	(1,210,417)	(19.9)
Antero Midstream Corp.	(90,418)	(1,251,385)	(20.6)
Apollo Global Management, Inc.	(52,727)	(5,714,552)	(93.9)
AptarGroup, Inc.	(5,571)	(804,341)	(13.2)
Armstrong World Industries, Inc.	(12,652)	(1,453,462)	(23.9)
Arthur J Gallagher & Co.	(11,194)	(2,627,120)	(43.1)
Asana, Inc., Class A	(9,104)	(135,376)	(2.2)
Aspen Technology, Inc.	(7,675)	(1,510,977)	(24.8)
ATI, Inc.	(17,678)	(1,055,377)	(17.3)
Avantor, Inc.	(39,554)	(958,393)	(15.7)
Ball Corp.	(55,111)	(3,834,072)	(63.0)
Bath & Body Works, Inc.	(8,478)	(385,071)	(6.3)
Bausch Health Cos, Inc.	(50,038)	(437,409)	(7.2)
Berkshire Hathaway, Inc., Class B	(5,132)	(2,036,018)	(33.4)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Berry Global Group, Inc.	(1,417)	$(80,259)	(1.3)%
Bill Holdings, Inc.	(4,763)	(297,021)	(4.9)
Bio-Techne Corp.	(21,519)	(1,360,216)	(22.3)
BJ’s Wholesale Club Holdings, Inc.	(16,983)	(1,268,290)	(20.8)
Blackline, Inc.	(80,943)	(4,698,741)	(77.2)
Blue Owl Capital, Inc.	(32,041)	(605,254)	(9.9)
BorgWarner, Inc.	(7,222)	(236,665)	(3.9)
Boston Scientific Corp.	(55,490)	(3,988,066)	(65.5)
Braze, Inc., Class A	(2,332)	(97,711)	(1.6)
Brixmor Property Group, Inc.	(3,361)	(74,278)	(1.2)
Cava Group, Inc.	(2,604)	(187,332)	(3.1)
Celanese Corp., Class A	(62,454)	(9,593,559)	(157.6)
Chipotle Mexican Grill, Inc.	(1,491)	(4,710,964)	(77.4)
Chord Energy Corp.	(13,876)	(2,455,774)	(40.3)
Churchill Downs, Inc.	(7,817)	(1,008,393)	(16.6)
Citigroup, Inc.	(255,000)	(15,639,150)	(256.9)
Coca-Cola Consolidated, Inc.	(1,344)	(1,110,144)	(18.2)
Coherent Corp.	(11,993)	(655,178)	(10.8)
Confluent, Inc., Class A	(37,921)	(1,066,339)	(17.5)
Constellation Energy Corp.	(8,761)	(1,629,020)	(26.8)
Cooper Cos, Inc.	(23,110)	(2,058,177)	(33.8)
Core & Main, Inc., Class A	(16,314)	(921,252)	(15.1)
Corebridge Financial, Inc.	(109,021)	(2,895,598)	(47.6)
Coty, Inc., Class A	(52,558)	(601,264)	(9.9)
Cousins Properties, Inc.	(43,686)	(1,002,157)	(16.5)
Crane Co.	(23,009)	(3,221,490)	(52.9)
Cullen/Frost Bankers, Inc.	(952)	(99,332)	(1.6)
DaVita, Inc.	(5,129)	(712,982)	(11.7)
Diamondback Energy, Inc.	(41,349)	(8,316,524)	(136.6)
Dollar Tree, Inc.	(14,219)	(1,681,397)	(27.6)
Dover Corp.	(3,971)	(712,000)	(11.7)
Dun & Bradstreet Holdings, Inc.	(3,676)	(33,452)	(0.5)
Duolingo, Inc.	(2,307)	(520,805)	(8.6)
Dutch Bros, Inc., Class A	(1,979)	(55,729)	(0.9)
East West Bancorp, Inc.	(5,415)	(403,363)	(6.6)
Entegris, Inc.	(29,414)	(3,909,709)	(64.2)
Equifax, Inc.	(3,307)	(728,168)	(12.0)
Erie Indemnity Co., Class A	(876)	(335,210)	(5.5)
Extra Space Storage, Inc.	(37,918)	(5,091,629)	(83.6)
Fifth Third Bancorp	(42,583)	(1,552,576)	(25.5)
First Citizens BancShares, Inc., Class A	(832)	(1,403,384)	(23.0)
Gaming and Leisure Properties, Inc.	(18,106)	(773,669)	(12.7)
GE HealthCare Technologies, Inc.	(8,331)	(635,155)	(10.4)
Graphic Packaging Holding Co.	(88,231)	(2,280,771)	(37.5)
Haleon PLC	(2,907,634)	(12,235,683)	(201.0)
Hasbro, Inc.	(50,055)	(3,068,371)	(50.4)
Healthcare Realty Trust, Inc.	(201,523)	(2,867,672)	(47.1)
HealthEquity, Inc.	(64)	(5,050)	(0.1)
Hexcel Corp.	(12,294)	(789,398)	(13.0)
Hilton Grand Vacations, Inc.	(9,417)	(392,124)	(6.4)
Howmet Aerospace, Inc.	(69,673)	(4,650,673)	(76.4)
Hyatt Hotels Corp., Class A	(6,075)	(903,899)	(14.8)
Immunovant, Inc.	(6,897)	(189,254)	(3.1)
Interactive Brokers Group, Inc., Class A	(20,567)	(2,367,673)	(38.9)
International Flavors & Fragrances, Inc.	(17,237)	(1,459,112)	(24.0)
Intra-Cellular Therapies, Inc.	(12,950)	(929,940)	(15.3)
Intuit, Inc.	(2,231)	(1,395,758)	(22.9)
JB Hunt Transport Services, Inc.	(274)	(44,544)	(0.7)
Kenvue, Inc.	(36,755)	(691,729)	(11.4)
Keurig Dr. Pepper, Inc.	(117,602)	(3,963,187)	(65.1)
Kite Realty Group Trust	(23,990)	(522,982)	(8.6)
KKR & Co., Inc., Class A	(30,323)	(2,822,162)	(46.4)
Security	Shares	Value	% of Basket Value
United States (continued)
Laboratory Corp. of America Holdings	(1,505)	$(303,062)	(5.0)%
Lantheus Holdings, Inc.	(15,817)	(1,052,463)	(17.3)
Levi Strauss & Co., Class A	(31,101)	(659,963)	(10.8)
Liberty Broadband Corp., Class C	(19,257)	(957,651)	(15.7)
Linde PLC	(10,194)	(4,495,146)	(73.8)
Lithia Motors, Inc., Class A	(269)	(68,428)	(1.1)
Loews Corp.	(35,752)	(2,686,763)	(44.1)
MACOM Technology Solutions Holdings, Inc., Class H	(26,134)	(2,664,361)	(43.8)
MarketAxess Holdings, Inc.	(3,564)	(713,121)	(11.7)
Marriott International, Inc., Class A	(20,683)	(4,883,877)	(80.2)
Masimo Corp.	(3,910)	(525,543)	(8.6)
Matador Resources Co.	(21,759)	(1,355,586)	(22.3)
MDU Resources Group, Inc.	(3,279)	(80,991)	(1.3)
Meta Platforms, Inc., Class A	(4,265)	(1,834,675)	(30.1)
Middleby Corp.	(841)	(116,874)	(1.9)
Mueller Industries, Inc.	(4,521)	(252,362)	(4.1)
National Storage Affiliates Trust	(110,869)	(3,884,850)	(63.8)
Netflix, Inc.	(27,000)	(14,867,280)	(244.2)
New Fortress Energy, Inc., Class A	(7,194)	(188,483)	(3.1)
Newmont Corp.	(99,336)	(4,037,015)	(66.3)
News Corp., Class A	(31,229)	(743,250)	(12.2)
Noble Corp. PLC	(46,996)	(2,085,682)	(34.3)
Nordson Corp.	(1,070)	(276,263)	(4.5)
Nuvalent, Inc., Class A	(713)	(49,111)	(0.8)
Omega Healthcare Investors, Inc.	(222,488)	(6,765,860)	(111.1)
Omnicom Group, Inc.	(30,058)	(2,790,585)	(45.8)
ON Semiconductor Corp.	(2,933)	(205,779)	(3.4)
Onto Innovation, Inc.	(21,306)	(3,952,050)	(64.9)
Palantir Technologies, Inc., Class A	(4)	(88)	(0.0)
Parsons Corp.	(17,474)	(1,371,884)	(22.5)
Penumbra, Inc.	(1,751)	(344,019)	(5.6)
Permian Resources Corp.	(175,866)	(2,945,756)	(48.4)
Pinnacle Financial Partners, Inc.	(11,521)	(883,661)	(14.5)
Primerica, Inc.	(2,714)	(574,988)	(9.4)
Procore Technologies, Inc.	(8,856)	(605,928)	(10.0)
Procter & Gamble Co.	(74,000)	(12,076,800)	(198.4)
Progyny, Inc.	(38,960)	(1,249,058)	(20.5)
PTC, Inc.	(6,684)	(1,186,009)	(19.5)
Qiagen NV, QIAD	(71,148)	(2,958,130)	(48.6)
Quest Diagnostics, Inc.	(20,072)	(2,773,549)	(45.6)
R1 RCM, Inc.	(33,397)	(410,449)	(6.7)
Rambus, Inc.	(10,062)	(551,599)	(9.1)
Range Resources Corp.	(33,328)	(1,196,808)	(19.7)
Raymond James Financial, Inc.	(11,393)	(1,389,946)	(22.8)
Realty Income Corp.	(173,829)	(9,306,805)	(152.9)
Regal Rexnord Corp.	(3,479)	(561,406)	(9.2)
Regency Centers Corp.	(17,155)	(1,015,919)	(16.7)
Repligen Corp.	(18,746)	(3,078,093)	(50.6)
Rithm Capital Corp.	(190,695)	(2,120,528)	(34.8)
Ross Stores, Inc.	(326)	(42,233)	(0.7)
Ryder System, Inc.	(356)	(43,379)	(0.7)
Ryman Hospitality Properties, Inc.	(11,166)	(1,177,790)	(19.3)
Samsara, Inc., Class A	(63,558)	(2,220,081)	(36.5)
Selective Insurance Group, Inc.	(2,372)	(241,114)	(4.0)
SentinelOne, Inc., Class A	(104,966)	(2,217,932)	(36.4)
Sherwin-Williams Co.	(8,337)	(2,497,849)	(41.0)
Skyline Champion Corp.	(460)	(34,495)	(0.6)
SoFi Technologies, Inc.	(104)	(705)	(0.0)
SolarEdge Technologies, Inc.	(11,454)	(671,777)	(11.0)
Southern Co.	(98,752)	(7,258,272)	(119.2)
SouthState Corp.	(19,636)	(1,486,445)	(24.4)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Sprouts Farmers Market, Inc.	(71,554)	$(4,724,711)	(77.6)%
SPS Commerce, Inc.	(3,351)	(582,638)	(9.6)
STAG Industrial, Inc.	(44,630)	(1,534,826)	(25.2)
STERIS PLC	(7,356)	(1,504,743)	(24.7)
Sun Communities, Inc.	(22,934)	(2,553,013)	(41.9)
Take-Two Interactive Software, Inc.	(21,675)	(3,095,407)	(50.8)
Teledyne Technologies, Inc.	(1,816)	(692,768)	(11.4)
Tenable Holdings, Inc.	(2,279)	(102,487)	(1.7)
Terreno Realty Corp.	(8,231)	(447,355)	(7.3)
TKO Group Holdings, Inc., Class A	(19,669)	(1,862,064)	(30.6)
TPG, Inc., Class A	(51,399)	(2,215,297)	(36.4)
Tradeweb Markets, Inc., Class A	(20,581)	(2,093,294)	(34.4)
Tyler Technologies, Inc.	(3,267)	(1,507,884)	(24.8)
Vail Resorts, Inc.	(19,305)	(3,655,788)	(60.0)
Valaris Ltd.	(25,130)	(1,634,958)	(26.9)
Valvoline, Inc.	(28,035)	(1,192,048)	(19.6)
Vaxcyte, Inc.	(13,998)	(847,579)	(13.9)
Viatris, Inc.	(46,842)	(541,962)	(8.9)
Vontier Corp.	(67,945)	(2,760,605)	(45.3)
Walt Disney Co.	(151,113)	(16,788,654)	(275.7)
Warner Music Group Corp., Class A	(4,941)	(163,053)	(2.7)
Webster Financial Corp.	(46,757)	(2,049,359)	(33.7)
WEC Energy Group, Inc.	(174)	(14,379)	(0.2)
Welltower, Inc.	(46,372)	(4,418,324)	(72.6)
Whirlpool Corp.	(21,181)	(2,009,230)	(33.0)
Wyndham Hotels & Resorts, Inc.	(25,410)	(1,867,889)	(30.7)
XPO, Inc.	(1,159)	(124,546)	(2.0)
Zebra Technologies Corp., Class A	(2,475)	(778,536)	(12.8)
ZoomInfo Technologies, Inc., Class A	(27,277)	(432,613)	(7.1)
(368,670,519)
Rights
Australia
NEXTDC Ltd., (Expires 05/09/24, Strike Price AUD 15.40)	(22,508)	(18,809)	(0.3)
Total Reference Entity — Short		(676,641,399)
Net Value of Reference Entity — Goldman Sachs Bank USA		$6,088,584
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 06/10/24 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	28,480	$34,419	6.0%
Austal Ltd.	96,322	141,664	24.8
Bega Cheese Ltd.	265,372	699,751	122.7
Boral Ltd.	263,034	962,901	168.9
Challenger Ltd.	348,589	1,494,720	262.2
Charter Hall Social Infrastructure REIT	38,629	62,761	11.0
Data#3 Ltd.	128,671	629,298	110.4
Downer EDI Ltd.	426,753	1,274,047	223.4
GrainCorp Ltd., Class A	124,140	678,487	119.0
Growthpoint Properties Australia Ltd.	220,714	335,988	58.9
Security	Shares	Value	% of Basket Value
Australia (continued)
Inghams Group Ltd.	204,826	$482,216	84.6%
Metcash Ltd.	746,635	1,885,892	330.8
Netwealth Group Ltd.	32,560	407,359	71.4
NRW Holdings Ltd.	55,867	99,181	17.4
Perenti Ltd.	1,387,423	847,090	148.6
Pinnacle Investment Management Group Ltd.	42,297	301,423	52.9
Regis Resources Ltd.	445,869	624,656	109.6
Ridley Corp. Ltd.	70,353	102,058	17.9
Silver Lake Resources Ltd.	465,465	427,319	74.9
Technology One Ltd.	163,452	1,685,055	295.5
Ventia Services Group Pty Ltd.	705,471	1,633,531	286.5
Zip Co. Ltd.	2,223,403	1,736,571	304.6
		16,546,387
Austria
ANDRITZ AG	36,522	1,983,665	347.9
Kontron AG	34,385	689,335	120.9
Raiffeisen Bank International AG	76,595	1,408,353	247.0
Telekom Austria AG	24,837	212,467	37.3
UNIQA Insurance Group AG	74,244	648,449	113.7
		4,942,269
Belgium
Barco NV	67,931	937,611	164.4
Proximus SADP	216,171	1,588,470	278.6
		2,526,081
Bermuda
Hamilton Insurance Group Ltd., Class B	29,863	405,540	71.1
Canada
AbCellera Biologics, Inc.	77,620	293,404	51.5
Advantage Energy Ltd.	20,870	162,612	28.5
Aecon Group, Inc.	52,321	641,833	112.6
Ag Growth International, Inc.	4,348	167,170	29.3
Artis Real Estate Investment Trust	68,837	324,603	56.9
Canfor Corp.	59,177	622,873	109.3
Centerra Gold, Inc.	263,002	1,598,836	280.4
Doman Building Materials Group Ltd.	6,880	38,329	6.7
Fortuna Silver Mines, Inc.	151,167	685,369	120.2
Innergex Renewable Energy, Inc.	279,871	1,630,563	286.0
Interfor Corp.	37,182	471,196	82.6
Major Drilling Group International, Inc.	16,653	115,489	20.3
Nexus Industrial REIT	25,357	127,839	22.4
North American Construction Group Ltd.	51,105	1,075,122	188.6
Obsidian Energy Ltd.	85,459	733,474	128.6
Pason Systems, Inc.	66,157	751,032	131.7
Russel Metals, Inc.	37,580	1,057,240	185.4
Silvercorp Metals, Inc.	102,689	325,464	57.1
Topaz Energy Corp.	40,378	668,188	117.2
Transcontinental, Inc., Class A	5,287	52,865	9.3
		11,543,501
Finland
Citycon OYJ	63,502	258,677	45.4
Outokumpu OYJ	608,443	2,453,567	430.3
		2,712,244
France
CGG SA	1,220,556	508,207	89.1
Cie Plastic Omnium SE	25,971	314,854	55.2
Esso SA Francaise	4,156	791,530	138.8
Etablissements Maurel et Prom SA	93,239	586,045	102.8

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Guerbet	1	$40	0.0%
ICADE	38,372	1,015,927	178.2
Television Francaise 1 SA	98,000	890,880	156.3
		4,107,483
Georgia
Bank of Georgia Group PLC	48,413	3,230,389	566.6
TBC Bank Group PLC	41,370	1,782,824	312.7
		5,013,213
Germany
Atoss Software AG	2,835	754,586	132.4
Aurubis AG	15,337	1,216,418	213.3
Auto1 Group SE	46,528	235,908	41.4
Bilfinger SE	14,667	679,856	119.2
Deutsche Pfandbriefbank AG	51,697	244,667	42.9
Deutsche Wohnen SE	29,501	554,134	97.2
Deutz AG	118,360	680,422	119.3
Duerr AG	25,652	653,425	114.6
Grand City Properties SA	48,118	534,975	93.8
SAF-Holland SE	30,944	593,400	104.1
Salzgitter AG	22,727	581,028	101.9
United Internet AG, Class N, Registered Shares	103,566	2,495,037	437.6
		9,223,856
Ireland
Cimpress PLC	7,103	605,673	106.2
Greencore Group PLC	247,527	403,348	70.8
		1,009,021
Israel
Alony Hetz Properties & Investments Ltd.	30,615	197,589	34.7
Delek Group Ltd.	6,817	800,564	140.4
Kornit Digital Ltd.	7,972	122,849	21.5
Perion Network Ltd.	106,247	1,337,650	234.6
		2,458,652
Italy
Anima Holding SpA	9,392	43,819	7.7
Banca IFIS SpA	11,638	258,224	45.3
Banca Popolare di Sondrio SpA	80,001	665,856	116.8
Brunello Cucinelli SpA	56,053	5,695,628	998.9
Buzzi SpA	19,514	699,945	122.8
Credito Emiliano SpA	7,521	79,122	13.9
De’ Longhi SpA	18,979	621,005	108.9
Hera SpA	88,304	317,521	55.7
Iren SpA	526,414	1,055,816	185.2
Maire Tecnimont SpA	86,161	710,466	124.6
PRADA SpA	472,200	3,848,370	674.9
Sesa SpA	7,774	804,804	141.1
Webuild SpA	429,778	1,074,314	188.4
		15,874,890
Japan
77 Bank Ltd.	76,100	2,196,848	385.3
Adastria Co. Ltd.	19,700	438,437	76.9
Aisan Industry Co. Ltd.	27,300	261,544	45.9
Alfresa Holdings Corp.	121,600	1,840,608	322.8
Artience Co. Ltd.	40,400	766,248	134.4
Bic Camera, Inc.	219,900	2,186,397	383.5
BML, Inc.	6,900	130,459	22.9
Bunka Shutter Co. Ltd.	69,200	762,917	133.8
Security	Shares	Value	% of Basket Value
Japan (continued)
Cellebrite Di Ltd.	51,210	$553,580	97.1%
Coca-Cola Bottlers Japan Holdings, Inc.	90,900	1,302,321	228.4
COMSYS Holdings Corp.	40,200	957,045	167.9
Create Restaurants Holdings, Inc.	124,700	878,997	154.2
Create SD Holdings Co. Ltd.	31,100	687,349	120.6
Daicel Corp.	162,000	1,538,156	269.8
Daiichikosho Co. Ltd.	36,900	438,746	76.9
Dentsu Soken, Inc.	7,200	243,687	42.7
Doutor Nichires Holdings Co. Ltd.	78,000	1,067,959	187.3
DTS Corp.	5,400	150,473	26.4
Elecom Co. Ltd.	34,700	335,957	58.9
Elematec Corp.	16,200	202,047	35.4
FCC Co. Ltd.	105,300	1,532,851	268.8
Financial Partners Group Co. Ltd.	100,300	1,437,326	252.1
Fuji Soft, Inc.	55,500	2,220,741	389.5
FULLCAST Holdings Co. Ltd.	17,400	170,379	29.9
Furukawa Electric Co. Ltd.	124,500	2,727,375	478.3
Futaba Industrial Co. Ltd.	37,700	226,986	39.8
Glory Ltd.	69,300	1,275,653	223.7
GS Yuasa Corp.	45,600	880,793	154.5
Hachijuni Bank Ltd.	3,700	25,221	4.4
Hanwa Co. Ltd.	17,600	692,210	121.4
Heiwa Real Estate Co. Ltd.	24,800	700,142	122.8
Heiwado Co. Ltd.	49,700	782,934	137.3
Hiday Hidaka Corp.	43,200	786,423	137.9
Hioki EE Corp.	20,800	850,553	149.2
Ichigo Office REIT Investment Corp.	588	306,197	53.7
Inaba Denki Sangyo Co. Ltd.	19,500	465,088	81.6
Infomart Corp.	222,300	530,731	93.1
Ishihara Sangyo Kaisha Ltd.	40,400	478,637	83.9
Itochu Enex Co. Ltd.	32,300	319,982	56.1
JAC Recruitment Co. Ltd.	73,300	361,403	63.4
JCU Corp.	4,400	107,403	18.8
JTEKT Corp.	377,500	2,993,051	524.9
Kaneka Corp.	6,600	174,761	30.7
Kato Sangyo Co. Ltd.	10,600	314,563	55.2
Kewpie Corp.	13,000	267,955	47.0
Kissei Pharmaceutical Co. Ltd.	16,900	396,108	69.5
Kitz Corp.	19,100	166,376	29.2
Kokuyo Co. Ltd.	43,200	754,399	132.3
Kumagai Gumi Co. Ltd.	118,900	3,199,963	561.2
Kyoritsu Maintenance Co. Ltd.	89,400	1,949,209	341.9
Maxell Ltd.	35,700	360,191	63.2
Megmilk Snow Brand Co. Ltd.	15,400	254,562	44.6
Meidensha Corp.	18,400	416,568	73.1
MEITEC Group Holdings, Inc.	46,000	876,736	153.8
METAWATER Co. Ltd.	25,800	329,758	57.8
Milbon Co. Ltd.	121,200	2,432,101	426.6
Mitsubishi Shokuhin Co. Ltd.	33,800	1,225,263	214.9
Mitsui Mining & Smelting Co. Ltd.	128,400	4,103,067	719.6
MIXI, Inc.	69,400	1,077,438	189.0
Modec, Inc.	65,500	1,322,695	232.0
Monogatari Corp.	24,100	666,392	116.9
Morinaga & Co. Ltd.	117,300	1,939,045	340.1
Nippn Corp.	139,800	2,204,648	386.7
Nippon Light Metal Holdings Co. Ltd.	121,700	1,477,705	259.2
Nippon Paper Industries Co. Ltd., Class A	159,900	1,124,839	197.3
Nisshin Oillio Group Ltd.	16,700	547,546	96.0
Nisshinbo Holdings, Inc.	212,000	1,644,056	288.3
Nissui Corp.	728,800	4,458,123	781.9
Nittetsu Mining Co. Ltd.	12,900	414,959	72.8
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
NOK Corp.	41,300	$609,693	106.9%
Nomura Co. Ltd.	125,000	688,366	120.7
Noritake Co. Ltd.	13,200	350,533	61.5
Noritz Corp.	17,700	204,347	35.8
North Pacific Bank Ltd.	97,700	286,966	50.3
NTN Corp.	1,381,000	2,802,394	491.5
Okamura Corp.	23,300	360,706	63.3
Oki Electric Industry Co. Ltd.	163,200	1,192,498	209.1
Onward Holdings Co. Ltd.	97,900	385,789	67.7
Optex Group Co. Ltd.	9,600	115,279	20.2
Pacific Industrial Co. Ltd.	143,200	1,510,145	264.9
PALTAC Corp.	32,200	994,831	174.5
Pigeon Corp.	183,600	1,710,036	299.9
Raito Kogyo Co. Ltd.	49,100	652,623	114.5
Relo Group, Inc.	67,000	595,363	104.4
Saizeriya Co. Ltd.	101,500	3,501,643	614.1
Sanki Engineering Co. Ltd.	23,500	337,417	59.2
Sato Holdings Corp.	32,100	455,217	79.8
Seino Holdings Co. Ltd.	18,600	254,958	44.7
Shibaura Machine Co. Ltd.	39,200	897,118	157.3
Sohgo Security Services Co. Ltd.	110,600	628,664	110.3
Starts Corp., Inc.	14,200	327,417	57.4
Sumitomo Mitsui Construction Co. Ltd.	177,500	467,654	82.0
Suzuken Co. Ltd.	74,400	2,245,464	393.8
Systena Corp.	194,400	331,141	58.1
Tadano Ltd.	39,900	327,847	57.5
Taikisha Ltd.	8,800	265,055	46.5
Tamron Co. Ltd.	1,800	85,468	15.0
Toa Corp.	109,200	772,219	135.4
Tokai Rika Co. Ltd.	73,500	1,027,457	180.2
Tosei Corp.	68,900	1,099,833	192.9
Toshiba TEC Corp.	13,600	279,648	49.0
Towa Pharmaceutical Co. Ltd.	56,700	1,043,259	183.0
Toyo Seikan Group Holdings Ltd., Class L	32,600	515,180	90.4
Toyoda Gosei Co. Ltd.	144,800	2,871,699	503.7
TS Tech Co. Ltd.	40,900	515,077	90.3
TSI Holdings Co. Ltd.	95,400	545,036	95.6
Tsubakimoto Chain Co.	15,000	527,418	92.5
UT Group Co. Ltd.	17,400	373,764	65.6
Wacom Co. Ltd.	166,600	652,924	114.5
YAMABIKO Corp.	6,500	87,954	15.4
Yamazen Corp.	38,200	342,917	60.1
Yaoko Co. Ltd.	15,800	873,057	153.1
Yokogawa Bridge Holdings Corp.	19,400	360,021	63.1
Yuasa Trading Co. Ltd.	5,800	216,650	38.0
		105,599,625
Netherlands
Corbion NV, Class C	6,382	138,693	24.3
Eurocommercial Properties NV	10,112	228,985	40.2
Koninklijke BAM Groep NV	126,537	513,763	90.1
PostNL NV	619,709	830,150	145.6
TomTom NV	69,998	414,868	72.8
		2,126,459
Norway
Aker Solutions ASA	208,157	795,131	139.5
Elkem ASA	188,131	334,035	58.6
Nordic Semiconductor ASA	27,615	305,225	53.5
Security	Shares	Value	% of Basket Value
Norway (continued)
Odfjell Drilling Ltd.	216,353	$1,000,953	175.6%
Wallenius Wilhelmsen ASA	36,185	369,169	64.7
		2,804,513
Poland
Inpost SA	331,016	5,294,689	928.6
Portugal
Mota-Engil SGPS SA	126,280	543,923	95.4
Sonae SGPS SA	796,242	793,940	139.2
		1,337,863
Singapore
Frasers Logistics & Commercial Trust	1,389,600	1,008,813	176.9
Grindr, Inc.	32,366	316,863	55.6
iFAST Corp. Ltd.	4,800	25,870	4.5
		1,351,546
Spain
Atlantica Sustainable Infrastructure PLC	37,422	732,348	128.4
Construcciones y Auxiliar de Ferrocarriles SA	12,782	437,672	76.8
Indra Sistemas SA	130,798	2,489,147	436.6
Merlin Properties Socimi SA	141,134	1,581,094	277.3
Naturgy Energy Group SA	18,372	463,524	81.3
		5,703,785
Sweden
Corem Property Group AB, B Shares	74,106	55,791	9.8
Loomis Ab, Class B	20,558	531,855	93.3
Mycronic AB	20,103	707,860	124.1
		1,295,506
Switzerland
Aryzta AG	414,747	790,933	138.7
DKSH Holding AG	13,686	898,809	157.6
Implenia AG, Registered Shares	11,801	434,827	76.3
Inficon Holding AG, Class N, Registered Shares	320	448,291	78.6
IWG PLC	178,595	410,807	72.1
		2,983,667
United Kingdom
Chemring Group PLC	377,961	1,764,460	309.5
Close Brothers Group PLC	193,674	1,097,915	192.6
Computacenter PLC	16,507	526,478	92.3
Firstgroup PLC	498,844	1,006,110	176.5
GB Group PLC	15,679	56,211	9.9
Hunting PLC	179,853	796,330	139.7
Investec PLC	153,497	968,690	169.9
J D Wetherspoon PLC	96,926	874,396	153.3
John Wood Group PLC	217,749	402,342	70.6
Jupiter Fund Management PLC	218,313	209,563	36.7
Just Group PLC	990,769	1,269,461	222.6
Keller Group PLC	17,001	232,408	40.8
Mitchells & Butlers PLC	80,261	240,778	42.2
Mitie Group PLC	399,579	581,939	102.1
Moneysupermarket.com Group PLC	626,851	1,672,958	293.4
Morgan Sindall Group PLC	24,120	677,501	118.8
NCC Group PLC	70,574	119,169	20.9
Nomad Foods Ltd.	361,721	6,532,681	1,145.7
OSB Group PLC	46,621	237,902	41.7
Paragon Banking Group PLC	111,210	988,296	173.3

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Playtech PLC	120,477	$795,322	139.5%
Redde Northgate PLC	103,509	493,145	86.5
Serco Group PLC	814,654	1,857,783	325.8
TP ICAP Group PLC	396,648	1,022,825	179.4
Vesuvius PLC	150,481	895,009	157.0
Workspace Group PLC	26,856	165,377	29.0
		25,485,049
United States
1-800-Flowers.com, Inc., Class A	39,106	354,691	62.2
Accel Entertainment, Inc.	28,933	310,740	54.5
Acushnet Holdings Corp.	6,046	368,685	64.7
Adient PLC	88,760	2,651,261	465.0
Agilysys, Inc.	15,307	1,271,246	223.0
Albany International Corp., Class A	10,381	827,885	145.2
Allient, Inc.	7,991	234,856	41.2
Ambarella, Inc.	28,140	1,293,596	226.9
American Vanguard Corp.	15,729	179,153	31.4
American Woodmark Corp.	60,539	5,574,431	977.7
Anywhere Real Estate, Inc.	123,403	599,739	105.2
Apogee Enterprises, Inc.	22,472	1,388,320	243.5
Archrock, Inc.	37,953	728,318	127.7
Argan, Inc.	6,428	387,351	67.9
Atea Pharmaceuticals, Inc.	42,982	159,033	27.9
AtriCure, Inc.	66,344	1,600,217	280.7
Bandwidth, Inc., Class A	53,597	975,465	171.1
Beazer Homes USA, Inc.	29,930	838,938	147.1
Benchmark Electronics, Inc.	27,124	819,416	143.7
BlueLinx Holdings, Inc.	7,404	811,997	142.4
Brightsphere Investment Group, Inc.	12,884	286,540	50.2
Brookdale Senior Living, Inc.	117,959	800,942	140.5
Cars.com, Inc.	15,059	251,636	44.1
Castle Biosciences, Inc.	58,141	1,226,194	215.1
Century Communities, Inc.	3,560	282,379	49.5
Chegg, Inc.	358,882	1,855,420	325.4
CommVault Systems, Inc.	46,601	4,775,204	837.5
ConnectOne Bancorp, Inc.	22,006	394,127	69.1
Corcept Therapeutics, Inc.	98,772	2,303,363	404.0
CSG Systems International, Inc.	59,869	2,828,212	496.0
Customers Bancorp, Inc.	21,835	997,204	174.9
Delek U.S. Holdings, Inc.	98,080	2,680,526	470.1
Deluxe Corp.	16,459	325,065	57.0
Digi International, Inc.	13,862	425,009	74.5
Dime Community Bancshares, Inc.	16,363	297,807	52.2
DNOW, Inc.	155,151	2,189,181	383.9
Donnelley Financial Solutions, Inc.	19,535	1,226,407	215.1
DXP Enterprises, Inc.	17,805	868,172	152.3
Dycom Industries, Inc.	26,212	3,670,204	643.7
Eagle Bancorp, Inc.	13,563	250,780	44.0
El Pollo Loco Holdings, Inc.	1,336	11,383	2.0
Enact Holdings, Inc.	36,048	1,071,707	188.0
Enova International, Inc.	25,080	1,518,092	266.2
Enovis Corp.	72,332	3,994,896	700.6
Everi Holdings, Inc.	190,252	1,554,359	272.6
eXp World Holdings, Inc.	85,572	852,297	149.5
EZCORP, Inc., Class A	123,194	1,352,670	237.2
First Interstate BancSystem, Inc., Class A	49,827	1,330,381	233.3
Fiverr International Ltd.	123,760	2,538,318	445.2
Flushing Financial Corp.	58,382	643,370	112.8
Forestar Group, Inc.	11,650	361,034	63.3
Franklin Covey Co.	10,686	416,113	73.0
Security	Shares	Value	% of Basket Value
United States (continued)
Frontdoor, Inc.	114,070	$3,500,808	614.0%
Fulgent Genetics, Inc.	11,324	230,443	40.4
Gibraltar Industries, Inc.	26,244	1,875,396	328.9
G-III Apparel Group Ltd.	40,241	1,132,784	198.7
Global Industrial Co.	12,992	500,322	87.7
GQG Partners, Inc., CDI	518,309	761,152	133.5
Gray Television, Inc.	80,570	463,278	81.2
Griffon Corp.	47,489	3,111,479	545.7
Grocery Outlet Holding Corp.	45,547	1,182,856	207.5
Group 1 Automotive, Inc.	7,914	2,326,874	408.1
Guess?, Inc.	62,816	1,682,213	295.0
Hackett Group, Inc.	27,962	606,496	106.4
Harmony Biosciences Holdings, Inc.	25,440	786,350	137.9
Hawaiian Electric Industries, Inc.	99,951	984,517	172.7
Health Catalyst, Inc.	67,262	418,370	73.4
Healthcare Services Group, Inc.	45,845	486,874	85.4
HealthStream, Inc.	11,898	306,611	53.8
Heidrick & Struggles International, Inc.	12,278	361,955	63.5
Hims & Hers Health, Inc., Class A	22,058	276,387	48.5
Horizon Bancorp, Inc.	35,691	409,733	71.9
Howard Hughes Holdings, Inc.	12,488	813,718	142.7
Hub Group, Inc., Class A	12,984	522,217	91.6
Independent Bank Corp.	25,780	639,602	112.2
Independent Bank Group, Inc.	14,133	526,313	92.3
Infinera Corp.	97,013	467,603	82.0
Innoviva, Inc.	97,969	1,480,312	259.6
Intapp, Inc.	29,896	924,384	162.1
iRadimed Corp.	3,173	128,856	22.6
Janus International Group, Inc.	40,309	580,853	101.9
JELD-WEN Holding, Inc.	27,722	568,301	99.7
Kaiser Aluminum Corp.	9,357	846,715	148.5
Korn Ferry	32,227	1,956,823	343.2
Laureate Education, Inc., Class A	242,465	3,515,743	616.6
LeMaitre Vascular, Inc.	4,306	279,029	48.9
Liberty Energy, Inc., Class A	226,742	4,988,324	874.9
LifeStance Health Group, Inc.	259,894	1,606,145	281.7
LivaNova PLC	34,014	1,896,281	332.6
Lovesac Co.	17,202	381,540	66.9
Manitowoc Co., Inc.	27,958	338,292	59.3
MaxLinear, Inc.	25,534	530,852	93.1
Methode Electronics, Inc.	14,303	174,354	30.6
MGP Ingredients, Inc.	22,792	1,787,805	313.6
Midland States Bancorp, Inc.	12,825	280,868	49.3
MiNK Therapeutics, Inc.	72	71	0.0
Montrose Environmental Group, Inc.	20,588	893,931	156.8
N-able, Inc.	97,163	1,191,218	208.9
Nabors Industries Ltd.	9,494	683,853	119.9
National Vision Holdings, Inc.	43,804	763,066	133.8
NETGEAR, Inc.	48,519	717,111	125.8
NetScout Systems, Inc.	19,657	378,594	66.4
NexPoint Residential Trust, Inc.	35,701	1,222,402	214.4
NMI Holdings, Inc., Class A	11,994	370,135	64.9
Novocure Ltd.	188,921	2,312,393	405.6
OceanFirst Financial Corp.	17,510	258,448	45.3
ON24, Inc.	31,698	208,890	36.6
OneSpan, Inc.	71,592	774,625	135.9
Outfront Media, Inc.	457,530	7,256,426	1,272.7
Palomar Holdings, Inc.	9,535	750,118	131.6
Pennant Group, Inc.	7,818	163,474	28.7
Perella Weinberg Partners, Class A	38,054	567,766	99.6
Perficient, Inc.	24,281	1,147,520	201.3
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
PetIQ, Inc., Class A	81,339	$1,327,453	232.8%
PRA Group, Inc.	40,355	960,045	168.4
Premier Financial Corp.	34,324	665,199	116.7
Prestige Consumer Healthcare, Inc.	38,704	2,777,399	487.1
PROG Holdings, Inc.	17,289	574,686	100.8
Proto Labs, Inc.	21,600	658,368	115.5
Quaker Chemical Corp.	5,579	1,040,651	182.5
Radius Recycling, Inc., Class A	12,277	213,865	37.5
Redfin Corp.	107,177	601,263	105.4
REX American Resources Corp.	20,825	1,152,247	202.1
RHI Magnesita NV	10,387	468,165	82.1
RLJ Lodging Trust	39,259	431,849	75.7
Sandy Spring Bancorp, Inc.	10,583	216,422	38.0
SEMrush Holdings, Inc., Class A	28,175	344,862	60.5
Semtech Corp.	75,171	2,827,933	496.0
SI-BONE, Inc.	60,328	860,277	150.9
Sims Ltd.	75,379	574,506	100.8
SolarWinds Corp.	25,248	278,233	48.8
Southside Bancshares, Inc.	2,320	61,851	10.8
SpartanNash Co.	16,356	312,236	54.8
Spectrum Brands Holdings, Inc.	7,444	609,440	106.9
Steelcase, Inc., Class A	57,217	688,321	120.7
Summit Hotel Properties, Inc.	562,039	3,377,854	592.4
Supernus Pharmaceuticals, Inc.	46,361	1,395,466	244.7
TTEC Holdings, Inc.	7,233	52,656	9.2
TTM Technologies, Inc.	22,771	339,971	59.6
Turning Point Brands, Inc.	44,280	1,277,035	224.0
Tutor Perini Corp.	65,542	1,089,963	191.2
Univest Financial Corp.	13,927	290,657	51.0
Upbound Group, Inc.	20,682	641,349	112.5
Upwork, Inc.	40,622	475,277	83.4
Varex Imaging Corp.	67,252	1,092,845	191.7
Verint Systems, Inc.	80,121	2,426,064	425.5
Viad Corp.	6,347	218,845	38.4
Vimeo, Inc.	26,077	93,616	16.4
Vishay Precision Group, Inc.	7,311	241,263	42.3
Vital Farms, Inc.	25,255	675,824	118.5
Wabash National Corp.	13,985	323,193	56.7
World Kinect Corp.	54,340	1,276,990	224.0
Yext, Inc.	51,251	281,368	49.3
Zumiez, Inc.	14,867	255,712	44.8
Zuora, Inc., Class A	69,089	681,218	119.5
		165,406,636
Total Reference Entity — Long		395,752,475
Reference Entity — Short
Common Stocks
Australia
Alpha HPA Ltd.	(176,410)	(121,655)	(21.3)
APM Human Services International Ltd.	(288,118)	(223,695)	(39.2)
ARB Corp. Ltd.	(21,052)	(513,955)	(90.1)
Bank of Queensland Ltd.	(587,401)	(2,305,205)	(404.3)
Bellevue Gold Ltd.	(370,351)	(415,991)	(73.0)
Brickworks Ltd.	(6,804)	(116,554)	(20.5)
Capricorn Metals Ltd.	(81,871)	(257,694)	(45.2)
Champion Iron Ltd.	(156,941)	(707,493)	(124.1)
Coronado Global Resources, Inc., CDI	(324,582)	(256,625)	(45.0)
De Grey Mining Ltd.	(198,387)	(164,195)	(28.8)
EVT Ltd.	(60,918)	(463,753)	(81.3)
Genesis Minerals Ltd.	(152,951)	(170,039)	(29.8)
Security	Shares	Value	% of Basket Value
Australia (continued)
GUD Holdings Ltd.	(86,653)	$(565,831)	(99.2)%
HMC Capital Ltd.	(82,034)	(330,488)	(58.0)
Iris Energy Ltd.	(81,495)	(353,688)	(62.0)
Kelsian Group Ltd.	(123,202)	(435,554)	(76.4)
Leo Lithium Ltd.	(33,787)	(9,336)	(1.6)
Liontown Resources Ltd.	(682,596)	(532,906)	(93.5)
Neuren Pharmaceuticals Ltd.	(38,669)	(472,055)	(82.8)
Nine Entertainment Co. Holdings Ltd.	(1,118,990)	(1,084,673)	(190.2)
PEXA Group Ltd.	(54,112)	(418,775)	(73.5)
Red 5 Ltd.	(805,388)	(229,501)	(40.3)
Silex Systems Ltd.	(86,052)	(278,188)	(48.8)
Stanmore Resources Ltd.	(583,772)	(1,240,755)	(217.6)
Strike Energy Ltd.	(2,904,135)	(408,851)	(71.7)
Tietto Minerals Ltd.	(1,665,861)	(718,609)	(126.0)
(12,796,064)
Austria
CA Immobilien Anlagen AG	(81,731)	(2,646,895)	(464.2)
Belgium
Azelis Group NV	(39,140)	(936,671)	(164.3)
Biocartis Group NV	(30)	—	0.0
Cofinimmo SA	(29,723)	(1,973,732)	(346.1)
Melexis NV	(14,468)	(1,204,061)	(211.2)
Xior Student Housing NV	(11,300)	(334,808)	(58.7)
(4,449,272)
Brazil
ERO Copper Corp.	(151,317)	(3,081,173)	(540.4)
Canada
BlackBerry Ltd.	(264,081)	(737,567)	(129.4)
Brookfield Business Corp., Class A	(11,611)	(237,010)	(41.6)
Cogeco Communications, Inc.	(10,359)	(410,061)	(71.9)
Converge Technology Solutions Corp.	(28)	(109)	(0.0)
CT Real Estate Investment Trust	(39,667)	(386,473)	(67.8)
Definity Financial Corp.	(59,441)	(1,978,906)	(347.1)
EQB, Inc.	(6,039)	(366,404)	(64.3)
Filo Corp.	(65,950)	(1,180,311)	(207.0)
MAG Silver Corp.	(40,883)	(502,123)	(88.1)
Maple Leaf Foods, Inc.	(86,585)	(1,530,928)	(268.5)
Martinrea International, Inc.	(84,377)	(700,881)	(122.9)
Minto Apartment Real Estate Investment Trust	(86,425)	(909,688)	(159.5)
Primaris Real Estate Investment Trust	(2,620)	(25,088)	(4.4)
Savaria Corp.	(31,182)	(373,444)	(65.5)
SilverCrest Metals, Inc.	(144,091)	(1,178,239)	(206.6)
Skeena Resources Ltd.	(146,595)	(691,255)	(121.2)
SmartCentres Real Estate Investment Trust	(42,003)	(679,522)	(119.2)
Solaris Resources, Inc.	(8,852)	(32,752)	(5.7)
Spartan Delta Corp.	(103,759)	(303,362)	(53.2)
Spin Master Corp.	(24,100)	(525,835)	(92.2)
StorageVault Canada, Inc.	(120,397)	(413,075)	(72.5)
Triple Flag Precious Metals Corp.	(23,734)	(382,243)	(67.0)
Trisura Group Ltd.	(14,730)	(449,347)	(78.8)
Winpak Ltd.	(19,137)	(595,197)	(104.4)
(14,589,820)
China
AustAsia Group Ltd.	(1,000)	(136)	(0.0)
TI Fluid Systems PLC	(205,370)	(351,922)	(61.7)
(352,058)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Colombia
Aris Mining Corp.	(46,280)	$(187,366)	(32.9)%
Denmark
Dfds A/S	(60,464)	(1,839,325)	(322.6)
FLSmidth & Co A/S	(12,988)	(645,071)	(113.1)
Netcompany Group A/S	(1,259)	(45,456)	(8.0)
NTG Nordic Transport Group A/S, Class A	(6,158)	(248,028)	(43.5)
Spar Nord Bank A/S	(90,159)	(1,588,051)	(278.5)
(4,365,931)
Faeroe Islands
Bakkafrost P/F	(31,527)	(1,941,851)	(340.6)
Finland
Cargotec OYJ, B Shares	(52,328)	(4,116,006)	(721.9)
Metsa Board OYJ, Class B	(208,882)	(1,495,045)	(262.2)
TietoEVRY OYJ	(77,163)	(1,449,805)	(254.3)
Tokmanni Group Corp.	(37,127)	(560,752)	(98.3)
(7,621,608)
France
Alten SA	(19,639)	(2,296,332)	(402.7)
Casino Guichard Perrachon SA	(14,470)	(441)	(0.1)
Esker SA	(7,310)	(1,352,347)	(237.2)
Metropole Television SA	(54,299)	(763,206)	(133.8)
Neoen SA	(73,315)	(2,234,254)	(391.9)
Verallia SA	(127,792)	(4,902,777)	(859.9)
(11,549,357)
Germany
Eckert & Ziegler SE	(6,372)	(250,863)	(44.0)
PNE AG, Class N	(31,605)	(450,536)	(79.0)
Siltronic AG	(3,069)	(238,337)	(41.8)
Sixt SE	(6,325)	(602,954)	(105.8)
SUESS MicroTec SE, Class N	(2,270)	(111,935)	(19.6)
Thyssenkrupp Nucera AG & Co. KGaa	(34,168)	(435,647)	(76.4)
(2,090,272)
Ghana
Tullow Oil PLC	(3,545,374)	(1,602,111)	(281.0)
Indonesia
Golden Agri-Resources Ltd.	(797,500)	(160,935)	(28.2)
Nickel Industries Ltd.	(1,206,780)	(721,082)	(126.5)
(882,017)
Ireland
Ardmore Shipping Corp.	(21,680)	(363,140)	(63.7)
C&C Group PLC	(415,518)	(848,529)	(148.8)
(1,211,669)
Israel
Israel Corp. Ltd.	(7,600)	(1,810,726)	(317.6)
Maytronics Ltd.	(17,170)	(146,746)	(25.7)
OPC Energy Ltd.	(11,118)	(83,382)	(14.6)
Strauss Group Ltd.	(44,844)	(823,584)	(144.5)
(2,864,438)
Italy
BFF Bank SpA	(28,555)	(364,810)	(64.0)
ERG SpA	(37,145)	(996,181)	(174.7)
Ermenegildo Zegna NV	(112,456)	(1,383,209)	(242.6)
Eurogroup Laminations SpA	(102,858)	(445,565)	(78.2)
Industrie De Nora SpA	(49,569)	(663,274)	(116.3)
Security	Shares	Value	% of Basket Value
Italy (continued)
Salvatore Ferragamo SpA	(11,955)	$(118,113)	(20.7)%
Technogym SpA	(39,430)	(370,266)	(64.9)
Technoprobe SpA	(56,521)	(448,426)	(78.7)
(4,789,844)
Japan
Advance Logistics Investment Corp.	(480)	(378,559)	(66.4)
Advance Residence Investment Corp.	(266)	(587,709)	(103.1)
Aichi Financial Group, Inc.	(25,800)	(498,746)	(87.5)
Aiful Corp.	(281,000)	(837,679)	(146.9)
Arclands Corp.	(116,700)	(1,470,180)	(257.8)
Ariake Japan Co. Ltd.	(15,900)	(529,783)	(92.9)
Asahi Yukizai Corp.	(5,700)	(182,403)	(32.0)
Atom Corp.	(135,100)	(790,130)	(138.6)
Base Co. Ltd.	(10,600)	(239,992)	(42.1)
Benefit One, Inc.	(576,900)	(8,004,440)	(1,403.9)
C Uyemura & Co. Ltd.	(8,700)	(581,905)	(102.1)
Chikaranomoto Holdings Co. Ltd.	(14,100)	(154,825)	(27.2)
Comforia Residential REIT, Inc.	(343)	(758,599)	(133.0)
CUC, Inc.	(9,400)	(103,737)	(18.2)
Daiei Kankyo Co. Ltd.	(34,500)	(589,294)	(103.4)
Daikoku Denki Co. Ltd.	(6,900)	(161,583)	(28.3)
Daikokutenbussan Co. Ltd.	(6,300)	(329,969)	(57.9)
Daiwa Office Investment Corp.	(68)	(253,561)	(44.5)
DCM Holdings Co. Ltd.	(178,300)	(1,688,720)	(296.2)
Descente Ltd.	(32,400)	(745,550)	(130.8)
Enplas Corp.	(10,500)	(579,500)	(101.6)
First Bank of Toyama Ltd.	(55,600)	(334,303)	(58.6)
FP Partner, Inc.	(5,300)	(172,190)	(30.2)
Freee KK	(16,700)	(298,852)	(52.4)
Fukuyama Transporting Co. Ltd.	(21,000)	(518,946)	(91.0)
Furuya Metal Co. Ltd.	(1,600)	(114,684)	(20.1)
Fuso Chemical Co. Ltd.	(12,700)	(333,886)	(58.6)
Future Corp.	(10,100)	(104,463)	(18.3)
Globeride, Inc.	(16,400)	(213,292)	(37.4)
GMO Financial Holdings, Inc.	(12,300)	(60,173)	(10.6)
Hakuto Co. Ltd.	(3,700)	(130,661)	(22.9)
Hankyu Hanshin REIT, Inc.	(295)	(269,967)	(47.3)
Heiwa Real Estate REIT, Inc.	(994)	(911,200)	(159.8)
Hirata Corp.	(5,800)	(265,766)	(46.6)
Hokuetsu Corp.	(103,700)	(895,536)	(157.1)
Hokuhoku Financial Group, Inc.	(76,200)	(956,553)	(167.8)
Hoshino Resorts REIT, Inc.	(37)	(132,467)	(23.2)
Idec Corp.	(22,900)	(412,988)	(72.4)
Iino Kaiun Kaisha Ltd.	(65,700)	(539,682)	(94.7)
Insource Co. Ltd.	(37,000)	(183,901)	(32.3)
J Trust Co. Ltd.	(181,900)	(530,165)	(93.0)
Japan Prime Realty Investment Corp.	(93)	(205,669)	(36.1)
JTOWER, Inc.	(18,100)	(379,343)	(66.5)
Kadokawa Corp.	(42,600)	(795,625)	(139.5)
Kanto Denka Kogyo Co. Ltd.	(21,600)	(150,480)	(26.4)
KeePer Technical Laboratory Co. Ltd.	(10,200)	(296,138)	(51.9)
Keihan Holdings Co. Ltd.	(71,000)	(1,519,690)	(266.5)
KH Neochem Co. Ltd.	(12,900)	(202,552)	(35.5)
Ki-Star Real Estate Co. Ltd.	(16,100)	(398,820)	(69.9)
Kiyo Bank Ltd.	(35,300)	(414,504)	(72.7)
Kohnan Shoji Co. Ltd.	(32,100)	(927,497)	(162.7)
Komehyo Holdings Co. Ltd.	(600)	(14,439)	(2.5)
Komeri Co. Ltd.	(35,100)	(868,789)	(152.4)
Kosaido Holdings Co. Ltd.	(43,500)	(205,095)	(36.0)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Kumiai Chemical Industry Co. Ltd.	(14,700)	$(76,669)	(13.4)%
KYB Corp.	(27,700)	(966,394)	(169.5)
Maruwa Co. Ltd.	(8,300)	(1,789,412)	(313.8)
MEC Co. Ltd.	(12,200)	(326,447)	(57.3)
Mitsubishi Estate Logistics REIT Investment Corp.	(213)	(557,628)	(97.8)
Mitsuboshi Belting Ltd.	(2,100)	(65,817)	(11.5)
Mitsui E&S Co. Ltd.	(83,100)	(921,475)	(161.6)
Mitsui Fudosan Logistics Park, Inc.	(293)	(858,943)	(150.6)
Mitsui-Soko Holdings Co. Ltd.	(13,800)	(416,353)	(73.0)
Morinaga Milk Industry Co. Ltd.	(35,000)	(701,286)	(123.0)
Musashino Bank Ltd.	(4,600)	(92,017)	(16.1)
Nankai Electric Railway Co. Ltd.	(53,400)	(953,179)	(167.2)
Nihon Kohden Corp.	(27,100)	(752,920)	(132.1)
Nikkiso Co. Ltd.	(8,900)	(72,718)	(12.8)
Nikkon Holdings Co. Ltd.	(31,000)	(621,775)	(109.1)
Nippon Accommodations Fund, Inc.	(99)	(421,250)	(73.9)
Nippon Carbon Co. Ltd.	(7,900)	(284,999)	(50.0)
Nippon Kayaku Co. Ltd.	(73,400)	(611,776)	(107.3)
Nippon Pillar Packing Co. Ltd.	(3,200)	(128,967)	(22.6)
Nippon Yakin Kogyo Co. Ltd.	(26,700)	(807,943)	(141.7)
Nishimatsuya Chain Co. Ltd.	(72,800)	(1,032,178)	(181.0)
Nojima Corp.	(66,200)	(808,489)	(141.8)
Nomura Micro Science Co. Ltd.	(54,800)	(1,794,098)	(314.7)
One REIT, Inc.	(309)	(531,783)	(93.3)
Orient Corp.	(32,600)	(217,486)	(38.1)
Osaka Soda Co. Ltd.	(21,800)	(1,307,156)	(229.3)
OSAKA Titanium Technologies Co. Ltd.	(55,500)	(884,292)	(155.1)
Piolax, Inc.	(30,700)	(533,231)	(93.5)
PKSHA Technology, Inc.	(2,500)	(70,575)	(12.4)
Riken Keiki Co. Ltd.	(20,400)	(509,684)	(89.4)
Roland Corp.	(15,200)	(422,673)	(74.1)
Ryoyo Ryosan Holdings, Inc.	(3,696)	(66,747)	(11.7)
Sangetsu Corp.	(39,800)	(865,114)	(151.7)
San-In Godo Bank Ltd.	(6,500)	(51,750)	(9.1)
Sanyo Denki Co. Ltd.	(1,400)	(67,475)	(11.8)
Shiga Bank Ltd.	(37,700)	(996,686)	(174.8)
Shin Nippon Biomedical Laboratories Ltd.	(25,500)	(253,060)	(44.4)
Shoei Co. Ltd.	(53,900)	(707,284)	(124.0)
SKY Perfect JSAT Holdings, Inc.	(104,700)	(630,985)	(110.7)
SOSiLA Logistics REIT, Inc.	(1,183)	(952,038)	(167.0)
Sotetsu Holdings, Inc.	(16,700)	(272,712)	(47.8)
Star Asia Investment Corp.	(2,016)	(803,899)	(141.0)
Star Micronics Co. Ltd.	(26,500)	(321,514)	(56.4)
Sumitomo Pharma Co. Ltd.	(50,500)	(130,287)	(22.9)
Takara Holdings, Inc.	(84,300)	(566,151)	(99.3)
Tama Home Co. Ltd.	(11,300)	(319,465)	(56.0)
Tocalo Co. Ltd.	(29,500)	(348,003)	(61.0)
Toho Bank Ltd.	(328,000)	(720,304)	(126.3)
Tokyo Steel Manufacturing Co. Ltd.	(70,000)	(759,561)	(133.2)
Topre Corp.	(5,100)	(84,285)	(14.8)
Toyo Gosei Co. Ltd.	(3,600)	(189,333)	(33.2)
TRE Holdings Corp.	(54,400)	(447,379)	(78.5)
Tri Chemical Laboratories, Inc.	(59,900)	(1,704,938)	(299.0)
TRYT, Inc.	(7,000)	(28,025)	(4.9)
Tsuburaya Fields Holdings, Inc.	(3,400)	(39,593)	(6.9)
Valqua Ltd.	(4,700)	(134,617)	(23.6)
YA-MAN Ltd.	(114,700)	(707,678)	(124.1)
Yamato Kogyo Co. Ltd.	(12,200)	(670,092)	(117.5)
Security	Shares	Value	% of Basket Value
Japan (continued)
Yodogawa Steel Works Ltd.	(7,700)	$(246,748)	(43.3)%
Yonex Co. Ltd.	(61,100)	(498,144)	(87.4)
Zenkoku Hosho Co. Ltd.	(900)	(32,300)	(5.7)
(66,380,960)
Netherlands
Alfen NV	(815)	(34,981)	(6.1)
AMG Critical Materials NV	(26,298)	(614,748)	(107.8)
Flow Traders Ltd.	(85,457)	(1,751,772)	(307.3)
SIF Holding NV	(9)	(97)	(0.0)
TKH Group NV	(15,078)	(648,063)	(113.7)
(3,049,661)
New Zealand
Mainfreight Ltd.	(17,578)	(703,800)	(123.4)
Norway
Entra ASA	(10,184)	(95,509)	(16.8)
Grieg Seafood ASA	(98,774)	(648,042)	(113.7)
Hoegh Autoliners ASA	(43,366)	(460,313)	(80.7)
MPC Container Ships ASA	(516,740)	(839,484)	(147.2)
NEL ASA	(4,136,773)	(1,939,104)	(340.1)
(3,982,452)
Philippines
TELUS International CDA, Inc.	(125,345)	(1,052,970)	(184.7)
Portugal
Greenvolt-Energias Renovaveis SA	(2,467)	(21,757)	(3.8)
Singapore
AEM Holdings Ltd.	(103,600)	(177,624)	(31.2)
SATS Ltd.	(356,800)	(656,394)	(115.1)
Sheng Siong Group Ltd.	(557,300)	(632,818)	(111.0)
(1,466,836)
Spain
Befesa SA	(64,062)	(1,824,195)	(319.9)
Vidrala SA	(9,877)	(1,034,190)	(181.4)
Viscofan SA	(8,122)	(514,193)	(90.2)
(3,372,578)
Sweden
AcadeMedia AB	(24)	(111)	(0.0)
Dometic Group AB	(98,026)	(709,839)	(124.5)
Electrolux Professional AB, Class B	(93,379)	(610,002)	(107.0)
Hexatronic Group AB	(727,884)	(2,243,651)	(393.5)
Hufvudstaden AB, A Shares	(69,998)	(822,414)	(144.3)
JM AB	(3,942)	(67,436)	(11.8)
OX2 AB	(168,092)	(614,230)	(107.7)
Paradox Interactive AB	(8,280)	(126,865)	(22.3)
Peab AB, Class B	(83,887)	(517,215)	(90.7)
Stillfront Group AB	(160,653)	(154,734)	(27.1)
Surgical Science Sweden AB	(18,867)	(270,428)	(47.4)
Viaplay Group AB	(2,907,779)	(194,621)	(34.1)
Vitec Software Group AB, B Shares	(4,517)	(219,210)	(38.5)
Wihlborgs Fastigheter AB	(71,301)	(604,426)	(106.0)
(7,155,182)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(8,391)	(1,365,866)	(239.6)
Autoneum Holding AG, Class N	(7,169)	(1,154,551)	(202.5)
Burckhardt Compression Holding AG	(146)	(93,905)	(16.5)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland (continued)
Cembra Money Bank AG	(36,503)	$(2,813,096)	(493.4)%
Daetwyler Holding AG	(2,153)	(450,400)	(79.0)
DocMorris AG	(5,574)	(495,667)	(86.9)
Emmi AG, Class N, Registered Shares	(1,022)	(1,001,294)	(175.6)
Forbo Holding AG, Registered Shares	(745)	(866,965)	(152.0)
Garrett Motion, Inc.	(57,689)	(551,507)	(96.7)
Interroll Holding AG, Class N, Registered Shares	(681)	(2,207,814)	(387.2)
Komax Holding AG, Class N, Registered Shares	(4,056)	(703,506)	(123.4)
Leonteq AG	(5,738)	(151,944)	(26.6)
Mobilezone Holding AG, Registered Shares	(4,489)	(64,801)	(11.4)
Mobimo Holding AG, Registered Shares	(4,426)	(1,248,497)	(219.0)
SFS Group AG	(15,598)	(1,862,943)	(326.7)
Siegfried Holding AG, Class N, Registered Shares	(1,407)	(1,354,996)	(237.6)
SKAN Group AG	(4,241)	(380,242)	(66.7)
St Galler Kantonalbank AG, Class N, Registered Shares	(1,371)	(710,743)	(124.7)
Vontobel Holding AG, Class N, Registered Shares	(21,121)	(1,194,273)	(209.5)
Zehnder Group AG	(2,405)	(141,327)	(24.8)
(18,814,337)
United Kingdom
Ascential PLC	(1,257,218)	(4,869,774)	(854.1)
Aston Martin Lagonda Global Holdings PLC	(140,634)	(258,574)	(45.3)
Auction Technology Group PLC	(68,392)	(421,176)	(73.9)
Coats Group PLC	(1,415,322)	(1,435,911)	(251.8)
Crest Nicholson Holdings PLC	(460,611)	(1,059,138)	(185.8)
Derwent London PLC	(11,690)	(299,223)	(52.5)
Dr. Martens PLC	(2,180,934)	(2,060,197)	(361.3)
Elementis PLC	(397,140)	(695,585)	(122.0)
Fevertree Drinks PLC	(28,682)	(404,622)	(71.0)
Finablr PLC	(44,203)	(114)	(0.0)
Genuit Group PLC	(103,728)	(558,465)	(97.9)
Greatland Gold PLC	(9,786,814)	(737,009)	(129.3)
Hays PLC	(3,862,464)	(4,418,803)	(775.0)
Home Reit PLC	(350,343)	(115,974)	(20.3)
Ibstock PLC	(186,710)	(343,044)	(60.2)
Moonpig Group PLC	(514,948)	(997,893)	(175.0)
Oxford Nanopore Technologies PLC	(654,522)	(801,068)	(140.5)
Pagegroup PLC	(416,460)	(2,306,507)	(404.5)
Rathbones Group PLC	(48,846)	(990,891)	(173.8)
Redrow PLC	(573,064)	(4,592,350)	(805.4)
Renewi PLC	(88,390)	(619,407)	(108.6)
S4 Capital PLC	(386,120)	(234,879)	(41.2)
Safestore Holdings PLC	(206,774)	(1,986,418)	(348.4)
Trainline PLC	(71,177)	(264,206)	(46.3)
UK Commercial Property REIT Ltd.	(985,836)	(824,336)	(144.6)
Urban Logistics REIT PLC	(191,303)	(275,833)	(48.4)
Victrex PLC	(57,549)	(906,917)	(159.1)
Volex PLC	(9,347)	(37,373)	(6.6)
WH Smith PLC	(134,110)	(1,826,433)	(320.3)
Yellow Cake PLC	(28,508)	(228,003)	(40.0)
(34,570,123)
United States
Adeia, Inc.	(78,980)	(777,163)	(136.3)
ADT, Inc.	(64,016)	(416,104)	(73.0)
AerSale Corp.	(42,769)	(304,943)	(53.5)
Security	Shares	Value	% of Basket Value
United States (continued)
Amerant Bancorp, Inc., Class A	(17,982)	$(389,490)	(68.3)%
Ameresco, Inc., Class A	(1,350)	(28,256)	(5.0)
Apollo Commercial Real Estate Finance, Inc.	(44,172)	(425,376)	(74.6)
Applied Optoelectronics, Inc.	(1,777)	(17,503)	(3.1)
Ares Commercial Real Estate Corp.	(3,735)	(25,361)	(4.4)
Arhaus, Inc., Class A	(24,287)	(307,473)	(53.9)
ARMOUR Residential REIT, Inc.	(47,040)	(854,717)	(149.9)
Artesian Resources Corp., Class A	(8,608)	(301,108)	(52.8)
Astronics Corp.	(564)	(9,458)	(1.7)
Atlas Energy Solutions, Inc.	(154,611)	(3,433,910)	(602.3)
Balchem Corp.	(32,570)	(4,604,747)	(807.6)
Bally’s Corp.	(3,755)	(49,341)	(8.7)
Bank First Corp.	(1,496)	(115,476)	(20.3)
Barnes Group, Inc.	(82,301)	(2,857,491)	(501.2)
BGC Group, Inc., Class A	(118,367)	(926,814)	(162.6)
BioLife Solutions, Inc.	(48,990)	(859,285)	(150.7)
Boston Omaha Corp., Class A	(24,228)	(374,080)	(65.6)
BRP Group, Inc., Class A	(84,397)	(2,248,336)	(394.3)
Calavo Growers, Inc.	(55,915)	(1,506,909)	(264.3)
California Water Service Group	(29,994)	(1,473,305)	(258.4)
Camping World Holdings, Inc., Class A	(22,745)	(461,041)	(80.9)
Cass Information Systems, Inc.	(15,598)	(673,678)	(118.2)
CBIZ, Inc.	(14,177)	(1,009,119)	(177.0)
Centrus Energy Corp., Class A	(6,115)	(262,517)	(46.0)
Certara, Inc.	(47,934)	(820,151)	(143.8)
Clearfield, Inc.	(28,343)	(853,691)	(149.7)
Coastal Financial Corp.	(4,661)	(180,287)	(31.6)
Columbia Financial, Inc.	(23,419)	(388,755)	(68.2)
Conduent, Inc.	(76,533)	(241,079)	(42.3)
Core Laboratories, Inc.	(25,252)	(398,982)	(70.0)
Crane NXT Co.	(96,944)	(5,895,165)	(1,033.9)
CTS Corp.	(6,422)	(293,807)	(51.5)
Cytek Biosciences, Inc.	(68,078)	(409,149)	(71.8)
Denny’s Corp.	(12,290)	(98,566)	(17.3)
Diamond Offshore Drilling, Inc.	(82,466)	(1,009,384)	(177.0)
Dine Brands Global, Inc.	(26,949)	(1,188,451)	(208.4)
Distribution Solutions Group, Inc.	(5,996)	(197,688)	(34.7)
DocGo, Inc.	(94,073)	(317,967)	(55.8)
Domo, Inc., Class B	(41,041)	(309,039)	(54.2)
Ducommun, Inc.	(12,896)	(697,545)	(122.3)
Ecovyst, Inc.	(2,104)	(19,841)	(3.5)
Embecta Corp.	(78,426)	(794,455)	(139.3)
Encore Capital Group, Inc.	(6,125)	(251,676)	(44.1)
Enhabit, Inc.	(28,896)	(291,561)	(51.1)
Enpro, Inc.	(8,345)	(1,252,835)	(219.7)
Enstar Group Ltd.	(893)	(259,300)	(45.5)
Evolv Technologies Holdings, Inc., Class A	(78,476)	(306,841)	(53.8)
Excelerate Energy, Inc., Class A	(23,325)	(393,259)	(69.0)
Expro Group Holdings NV	(30,710)	(576,120)	(101.0)
F&G Annuities & Life, Inc.	(16,794)	(635,149)	(111.4)
Farmers National Banc Corp.	(54,528)	(645,066)	(113.1)
Farmland Partners, Inc.	(6,357)	(68,401)	(12.0)
First Bancorp/Southern Pines NC	(36,009)	(1,095,034)	(192.1)
First Bancshares, Inc.	(5,566)	(133,250)	(23.4)
First Commonwealth Financial Corp.	(89,083)	(1,175,005)	(206.1)
First Community Bankshares, Inc.	(9,827)	(326,060)	(57.2)
First Merchants Corp.	(22,541)	(753,320)	(132.1)
Fortrea Holdings, Inc.	(41,297)	(1,511,057)	(265.0)
Funko, Inc., Class A	(10,070)	(61,326)	(10.8)
GEO Group, Inc.	(36,438)	(541,469)	(95.0)
Global Medical REIT, Inc.	(52,501)	(425,783)	(74.7)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Global Net Lease, Inc.	(71,754)	$(498,690)	(87.5)%
Gogo, Inc.	(3,493)	(31,647)	(5.6)
Goosehead Insurance, Inc., Class A	(3,588)	(204,193)	(35.8)
Great Southern Bancorp, Inc.	(5,201)	(267,331)	(46.9)
Green Plains, Inc.	(3,443)	(71,167)	(12.5)
Grid Dynamics Holdings, Inc.	(23,954)	(234,031)	(41.0)
Hawkins, Inc.	(2,949)	(223,446)	(39.2)
Herbalife Ltd.	(163,493)	(1,414,214)	(248.0)
Home BancShares, Inc.	(75,680)	(1,792,102)	(314.3)
Ichor Holdings Ltd.	(26,879)	(1,042,368)	(182.8)
Impinj, Inc.	(3,717)	(592,415)	(103.9)
Insperity, Inc.	(10,398)	(1,070,266)	(187.7)
International Bancshares Corp.	(10,012)	(557,168)	(97.7)
iRhythm Technologies, Inc.	(14,151)	(1,550,667)	(272.0)
Ivanhoe Electric, Inc.	(3,095)	(31,260)	(5.5)
Jack in the Box, Inc.	(19,163)	(1,093,632)	(191.8)
JBG SMITH Properties	(234,967)	(3,526,855)	(618.6)
Leslie’s, Inc.	(76,838)	(301,973)	(53.0)
Liberty Media Corp.-Liberty Live, Class C	(57,387)	(2,141,683)	(375.6)
Lightwave Logic, Inc.	(16,605)	(63,431)	(11.1)
Lindblad Expeditions Holdings, Inc.	(22,986)	(168,717)	(29.6)
Live Oak Bancshares, Inc.	(1,971)	(63,703)	(11.2)
LTC Properties, Inc.	(77,278)	(2,557,902)	(448.6)
MaxCyte, Inc.	(3,944)	(14,317)	(2.5)
Medifast, Inc.	(67,244)	(1,851,227)	(324.7)
Mercury Systems, Inc.	(9,267)	(261,329)	(45.8)
Mesa Laboratories, Inc.	(3,974)	(421,562)	(73.9)
Metallus, Inc.	(22,108)	(454,540)	(79.7)
MGE Energy, Inc.	(105,171)	(8,236,993)	(1,444.7)
Middlesex Water Co.	(7,360)	(373,299)	(65.5)
Mind Medicine MindMed, Inc.	(3,348)	(31,873)	(5.6)
Mission Produce, Inc.	(29,781)	(338,014)	(59.3)
ModivCare, Inc.	(87,372)	(2,050,621)	(359.7)
Montauk Renewables, Inc.	(16,413)	(59,087)	(10.4)
Movado Group, Inc.	(40,167)	(1,023,053)	(179.4)
National Cinemedia, Inc.	(39,787)	(170,288)	(29.9)
National Presto Industries, Inc.	(2,124)	(174,147)	(30.5)
Navient Corp.	(8,704)	(130,734)	(22.9)
NBT Bancorp, Inc.	(23,764)	(831,978)	(145.9)
nCino, Inc.	(47,504)	(1,385,217)	(242.9)
Nelnet, Inc., Class A	(10,219)	(962,425)	(168.8)
NextDecade Corp.	(32,185)	(206,628)	(36.2)
NextNav, Inc.	(38,186)	(347,874)	(61.0)
Nicolet Bankshares, Inc.	(7,450)	(570,148)	(100.0)
nLight, Inc.	(44,514)	(507,014)	(88.9)
Northern Oil & Gas, Inc.	(154,045)	(6,283,496)	(1,102.0)
Northwest Bancshares, Inc.	(14,092)	(149,375)	(26.2)
NV5 Global, Inc.	(9,225)	(860,139)	(150.9)
Open Lending Corp.	(50,983)	(260,013)	(45.6)
Otter Tail Corp.	(2,629)	(224,411)	(39.4)
Papa John’s International, Inc.	(29,261)	(1,805,111)	(316.6)
Paragon 28, Inc.	(9,220)	(85,008)	(14.9)
Park National Corp.	(4,929)	(649,199)	(113.9)
Paycor HCM, Inc.	(31,927)	(554,572)	(97.3)
Payoneer Global, Inc.	(45,552)	(225,027)	(39.5)
PennyMac Mortgage Investment Trust	(39,158)	(542,338)	(95.1)
Phathom Pharmaceuticals, Inc.	(20,230)	(182,677)	(32.0)
Phillips Edison & Co., Inc.	(88,965)	(2,909,155)	(510.2)
Pitney Bowes, Inc.	(212,606)	(905,702)	(158.8)
Plymouth Industrial REIT, Inc.	(55,486)	(1,158,548)	(203.2)
PolyPeptide Group AG	(14,734)	(489,670)	(85.9)
Security	Shares	Value	% of Basket Value
United States (continued)
PotlatchDeltic Corp.	(40,004)	$(1,600,560)	(280.7)%
Powell Industries, Inc.	(2,680)	(383,240)	(67.2)
Premier, Inc., Class A	(142,559)	(2,976,632)	(522.1)
ProAssurance Corp.	(17,482)	(233,560)	(41.0)
RCI Hospitality Holdings, Inc.	(12,021)	(610,186)	(107.0)
Ready Capital Corp.	(148,181)	(1,262,502)	(221.4)
REC Silicon ASA	(2,535)	(2,486)	(0.4)
Reliance Worldwide Corp. Ltd.	(78,247)	(255,397)	(44.8)
Retail Opportunity Investments Corp.	(67,191)	(824,434)	(144.6)
Rocket Lab USA, Inc., Class A	(106,371)	(399,955)	(70.1)
S&T Bancorp, Inc.	(23,516)	(709,007)	(124.3)
Safety Insurance Group, Inc.	(14,068)	(1,119,391)	(196.3)
Seacoast Banking Corp. of Florida	(41,878)	(966,125)	(169.4)
Sensient Technologies Corp.	(29,226)	(2,139,928)	(375.3)
Service Properties Trust	(20,961)	(128,491)	(22.5)
Shenandoah Telecommunications Co.	(11,822)	(151,558)	(26.6)
Shoals Technologies Group, Inc., Class A	(191,506)	(1,618,226)	(283.8)
Silgan Holdings, Inc.	(66,547)	(3,105,083)	(544.6)
SilverBow Resources, Inc.	(10,776)	(331,039)	(58.1)
SITE Centers Corp.	(127,829)	(1,724,413)	(302.4)
Six Flags Entertainment Corp.	(135,922)	(3,205,041)	(562.1)
Stellar Bancorp, Inc.	(23,374)	(518,903)	(91.0)
StepStone Group, Inc., Class A	(42,324)	(1,526,627)	(267.7)
Stericycle, Inc.	(54,184)	(2,423,650)	(425.1)
Steven Madden Ltd.	(45,847)	(1,852,677)	(324.9)
TFS Financial Corp.	(24,343)	(292,359)	(51.3)
Towne Bank	(18,270)	(472,645)	(82.9)
TreeHouse Foods, Inc.	(36,137)	(1,356,944)	(238.0)
Triumph Financial, Inc.	(6,803)	(478,659)	(84.0)
Triumph Group, Inc.	(141,172)	(1,886,058)	(330.8)
Tronox Holdings PLC	(255,400)	(4,339,246)	(761.0)
Trustmark Corp.	(74,374)	(2,201,470)	(386.1)
UFP Technologies, Inc.	(4,538)	(934,556)	(163.9)
UniFirst Corp.	(3,673)	(588,157)	(103.2)
United Community Banks, Inc.	(63,286)	(1,596,706)	(280.0)
United Natural Foods, Inc.	(76,501)	(683,154)	(119.8)
Uniti Group, Inc.	(195,856)	(1,126,172)	(197.5)
Universal Health Realty Income Trust	(7,944)	(286,222)	(50.2)
Uranium Energy Corp.	(267,042)	(1,802,533)	(316.1)
Utz Brands, Inc.	(85,134)	(1,534,966)	(269.2)
Ventyx Biosciences, Inc.	(146,813)	(549,081)	(96.3)
Veris Residential, Inc.	(141,323)	(2,036,464)	(357.2)
Vishay Intertechnology, Inc.	(74,999)	(1,735,477)	(304.4)
Vista Outdoor, Inc.	(69,397)	(2,435,141)	(427.1)
Vivid Seats, Inc., Class A	(71,883)	(378,105)	(66.3)
VSE Corp.	(25,406)	(1,983,446)	(347.9)
Warrior Met Coal, Inc.	(17,383)	(1,188,128)	(208.4)
White Mountains Insurance Group Ltd.	(1,981)	(3,522,495)	(617.8)
Whitestone REIT	(13,339)	(153,399)	(26.9)
Worthington Enterprises, Inc.	(88,028)	(5,031,680)	(882.5)
Xerox Holdings Corp.	(12,954)	(172,159)	(30.2)
XPEL, Inc.	(14,776)	(776,479)	(136.2)
York Water Co.	(8,098)	(287,560)	(50.4)
(176,613,757)
Investment Companies
United Kingdom
Hipgnosis Songs Fund Ltd.	(749,815)	(976,144)	(171.2)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Rights
Sweden
AcadeMedia AB, (Expires 03/26/24)	(24)	$(1)	(0.0)%
Switzerland
DocMorris AG, (Expires 05/06/24)	(5,574)	—	0.0
Warrants
Australia
PointsBet Holdings Ltd., (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	(9,593)	—	0.0
Total Reference Entity — Short		(395,182,304)
Net Value of Reference Entity — Goldman Sachs Bank USA		$570,171
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	144,718	$876,956	320.4%
Aristocrat Leisure Ltd.	13,474	341,938	124.9
Charter Hall Group	62,790	474,151	173.2
Flight Centre Travel Group Ltd., Class L	87,166	1,180,045	431.2
Worley Ltd.	17,812	170,910	62.5
		3,044,000
Austria
BAWAG Group AG	25,218	1,499,460	547.9
Belgium
Liberty Global Ltd., Class C	111,307	1,822,095	665.7
Sofina SA	8,142	1,897,681	693.3
Warehouses De Pauw CVA	1,909	50,258	18.4
		3,770,034
Brazil
MercadoLibre, Inc.	915	1,334,711	487.7
Yara International ASA	6,868	198,788	72.6
		1,533,499
Canada
Algonquin Power & Utilities Corp.	47,722	291,162	106.4
Barrick Gold Corp.	21,364	354,991	129.7
Bombardier, Inc., Class B	462	21,023	7.7
Canadian Natural Resources Ltd.	124,520	9,429,239	3,445.1
Celestica, Inc.	41,124	1,794,391	655.6
Colliers International Group, Inc.	2,425	252,174	92.1
Element Fleet Management Corp.	82,077	1,308,164	477.9
Enerplus Corp.	115,435	2,254,964	823.9
FirstService Corp.	5,154	755,956	276.2
Franco-Nevada Corp.	29,250	3,523,055	1,287.2
Gibson Energy, Inc.	1,581	25,897	9.5
Great-West Lifeco, Inc.	9,146	270,105	98.7
Imperial Oil Ltd.	806	55,341	20.2
Security	Shares	Value	% of Basket Value
Canada (continued)
Keyera Corp.	48,666	$1,246,928	455.6%
Magna International, Inc.	28,716	1,373,437	501.8
Methanex Corp.	18,739	896,109	327.4
Stantec, Inc.	67,996	5,410,409	1,976.8
Tourmaline Oil Corp.	43,650	2,130,214	778.3
West Fraser Timber Co. Ltd.	8,278	633,860	231.6
WSP Global, Inc.	23,102	3,506,119	1,281.0
		35,533,538
Denmark
AP Moller - Maersk A/S, Class A	26	36,710	13.4
Genmab A/S	2,369	655,604	239.6
		692,314
Finland
Nordea Bank Abp	6,706	78,942	28.8
France
Carrefour SA	99,529	1,669,407	609.9
Credit Agricole SA	8,334	129,548	47.3
Dassault Aviation SA	348	74,153	27.1
Eiffage SA	47,563	5,053,080	1,846.2
Eurazeo SE	3,421	306,828	112.1
Gaztransport Et Technigaz SA	3,783	524,821	191.8
Legrand SA	2,646	270,747	98.9
Rexel SA	47,744	1,232,179	450.2
Technip Energies NV	1,810	42,433	15.5
Ubisoft Entertainment SA	2,009	47,120	17.2
Valeo SE	194,979	2,460,128	898.9
Vallourec SACA	2,391	40,966	15.0
Veolia Environnement SA	23,371	723,482	264.3
Vinci SA	14,566	1,699,130	620.8
		14,274,022
Germany
Bayerische Motoren Werke AG	619	67,124	24.5
Beiersdorf AG	2,283	341,737	124.9
Deutsche Lufthansa AG, Registered Shares	424,399	3,033,528	1,108.3
Deutsche Telekom AG, Class N, Registered Shares	325,903	7,432,968	2,715.8
E.ON SE, Class N	140,702	1,857,812	678.8
Heidelberg Materials AG	5,912	592,254	216.4
K&S AG, Class N, Registered Shares	39,030	581,385	212.4
KION Group AG	4,933	226,232	82.7
LANXESS AG	721	20,288	7.4
Nemetschek SE	8,006	704,534	257.4
Rheinmetall AG	2,809	1,544,007	564.1
RWE AG	35,406	1,228,118	448.7
		17,629,987
Hong Kong
Hang Lung Properties Ltd.	129,000	142,281	52.0
Hongkong Land Holdings Ltd.	77,400	247,307	90.4
Swire Pacific Ltd., Class A	35,000	296,205	108.2
Swire Properties Ltd.	153,600	317,452	116.0
		1,003,245
Ireland
Smurfit Kappa Group PLC	49,789	2,147,792	784.7
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Israel
Nice Ltd.	180	$40,240	14.7%
Nova Ltd.	94	15,971	5.8
		56,211
Italy
A2A SpA	146,150	287,085	104.9
Ferrari NV	2,179	892,216	326.0
Intesa Sanpaolo SpA	129,078	481,143	175.8
Mediobanca Banca di Credito Finanziario SpA	54,924	776,873	283.8
Moncler SpA	16,399	1,111,530	406.1
Recordati Industria Chimica e Farmaceutica SpA	2,584	136,903	50.0
		3,685,750
Japan
ABC-Mart, Inc.	4,000	81,459	29.8
Aeon Co. Ltd.	9,100	194,615	71.1
Amada Co. Ltd.	22,900	255,824	93.5
ANA Holdings, Inc.	385,800	7,497,356	2,739.3
Asahi Kasei Corp.	55,600	396,561	144.9
Astellas Pharma, Inc.	135,700	1,311,838	479.3
Dai Nippon Printing Co. Ltd.	42,500	1,265,569	462.4
Daikin Industries Ltd.	4,900	674,737	246.5
FANUC Corp.	18,000	544,501	198.9
Fukuoka Financial Group, Inc.	3,500	95,065	34.7
Hulic Co. Ltd.	47,600	448,797	164.0
ITOCHU Corp.	20,300	935,049	341.6
J Front Retailing Co. Ltd.	66,400	594,039	217.0
Japan Post Bank Co. Ltd.	41,200	423,236	154.6
Japan Post Holdings Co. Ltd.	546,900	5,351,800	1,955.4
JGC Holdings Corp.	104,700	1,032,278	377.2
Kakaku.com, Inc.	40,400	475,131	173.6
Koito Manufacturing Co., Ltd.	103,300	1,424,077	520.3
Komatsu Ltd.	57,300	1,747,967	638.6
Kubota Corp.	1,300	21,328	7.8
Kyowa Kirin Co. Ltd.	28,900	496,412	181.4
Mazda Motor Corp.	18,100	207,183	75.7
MEIJI Holdings Co. Ltd.	35,700	816,027	298.1
Mitsubishi Chemical Group Corp.	127,700	761,972	278.4
Mizuho Financial Group, Inc.	135,500	2,674,103	977.0
NIDEC Corp.	55,800	2,664,121	973.4
Nikon Corp.	40,300	425,733	155.5
Nippon Express Holdings, Inc.	4,500	235,427	86.0
Nippon Telegraph & Telephone Corp.	5,142,200	5,638,123	2,060.0
Nissan Motor Co. Ltd.	172,500	645,815	236.0
Nisshin Seifun Group, Inc.	33,200	443,051	161.9
Obayashi Corp.	302,300	3,442,865	1,257.9
Obic Co. Ltd.	6,100	802,131	293.1
Omron Corp.	3,300	115,642	42.2
Ono Pharmaceutical Co. Ltd.	6,200	91,390	33.4
Oracle Corp. Japan	15,800	1,211,401	442.6
Otsuka Corp.	117,000	2,379,740	869.5
Panasonic Holdings Corp.	96,000	857,188	313.2
Ricoh Co. Ltd.	29,600	261,285	95.5
SCREEN Holdings Co. Ltd.	32,500	3,439,619	1,256.7
SCSK Corp.	13,000	241,619	88.3
Sega Sammy Holdings, Inc.	9,000	120,349	44.0
Seiko Epson Corp.	23,400	394,012	144.0
Sekisui Chemical Co. Ltd.	4,500	66,939	24.4
Shimadzu Corp.	5,200	144,393	52.7
Shimizu Corp.	69,200	437,437	159.8
Security	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Corp.	49,200	$1,320,606	482.5%
Sumitomo Mitsui Trust Holdings, Inc.	52,200	1,115,298	407.5
Takashimaya Co. Ltd.	34,900	506,508	185.1
Tokio Marine Holdings, Inc.	54,600	1,750,739	639.7
Tokyo Tatemono Co. Ltd.	53,000	902,253	329.6
Tokyu Fudosan Holdings Corp.	6,100	45,760	16.7
Toppan Holdings, Inc.	38,500	930,904	340.1
Trend Micro, Inc.	11,500	579,969	211.9
		60,937,241
Luxembourg
ArcelorMittal SA	145,049	3,606,851	1,317.8
Macau
Galaxy Entertainment Group Ltd., Class L	31,000	138,981	50.8
Netherlands
Redcare Pharmacy NV	486	65,428	23.9
New Zealand
Xero Ltd.	3,684	284,205	103.8
Norway
Aker BP ASA	69,218	1,705,372	623.1
Equinor ASA	73,783	1,991,101	727.5
Gjensidige Forsikring ASA	27,237	442,577	161.7
		4,139,050
Singapore
Singapore Airlines Ltd.	99,200	474,137	173.2
Spain
ACS Actividades de Construccion y Servicios SA	35,484	1,421,024	519.2
Banco de Sabadell SA	77,118	147,949	54.1
Industria de Diseno Textil SA	4,718	213,843	78.1
		1,782,816
Sweden
Electrolux AB, Class B	53,502	470,639	172.0
United Kingdom
Auto Trader Group PLC	50,986	441,339	161.3
Aviva PLC	262,986	1,521,218	555.8
British Land Co. PLC	586,755	2,818,943	1,029.9
BT Group PLC	51,403	65,481	23.9
Burberry Group PLC	232,415	3,312,829	1,210.4
Diploma PLC	6,377	285,738	104.4
Drax Group PLC	43,894	283,070	103.4
easyJet PLC	122,792	819,455	299.4
Endava PLC, ADR	49,352	1,431,208	522.9
Intertek Group PLC	45,611	2,794,531	1,021.0
J Sainsbury PLC	1,040,812	3,401,444	1,242.8
Land Securities Group PLC	91,412	736,081	268.9
M&G PLC	2,381,673	5,939,604	2,170.1
Marks & Spencer Group PLC	677,433	2,150,167	785.6
Pearson PLC	5,921	71,565	26.2
Phoenix Group Holdings PLC	135,227	820,396	299.8
Smiths Group PLC	29,676	596,312	217.9
Spectris PLC	61,833	2,548,256	931.0
TechnipFMC PLC	98,036	2,511,682	917.7

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Tritax Big Box REIT PLC	218,121	$410,444	150.0%
Wise PLC, Class A	20,487	196,010	71.6
		33,155,773
United States
Advanced Drainage Systems, Inc.	2,268	356,076	130.1
AECOM	37,477	3,461,376	1,264.7
Agilent Technologies, Inc.	1,870	256,265	93.6
Alaska Air Group, Inc.	24,667	1,061,174	387.7
Alcoa Corp.	65,160	2,289,722	836.6
Alnylam Pharmaceuticals, Inc.	11,524	1,658,880	606.1
Amdocs Ltd.	8,634	725,170	265.0
American Airlines Group, Inc.	100,066	1,351,892	493.9
American Tower Corp.	47,422	8,135,718	2,972.5
Amgen, Inc.	849	232,575	85.0
Aon PLC, Class A	3,337	941,067	343.8
Atkore, Inc.	41,848	7,335,954	2,680.3
AutoNation, Inc.	5,268	848,938	310.2
Avnet, Inc.	4,026	196,751	71.9
Bank of America Corp.	53,802	1,991,212	727.5
Booz Allen Hamilton Holding Corp., Class A	99,705	14,723,437	5,379.4
Box, Inc., Class A	17,790	462,896	169.1
Boyd Gaming Corp.	6,812	364,510	133.2
Broadridge Financial Solutions, Inc.	10,028	1,939,516	708.6
BRP, Inc.	5,440	365,483	133.5
Bunge Global SA	26,025	2,648,304	967.6
Cabot Corp.	14,705	1,341,537	490.2
CACI International, Inc., Class A	9,123	3,669,544	1,340.7
CarMax, Inc.	2,418	164,351	60.1
Carnival Corp.	63,421	939,899	343.4
Carnival PLC	15,124	202,054	73.8
Centene Corp.	43,073	3,146,913	1,149.8
Chemed Corp.	1,709	970,712	354.7
Chewy, Inc., Class A	21,669	324,818	118.7
Cirrus Logic, Inc.	12,646	1,120,056	409.2
Cleveland-Cliffs, Inc.	76,867	1,299,052	474.6
Cognex Corp.	23,434	973,448	355.7
Colgate-Palmolive Co.	30,619	2,814,499	1,028.3
Columbia Banking System, Inc.	4,858	91,379	33.4
Comerica, Inc.	2,266	113,685	41.5
Constellation Brands, Inc., Class A	1,118	283,368	103.5
Constellium SE	9,656	190,127	69.5
Corteva, Inc.	116,515	6,306,957	2,304.3
Credit Acceptance Corp.	793	407,380	148.8
D.R. Horton, Inc.	2,180	310,628	113.5
DENTSPLY SIRONA, Inc.	6,787	203,678	74.4
Domino’s Pizza, Inc.	2,126	1,125,228	411.1
DuPont de Nemours, Inc.	23,614	1,712,015	625.5
eBay, Inc.	1,189	61,281	22.4
F5, Inc.	329	54,387	19.9
First American Financial Corp.	6,590	353,026	129.0
Flowserve Corp.	26,061	1,229,037	449.0
Fox Corp., Class A	18,992	588,942	215.2
Franklin Resources, Inc.	2,953	67,447	24.6
Gap, Inc.	12,681	260,214	95.1
General Mills, Inc.	91,337	6,435,605	2,351.3
Graco, Inc.	8,998	721,640	263.7
H&R Block, Inc.	4,908	231,805	84.7
Halozyme Therapeutics, Inc.	12,585	479,489	175.2
HP, Inc.	104,889	2,946,332	1,076.5
Huntsman Corp.	45,389	1,082,982	395.7
Security	Shares	Value	% of Basket Value
United States (continued)
Intel Corp.	361,265	$11,007,745	4,021.8%
Invesco Ltd.	75,461	1,069,282	390.7
Iron Mountain, Inc.	3,073	238,219	87.0
ITT, Inc.	205	26,515	9.7
J M Smucker Co.	3,525	404,846	147.9
Jack Henry & Associates, Inc.	4,301	699,730	255.7
James Hardie Industries PLC, CDI	62,919	2,152,372	786.4
Jefferies Financial Group, Inc.	31,493	1,356,089	495.5
Johnson & Johnson	196,347	28,389,813	10,372.6
Jones Lang LaSalle, Inc.	5,161	932,593	340.7
KeyCorp.	1,898	27,502	10.1
Kroger Co.	66,621	3,689,471	1,348.0
Lamar Advertising Co., Class A	2,886	334,343	122.2
Lattice Semiconductor Corp.	775	53,165	19.4
Louisiana-Pacific Corp.	28,079	2,055,102	750.9
Manhattan Associates, Inc.	11,918	2,455,823	897.3
Marathon Oil Corp.	22,692	609,280	222.6
Masco Corp.	38,868	2,660,515	972.1
MasTec, Inc.	21,759	1,929,806	705.1
Mastercard, Inc., Class A	4,372	1,972,646	720.7
McKesson Corp.	1,647	884,785	323.3
Mettler-Toledo International, Inc.	469	576,729	210.7
MGM Resorts International	32,760	1,292,054	472.1
MongoDB, Inc.	288	105,172	38.4
MSCI, Inc., Class A	1,734	807,680	295.1
New York Times Co., Class A	1,506	64,803	23.7
Nutanix, Inc., Class A	10,169	617,258	225.5
NVR, Inc.	192	1,428,259	521.8
OGE Energy Corp.	20,091	696,153	254.4
Ollie’s Bargain Outlet Holdings, Inc.	874	63,924	23.4
Oshkosh Corp.	19,901	2,234,285	816.3
Ovintiv, Inc.	52,383	2,688,296	982.2
Paramount Global, Class B	322,020	3,667,808	1,340.1
Penske Automotive Group, Inc.	11,295	1,727,118	631.0
Pool Corp.	1,423	515,880	188.5
Post Holdings, Inc.	17,088	1,813,891	662.7
Power Integrations, Inc.	7,503	500,600	182.9
Primo Water Corp.	3,936	74,130	27.1
Qualys, Inc.	12,791	2,096,573	766.0
Ralph Lauren Corp., Class A	1,415	231,551	84.6
Regeneron Pharmaceuticals, Inc.	867	772,202	282.1
Reinsurance Group of America, Inc.	13,543	2,532,406	925.3
Royal Gold, Inc.	11,834	1,421,618	519.4
RPM International, Inc.	12,960	1,385,554	506.2
S&P Global, Inc.	11,229	4,669,355	1,706.0
Sarepta Therapeutics, Inc.	8,150	1,032,279	377.2
Service Corp. International	5,463	391,752	143.1
Signify NV	7,960	216,010	78.9
Silicon Laboratories, Inc.	2,586	314,173	114.8
Skyworks Solutions, Inc.	66,794	7,119,572	2,601.2
Snowflake, Inc., Class A	7,092	1,100,678	402.2
Taylor Morrison Home Corp., Class A	18,273	1,023,471	373.9
TD SYNNEX Corp.	2,676	315,340	115.2
TE Connectivity Ltd.	15,986	2,261,699	826.3
Teradata Corp.	5,036	186,836	68.3
Teradyne, Inc.	6,249	726,884	265.6
Texas Roadhouse, Inc.	3,735	600,513	219.4
TJX Cos., Inc.	59,889	5,634,956	2,058.8
Toast, Inc., Class A	77,439	1,829,884	668.6
Transocean Ltd.	58,654	306,174	111.9
Trex Co., Inc.	9,791	866,993	316.8
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
UGI Corp.	120,562	$3,081,565	1,125.9%
United Therapeutics Corp.	175	41,008	15.0
Unity Software, Inc.	55,190	1,339,461	489.4
VeriSign, Inc.	25,552	4,330,553	1,582.2
Verisk Analytics, Inc.	16,112	3,511,772	1,283.1
Visa, Inc., A Shares	4,120	1,106,673	404.3
Walmart, Inc.	94,615	5,615,400	2,051.7
Warner Bros Discovery, Inc., Class A	224,359	1,651,282	603.3
WESCO International, Inc.	5,146	786,052	287.2
Western Digital Corp.	9,511	673,664	246.1
Willis Towers Watson PLC	3,404	854,881	312.3
WillScot Mobile Mini Holdings Corp.	1,237	45,720	16.7
Zions Bancorp NA	17,532	714,955	261.2
Zoetis, Inc., Class A	5,336	849,705	310.5
		237,033,277
Preferred Stocks
Germany
Bayerische Motoren Werke AG	1,926	196,994	71.9
Volkswagen AG	59,026	7,223,397	2,639.2
Total Reference Entity — Long		434,457,583
Reference Entity — Short
Common Stocks
Australia
EBOS Group Ltd.	(6,359)	(131,608)	(48.1)
Austria
Mondi PLC	(9,022)	(172,156)	(62.9)
Belgium
Lotus Bakeries NV	(156)	(1,564,482)	(571.6)
Syensqo SA	(8,712)	(808,669)	(295.5)
		(2,373,151)
Bermuda
RenaissanceRe Holdings Ltd.	(2,485)	(544,836)	(199.1)
Canada
RB Global, Inc.	(1)	(72)	(0.0)
Chile
Antofagasta PLC	(80,492)	(2,201,649)	(804.4)
China
ESR Group Ltd.	(78,000)	(85,418)	(31.2)
Wharf Holdings, Ltd.	(11,000)	(35,367)	(12.9)
		(120,785)
Denmark
Carlsberg A/S, Class B	(4,781)	(640,224)	(233.9)
Coloplast A/S, Class B	(30,246)	(3,635,138)	(1,328.1)
Danske Bank A/S	(240,130)	(6,881,915)	(2,514.4)
Novonesis (Novozymes), Class B	(1,652)	(91,910)	(33.6)
		(11,249,187)
Finland
Fortum OYJ	(15,617)	(204,924)	(74.9)
Kesko OYJ, B Shares	(13,682)	(232,513)	(84.9)
Neste OYJ	(25,775)	(581,108)	(212.3)
UPM-Kymmene OYJ	(1,563)	(55,029)	(20.1)
		(1,073,574)
Security	Shares	Value	% of Basket Value
France
Arkema SA	(3,722)	$(382,368)	(139.7)%
Bollore SE	(277,136)	(1,790,771)	(654.3)
Capgemini SE	(1,765)	(369,284)	(134.9)
Engie SA	(39,271)	(678,894)	(248.1)
EssilorLuxottica SA	(12,102)	(2,569,059)	(938.7)
Ipsen SA	(11,027)	(1,335,725)	(488.0)
Kering SA	(19,168)	(6,697,259)	(2,446.9)
Sartorius Stedim Biotech	(8,133)	(1,744,108)	(637.2)
SEB SA	(5,910)	(695,619)	(254.2)
Sodexo SA	(744)	(64,683)	(23.6)
Teleperformance SE	(1,391)	(125,602)	(45.9)
(16,453,372)
Germany
BASF SE	(41,532)	(2,166,139)	(791.4)
Bechtle AG	(4,302)	(206,651)	(75.5)
Daimler Truck Holding AG	(275,446)	(12,363,152)	(4,517.1)
Deutsche Bank AG, Class N, Registered Shares	(7,854)	(125,210)	(45.7)
Deutsche Post AG, Class N	(136,838)	(5,704,867)	(2,084.4)
Hannover Rueck SE, Class N	(279)	(68,902)	(25.2)
MTU Aero Engines AG, Class N	(13,568)	(3,256,600)	(1,189.8)
SAP SE	(9,648)	(1,735,499)	(634.1)
(25,627,020)
Hong Kong
Hang Seng Bank Ltd.	(1,800)	(23,719)	(8.7)
Henderson Land Development Co. Ltd.	(14,000)	(42,177)	(15.4)
HKT Trust & HKT Ltd., Class SS	(73,000)	(80,529)	(29.4)
Hong Kong & China Gas Co. Ltd.	(526,000)	(399,657)	(146.0)
Link REIT	(68,497)	(293,288)	(107.2)
MTR Corp. Ltd.	(298,500)	(980,308)	(358.2)
Techtronic Industries Co. Ltd.	(268,000)	(3,700,827)	(1,352.1)
WH Group Ltd.	(76,000)	(55,201)	(20.2)
(5,575,706)
Israel
Global-e Online Ltd.	(7,059)	(236,688)	(86.5)
Mobileye Global, Inc., Class A	(9,289)	(255,912)	(93.5)
(492,600)
Italy
Assicurazioni Generali SpA	(76,490)	(1,856,952)	(678.5)
Davide Campari-Milano NV	(58,917)	(588,420)	(215.0)
DiaSorin SpA	(601)	(60,455)	(22.1)
Eni SpA	(58,023)	(927,756)	(339.0)
FinecoBank Banca Fineco SpA	(22,842)	(348,438)	(127.3)
Leonardo SpA	(63,988)	(1,463,841)	(534.8)
Nexi SpA	(215,452)	(1,248,039)	(456.0)
Poste Italiane SpA	(13,747)	(173,884)	(63.5)
(6,667,785)
Japan
Ajinomoto Co., Inc.	(1,900)	(72,158)	(26.4)
Chiba Bank Ltd.	(74,100)	(639,893)	(233.8)
GLP J-REIT	(1,868)	(1,552,502)	(567.2)
Harmonic Drive Systems, Inc.	(31,000)	(791,898)	(289.3)
Hoshizaki Corp.	(36,800)	(1,298,689)	(474.5)
Ibiden Co. Ltd.	(24,300)	(944,706)	(345.2)
Iida Group Holdings Co. Ltd.	(9,100)	(118,710)	(43.4)
Japan Airport Terminal Co. Ltd.	(4,300)	(155,403)	(56.8)
Japan Metropolitan Fund Invest	(20)	(12,343)	(4.5)
Japan Petroleum Exploration Co. Ltd.	(44,000)	(1,902,086)	(695.0)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Japan Real Estate Investment Corp.	(442)	$(1,532,116)	(559.8)%
Jeol Ltd.	(1,500)	(61,007)	(22.3)
KDX Realty Investment Corp.	(271)	(267,297)	(97.7)
Keisei Electric Railway Co. Ltd.	(16,600)	(632,868)	(231.2)
Kikkoman Corp.	(53,500)	(652,132)	(238.3)
Kintetsu Group Holdings Co. Ltd., Class L	(15,900)	(418,667)	(153.0)
Kyushu Electric Power Co., Inc.	(49,600)	(472,004)	(172.4)
Mercari, Inc.	(1,300)	(15,357)	(5.6)
MinebeaMitsumi, Inc.	(12,600)	(241,071)	(88.1)
Mitsui OSK Lines Ltd.	(39,500)	(1,280,147)	(467.7)
Nippon Building Fund, Inc.	(488)	(1,905,579)	(696.2)
Nippon Sanso Holdings Corp.	(20,800)	(631,237)	(230.6)
Nissan Chemical Corp.	(6,500)	(226,679)	(82.8)
Niterra Co. Ltd.	(57,800)	(1,939,975)	(708.8)
Nitori Holdings Co. Ltd.	(1,900)	(260,597)	(95.2)
Rakus Co. Ltd.	(65,200)	(674,370)	(246.4)
Rohto Pharmaceutical Co. Ltd.	(55,300)	(1,102,496)	(402.8)
Secom Co. Ltd.	(9,400)	(667,648)	(243.9)
SG Holdings Co. Ltd.	(103,400)	(1,237,612)	(452.2)
SHIFT, Inc.	(1,800)	(169,955)	(62.1)
Shinko Electric Industries Co. Ltd.	(19,300)	(677,628)	(247.6)
Shionogi & Co. Ltd.	(8,800)	(420,104)	(153.5)
SMC Corp.	(5,200)	(2,794,743)	(1,021.1)
Square Enix Holdings Co. Ltd.	(3,000)	(110,780)	(40.5)
SUMCO Corp.	(81,000)	(1,238,753)	(452.6)
Tobu Railway Co. Ltd.	(7,500)	(152,592)	(55.7)
Tohoku Electric Power Co., Inc.	(7,200)	(56,924)	(20.8)
Tokyo Electric Power Co Holdings, Inc.	(221,300)	(1,411,714)	(515.8)
Tokyo Gas Co. Ltd.	(15,700)	(360,873)	(131.8)
Toyo Suisan Kaisha Ltd.	(18,500)	(1,182,547)	(432.1)
Visional, Inc.	(8,200)	(383,623)	(140.2)
Yamato Holdings Co. Ltd.	(4,200)	(56,756)	(20.7)
Yokohama Rubber Co. Ltd.	(31,400)	(840,108)	(306.9)
(31,564,347)
Netherlands
Akzo Nobel NV	(1,442)	(95,584)	(34.9)
Argenx SE	(8,314)	(3,094,573)	(1,130.6)
ASM International NV	(34)	(21,285)	(7.8)
Heineken Holding NV	(55,342)	(4,433,208)	(1,619.7)
Heineken NV	(19,220)	(1,865,289)	(681.5)
IMCD NV	(1,310)	(197,223)	(72.1)
JDE Peet’s NV	(92,942)	(2,057,238)	(751.6)
Universal Music Group NV	(6,182)	(181,064)	(66.2)
(11,945,464)
New Zealand
Auckland International Airport Ltd.	(45,347)	(210,143)	(76.8)
Mercury NZ Ltd.	(8,921)	(33,599)	(12.3)
Meridian Energy Ltd.	(135,374)	(479,438)	(175.1)
(723,180)
Norway
Frontline PLC	(8,174)	(192,007)	(70.1)
Orkla ASA	(223,140)	(1,540,619)	(562.9)
Salmar ASA	(16,457)	(1,049,992)	(383.6)
Seadrill Ltd.	(2,225)	(108,024)	(39.5)
(2,890,642)
Portugal
Banco Comercial Portugues SA, R Shares	(4,674,305)	(1,625,523)	(593.9)
Security	Shares	Value	% of Basket Value
Portugal (continued)
Galp Energia SGPS SA	(143,768)	$(3,088,023)	(1,128.3)%
Jeronimo Martins SGPS SA	(11,689)	(239,481)	(87.5)
(4,953,027)
Sweden
Boliden AB	(56,168)	(1,867,519)	(682.3)
Castellum AB	(132,186)	(1,590,062)	(581.0)
Epiroc AB, Class A	(237,376)	(4,442,499)	(1,623.1)
Epiroc AB, Class B	(41,360)	(694,664)	(253.8)
EQT AB	(41,550)	(1,136,664)	(415.3)
Getinge AB, B Shares	(115,786)	(2,464,597)	(900.5)
Investment AB Latour, B Shares	(40,728)	(994,226)	(363.3)
Lifco AB, B Shares	(14,022)	(344,145)	(125.7)
Saab AB, Class B	(559)	(44,523)	(16.3)
Sandvik Ab	(292,157)	(5,896,398)	(2,154.3)
Skandinaviska Enskilda Banken AB, Class A	(283,628)	(3,761,345)	(1,374.3)
Svenska Handelsbanken AB, A Shares	(96,389)	(838,389)	(306.3)
Volvo AB, B Shares	(223,691)	(5,765,786)	(2,106.6)
(29,840,817)
Thailand
Fabrinet	(5,390)	(932,847)	(340.8)
United Kingdom
Admiral Group PLC	(4,213)	(142,862)	(52.2)
Beazley PLC	(67,944)	(560,002)	(204.6)
Bellway PLC	(3,089)	(96,706)	(35.3)
Coca-Cola Europacific Partners PLC	(70,599)	(5,084,540)	(1,857.7)
Croda International PLC	(1,604)	(92,361)	(33.8)
Diageo PLC	(466,695)	(16,067,467)	(5,870.5)
DS Smith PLC	(611,314)	(2,651,144)	(968.6)
Howden Joinery Group PLC	(26,530)	(287,678)	(105.1)
InterContinental Hotels Group PLC	(21,235)	(2,060,281)	(752.8)
JD Sports Fashion PLC	(1,239,717)	(1,767,801)	(645.9)
Next PLC	(22,826)	(2,549,768)	(931.6)
Ocado Group PLC	(55,798)	(243,342)	(88.9)
Schroders PLC	(193,113)	(844,107)	(308.4)
Smith & Nephew PLC	(611,106)	(7,375,463)	(2,694.7)
Spirax-Sarco Engineering PLC	(65,538)	(7,182,256)	(2,624.2)
St James’s Place PLC	(251,904)	(1,358,211)	(496.2)
Vistry Group PLC	(66,548)	(984,941)	(359.9)
(49,348,930)
United States
Advance Auto Parts, Inc.	(8,799)	(642,151)	(234.6)
Agree Realty Corp.	(19,020)	(1,088,324)	(397.6)
Air Lease Corp., Class A	(23,675)	(1,189,432)	(434.6)
Airbnb, Inc., Class A	(8,498)	(1,347,528)	(492.3)
Albemarle Corp.	(9,420)	(1,133,320)	(414.1)
Alight, Inc., Class A	(41,434)	(373,735)	(136.6)
Alliant Energy Corp.	(143,255)	(7,134,099)	(2,606.6)
Allison Transmission Holdings, Inc.	(15,853)	(1,165,988)	(426.0)
Altair Engineering, Inc., Class A	(5,578)	(448,750)	(164.0)
American Homes 4 Rent, Class A	(3,698)	(132,388)	(48.4)
Amkor Technology, Inc.	(24,697)	(798,948)	(291.9)
Antero Midstream Corp.	(47,311)	(654,784)	(239.2)
Appfolio, Inc., Class A	(9,511)	(2,156,905)	(788.1)
Asana, Inc., Class A	(9,241)	(137,414)	(50.2)
Aspen Technology, Inc.	(2,754)	(542,180)	(198.1)
ATI, Inc.	(13,290)	(793,413)	(289.9)
Avantor, Inc.	(107,616)	(2,607,536)	(952.7)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Axalta Coating Systems Ltd.	(16,646)	$(523,350)	(191.2)%
Ball Corp.	(159,273)	(11,080,623)	(4,048.5)
Bath & Body Works, Inc.	(7,946)	(360,907)	(131.9)
BellRing Brands, Inc.	(907)	(50,039)	(18.3)
Bill Holdings, Inc.	(18,823)	(1,173,802)	(428.9)
BJ’s Wholesale Club Holdings, Inc.	(35,173)	(2,626,720)	(959.7)
BorgWarner, Inc.	(1,280)	(41,946)	(15.3)
Boston Beer Co., Inc., Class A	(1,094)	(304,581)	(111.3)
Boston Scientific Corp.	(33,624)	(2,416,557)	(882.9)
Braze, Inc., Class A	(855)	(35,824)	(13.1)
Carvana Co., Class A	(23,247)	(1,927,641)	(704.3)
Caterpillar, Inc.	(2,743)	(917,725)	(335.3)
Celsius Holdings, Inc.	(20,364)	(1,451,342)	(530.3)
Charles River Laboratories International, Inc.	(204)	(46,716)	(17.1)
Chesapeake Energy Corp.	(17,151)	(1,541,532)	(563.2)
Choice Hotels International, Inc.	(9,858)	(1,165,807)	(425.9)
Chord Energy Corp.	(7,502)	(1,327,704)	(485.1)
Churchill Downs, Inc.	(8,091)	(1,043,739)	(381.3)
Cincinnati Financial Corp.	(455)	(52,639)	(19.2)
Core & Main, Inc., Class A	(40,541)	(2,289,350)	(836.5)
Coty, Inc., Class A	(9,642)	(110,304)	(40.3)
Crane Co.	(26,495)	(3,709,565)	(1,355.3)
CubeSmart	(1,407)	(56,899)	(20.8)
Cummins, Inc.	(2,236)	(631,648)	(230.8)
Darden Restaurants, Inc.	(7,037)	(1,079,546)	(394.4)
Deere & Co.	(22,864)	(8,949,198)	(3,269.7)
DoubleVerify Holdings, Inc.	(6,605)	(193,526)	(70.7)
Doximity, Inc., Class A	(49,225)	(1,195,675)	(436.9)
Duke Energy Corp.	(5,956)	(585,237)	(213.8)
Duolingo, Inc.	(3,065)	(691,924)	(252.8)
Dutch Bros, Inc., Class A	(31,158)	(877,409)	(320.6)
Elevance Health, Inc.	(4,273)	(2,258,622)	(825.2)
Equifax, Inc.	(6,790)	(1,495,090)	(546.3)
Equity Residential	(22,474)	(1,447,326)	(528.8)
Erie Indemnity Co., Class A	(1,332)	(509,703)	(186.2)
Extra Space Storage, Inc.	(21,028)	(2,823,640)	(1,031.7)
FactSet Research Systems, Inc.	(7,722)	(3,219,225)	(1,176.2)
Fastenal Co.	(161,883)	(10,998,331)	(4,018.4)
FedEx Corp.	(33,636)	(8,805,232)	(3,217.1)
Fifth Third Bancorp	(13,709)	(499,830)	(182.6)
First Solar, Inc.	(2,080)	(366,704)	(134.0)
Five Below, Inc.	(762)	(111,511)	(40.7)
Five9, Inc.	(1,026)	(59,067)	(21.6)
Freshworks, Inc., Class A	(5)	(89)	(0.0)
Gentex Corp.	(5,113)	(175,376)	(64.1)
Globus Medical, Inc., Class A	(11,121)	(553,715)	(202.3)
Graphic Packaging Holding Co.	(178,959)	(4,626,090)	(1,690.2)
Hasbro, Inc.	(79,863)	(4,895,602)	(1,788.7)
Healthcare Realty Trust, Inc.	(69,203)	(984,759)	(359.8)
HealthEquity, Inc.	(4,353)	(343,495)	(125.5)
Healthpeak Properties, Inc.	(34,412)	(640,407)	(234.0)
HEICO Corp.	(4,341)	(900,323)	(328.9)
Henry Schein, Inc.	(108,886)	(7,543,622)	(2,756.2)
Herc Holdings, Inc.	(806)	(115,282)	(42.1)
Hexcel Corp.	(675)	(43,342)	(15.8)
Hormel Foods Corp.	(11,052)	(393,009)	(143.6)
Huntington Bancshares, Inc.	(346)	(4,661)	(1.7)
Hyatt Hotels Corp., Class A	(17,829)	(2,652,777)	(969.2)
ICON PLC	(10,661)	(3,175,699)	(1,160.3)
Immunovant, Inc.	(6,064)	(166,396)	(60.8)
Interactive Brokers Group, Inc., Class A	(6,277)	(722,608)	(264.0)
International Flavors & Fragrances, Inc.	(11,524)	(975,507)	(356.4)
Security	Shares	Value	% of Basket Value
United States (continued)
Intuitive Surgical, Inc.	(14,064)	$(5,212,400)	(1,904.4)%
Keurig Dr. Pepper, Inc.	(142,358)	(4,797,465)	(1,752.8)
Kirby Corp.	(41,685)	(4,549,084)	(1,662.1)
Laboratory Corp. of America Holdings	(2,961)	(596,257)	(217.9)
Landstar System, Inc.	(169)	(29,475)	(10.8)
Lantheus Holdings, Inc.	(1,769)	(117,709)	(43.0)
Liberty Media Corp.-Liberty Formula One, Class C	(669)	(46,810)	(17.1)
Live Nation Entertainment, Inc.	(18,696)	(1,662,261)	(607.3)
LPL Financial Holdings, Inc.	(2,184)	(587,780)	(214.8)
MACOM Technology Solutions Holdings, Inc., Class H	(8,423)	(858,725)	(313.8)
Madrigal Pharmaceuticals, Inc.	(9,362)	(1,910,035)	(697.9)
MarketAxess Holdings, Inc.	(5,521)	(1,104,697)	(403.6)
Marriott International, Inc., Class A	(19,478)	(4,599,340)	(1,680.4)
Masimo Corp.	(7,594)	(1,020,710)	(372.9)
Matador Resources Co.	(46,720)	(2,910,656)	(1,063.5)
Modine Manufacturing Co.	(8,561)	(793,005)	(289.7)
MSC Industrial Direct Co., Inc., Class A	(1,005)	(91,696)	(33.5)
Mueller Industries, Inc.	(14,142)	(789,406)	(288.4)
National Storage Affiliates Trust	(43,899)	(1,538,221)	(562.0)
New Fortress Energy, Inc., Class A	(5,832)	(152,798)	(55.8)
Noble Corp. PLC	(55,200)	(2,449,776)	(895.1)
NOV, Inc.	(6,141)	(113,547)	(41.5)
Omnicom Group, Inc.	(50,183)	(4,658,990)	(1,702.2)
Onto Innovation, Inc.	(10,007)	(1,856,198)	(678.2)
Option Care Health, Inc.	(12,616)	(377,092)	(137.8)
Packaging Corp. of America	(13,651)	(2,361,350)	(862.8)
Parsons Corp.	(25,802)	(2,025,715)	(740.1)
Permian Resources Corp.	(132,991)	(2,227,599)	(813.9)
Pinnacle Financial Partners, Inc.	(3,098)	(237,617)	(86.8)
Pinnacle West Capital Corp.	(2,630)	(193,699)	(70.8)
Planet Fitness, Inc., Class A	(8,619)	(515,761)	(188.4)
Primerica, Inc.	(662)	(140,251)	(51.2)
Procore Technologies, Inc.	(20,083)	(1,374,079)	(502.0)
PTC, Inc.	(22,552)	(4,001,627)	(1,462.1)
Public Service Enterprise Group, Inc.	(56,891)	(3,930,030)	(1,435.9)
Qiagen NV, QIAD	(16,753)	(696,542)	(254.5)
Raymond James Financial, Inc.	(18,267)	(2,228,574)	(814.2)
Regal Rexnord Corp.	(604)	(97,467)	(35.6)
Rexford Industrial Realty, Inc.	(42,691)	(1,827,602)	(667.7)
Robinhood Markets, Inc., Class A	(24,844)	(409,678)	(149.7)
Roivant Sciences Ltd.	(3,330)	(36,297)	(13.3)
Ryman Hospitality Properties, Inc.	(23,403)	(2,468,548)	(901.9)
Saia, Inc.	(449)	(178,177)	(65.1)
Samsara, Inc., Class A	(15,620)	(545,607)	(199.3)
SentinelOne, Inc., Class A	(758)	(16,017)	(5.9)
Shockwave Medical, Inc.	(9,857)	(3,254,683)	(1,189.1)
Simpson Manufacturing Co., Inc.	(19,506)	(3,391,898)	(1,239.3)
SM Energy Co.	(938)	(45,484)	(16.6)
SoFi Technologies, Inc.	(1,054)	(7,146)	(2.6)
SolarEdge Technologies, Inc.	(14,601)	(856,349)	(312.9)
SouthState Corp.	(7,328)	(554,730)	(202.7)
SPS Commerce, Inc.	(892)	(155,092)	(56.7)
STAG Industrial, Inc.	(51,105)	(1,757,501)	(642.1)
Starwood Property Trust, Inc.	(16,049)	(304,450)	(111.2)
STERIS PLC	(929)	(190,036)	(69.4)
Stifel Financial Corp.	(2,023)	(161,678)	(59.1)
SVB Financial Group	(216)	(11)	(0.0)
Take-Two Interactive Software, Inc.	(37,788)	(5,396,504)	(1,971.7)
Tapestry, Inc.	(13,001)	(519,000)	(189.6)
Teledyne Technologies, Inc.	(4,246)	(1,619,764)	(591.8)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Tenable Holdings, Inc.	(5,611)	$(252,327)	(92.2)%
TKO Group Holdings, Inc., Class A	(13,576)	(1,285,240)	(469.6)
Valaris Ltd.	(29,138)	(1,895,718)	(692.6)
Valvoline, Inc.	(19,417)	(825,611)	(301.7)
Vaxcyte, Inc.	(10,491)	(635,230)	(232.1)
Webster Financial Corp.	(10,985)	(481,473)	(175.9)
Wyndham Hotels & Resorts, Inc.	(44,716)	(3,287,073)	(1,201.0)
XPO, Inc.	(9,703)	(1,042,684)	(381.0)
Zebra Technologies Corp., Class A	(2,326)	(731,667)	(267.3)
(229,301,129)
Total Reference Entity — Short		(434,183,884)
Net Value of Reference Entity — UBS AG		$273,699
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 05/11/26 — 05/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Audinate Group Ltd.	1,847	$22,050	6.3%
Bega Cheese Ltd.	62,746	165,453	47.0
Boral Ltd.	217,608	796,201	226.1
BWP Trust	70,860	162,202	46.1
Challenger Ltd.	232,071	995,016	282.6
Dicker Data Ltd.	139,736	957,315	271.9
Downer EDI Ltd.	408,378	1,218,892	346.2
Growthpoint Properties Australia Ltd.	108,563	165,263	46.9
NRW Holdings Ltd.	147,352	261,594	74.3
Perseus Mining Ltd.	68,077	99,641	28.3
Region RE Ltd.	99,210	138,573	39.4
Ridley Corp. Ltd.	3,707	5,377	1.5
Technology One Ltd.	90,169	928,465	263.7
Temple & Webster Group Ltd.	65,346	474,193	134.7
Ventia Services Group Pty Ltd.	401,209	928,408	263.7
Viva Energy Group Ltd.	214,862	468,766	133.1
		7,787,409
Austria
ANDRITZ AG	20,704	1,124,522	319.4
Kontron AG	7,804	156,393	44.4
Raiffeisen Bank International AG	48,181	885,905	251.6
UNIQA Insurance Group AG	12,197	106,529	30.3
		2,273,349
Canada
AbCellera Biologics, Inc.	161,598	610,840	173.5
Ag Growth International, Inc.	5,814	223,534	63.5
Canfor Corp.	5,184	54,565	15.5
Centerra Gold, Inc.	215,129	1,308,780	371.7
CI Financial Corp.	24,844	294,233	83.6
Doman Building Materials Group Ltd.	10,741	59,839	17.0
Innergex Renewable Energy, Inc.	274,684	1,600,284	454.5
Interfor Corp.	16,324	206,869	58.8
Nexus Industrial REIT	18,132	91,414	26.0
North American Construction Group Ltd.	41,608	875,329	248.6
Security	Shares	Value	% of Basket Value
Canada (continued)
Obsidian Energy Ltd.	152,725	$1,309,065	371.8%
Secure Energy Services, Inc.	158,157	1,340,616	380.8
SSR Mining, Inc.	199,448	1,067,849	303.3
Stelco Holdings, Inc.	15,850	458,846	130.3
Torex Gold Resources, Inc.	2,933	41,277	11.7
Trican Well Service Ltd.	116,863	354,354	100.6
		9,897,694
France
CGG SA	154,909	64,500	18.3
Etablissements Maurel et Prom SA	109,083	685,631	194.7
ICADE	22,325	591,071	167.9
		1,341,202
Georgia
TBC Bank Group PLC	7,273	313,412	89.0
Germany
Auto1 Group SE	29,154	147,818	42.0
Deutsche Pfandbriefbank AG	67,622	319,768	90.8
Deutsche Wohnen SE	18,325	344,209	97.8
Duerr AG	17,736	451,783	128.3
Grand City Properties SA	62,939	699,755	198.8
SAF-Holland SE	12,859	246,592	70.0
Salzgitter AG	455	11,632	3.3
United Internet AG, Class N, Registered Shares	60,488	1,457,233	413.9
		3,678,790
Ireland
Greencore Group PLC	254,915	415,416	118.0
Israel
Ituran Location and Control Ltd.	32,240	827,923	235.2
Italy
Banca IFIS SpA	11,022	244,556	69.5
Brunello Cucinelli SpA	4,081	415,050	117.9
Buzzi SpA	16,278	583,873	165.8
Credito Emiliano SpA	10,398	109,389	31.1
De’ Longhi SpA	16,916	552,523	156.9
Hera SpA	184,902	664,864	188.8
Maire Tecnimont SpA	8,128	67,022	19.0
PRADA SpA	105,500	859,812	244.2
Sesa SpA	587	60,769	17.3
Webuild SpA	413,474	1,033,444	293.5
		4,591,302
Japan
77 Bank Ltd.	11,000	317,377	90.1
Air Water, Inc.	21,500	325,826	92.5
Aisan Industry Co. Ltd.	45,800	438,781	124.6
Alfresa Holdings Corp.	59,100	893,817	253.9
Asanuma Corp.	1,200	29,095	8.3
BML, Inc.	9,400	177,726	50.5
Cellebrite Di Ltd.	126,304	1,365,346	387.8
Citizen Watch Co. Ltd.	173,500	1,174,628	333.6
CKD Corp.	3,400	64,121	18.2
Coca-Cola Bottlers Japan Holdings, Inc.	92,800	1,329,284	377.6
Computer Engineering & Consulting Ltd.	2,400	28,207	8.0
Daiichikosho Co. Ltd.	30,300	361,871	102.8
Dentsu Soken, Inc.	7,800	263,995	75.0
Digital Garage, Inc.	29,000	517,586	147.0
Doutor Nichires Holdings Co. Ltd.	13,800	188,947	53.7
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
DTS Corp.	5,900	$164,406	46.7%
FULLCAST Holdings Co. Ltd.	12,200	119,461	33.9
Furukawa Electric Co. Ltd.	24,500	536,144	152.3
Glory Ltd.	11,200	206,376	58.6
GMO internet group, Inc.	58,600	982,679	279.1
Hanwa Co. Ltd.	5,100	200,584	57.0
Hioki EE Corp.	7,600	310,779	88.3
Hyakugo Bank Ltd.	149,800	625,589	177.7
Inaba Denki Sangyo Co. Ltd.	1,300	30,858	8.8
Ishihara Sangyo Kaisha Ltd.	8,900	105,442	29.9
Itochu Enex Co. Ltd.	30,600	303,141	86.1
Japan Securities Finance Co. Ltd.	12,300	127,555	36.2
Kato Sangyo Co. Ltd.	8,300	246,309	70.0
Keiyo Bank Ltd.	201,200	1,006,558	285.9
Kissei Pharmaceutical Co. Ltd.	13,200	309,386	87.9
Kokuyo Co. Ltd.	39,500	689,786	195.9
Kyoritsu Maintenance Co. Ltd.	113,800	2,481,274	704.7
Maxell Ltd.	14,600	147,305	41.8
MEITEC Group Holdings, Inc.	47,800	910,976	258.7
Mitsui Mining & Smelting Co. Ltd.	73,400	2,350,343	667.6
Nippon Light Metal Holdings Co. Ltd.	10,800	131,136	37.2
Nippon Shinyaku Co. Ltd.	279,300	7,897,431	2,243.1
Nittetsu Mining Co. Ltd.	4,300	138,320	39.3
Noritz Corp.	42,600	491,817	139.7
NTN Corp.	1,125,600	2,284,123	648.7
Okumura Corp.	5,000	159,743	45.4
Restar Corp.	29,500	569,949	161.9
Sanki Engineering Co. Ltd.	16,100	231,193	65.7
Sato Holdings Corp.	15,000	212,718	60.4
Shibaura Machine Co. Ltd.	20,200	462,291	131.3
Sundrug Co. Ltd.	15,000	440,377	125.1
Taikisha Ltd.	14,900	449,240	127.6
Tokai Rika Co. Ltd.	12,900	180,338	51.2
Tokyotokeiba Co. Ltd.	30,900	871,027	247.4
Tsubakimoto Chain Co.	13,500	474,676	134.8
Uchida Yoko Co. Ltd.	6,900	310,173	88.1
U-Next Holdings Co. Ltd.	15,700	444,904	126.4
Wacom Co. Ltd.	90,800	356,367	101.2
YAMABIKO Corp.	17,500	236,799	67.3
Yamazen Corp.	15,900	142,732	40.5
Yaoko Co. Ltd.	3,400	188,172	53.4
Yokogawa Bridge Holdings Corp.	31,900	591,993	168.1
Yuasa Trading Co. Ltd.	6,200	231,591	65.8
		36,828,668
Netherlands
Eurocommercial Properties NV	6,305	142,776	40.6
Koninklijke BAM Groep NV	211,763	859,789	244.2
		1,002,565
Norway
Aker Solutions ASA	119,581	456,818	129.7
Elkem ASA	185,968	330,195	93.8
Odfjell Drilling Ltd.	40,754	188,548	53.6
Stolt-Nielsen Ltd.	5,850	253,795	72.1
Wallenius Wilhelmsen ASA	29,238	298,294	84.7
		1,527,650
Security	Shares	Value	% of Basket Value
Portugal
Mota-Engil SGPS SA	95,220	$410,139	116.5%
Sonae SGPS SA	122,702	122,347	34.7
		532,486
Singapore
UMS Holdings Ltd.	21,800	21,440	6.1
Spain
Atlantica Sustainable Infrastructure PLC	80,797	1,581,197	449.1
Merlin Properties Socimi SA	102,798	1,151,624	327.1
		2,732,821
Sweden
Attendo AB	56	216	0.0
Loomis Ab, Class B	25,900	670,249	190.4
		670,465
Switzerland
IWG PLC	113,326	260,674	74.0
United Kingdom
Bodycote PLC	170,611	1,461,818	415.2
Britvic PLC	257,285	2,827,206	803.0
Empiric Student Property PLC	373,314	417,940	118.7
Firstgroup PLC	169,094	340,851	96.8
Investec PLC	296,969	1,874,114	532.3
J D Wetherspoon PLC	83,590	753,824	214.1
Jupiter Fund Management PLC	326,596	313,506	89.0
Mitchells & Butlers PLC	109,089	327,260	93.0
Morgan Sindall Group PLC	3,801	106,764	30.3
Playtech PLC	74,154	489,523	139.0
Serco Group PLC	305,260	696,132	197.7
TP ICAP Group PLC	152,923	394,338	112.0
Vesuvius PLC	23,592	140,317	39.9
Volution Group PLC	21,206	113,915	32.4
		10,257,508
United States
1-800-Flowers.com, Inc., Class A	16,423	148,957	42.3
ABM Industries, Inc.	180,624	7,893,269	2,241.9
Accel Entertainment, Inc.	23,277	249,995	71.0
Albany International Corp., Class A	7,182	572,764	162.7
Allient, Inc.	6,831	200,763	57.0
Alphatec Holdings, Inc.	215,077	2,714,272	770.9
Alta Equipment Group, Inc., Class A	17,272	191,892	54.5
American Vanguard Corp.	62,125	707,604	201.0
Amneal Pharmaceuticals, Inc.	67,740	409,827	116.4
Amphastar Pharmaceuticals, Inc.	6,408	264,330	75.1
Anywhere Real Estate, Inc.	98,364	478,049	135.8
Apogee Enterprises, Inc.	3,930	242,795	69.0
Arcosa, Inc.	5,412	411,420	116.9
Atea Pharmaceuticals, Inc.	6,608	24,450	6.9
Atmus Filtration Technologies, Inc.	36,013	1,090,834	309.8
AtriCure, Inc.	31,563	761,299	216.2
Camden National Corp.	15,279	477,010	135.5
Capitol Federal Financial, Inc.	39,356	187,728	53.3
Cars.com, Inc.	3,336	55,744	15.8
Castle Biosciences, Inc.	13,841	291,907	82.9
Central Garden & Pet Co., Class A	10,702	379,172	107.7
Chegg, Inc.	157,116	812,290	230.7
CNO Financial Group, Inc.	244,013	6,424,862	1,824.8
Cogent Communications Holdings, Inc.	4,773	306,331	87.0
CommVault Systems, Inc.	14,329	1,468,293	417.0

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Comstock Resources, Inc.	60,290	$606,517	172.3%
CONMED Corp.	48,121	3,271,266	929.1
ConnectOne Bancorp, Inc.	19,370	346,917	98.5
Corcept Therapeutics, Inc.	54,244	1,264,970	359.3
Coursera, Inc.	80,352	821,197	233.2
CSG Systems International, Inc.	25,818	1,219,642	346.4
Deluxe Corp.	24,593	485,712	138.0
DigitalOcean Holdings, Inc.	63,376	2,082,535	591.5
Dime Community Bancshares, Inc.	14,413	262,317	74.5
DXP Enterprises, Inc.	10,275	501,009	142.3
Eagle Bancorp, Inc.	16,138	298,392	84.8
El Pollo Loco Holdings, Inc.	7,000	59,640	16.9
EnerSys	3,337	301,832	85.7
EPR Properties	9,304	377,649	107.3
Essential Properties Realty Trust, Inc.	114,299	3,010,636	855.1
Everi Holdings, Inc.	33,958	277,437	78.8
eXp World Holdings, Inc.	67,507	672,370	191.0
EZCORP, Inc., Class A	28,983	318,233	90.4
Frontdoor, Inc.	36,839	1,130,589	321.1
Fulgent Genetics, Inc.	8,080	164,428	46.7
G-III Apparel Group Ltd.	36,382	1,024,153	290.9
Global Industrial Co.	456	17,561	5.0
GQG Partners, Inc., CDI	480,678	705,270	200.3
Hackett Group, Inc.	16,408	355,889	101.1
Health Catalyst, Inc.	57,476	357,501	101.5
Healthcare Services Group, Inc.	19,061	202,428	57.5
HealthStream, Inc.	4,892	126,067	35.8
Heidrick & Struggles International, Inc.	25,796	760,466	216.0
Huron Consulting Group, Inc.	6,169	575,197	163.4
Independent Bank Corp.	3,817	94,700	26.9
Innoviva, Inc.	69,003	1,042,635	296.1
JELD-WEN Holding, Inc.	22,196	455,018	129.2
Ligand Pharmaceuticals, Inc.	16,761	1,171,426	332.7
Lovesac Co.	3,154	69,956	19.9
M/I Homes, Inc.	12,223	1,420,557	403.5
Magnite, Inc.	26,083	230,313	65.4
Marqeta, Inc., Class A	87,225	484,099	137.5
MaxLinear, Inc.	16,604	345,197	98.0
Methode Electronics, Inc.	3,778	46,054	13.1
Midland States Bancorp, Inc.	2,870	62,853	17.9
Mueller Water Products, Inc., Class A	14,887	235,810	67.0
N-able, Inc.	41,895	513,633	145.9
NETGEAR, Inc.	17,413	257,364	73.1
NexPoint Residential Trust, Inc.	7,822	267,825	76.1
NMI Holdings, Inc., Class A	18,729	577,977	164.2
Novocure Ltd.	89,617	1,096,912	311.5
OceanFirst Financial Corp.	35,868	529,412	150.4
ON24, Inc.	50,916	335,536	95.3
PAR Technology Corp.	20,857	881,834	250.5
Park Hotels & Resorts, Inc.	30,864	497,836	141.4
Paymentus Holdings, Inc., Class A	2,793	57,005	16.2
Pennant Group, Inc.	6,067	126,861	36.0
Perella Weinberg Partners, Class A	30,008	447,719	127.2
PRA Group, Inc.	32,799	780,288	221.6
Premier Financial Corp.	26,402	511,671	145.3
PROG Holdings, Inc.	15,787	524,760	149.0
Resideo Technologies, Inc.	6,221	121,496	34.5
REX American Resources Corp.	8,937	494,484	140.4
RHI Magnesita NV	4,040	182,092	51.7
Saul Centers, Inc.	32,548	1,185,073	336.6
SEMrush Holdings, Inc., Class A	24,057	294,458	83.6
SI-BONE, Inc.	22,977	327,652	93.1
Security	Shares	Value	% of Basket Value
United States (continued)
Sims Ltd.	53,465	$407,487	115.7%
SolarWinds Corp.	11,724	129,198	36.7
Southside Bancshares, Inc.	7,777	207,335	58.9
Strategic Education, Inc.	48,241	5,539,996	1,573.5
Stride, Inc.	116,633	7,785,253	2,211.2
Sun Country Airlines Holdings, Inc.	148,093	1,971,118	559.8
Supernus Pharmaceuticals, Inc.	5,219	157,092	44.6
Talen Energy Corp.	40,918	4,091,800	1,162.2
TTM Technologies, Inc.	20,315	303,303	86.1
Tutor Perini Corp.	4,735	78,743	22.4
Univest Financial Corp.	3,807	79,452	22.6
Upwork, Inc.	30,041	351,480	99.8
Varex Imaging Corp.	20,512	333,320	94.7
Viad Corp.	11,560	398,589	113.2
Vishay Precision Group, Inc.	6,939	228,987	65.0
Vital Farms, Inc.	19,199	513,765	145.9
WK Kellogg Co.	66,985	1,563,430	444.1
World Acceptance Corp.	2,385	328,104	93.2
World Kinect Corp.	23,792	559,112	158.8
Yext, Inc.	2,182	11,979	3.4
		89,073,726
Investment Companies
Luxembourg
BBGI Global Infrastructure SA	235,708	391,558	111.2
Total Reference Entity — Long		174,426,058
Reference Entity — Short
Common Stocks
Australia
Champion Iron Ltd.	(58,959)	(265,788)	(75.5)
EVT Ltd.	(10,211)	(77,734)	(22.1)
GUD Holdings Ltd.	(5,339)	(34,863)	(9.9)
Iris Energy Ltd.	(35,556)	(154,313)	(43.8)
Sigma Healthcare Ltd.	(31,451)	(25,472)	(7.2)
Silex Systems Ltd.	(96,114)	(310,716)	(88.3)
Stanmore Resources Ltd.	(117,254)	(249,320)	(70.8)
Strike Energy Ltd.	(1,083,641)	(152,558)	(43.3)
		(1,270,764)
Belgium
Azelis Group NV	(54,279)	(1,299,570)	(369.1)
VGP NV	(9,481)	(1,027,090)	(291.7)
		(2,326,660)
Bermuda
SiriusPoint Ltd.	(268,590)	(3,163,990)	(898.7)
Canada
Cineplex, Inc.	(18,567)	(117,066)	(33.3)
Encore Energy Corp.	(31,769)	(145,206)	(41.2)
EQB, Inc.	(2,784)	(169,244)	(48.1)
Skeena Resources Ltd.	(20,266)	(95,563)	(27.1)
Triple Flag Precious Metals Corp.	(9,910)	(159,603)	(45.3)
		(686,682)
Costa Rica
Establishment Labs Holdings, Inc.	(15,017)	(751,000)	(213.3)
Denmark
ALK-Abello A/S	(87,407)	(1,613,039)	(458.1)
Chemometec A/S	(14,211)	(598,521)	(170.0)
Matas A/S	(19,533)	(313,184)	(89.0)
Ringkjoebing Landbobank A/S	(8,423)	(1,408,752)	(400.1)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark (continued)
Royal Unibrew A/S	(21,759)	$(1,632,432)	(463.7)%
Scandinavian Tobacco Group A/S, Class A	(3,604)	(57,904)	(16.4)
Topdanmark A/S	(16,353)	(679,589)	(193.0)
(6,303,421)
Faeroe Islands
Bakkafrost P/F	(4,846)	(298,366)	(84.8)
Finland
Huhtamaki OYJ	(714)	(27,528)	(7.8)
Nokian Renkaat OYJ	(2,834)	(24,829)	(7.1)
(52,357)
France
Neoen SA	(39,920)	(1,217,305)	(345.8)
Trigano SA	(384)	(58,652)	(16.7)
Verallia SA	(20,642)	(794,786)	(225.7)
(2,070,743)
Germany
Eckert & Ziegler SE	(5,229)	(205,863)	(58.5)
Encavis AG	(28,207)	(510,145)	(144.9)
Evotec SE	(3,743)	(38,672)	(11.0)
Fielmann Group AG	(19,104)	(890,420)	(252.9)
Fraport AG Frankfurt Airport Services Worldwide	(62,727)	(3,127,559)	(888.3)
Mercer International, Inc.	(14,994)	(151,889)	(43.1)
Sixt SE	(7,451)	(710,294)	(201.7)
(5,634,842)
Ghana
Tullow Oil PLC	(154,769)	(69,938)	(19.9)
Israel
Electreon Wireless Ltd.	(847)	(43,747)	(12.4)
Italy
Eurogroup Laminations SpA	(15,862)	(68,712)	(19.5)
Industrie De Nora SpA	(5,324)	(71,239)	(20.3)
Pirelli & C SpA	(4,483)	(28,224)	(8.0)
(168,175)
Japan
Advance Residence Investment Corp.	(227)	(501,542)	(142.4)
Aeon Fantasy Co. Ltd.	(11,000)	(158,034)	(44.9)
Anycolor, Inc.	(31,100)	(438,438)	(124.5)
Asahi Yukizai Corp.	(5,100)	(163,203)	(46.4)
Atom Corp.	(8,900)	(52,051)	(14.8)
Base Co. Ltd.	(8,600)	(194,711)	(55.3)
Benefit One, Inc.	(18,100)	(252,403)	(71.7)
C Uyemura & Co. Ltd.	(3,500)	(234,100)	(66.5)
Chikaranomoto Holdings Co. Ltd.	(19,669)	(215,730)	(61.3)
Chiyoda Corp.	(581,700)	(1,641,830)	(466.3)
Chubu Steel Plate Co. Ltd.	(300)	(4,509)	(1.3)
Colowide Co. Ltd.	(4,400)	(59,944)	(17.0)
Cover Corp.	(53,696)	(588,918)	(167.3)
CUC, Inc.	(25,000)	(275,896)	(78.4)
Daiei Kankyo Co. Ltd.	(15,700)	(268,171)	(76.2)
Daikoku Denki Co. Ltd.	(17,900)	(419,178)	(119.1)
Daiwa Office Investment Corp.	(66)	(246,104)	(69.9)
Descente Ltd.	(11,600)	(266,925)	(75.8)
Enplas Corp.	(8,700)	(480,157)	(136.4)
Fujita Kanko, Inc.	(5,900)	(254,464)	(72.3)
Security	Shares	Value	% of Basket Value
Japan (continued)
Fukuyama Transporting Co. Ltd.	(16,400)	$(405,272)	(115.1)%
Future Corp.	(3,900)	(40,337)	(11.5)
GMO Financial Holdings, Inc.	(97,900)	(478,935)	(136.0)
Gremz, Inc.	(35,600)	(489,795)	(139.1)
Hankyu Hanshin REIT, Inc.	(142)	(129,950)	(36.9)
Hirata Corp.	(1,800)	(82,479)	(23.4)
Hitachi Zosen Corp.	(2,900)	(22,982)	(6.5)
Iino Kaiun Kaisha Ltd.	(64,400)	(529,004)	(150.2)
Ise Chemicals Corp.	(300)	(36,045)	(10.2)
J Trust Co. Ltd.	(57,200)	(166,715)	(47.3)
Kanto Denka Kogyo Co. Ltd.	(20,200)	(140,726)	(40.0)
KeePer Technical Laboratory Co. Ltd.	(2,300)	(66,776)	(19.0)
Keihan Holdings Co. Ltd.	(7,100)	(151,969)	(43.2)
KH Neochem Co. Ltd.	(1,800)	(28,263)	(8.0)
Komehyo Holdings Co. Ltd.	(19,005)	(457,256)	(129.9)
Kosaido Holdings Co. Ltd.	(82,700)	(389,916)	(110.7)
Krosaki Harima Corp.	(9,600)	(212,296)	(60.3)
Kumiai Chemical Industry Co. Ltd.	(4,600)	(23,992)	(6.8)
Mitsui E&S Co., Ltd.	(163,427)	(1,807,481)	(513.4)
Mori Hills REIT Investment Corp.	(274)	(243,712)	(69.2)
Namura Shipbuilding Co. Ltd.	(195,631)	(2,491,983)	(707.8)
Nihon Kohden Corp.	(4,900)	(136,137)	(38.7)
Nikkiso Co. Ltd.	(9,100)	(74,352)	(21.1)
Nikkon Holdings Co. Ltd.	(7,700)	(154,441)	(43.9)
Nippon Pillar Packing Co. Ltd.	(1,300)	(52,393)	(14.9)
Nomura Micro Science Co. Ltd.	(40,000)	(1,309,157)	(371.8)
NTT UD REIT Investment Corp.	(37)	(28,332)	(8.0)
Nxera Pharma Co. Ltd.	(37,800)	(354,128)	(100.6)
One REIT, Inc.	(17)	(29,257)	(8.3)
Orient Corp.	(50,700)	(337,566)	(95.9)
OSAKA Titanium Technologies Co. Ltd.	(34,481)	(549,392)	(156.0)
Outsourcing, Inc.	(120,000)	(1,355,247)	(384.9)
Piolax, Inc.	(10,700)	(185,849)	(52.8)
Roland Corp.	(5,900)	(164,064)	(46.6)
Ryoyo Ryosan Holdings, Inc.	(2,376)	(42,909)	(12.2)
Sangetsu Corp.	(24,300)	(528,198)	(150.0)
SBI Sumishin Net Bank Ltd.	(57,700)	(882,196)	(250.6)
Sekisui House REIT, Inc.	(603)	(314,766)	(89.4)
Septeni Holdings Co. Ltd.	(33,200)	(98,727)	(28.0)
Shin Nippon Biomedical Laboratories Ltd.	(22,700)	(225,193)	(64.0)
SRE Holdings Corp.	(16,000)	(398,909)	(113.3)
Star Micronics Co. Ltd.	(29,200)	(354,272)	(100.6)
SUNWELS Co. Ltd.	(14,600)	(204,919)	(58.2)
Takara Holdings, Inc.	(27,300)	(183,344)	(52.1)
Tama Home Co. Ltd.	(90,400)	(2,551,470)	(724.7)
TKP Corp.	(22,900)	(208,163)	(59.1)
Tocalo Co. Ltd.	(32,600)	(384,573)	(109.2)
Torishima Pump Manufacturing Co. Ltd.	(4,600)	(84,869)	(24.1)
Toyo Gosei Co. Ltd.	(3,800)	(199,852)	(56.8)
TRYT, Inc.	(126,300)	(505,648)	(143.6)
Tsuburaya Fields Holdings, Inc.	(3,600)	(41,922)	(11.9)
Valqua Ltd.	(2,700)	(77,333)	(22.0)
Workman Co. Ltd.	(76,600)	(1,925,071)	(546.8)
YA-MAN Ltd.	(37,000)	(228,283)	(64.8)
Yodogawa Steel Works Ltd.	(8,700)	(278,794)	(79.2)
Yonex Co. Ltd.	(39,400)	(321,225)	(91.2)
Zojirushi Corp.	(3,000)	(29,900)	(8.5)
(29,913,043)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Malta
Gambling.com Group Ltd.	(8,432)	$(72,937)	(20.7)%
Netherlands
AMG Critical Materials NV	(46,128)	(1,081,087)	(307.0)
Fugro NV	(6,951)	(168,905)	(48.0)
(1,249,992)
New Zealand
Ryman Healthcare Ltd.	(174,427)	(417,171)	(118.5)
Nigeria
Airtel Africa PLC	(1,296,698)	(1,784,285)	(506.8)
Norway
FLEX LNG Ltd.	(1,052)	(27,362)	(7.8)
Hoegh Autoliners ASA	(1,264)	(13,427)	(3.8)
MPC Container Ships ASA	(446,694)	(725,689)	(206.1)
NEL ASA	(62,200)	(29,199)	(8.3)
(795,677)
Portugal
Greenvolt-Energias Renovaveis SA	(147,249)	(1,298,607)	(368.8)
Singapore
AEM Holdings Ltd.	(22,600)	(38,748)	(11.0)
SATS Ltd.	(48,200)	(88,672)	(25.2)
(127,420)
Spain
Laboratorios Farmaceuticos Rovi SA, Class R	(5,343)	(477,819)	(135.7)
Unicaja Banco SA	(3,471,627)	(4,516,246)	(1,282.7)
Vidrala SA	(6,360)	(665,936)	(189.1)
Viscofan SA	(14,752)	(933,929)	(265.3)
(6,593,930)
Sweden
Axfood AB	(21,977)	(574,704)	(163.2)
Biotage AB	(4,276)	(65,210)	(18.5)
Dometic Group AB	(42,886)	(310,632)	(88.2)
Hms Networks Ab	(3,470)	(130,311)	(37.0)
Paradox Interactive AB	(4,875)	(74,694)	(21.2)
Stillfront Group AB	(27,180)	(26,178)	(7.5)
Thule Group AB	(7,657)	(218,587)	(62.1)
(1,400,316)
Switzerland
Garrett Motion, Inc.	(58,385)	(558,161)	(158.5)
United Kingdom
Auction Technology Group PLC	(10,824)	(66,657)	(18.9)
Currys PLC	(53,434)	(41,089)	(11.7)
Global Ship Lease, Inc., Class A	(29,920)	(680,979)	(193.4)
Ibstock PLC	(76,383)	(140,339)	(39.9)
Mobico Group PLC	(226,191)	(156,779)	(44.5)
Victrex PLC	(26,815)	(422,579)	(120.0)
(1,508,422)
United States
AAR Corp.	(4,940)	(341,552)	(97.0)
ACM Research, Inc., Class A	(1,927)	(49,177)	(14.0)
ACV Auctions, Inc., Class A	(1,704)	(29,735)	(8.4)
Adeia, Inc.	(88,270)	(868,577)	(246.7)
Aehr Test Systems	(15,947)	(191,045)	(54.3)
AerSale Corp.	(32,749)	(233,500)	(66.3)
American Coastal Insurance Corp., Class C	(14,450)	(151,292)	(43.0)
Anterix, Inc.	(29,997)	(945,505)	(268.5)
Security	Shares	Value	% of Basket Value
United States (continued)
Apollo Commercial Real Estate Finance, Inc.	(37,458)	$(360,721)	(102.5)%
ArcBest Corp.	(2,558)	(283,708)	(80.6)
Ares Commercial Real Estate Corp.	(15,736)	(106,847)	(30.3)
ARMOUR Residential REIT, Inc.	(26,133)	(474,837)	(134.9)
Artesian Resources Corp., Class A	(8,321)	(291,069)	(82.7)
Artivion, Inc.	(1,257)	(24,662)	(7.0)
ASGN, Inc.	(2,736)	(263,887)	(74.9)
Atlas Energy Solutions, Inc.	(70,446)	(1,564,606)	(444.4)
Atrion Corp.	(1,610)	(681,497)	(193.6)
Balchem Corp.	(4,677)	(661,234)	(187.8)
Bally’s Corp.	(13,251)	(174,118)	(49.5)
Bank First Corp.	(522)	(40,293)	(11.4)
BGC Group, Inc., Class A	(167,447)	(1,311,110)	(372.4)
BOK Financial Corp.	(53,824)	(4,775,804)	(1,356.4)
Boston Omaha Corp., Class A	(14,991)	(231,461)	(65.7)
Bristow Group, Inc.	(1,198)	(31,519)	(9.0)
BRP Group, Inc., Class A	(76,535)	(2,038,892)	(579.1)
Caleres, Inc.	(73,753)	(2,716,323)	(771.5)
California Water Service Group	(20,590)	(1,011,381)	(287.3)
Cambridge Bancorp	(12,839)	(787,929)	(223.8)
Cardlytics, Inc.	(2,973)	(36,419)	(10.3)
Carter’s, Inc.	(57,047)	(3,902,585)	(1,108.4)
Cass Information Systems, Inc.	(680)	(29,369)	(8.3)
Certara, Inc.	(58,947)	(1,008,583)	(286.5)
CEVA, Inc.	(4,640)	(94,053)	(26.7)
Clearfield, Inc.	(19,270)	(580,412)	(164.9)
Coastal Financial Corp.	(8,832)	(341,622)	(97.0)
Columbia Financial, Inc.	(22,778)	(378,115)	(107.4)
Conduent, Inc.	(27,150)	(85,523)	(24.3)
Crescent Energy Co., Class A	(33,277)	(354,067)	(100.6)
Cross Country Healthcare, Inc.	(3,993)	(70,277)	(20.0)
CryoPort, Inc.	(43,622)	(706,240)	(200.6)
Cytek Biosciences, Inc.	(34,109)	(204,995)	(58.2)
DiamondRock Hospitality Co.	(70,568)	(628,055)	(178.4)
Diodes, Inc.	(1,459)	(106,522)	(30.3)
Distribution Solutions Group, Inc.	(8,945)	(294,917)	(83.8)
DMC Global, Inc.	(2,700)	(42,795)	(12.2)
DocGo, Inc.	(115,251)	(389,548)	(110.6)
Eastman Kodak Co.	(195,886)	(881,487)	(250.4)
Ecovyst, Inc.	(55,339)	(521,847)	(148.2)
Embecta Corp.	(32,158)	(325,761)	(92.5)
Enfusion, Inc., Class A	(105,749)	(984,523)	(279.6)
Enhabit, Inc.	(42,484)	(428,664)	(121.7)
Excelerate Energy, Inc., Class A	(39,575)	(667,235)	(189.5)
F&G Annuities & Life, Inc.	(9,184)	(347,339)	(98.7)
Farmland Partners, Inc.	(13,496)	(145,217)	(41.2)
Fastly, Inc., Class A	(70,952)	(897,543)	(254.9)
First Bancorp/Southern Pines NC	(8,393)	(255,231)	(72.5)
First Bancshares, Inc.	(10,361)	(248,042)	(70.4)
First Commonwealth Financial Corp.	(110,200)	(1,453,538)	(412.8)
First Community Bankshares, Inc.	(3,649)	(121,074)	(34.4)
First Merchants Corp.	(13,035)	(435,630)	(123.7)
Fulton Financial Corp.	(123,827)	(2,049,337)	(582.1)
Genesco, Inc.	(1,000)	(25,310)	(7.2)
GEO Group, Inc.	(21,399)	(317,989)	(90.3)
Gladstone Land Corp.	(15,931)	(202,005)	(57.4)
Glaukos Corp.	(15,648)	(1,502,208)	(426.7)
Global Medical REIT, Inc.	(67,676)	(548,852)	(155.9)
Gogo, Inc.	(7,397)	(67,017)	(19.0)
Goosehead Insurance, Inc., Class A	(18,641)	(1,060,859)	(301.3)
Great Southern Bancorp, Inc.	(3,745)	(192,493)	(54.7)
Grid Dynamics Holdings, Inc.	(25,156)	(245,774)	(69.8)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Hanesbrands, Inc.	(977,862)	$(4,459,051)	(1,266.5)%
Hecla Mining Co.	(24,352)	(115,185)	(32.7)
HighPeak Energy, Inc.	(5,280)	(75,029)	(21.3)
I3 Verticals, Inc., Class A	(8,263)	(187,653)	(53.3)
Ichor Holdings Ltd.	(6,612)	(256,413)	(72.8)
IDACORP, Inc.	(33,395)	(3,165,178)	(899.0)
IMAX Corp.	(46,627)	(746,498)	(212.0)
Ingevity Corp.	(17,253)	(882,318)	(250.6)
Inter Parfums, Inc.	(263)	(30,608)	(8.7)
Interface, Inc., Class A	(20,454)	(312,742)	(88.8)
International Bancshares Corp.	(20,151)	(1,121,403)	(318.5)
iRhythm Technologies, Inc.	(12,763)	(1,398,570)	(397.2)
JetBlue Airways Corp.	(19,125)	(108,630)	(30.9)
Kemper Corp.	(40,169)	(2,342,254)	(665.3)
Knowles Corp.	(99,763)	(1,579,248)	(448.5)
Kontoor Brands, Inc.	(13,119)	(814,165)	(231.2)
Kura Sushi USA, Inc., Class A	(11,014)	(1,212,421)	(344.4)
Lakeland Financial Corp.	(616)	(36,202)	(10.3)
La-Z-Boy, Inc.	(92,868)	(3,049,785)	(866.2)
Lemonade, Inc.	(7,588)	(130,741)	(37.1)
Leslie’s, Inc.	(77,799)	(305,750)	(86.8)
Liberty Media Corp.-Liberty Live, Class C	(20,883)	(779,354)	(221.4)
Lightwave Logic, Inc.	(6,477)	(24,742)	(7.0)
Lindblad Expeditions Holdings, Inc.	(49,707)	(364,849)	(103.6)
Lindsay Corp.	(2,406)	(279,457)	(79.4)
Live Oak Bancshares, Inc.	(4,423)	(142,951)	(40.6)
Marten Transport Ltd.	(58,570)	(991,004)	(281.5)
MasterCraft Boat Holdings, Inc.	(2,088)	(42,240)	(12.0)
MaxCyte, Inc.	(30,827)	(111,902)	(31.8)
MeridianLink, Inc.	(11,269)	(187,967)	(53.4)
Mesa Laboratories, Inc.	(2,696)	(285,992)	(81.2)
Middlesex Water Co.	(7,401)	(375,379)	(106.6)
Mission Produce, Inc.	(5,181)	(58,804)	(16.7)
Montauk Renewables, Inc.	(13,135)	(47,286)	(13.4)
Movado Group, Inc.	(23,004)	(585,912)	(166.4)
MP Materials Corp., Class A	(46,245)	(739,920)	(210.2)
NBT Bancorp, Inc.	(32,066)	(1,122,631)	(318.9)
nCino, Inc.	(10,302)	(300,406)	(85.3)
nLight, Inc.	(16,734)	(190,600)	(54.1)
Northwest Natural Holding Co.	(4,112)	(156,873)	(44.6)
Nu Skin Enterprises, Inc., Class A	(13,108)	(154,150)	(43.8)
Ocular Therapeutix, Inc.	(20,769)	(98,445)	(28.0)
OneWater Marine, Inc., Class A	(17,504)	(362,508)	(103.0)
OPENLANE, Inc.	(5,551)	(95,366)	(27.1)
Paragon 28, Inc.	(4,122)	(38,005)	(10.8)
Park National Corp.	(3,270)	(430,692)	(122.3)
Peoples Bancorp, Inc.	(36,676)	(1,065,071)	(302.5)
Pitney Bowes, Inc.	(141,438)	(602,526)	(171.1)
PowerSchool Holdings, Inc., Class A	(2,848)	(49,327)	(14.0)
Preformed Line Products Co.	(361)	(43,692)	(12.4)
Security	Shares	Value	% of Basket Value
United States (continued)
ProPetro Holding Corp.	(94,418)	$(823,325)	(233.8)%
Ranpak Holdings Corp.	(6,654)	(48,175)	(13.7)
RCI Hospitality Holdings, Inc.	(6,214)	(315,423)	(89.6)
Ready Capital Corp.	(194,482)	(1,656,987)	(470.6)
REC Silicon ASA	(77,450)	(75,942)	(21.6)
Retail Opportunity Investments Corp.	(38,112)	(467,634)	(132.8)
Revolve Group, Inc.	(29,426)	(585,872)	(166.4)
Rocket Lab USA, Inc., Class A	(108,544)	(408,125)	(115.9)
RXO, Inc.	(222,428)	(4,206,113)	(1,194.6)
S&T Bancorp, Inc.	(20,947)	(631,552)	(179.4)
Seacoast Banking Corp. of Florida	(68,425)	(1,578,565)	(448.4)
Select Water Solutions, Inc., Class A	(9,712)	(89,739)	(25.5)
Sensient Technologies Corp.	(6,103)	(446,862)	(126.9)
Service Properties Trust	(5,833)	(35,756)	(10.2)
Six Flags Entertainment Corp.	(96,676)	(2,279,620)	(647.5)
Smith Douglas Homes Corp.	(29,215)	(849,280)	(241.2)
Southern Missouri Bancorp, Inc.	(542)	(21,734)	(6.2)
Sphere Entertainment Co., Class A	(6,409)	(249,054)	(70.7)
Spirit Airlines, Inc.	(53,402)	(188,509)	(53.5)
Stellar Bancorp, Inc.	(5,753)	(127,717)	(36.3)
StepStone Group, Inc., Class A	(28,435)	(1,025,650)	(291.3)
Steven Madden Ltd.	(5,271)	(213,001)	(60.5)
Tandem Diabetes Care, Inc.	(8,355)	(306,545)	(87.1)
Target Hospitality Corp.	(11,446)	(127,337)	(36.2)
Tarsus Pharmaceuticals, Inc.	(5,830)	(183,237)	(52.0)
Towne Bank	(26,250)	(679,087)	(192.9)
TreeHouse Foods, Inc.	(51,841)	(1,946,630)	(552.9)
TripAdvisor, Inc.	(57,373)	(1,510,631)	(429.1)
Triumph Group, Inc.	(59,011)	(788,387)	(223.9)
TrueBlue, Inc.	(6,661)	(69,408)	(19.7)
Two Harbors Investment Corp.	(2,514)	(31,752)	(9.0)
UFP Technologies, Inc.	(1,787)	(368,015)	(104.5)
United Community Banks, Inc.	(60,647)	(1,530,124)	(434.6)
Uniti Group, Inc.	(154,575)	(888,806)	(252.4)
Ventyx Biosciences, Inc.	(32,809)	(122,706)	(34.9)
Vista Outdoor, Inc.	(36,181)	(1,269,591)	(360.6)
Vivid Seats, Inc., Class A	(98,127)	(516,148)	(146.6)
WaFd, Inc.	(1,344)	(36,409)	(10.3)
Westrock Coffee Co.	(12,232)	(124,032)	(35.2)
White Mountains Insurance Group Ltd.	(853)	(1,516,753)	(430.8)
Wolverine World Wide, Inc.	(24,925)	(267,695)	(76.0)
XPEL, Inc.	(14,865)	(781,156)	(221.9)
(105,268,332)
Investment Companies
United Kingdom
Hipgnosis Songs Fund Ltd.	(187,066)	(244,998)	(69.6)
Total Reference Entity — Short		(174,073,976)
Net Value of Reference Entity — UBS AG		$352,082
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 9,068,966	$ (17,086,616)

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 562,002	$ —	$ —	$ —	$ 562,002
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	9,068,966	—	—	—	9,068,966
	$ —	$ —	$ 9,630,968	$ —	$ —	$ —	$ 9,630,968
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 250,524	$ —	$ —	$ —	$ 250,524
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	17,086,616	—	—	—	17,086,616
	$ —	$ —	$ 17,337,140	$ —	$ —	$ —	$ 17,337,140

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,451,138	$ —	$ —	$ —	$ 3,451,138
Options purchased(a)	—	—	1,475,170	—	—	—	1,475,170
Options written	—	—	466,072	—	—	—	466,072
Swaps	—	—	192,012,043	—	—	—	192,012,043
	$ —	$ —	$ 197,404,423	$ —	$ —	$ —	$ 197,404,423
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 311,231	$ —	$ —	$ —	$ 311,231
Swaps	—	—	(8,834,067)	—	—	—	(8,834,067)
	$ —	$ —	$ (8,522,836)	$ —	$ —	$ —	$ (8,522,836)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$73,362,400
Average notional value of contracts — short	$1,725,915
Options:
Average value of option contracts purchased	$— (a)
Average value of option contracts written	$— (a)
Total return swaps:
Average notional value	$(8,440,389)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 2,175	$ 575,332
Swaps — OTC(a)	9,068,966	17,086,616
Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,071,141	17,661,948
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,175)	(575,332)
Total derivative assets and liabilities subject to an MNA	$ 9,068,966	$ 17,086,616

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$ 1,851,446	$ —	$ —	$ —	$ 1,851,446
Barclays Bank PLC	1,285,849	(1,285,849)	—	—	—
BNP Paribas SA	2,704,264	(2,704,264)	—	—	—
Goldman Sachs Bank USA	2,049,036	—	—	—	2,049,036
Morgan Stanley & Co. International PLC	341,737	(44,449)	—	(297,288)	—
UBS AG	836,634	(455,653)	—	—	380,981
	$ 9,068,966	$ (4,490,215)	$ —	$ (297,288)	$ 4,281,463

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(d)
Barclays Bank PLC	$ 8,711,384	$ (1,285,849)	$ —	$ —	$ 7,425,535
BNP Paribas SA	7,875,130	(2,704,264)	—	—	5,170,866
Morgan Stanley & Co. International PLC	44,449	(44,449)	—	—	—
UBS AG	455,653	(455,653)	—	—	—
	$ 17,086,616	$ (4,490,215)	$ —	$ —	$ 12,596,401

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 69,340,819	$ —	$ —	$ 69,340,819
Preferred Securities
Preferred Stocks	—	—	4,447,945	4,447,945

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	$ —	$ 2,983,817	$ —	$ 2,983,817
U.S. Treasury Obligations	—	22,313,909	—	22,313,909
Short-Term Securities
Money Market Funds	14,255,848	—	—	14,255,848
U.S. Treasury Obligations	—	1,828,098,951	—	1,828,098,951
	$ 83,596,667	$ 1,853,396,677	$ 4,447,945	$ 1,941,441,289
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 562,002	$ 9,068,966	$ —	$ 9,630,968
Liabilities
Equity Contracts	(250,524)	(17,086,616)	—	(17,337,140)
	$ 311,478	$ (8,017,650)	$ —	$ (7,706,172)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2024

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 86,606,338	$ 1,927,185,441
Investments, at value — affiliated(b)	4,657,734	14,255,848
Cash	—	11,042,946
Cash pledged:
Collateral — OTC derivatives	—	8,380,000
Futures contracts	133,000	2,128,000
Foreign currency, at value(c)	313,075	40,149
Receivables:
Investments sold	2,754,490	—
Swaps	—	187,135,986
Capital shares sold	3,767	5,887,255
Dividends — unaffiliated	143,697	74,481
Dividends — affiliated	19,194	53,204
Interest — unaffiliated	—	41,884
Variation margin on futures contracts	—	2,175
Unrealized appreciation on OTC swaps	—	9,068,966
Prepaid expenses	26,652	89,513
Total assets	94,657,947	2,165,385,848
LIABILITIES
Cash received as collateral for OTC derivatives	—	9,730,000
Payables:
Investments purchased	2,908,194	120,124,891
Swaps	—	164,307,626
Accounting services fees	8,592	72,071
Administration fees	—	55,922
Capital shares redeemed	4,104	4,303,675
Custodian fees	43,220	258,989
Deferred foreign capital gain tax	228,182	—
Investment advisory fees	28,116	1,543,690
Trustees’ and Officer’s fees	1,822	2,637
Other accrued expenses	31,487	61,751
Professional fees	111,952	151,474
Service and distribution fees	1,287	23,483
Transfer agent fees	3,825	119,530
Variation margin on futures contracts	62,253	575,332
Unrealized depreciation on OTC swaps	—	17,086,616
Total liabilities	3,433,034	318,417,687
Commitments and contingent liabilities
NET ASSETS	$ 91,224,913	$ 1,846,968,161
NET ASSETS CONSIST OF
Paid-in capital	$ 126,791,343	$ 1,695,114,880
Accumulated earnings (loss)	(35,566,430)	151,853,281
NET ASSETS	$ 91,224,913	$ 1,846,968,161
(a)Investments, at cost—unaffiliated	$80,818,864	$1,916,564,031
(b)Investments, at cost—affiliated	$4,657,734	$14,255,848
(c)Foreign currency, at cost	$314,214	$40,246

2024 BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities  (continued)
April 30, 2024

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
NET ASSET VALUE
Institutional
Net assets	$ 5,598,312	$ 1,502,121,549
Shares outstanding	565,568	107,167,887
Net asset value	$ 9.90	$ 14.02
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor A
Net assets	$ 4,256,304	$ 118,391,926
Shares outstanding	438,704	8,600,533
Net asset value	$ 9.70	$ 13.77
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor C
Net assets	$ 561,644	$ 9,785,639
Shares outstanding	61,165	766,024
Net asset value	$ 9.18	$ 12.77
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Class K
Net assets	$ 80,808,653	$ 216,669,047
Shares outstanding	8,162,951	15,409,401
Net asset value	$ 9.90	$ 14.06
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations
Year Ended April 30, 2024

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
INVESTMENT INCOME
Dividends — unaffiliated	$2,629,297	$912,034
Dividends — affiliated	212,345	339,878
Interest — unaffiliated	6,984	51,586,598
Securities lending income — affiliated — net	249	—
Foreign taxes withheld	(311,343)	—
Total investment income	2,537,532	52,838,510
EXPENSES
Investment advisory	690,240	13,225,648
Professional	159,991	171,487
Custodian	85,819	767,463
Registration	69,489	160,212
Printing and postage	39,890	45,175
Administration	36,669	435,326
Accounting services	25,262	217,852
Administration — class specific	17,256	213,310
Transfer agent — class specific	16,286	864,158
Service and distribution — class specific	16,006	155,391
Trustees and Officer	6,994	14,199
Miscellaneous	20,815	121,523
Total expenses excluding interest expense	1,184,717	16,391,744
Interest expense — unaffiliated	91	222
Total expenses	1,184,808	16,391,966
Less:
Administration fees waived	(36,669)	—
Administration fees waived by the Manager — class specific	(17,256)	(213,201)
Fees waived and/or reimbursed by the Manager	(402,643)	(1,395,962)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(9,651)	(414,778)
Total expenses after fees waived and/or reimbursed	718,589	14,368,025
Net investment income	1,818,943	38,470,485
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	308,817	2,695,144
Investments — affiliated	4	—
Foreign currency transactions	(170,151)	(320,073)
Futures contracts	204,888	3,451,138
Options written	—	466,072
Swaps	—	192,012,043
	343,558	198,304,324
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	5,227,047	10,153,366
Investments — affiliated	(6)	—
Foreign currency translations	(5,467)	(94,744)
Futures contracts	(144,608)	311,231
Swaps	—	(8,834,067)
	5,076,966	1,535,786
Net realized and unrealized gain	5,420,524	199,840,110
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,239,467	$238,310,595
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(273,914)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(197,532)	$—
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/24	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,818,943	$3,208,226	$38,470,485	$8,419,287
Net realized gain (loss)	343,558	(20,072,908)	198,304,324	67,690,786
Net change in unrealized appreciation (depreciation)	5,076,966	4,030,580	1,535,786	(35,038,804)
Net increase (decrease) in net assets resulting from operations	7,239,467	(12,834,102)	238,310,595	41,071,269
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(111,738)	(219,347)	(62,401,555)	—
Investor A	(74,639)	(165,363)	(1,876,567)	—
Investor C	(7,037)	(8,701)	(566,373)	—
Class K	(1,535,767)	(2,617,795)	(12,296,861)	—
Decrease in net assets resulting from distributions to shareholders	(1,729,181)	(3,011,206)	(77,141,356)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,078,587	(40,652,940)	969,630,326	72,900,510
NET ASSETS
Total increase (decrease) in net assets	6,588,873	(56,498,248)	1,130,799,565	113,971,779
Beginning of year	84,636,040	141,134,288	716,168,596	602,196,817
End of year	$91,224,913	$84,636,040	$1,846,968,161	$716,168,596

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.29	$10.11	$13.24	$8.85	$10.25	$10.59
Net investment income(a)	0.20	0.28	0.20	0.15	0.10	0.18
Net realized and unrealized gain (loss)	0.60	(0.75)	(3.17)	4.43	(1.27)	(0.52)
Net increase (decrease) from investment operations	0.80	(0.47)	(2.97)	4.58	(1.17)	(0.34)
Distributions from net investment income(b)	(0.19)	(0.35)	(0.16)	(0.19)	(0.23)	—
Net asset value, end of period	$9.90	$9.29	$10.11	$13.24	$8.85	$10.25
Total Return(c)
Based on net asset value	8.76%	(4.57)%	(22.62)%	52.00%	(11.78)%(d)	(3.21)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.43%	1.48%	1.19%	1.40%	1.38%(g)(h)	1.42%(i)(j)
Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.85%	0.85%	0.81%(g)	0.92%(j)
Net investment income	2.14%	3.00%	1.62%	1.29%	1.38%(g)	1.83%
Supplemental Data
Net assets, end of period (000)	$5,598	$6,362	$9,583	$17,216	$9,689	$15,904
Portfolio turnover rate	162%	159%	183%	180%(k)	141%(k)	128%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.42%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expenses ratio would have been 1.39%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.40% and 0.90%, respectively.
(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.11	$9.93	$13.00	$8.69	$10.07	$10.43
Net investment income(a)	0.17	0.23	0.15	0.11	0.07	0.17
Net realized and unrealized gain (loss)	0.58	(0.72)	(3.09)	4.36	(1.25)	(0.53)
Net increase (decrease) from investment operations	0.75	(0.49)	(2.94)	4.47	(1.18)	(0.36)
Distributions from net investment income(b)	(0.16)	(0.33)	(0.13)	(0.16)	(0.20)	—
Net asset value, end of period	$9.70	$9.11	$9.93	$13.00	$8.69	$10.07
Total Return(c)
Based on net asset value	8.38%	(4.84)%	(22.83)%	51.62%	(12.05)%(d)	(3.45)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.77%	1.87%	1.52%	1.74%	1.70%(g)(h)	1.69%(i)(j)
Total expenses after fees waived and/or reimbursed	1.15%	1.15%	1.15%	1.14%	1.12%(g)	1.17%(i)
Net investment income	1.81%	2.54%	1.29%	0.98%	1.02%(g)	1.74%
Supplemental Data
Net assets, end of period (000)	$4,256	$4,428	$5,246	$7,125	$5,224	$3,817
Portfolio turnover rate	162%	159%	183%	180%(k)	141%(k)	128%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.74%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.67% and 1.15%, respectively.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expenses ratio would have been 1.67%.
(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$8.65	$9.46	$12.36	$8.29	$9.53	$9.95
Net investment income(a)	0.09	0.15	0.07	0.04	0.02	0.08
Net realized and unrealized gain (loss)	0.55	(0.68)	(2.96)	4.14	(1.21)	(0.50)
Net increase (decrease) from investment operations	0.64	(0.53)	(2.89)	4.18	(1.19)	(0.42)
Distributions from net investment income(b)	(0.11)	(0.28)	(0.01)	(0.11)	(0.05)	—
Net asset value, end of period	$9.18	$8.65	$9.46	$12.36	$8.29	$9.53
Total Return(c)
Based on net asset value	7.53%	(5.51)%	(23.40)%	50.49%	(12.57)%(d)	(4.22)%(e)
Ratios to Average Net Assets(f)
Total expenses	2.58%	2.75%	2.43%	2.56%	2.53%(g)(h)	2.53%(i)
Total expenses after fees waived and/or reimbursed	1.90%	1.90%	1.90%	1.90%	1.90%(g)	1.92%(i)
Net investment income	1.05%	1.72%	0.61%	0.43%	0.26%(g)	0.81%
Supplemental Data
Net assets, end of period (000)	$562	$430	$282	$550	$1,164	$2,280
Portfolio turnover rate	162%	159%	183%	180%(j)	141%(j)	128%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 2.57%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.51% and 1.90%, respectively.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.29	$10.11	$13.24	$8.84	$10.26	$10.59
Net investment income(a)	0.20	0.29	0.20	0.16	0.10	0.19
Net realized and unrealized gain (loss)	0.60	(0.76)	(3.16)	4.43	(1.28)	(0.52)
Net increase (decrease) from investment operations	0.80	(0.47)	(2.96)	4.59	(1.18)	(0.33)
Distributions from net investment income(b)	(0.19)	(0.35)	(0.17)	(0.19)	(0.24)	—
Net asset value, end of period	$9.90	$9.29	$10.11	$13.24	$8.84	$10.26
Total Return(c)
Based on net asset value	8.80%	(4.53)%	(22.59)%	52.19%	(11.87)%(d)	(3.12)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.34%	1.38%	1.13%	1.36%	1.41%(g)(h)	1.37%(i)
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%(g)	0.87%(i)
Net investment income	2.13%	3.07%	1.63%	1.36%	1.33%(g)	1.93%
Supplemental Data
Net assets, end of period (000)	$80,809	$73,416	$126,023	$150,108	$85,164	$80,529
Portfolio turnover rate	162%	159%	183%	180%(j)	141%(j)	128%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34%and 0.84%, respectively.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$12.19	$11.49	$11.98	$11.42	$12.67	$12.17
Net investment income (loss)(a)	0.47	0.14	(0.15)	(0.17)	(0.01)	0.05
Net realized and unrealized gain (loss)	2.30	0.56	(0.20)	0.76	(0.46)	0.57
Net increase (decrease) from investment operations	2.77	0.70	(0.35)	0.59	(0.47)	0.62
Distributions(b)
From net investment income	(0.94)	—	—	—	(0.04)	—
From net realized gain	—	—	(0.14)	(0.03)	(0.74)	(0.12)
Total distributions	(0.94)	—	(0.14)	(0.03)	(0.78)	(0.12)
Net asset value, end of period	$14.02	$12.19	$11.49	$11.98	$11.42	$12.67
Total Return(c)
Based on net asset value	23.64%	6.09%	(2.94)%(d)	5.21%(e)	(3.80)%(f)	5.09%
Ratios to Average Net Assets(g)
Total expenses	1.54%	1.57%	1.58%	1.82%	1.80%(h)	1.76%
Total expenses after fees waived and/or reimbursed	1.34%	1.34%	1.36%	1.57%	1.57%(h)	1.63%
Net investment income (loss)	3.61%	1.24%	(1.29)%	(1.49)%	(0.09)%(h)	0.36%
Supplemental Data
Net assets, end of period (000)	$1,502,122	$565,027	$565,502	$459,420	$492,021	$546,561
Portfolio turnover rate(i)	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes payments from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 5.12%.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$11.96	$11.30	$11.82	$11.27	$12.50	$12.03
Net investment income (loss)(a)	0.27	0.11	(0.18)	(0.20)	(0.02)	0.01
Net realized and unrealized gain (loss)	2.43	0.55	(0.20)	0.75	(0.46)	0.56
Net increase (decrease) from investment operations	2.70	0.66	(0.38)	0.55	(0.48)	0.57
Distributions(b)
From net investment income	(0.89)	—	—	—	(0.01)	—
From net realized gain	—	—	(0.14)	(0.00)(c)	(0.74)	(0.10)
Total distributions	(0.89)	—	(0.14)	(0.00)	(0.75)	(0.10)
Net asset value, end of period	$13.77	$11.96	$11.30	$11.82	$11.27	$12.50
Total Return(d)
Based on net asset value	23.42%	5.84%	(3.23)%(e)	4.92%(f)	(3.94)%(g)	4.79%
Ratios to Average Net Assets(h)
Total expenses	1.79%	1.83%	1.86%	2.07%	2.07%(i)	2.04%
Total expenses after fees waived and/or reimbursed	1.59%	1.59%	1.61%	1.82%	1.82%(i)	1.88%
Net investment income (loss)	2.09%	1.00%	(1.54)%	(1.75)%	(0.28)%(i)	0.12%
Supplemental Data
Net assets, end of period (000)	$118,392	$22,462	$25,229	$23,390	$23,509	$49,514
Portfolio turnover rate(j)	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.83%.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$11.18	$10.64	$11.22	$10.77	$11.99	$11.59
Net investment income (loss)(a)	0.34	0.03	(0.25)	(0.27)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	2.07	0.51	(0.19)	0.72	(0.44)	0.54
Net increase (decrease) from investment operations	2.41	0.54	(0.44)	0.45	(0.53)	0.46
Distributions(b)
From net investment income	(0.82)	—	—	—	—	—
From net realized gain	—	—	(0.14)	—	(0.69)	(0.06)
Total distributions	(0.82)	—	(0.14)	—	(0.69)	(0.06)
Net asset value, end of period	$12.77	$11.18	$10.64	$11.22	$10.77	$11.99
Total Return(c)
Based on net asset value	22.35%	5.08%	(3.95)%(d)	4.18%(e)	(4.51)%(f)	4.02%
Ratios to Average Net Assets(g)
Total expenses	2.51%	2.63%	2.64%	2.86%	2.83%(h)	2.79%
Total expenses after fees waived and/or reimbursed	2.34%	2.34%	2.36%	2.57%	2.57%(h)	2.63%
Net investment income (loss)	2.88%	0.25%	(2.30)%	(2.44)%	(1.04)%(h)	(0.64)%
Supplemental Data
Net assets, end of period (000)	$9,786	$5,281	$4,386	$6,817	$11,539	$17,282
Portfolio turnover rate(i)	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.09%.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$12.23	$11.52	$12.00	$11.44	$12.69	$12.19
Net investment income (loss)(a)	0.50	0.19	(0.14)	(0.25)	(0.01)	0.06
Net realized and unrealized gain (loss)	2.28	0.52	(0.20)	0.85	(0.46)	0.56
Net increase (decrease) from investment operations	2.78	0.71	(0.34)	0.60	(0.47)	0.62
Distributions(b)
From net investment income	(0.95)	—	—	—	(0.04)	—
From net realized gain	—	—	(0.14)	(0.04)	(0.74)	(0.12)
Total distributions	(0.95)	—	(0.14)	(0.04)	(0.78)	(0.12)
Net asset value, end of period	$14.06	$12.23	$11.52	$12.00	$11.44	$12.69
Total Return(c)
Based on net asset value	23.66%	6.16%	(2.85)%(d)	5.24%(d)	(3.77)%(e)	5.11%
Ratios to Average Net Assets(f)
Total expenses	1.44%	1.48%	1.51%	1.77%	1.76%(g)	1.72%
Total expenses after fees waived and/or reimbursed	1.29%	1.29%	1.31%	1.52%	1.52%(g)	1.57%
Net investment income (loss)	3.89%	1.59%	(1.24)%	(2.07)%	(0.07)%(g)	0.45%
Supplemental Data
Net assets, end of period (000)	$216,669	$123,399	$7,080	$5,151	$325	$453
Portfolio turnover rate(h)	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified
Each  Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’ s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Notes to Financial Statements

Notes to Financial Statements  (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the
Notes to Financial Statements

Notes to Financial Statements  (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have  delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
$3 billion — $5 billion	0.72	1.13
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06
With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)

For the year ended April 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$ 10,652	$ 5,354	$ 16,006
Global Equity Market Neutral	75,819	79,572	155,391
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,158	$ 852	$ 107	$ 15,139	$ 17,256
Global Equity Market Neutral	172,212	6,066	1,591	33,441	213,310
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 215	$ 368	$ 80	$ 335	$ 998
Global Equity Market Neutral	1,648	488	306	149	2,591
For the year ended April 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 5,644	$ 7,989	$ 1,313	$ 1,340	$ 16,286
Global Equity Market Neutral	827,726	29,914	5,283	1,235	864,158
Other Fees:  For the year ended April 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Emerging Markets	$ 211
Global Equity Market Neutral	3,772
For the year ended April 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor C
Advantage Emerging Markets	$ 24
Global Equity Market Neutral	183
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 3,069
Global Equity Market Neutral	4,888
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2025. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01
With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29
The  Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 399,574
Global Equity Market Neutral	1,391,074

Fund Name	Administration Fees Waived
Advantage Emerging Markets	$ 36,669
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statements of Operations. For the year ended April 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,158	$ 852	$ 107	$ 15,139	$ 17,256
Global Equity Market Neutral	172,212	6,066	1,482	33,441	213,201

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 3,327	$ 4,155	$ 830	$ 1,339	$ 9,651
Global Equity Market Neutral	397,374	14,755	1,417	1,232	414,778
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Notes to Financial Statements

Notes to Financial Statements  (continued)

Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund  retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage Emerging Markets	$ 38
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended April 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Emerging Markets	$ 3,180,904	$ 3,205,054	$ (157,481)
7.
 PURCHASES AND SALES
For the year ended April 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Advantage Emerging Markets	$ —	$ —	$ 133,618,432	$ 132,734,987
Global Equity Market Neutral	40,862,085	11,691,574	82,489,647	23,763,168
8.
INCOME TAX INFORMATION
It is each Fund’ s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/24	Year Ended 04/30/23
Advantage Emerging Markets
Ordinary income	$ 1,729,181	$ 3,011,206
Global Equity Market Neutral
Ordinary income	$ 77,141,356	$ —
As of April 30, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Advantage Emerging Markets	$ 658,532	$ (38,631,532)	$ 2,406,570	$ (35,566,430)
Global Equity Market Neutral	146,588,579	(6,454,537)	11,719,239	151,853,281

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.

During the year ended April 30, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Amounts
Advantage Emerging Markets	$ 172,555
Global Equity Market Neutral	10,214,686
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$ 88,624,651	$ 12,489,646	$ (9,850,225)	$ 2,639,421
Global Equity Market Neutral	1,930,820,649	208,910,466	(197,221,458)	11,689,008
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.   During the year ended April 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’ s prospectus provides details of the risks to which each Fund is subject.
The  Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	160,440	$ 1,504,678	208,272	$ 1,946,147
Shares issued in reinvestment of distributions	11,924	111,037	24,118	217,789
Shares redeemed	(291,314)	(2,727,003)	(495,776)	(4,500,312)
	(118,950)	$ (1,111,288)	(263,386)	$ (2,336,376)
Investor A
Shares sold and automatic conversion of shares	16,326	$ 150,304	47,347	$ 440,441
Shares issued in reinvestment of distributions	8,086	73,733	18,434	163,319
Shares redeemed	(71,668)	(664,639)	(108,134)	(984,054)
	(47,256)	$ (440,602)	(42,353)	$ (380,294)
Investor C
Shares sold	15,335	$ 130,898	42,971	$ 382,997
Shares issued in reinvestment of distributions	812	7,037	1,032	8,701
Shares redeemed and automatic conversion of shares	(4,683)	(41,770)	(24,088)	(212,434)
	11,464	$ 96,165	19,915	$ 179,264
Class K
Shares sold	357,504	$ 3,394,062	1,450,230	$ 13,775,721
Shares issued in reinvestment of distributions	165,239	1,535,767	290,217	2,617,795
Shares redeemed	(258,564)	(2,395,517)	(6,306,984)	(54,509,050)
	264,179	$ 2,534,312	(4,566,537)	$ (38,115,534)
	109,437	$ 1,078,587	(4,852,361)	$ (40,652,940)

	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral
Institutional
Shares sold	89,868,197	$ 1,183,723,613	26,358,802	$ 306,911,089
Shares issued in reinvestment of distributions	3,860,172	48,746,374	—	—
Shares redeemed	(32,923,949)	(426,006,298)	(29,231,157)	(338,909,422)
	60,804,420	$ 806,463,689	(2,872,355)	$ (31,998,333)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 04/30/24		Year Ended 04/30/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral (continued)
Investor A
Shares sold and automatic conversion of shares	7,889,248	$ 106,689,999	896,505	$ 10,257,468
Shares issued in reinvestment of distributions	144,097	1,788,531	—	—
Shares redeemed	(1,310,381)	(16,438,705)	(1,250,914)	(14,421,836)
	6,722,964	$ 92,039,825	(354,409)	$ (4,164,368)
Investor C
Shares sold	414,956	$ 4,778,122	287,251	$ 3,165,458
Shares issued in reinvestment of distributions	48,999	566,373	—	—
Shares redeemed and automatic conversion of shares	(170,331)	(1,981,485)	(227,007)	(2,413,505)
	293,624	$ 3,363,010	60,244	$ 751,953
Class K
Shares sold	7,156,848	$ 91,515,973	12,848,228	$ 148,024,891
Shares issued in reinvestment of distributions	183,985	2,331,425	—	—
Shares redeemed	(2,023,828)	(26,083,596)	(3,370,538)	(39,713,633)
	5,317,005	$ 67,763,802	9,477,690	$ 108,311,258
	73,138,013	$ 969,630,326	6,311,170	$ 72,900,510
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of April 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from August 1, 2019 through April 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 1, 2019 through April 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the year ended July 31, 2019 of the Funds were audited by other auditors whose report dated September 24, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2024:
Fund Name	Qualified Dividend Income
Advantage Emerging Markets	$ 1,231,770
Global Equity Market Neutral	617,252
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Advantage Emerging Markets	$ 2,022,774	$ 586,397
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2024:
Fund Name	Federal Obligation Interest
Advantage Emerging Markets	$ 25,757
Global Equity Market Neutral	47,844,989
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Advantage Emerging Markets	0.70%
Global Equity Market Neutral	0.66
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2024:
Fund Name	Interest Dividends
Advantage Emerging Markets	$ 164,303
Global Equity Market Neutral	48,701,230
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2024:
Fund Name	Interest- Related Dividends
Advantage Emerging Markets	$ 164,303
Global Equity Market Neutral	48,257,424

2024 BlackRock Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets.  It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications.  Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program

Trustee and Officer Information

Independent Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)
Chief Investment Officer, University of Delaware from
1999 to 2013; Trustee and Chair of the Finance and
Investment Committees, Winterthur Museum and Country
Estate from 2005 to 2016; Member of the Investment
Committee, Delaware Public Employees’ Retirement
System since 2002; Member of the Investment Committee,
Christiana Care Health System from 2009 to 2017;
Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and
Chair of the Audit Committee, SEI Private Trust Co. from
2001 to 2014.
			28 RICs consisting of 164 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)
Trustee, Financial Accounting Foundation from  2017 to
2021;  Advisory Board Member, Center for Private Equity
and Entrepreneurship at Tuck School of Business from
1997 to 2021; Director, Pacific Pension Institute from
2014 to 2018; Senior Advisor, Commonfund Capital, Inc.
(“CCI”) (investment adviser) in 2015; Chief Executive
Officer, CCI from 2013 to 2014; President & Chief
Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof  from 2018 to 2022; Advisory Board
Member, Bridges Fund Management from 2016 to 2018;
Practitioner Advisory Board Member, Private Capital
Research Institute (“PCRI”) since 2017; Lecturer in the
Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member,
Tostan since 2021; Member of the President’s Counsel,
Commonfund since 2023.
			28 RICs consisting of 164 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)
Senior advisor, Insignia since 2024; Chief Investment
Officer, Williams College from 2006 to 2023; Chief
Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston
since 2017; Director, B1 Capital since 2018; Director,
David and Lucile Packard Foundation since 2020.
			28 RICs consisting of 164 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)
Bank of America Corporation from 1996 to 2015, serving in
various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial
Officer of Global Banking, Markets and Wealth
Management from 2008 to 2009, Chief Accounting Officer
from 2004 to 2008, Chief Financial Officer of Consumer
Bank from 2003 to 2004, Chief Financial Officer of Global
Corporate Investment Bank from 1999 to 2002.
			28 RICs consisting of 164 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)
Director, Pioneer Public Interest Law Center since 2023;
Director, Charles Stark Draper Laboratory, Inc. from
2013 to 2021; Senior Lecturer, Harvard Business School
from 2008 to 2021; FMR LLC/Fidelity Investments
(financial services) from 1996 to 2008, serving in various
senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from
1985 to 1996 and Associate thereof from 1979 to 1985.
			28 RICs consisting of 164 Portfolios	None

2024 BlackRock Annual Report to Shareholders

Trustee and Officer Information (continued)
Independent Trustees(a) (continued)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 164 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None
Donald C. Opatrny 1952	Trustee (Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment
Committee of The Arizona Community Foundation since
2022 and Trustee thereof since 2020; Director, Athena
Capital Advisors LLC (investment management firm) from
2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment
Committee, Cornell University from 2004 to 2019; Member
of Affordable Housing Supply Board of Jackson, Wyoming
from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
Member of the Investment Committee, Mellon Foundation
from 2009 to 2015; President, Trustee and Member of the
Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the
Investment Committee, Community Foundation of Jackson
Hole since 2014.
			28 RICs consisting of 164 Portfolios	None
Kenneth L. Urish 1951	Trustee (Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified
public accountants and consultants) since 1976; Past-
Chairman of the Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants and
Committee Member thereof since 2007; Member of
External Advisory Board, The Pennsylvania State
University Accounting Department since 2001, Emeritus
since 2022; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to
2008; Director, Inter-Tel from 2006 to 2007; Member,
Advisory Board, ESG Competent Boards since 2020.
			28 RICs consisting of 164 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)
Advisory Board Member, Grossman School of Business at
the University of Vermont since 2023; Advisory Board
Member, Scientific Financial Systems since 2022; General
Partner of Neon Liberty Capital Management, LLC from
2003 to 2023; Chief Operating Officer and Chief Financial
Officer of Liberty Square Asset Management, LP from
1998 to 2015; Director, Boston Hedge Fund Group from
2009 to 2018; Director, Massachusetts Council on
Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
			28 RICs consisting of 164 Portfolios	None
Trustee and Officer Information

Trustee and Officer Information (continued)

Interested Trustees(a)(d)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Trustee (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock’s Global Executive and Global Operating
Committees; Co-Chair of BlackRock’s Human Capital
Committee; Senior Managing Director of BlackRock, Inc.
from 2010 to 2019; oversaw BlackRock’s Strategic Partner
Program and Strategic Product Management Group from
2012 to 2019; Member of the Board of Managers of
BlackRock Investments, LLC from 2011 to 2018; Global
Head of BlackRock’s Retail and iShares® businesses from
2012 to 2016.
			96 RICs consisting of 266 Portfolios	None
John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	98 RICs consisting of 268 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.

(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

2024 BlackRock Annual Report to Shareholders

Trustee and Officer Information (continued)

Officers Who Are Not Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Roland Villacorta 1971	Vice President (Since 2022)
Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending
within BlackRock’s Global Markets Group since 2022; Member of BlackRock’s Global Operating Committee since
2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective June 1, 2024, Lori Richards was appointed as a Trustee of the Trust.
Trustee and Officer Information

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

2024 BlackRock Annual Report to Shareholders

Additional Information (continued)

BlackRock Privacy Principles (continued)
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For Global Equity Market Neutral.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CDI	CREST Depository Interest
CJSC	Closed Joint Stock Company
CVA	Certificaten Van Aandelen (Dutch Certificate)
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
ST	Special Tax
UT	Unlimited Tax

2024 BlackRock Annual Report to Shareholders

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMLSGLS-04/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$47,838	$47,838	$407	$44	$16,328	$25,900	$0	$218
BlackRock Defensive Advantage Emerging Markets Fund	$31,212	$31,212	$407	$44	$15,288	$18,700	$0	$218
BlackRock Global Equity Market Neutral Fund	$64,464	$64,464	$407	$44	$28,960	$33,800	$0	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not

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including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

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(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$16,735	$26,162
BlackRock Defensive Advantage Emerging Markets Fund	$15,695	$18,962
BlackRock Global Equity Market Neutral Fund	$29,367	$34,062

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

4

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 24, 2024

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